AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2006

                                                     REGISTRATION NOS. 333-72632
                                                                       811-05166
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                              --------------------

                         POST-EFFECTIVE AMENDMENT NO. 9

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 98
                        (CHECK APPROPRIATE BOX OR BOXES.)

                              --------------------

                         MONY AMERICA VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                               (NAME OF DEPOSITOR)

                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
       (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 554-1234

                   ------------------------------------------

                                   DODIE KENT
                           VICE PRESIDENT AND COUNSEL
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                   -------------------------------------------

                  PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                           CHRISTOPHER E. PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

                              --------------------


APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective: (check appropriate box)
     | | immediately upon filing pursuant to paragraph (b) of Rule 485.
     |X| on May 1, 2006 pursuant to paragraph (b) of Rule 485.
     | | 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
     | | on              pursuant to paragraph (a)(1) of Rule 485.

      If appropriate, check the following box:

     | | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:    Units of interest in Separate Account
                                         under individual flexible payment
                                         variable annuity contracts

================================================================================

Individual Flexible Payment Variable Annuity Contract

Issued by MONY Life Insurance Company of America with variable investment options under MONY America's MONY America Variable Account A.

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing, or taking any other action under your contract. Also, you should read the prospectuses for each Trust, which contain important information about their portfolios.


PROSPECTUS DATED MAY 1, 2006

--------------------------------------------------------------------------------


MONY Life Insurance Company of America (the "Company") issues the flexible payment variable annuity contract described in this prospectus.

As of September 1, 2005, we are no longer offering this product to Non-Qualified Contracts. We are only offering this product to certain existing Qualified Plans. This Contract may not be available in all states. (See "Summary of the Contract -- Purpose of the Contract.") Although this prospectus is primarily designed for potential purchasers of the Contract, you may have previously purchased a Contract and be receiving this prospectus as a current Contract owner. If you are a current Contract owner, you should note that the investment options, features and charges of the Contract may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your Contract.

You can tell us what to do with your Purchase Payments. You can also tell us what to do with the fund value your contract may create for you resulting from those Purchase Payments.

You may allocate some or all of your Purchase Payments into the subaccounts. Each subaccount is a subaccount of separate account MONY America Variable Account A. Both the value of your contract before the date annuity payments begin and the amount of income afterward will depend on the investment performance of the portfolios you select. You bear the investment risk of investing in the portfolios. The subaccounts invest in shares of the following portfolios of AIM Variable Insurance Funds, The Alger American Fund, Dreyfus Investment Portfolios, EQ Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), Old Mutual Insurance Series Fund, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, ProFunds and The Universal Institutional Funds, Inc. (the "Funds").

--------------------------------------------------------------------------------
 Subaccounts
--------------------------------------------------------------------------------
o AIM V.I. Basic Value               o EQ/Government Securities
o AIM V.I. Financial Services        o EQ/Long Term Bond
o AIM V.I. Global Health Care        o EQ/Mercury Basic Value Equity
o AIM V.I. Mid Cap Core Equity       o EQ/Montag & Caldwell Growth
o AIM V.I. Technology                o EQ/Money Market
o Alger American Balanced            o EQ/PIMCO Real Return
o Alger American MidCap Growth       o EQ/Short Duration Bond
o Dreyfus IP Small Cap Stock Index   o EQ/UBS Growth and Income
o EQ/Bear Stearns Small Company      o Franklin Income Securities
  Growth                             o Franklin Rising Dividends Securities
o EQ/Boston Advisors Equity Income   o Franklin Zero Coupon 2010
o EQ/Calvert Socially Responsible    o Janus Aspen Series Flexible Bond
o EQ/Enterprise Moderate Allocation  o Janus Aspen Series Forty
o EQ/GAMCO Mergers and Acquisitions  o Janus Aspen Series International
o EQ/GAMCO Small Company Value         Growth
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Subaccounts
--------------------------------------------------------------------------------
o Lord Abbett Bond-Debenture         o PIMCO Global Bond (Unhedged)
o Lord Abbett Growth and Income      o PIMCO Real Return
o Lord Abbett Mid-Cap Value          o PIMCO StocksPLUS Growth and
o MFS(R) Mid Cap Growth                Income
o MFS(R) New Discovery               o ProFund VP Bear
o MFS(R) Total Return                o ProFund VP Rising Rates Opportunity
o MFS(R) Utilities                   o ProFund VP UltraBull
o Old Mutual Mid-Cap                 o Van Kampen UIF Emerging Markets
o Old Mutual Select Value              Equity
o Oppenheimer Global Securities      o Van Kampen UIF Global Value Equity
o Oppenheimer Main Street(R)         o Van Kampen UIF U.S. Real Estate
--------------------------------------------------------------------------------

  Not all of these portfolios may be available in all states or all markets.

You may also allocate some or all of your Purchase Payments and fund values into our Guaranteed Interest Account with Market Value Adjustment, which is discussed later in this Prospectus and in a separate prospectus attached to this Prospectus for your convenience.

A Statement of Additional Information dated May 1, 2006 containing additional information about the contract is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request. You may request one by writing to our processing office located at MONY Life Insurance Company of America, Policyholder Services, One MONY Plaza, P.O. Box 4720, Syracuse, New York 13221, by telephoning 1-800-487-6669 or by accessing the SEC's website at http://www.sec.gov. The Table of Contents of the Statement of Additional Information can be found on the last page of this prospectus.




The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                   MLA-VA/X01272

Table of contents

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1. SUMMARY OF THE CONTRACT                                                   1
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Definitions                                                                  1
Purpose of the contract                                                      1

Purchase Payments and fund value                                             1

MONY America Variable Account A                                              1
Guaranteed Interest Account with Market Value Adjustment                     2
Market Value Adjustment                                                      2
Benefit option packages                                                      3

Minimum Purchase Payments                                                    5

Transfer of fund value                                                       5
Loans                                                                        5
Surrenders                                                                   5
Charges and deductions                                                       5
Right to return contract provision                                           5
Death benefit                                                                5
How to reach us                                                              5
Fee tables                                                                   6
Example                                                                      7
Other contracts                                                              8
Condensed financial information                                              8


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2. WHO IS MONY LIFE INSURANCE COMPANY
     OF AMERICA?                                                             9
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MONY Life Insurance Company of America                                       9
MONY America Variable Account A                                              9


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3. THE FUNDS                                                                11
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Purchase of portfolio shares by MONY America Variable
     Account A                                                              15
Guaranteed Interest Account with Market Value Adjustment                    15


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4. DETAILED INFORMATION ABOUT THE CONTRACT                                  17
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Payment and allocation of Purchase Payments                                 17
Telephone/fax/web transactions                                              20
Disruptive transfer activity                                                21
Termination of the Contract                                                 22



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5. SURRENDERS                                                               23
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6. LOANS                                                                    24
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i  Table of contents

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7. DEATH BENEFIT                                                            25
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Death benefit provided by the contract                                      25
Earnings increase death benefit                                             26
Election and effective date of election                                     27
Payment of death benefit proceeds                                           27


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8. CHARGES AND DEDUCTIONS                                                   28
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Deductions from Purchase Payments                                           29

Charges against fund value                                                  29
Deductions from fund value                                                  29


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9. ANNUITY PROVISIONS                                                       32
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Annuity payments                                                            32
Guaranteed minimum annuity payments                                         32
Election and change of settlement option                                    32
Settlement options                                                          33
Frequency of annuity payments                                               33
Additional provisions                                                       33


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10. OTHER PROVISIONS                                                        35
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Ownership                                                                   35
Provision required by Section 72(s) of the Code                             35
Provision required by Section 401(a)(9) of the Code                         35
Secondary annuitant                                                         35
Assignment                                                                  36
Change of beneficiary                                                       36
Substitution of securities                                                  36

Changes to Contracts                                                        36

Change in operation of MONY America Variable Account A                      36


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11. VOTING RIGHTS                                                           37
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12. DISTRIBUTION OF THE CONTRACTS                                           38
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13. FEDERAL TAX STATUS                                                      40
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Introduction                                                                40
Taxation of annuities in general                                            40
Retirement plans                                                            41
Tax treatment of the company                                                41


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14. ADDITIONAL INFORMATION                                                  42
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15. LEGAL PROCEEDINGS                                                       43
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16. FINANCIAL STATEMENTS                                                    44
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APPENDICES
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A -- For contracts issued in the State of Washington                       A-1
B -- Condensed financial information                                       B-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                           Table of contents  ii

1. Summary of the Contract

--------------------------------------------------------------------------------
This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your Contract. This summary and the entire prospectus will describe the part of the Contract involving MONY America Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account with Market Value Adjustment and the portfolios offered by AIM Variable Insurance Funds, The Alger American Fund, Dreyfus Investment Portfolios, EQ/Advisors Trust, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), Old Mutual Insurance Series Fund, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, ProFunds and The Universal Institutional Funds, Inc. See applicable fund prospectuses for more detailed information about the portfolios offered by the Funds. More detailed information about the Guaranteed Interest Account with Market Value Adjustment is contained in the prospectus attached to this prospectus and in your contract.



DEFINITIONS

--------------------------------------------------------------------------------
Specialized terms will be defined on the page where they first appear enclosed in a box.
--------------------------------------------------------------------------------

PURPOSE OF THE CONTRACT

The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts").


The Contract is designed to allow an owner to make Purchase Payments to the Company under the Contract. Those Purchase Payments are allocated at the owner's choice among the subaccounts of MONY America Variable Account A and the Guaranteed Interest Account with Market Value Adjustment. Those Purchase Payments can accumulate for a period of time and create fund value for the owner. The owner can choose the length of time that such Purchase Payments may accumulate. The owner may choose at some point in the future to receive annuity benefits based upon that accumulated fund value.


An owner may use the Contract's design to accumulate fund value for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under certain sections of the Internal Revenue Code (the "Code"). Sections 401,403 (other than Section 403(b)), 408, 408A and 457, for example. We no longer offer contracts to fund plans intended to be qualified under Sections 403 or 457 of the Code, but may accept Purchase Payments under existing contracts or offer contracts to new Participants in existing plans. Accordingly, if you are purchasing this Contract through a Qualified Plan, you should consider purchasing this Contract for its death benefit, income benefits, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether or not the Contract is an appropriate investment for you.

We no longer offer the MONY America Variable Account A contract on a nonqualified basis or for any IRAs, SEP IRAs or SIMPLE IRA plans except as noted below:

(1) If you have a Non-Qualified Contract or an IRA, or if you established a SARSEP before 1997, we will continue to accept contributions under the contract; or

(2) If you have established an existing SIMPLE IRA or SEP IRA Plan we will offer Contracts to new employees and continue to accept contributions for all participating employees.

--------------------------------------------------------------------------------
QUALIFIED PLANS -- Retirement plans that may receive favorable tax treatment under certain Sections of the Code.
QUALIFIED CONTRACTS -- Contracts issued under Qualified Plans.
NON-QUALIFIED CONTRACTS -- Contracts not issued under Qualified Plans.
--------------------------------------------------------------------------------

The Contract is also designed to allow the owner to request payments of part or all of the accumulated fund values before the owner begins to receive annuity benefits. This payment may result in the imposition of a surrender charge and a market value adjustment. The market value adjustment will not apply to Contracts issued in certain states. These payments also may be subject to a contract charge and/or income or other taxes.



PURCHASE PAYMENTS AND FUND VALUE

You may allocate your Purchase Payments to one or more of the subaccounts of MONY America Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account with Market Value Adjustment. The Purchase Payments you allocate among the various subaccounts of MONY America Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the Purchase Payments you allocate to any of the subaccounts of MONY America Variable Account A will increase or that the Purchase Payments you make will not lose value.

Purchase Payments you allocate to the Guaranteed Interest Account with Market Value Adjustment will be credited with interest at a rate determined by the Company. That rate will not be less than 3.5%.



MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of MONY Life Insurance Company of America (the "Company"). MONY America Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

The subaccounts of MONY America Variable Account A invest in shares of the Funds at their net asset value. (See "The Funds"). Own-


1  Summary of the Contract
ers bear the entire investment risk for all amounts allocated to MONY America Variable Account A subaccounts.

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FUND -- Any open-end management investment company or unit investment trust in which a subaccount invests.
OWNER -- The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Owner.
PURCHASE PAYMENT -- An amount paid to the Company by the Owner or on the
Owner's behalf as consideration for the benefits provided by the Contract.
NET PURCHASE PAYMENT -- Purchase Payment less any applicable tax charge.
--------------------------------------------------------------------------------

GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT

The Guaranteed Interest Account with Market Value Adjustment is part of the Company's general account ("General Account"). It consists of all the Company's assets other than assets allocated to separate investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited with interest at rates guaranteed by the Company for specified periods. (See "Guaranteed Interest Account with Market Value Adjustment".)

MARKET VALUE ADJUSTMENT

A market value adjustment will be imposed on transfers or surrenders (partial or full) from the Guaranteed Interest Account with Market Value Adjustment in most states. A market value adjustment will not be imposed on contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington; however, restrictions on transfers apply in these States. The adjustment can be either a positive or negative adjustment. No adjustment is made for the amount withdrawn or transferred within 30 days before the end of the accumulation period, nor to benefits paid as a result of the death of the Annuitant. The Guaranteed Interest Account with Market Value Adjustment is described in a separate prospectus which accompanies this prospectus.

--------------------------------------------------------------------------------
FUND VALUE -- The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, the Guaranteed Interest Account, and the loan account of the Contract. If the term Fund Value is preceded or followed by the terms subaccount(s), the Guaranteed Interest Account, and the loan account, or any one or more of those terms, Fund Value means only the Fund Value of the subaccount, the Guaranteed Interest Account or the loan account, as the context requires.
BUSINESS DAY -- Each day that the New York Stock Exchange is open for regular trading. A Business Day ends at 4:00 p.m. Eastern Time.
--------------------------------------------------------------------------------


                                                       Summary of the Contract 2

BENEFIT OPTION PACKAGES


As of November 29, 2004, Option 3 is no longer available for new business.


Currently, Option 1 and Option 2 are available to new sales under the Contract. The two benefit option packages may not be available in all states. There are two benefit option packages available under Contracts issued in the state of Washington--see Appendix A for a table summarizing the benefit option packages. Each benefit option package is distinct. You select a benefit option package at the time of application. Once a selection is made, you may not transfer from one benefit option package to another.



------------------------------------------------------------------------------------------------------------
                              Option 1                                   Option 2
------------------------------------------------------------------------------------------------------------
Mortality and expense risk   Current annual rate--1.20%                 Current annual rate--1.70%
charge                       Maximum annual rate--1.40%                 Maximum annual rate--1.95%
------------------------------------------------------------------------------------------------------------
Death benefit on death of    The greater of:                            The greatest of:
annuitant                    (1) The Fund Value less any outstanding    (1) The Fund Value less any
                             debt on the date due proof of the          outstanding debt on the date due
                             Annuitant's death is received by the       proof of the Annuitant's death is
                             Company                                    received by the Company

                             or                                         or
                             (2) The Purchase Payments paid, reduced    (2) The Purchase Payments paid,
                             proportionately by each partial            reduced proportionately by each
                             surrender (reflecting any market value     partial surrender (reflecting any
                             adjustment and any surrender charge) and   market value adjustment and any
                             less any outstanding debt.*                surrender charge) and less any
                                                                        outstanding debt.*

                                                                        or
                                                                        (3) Step Up Value (See "Death
                                                                        benefit").
------------------------------------------------------------------------------------------------------------
Earnings increase amount     Not Available                              The amount of the Earnings Increase
added to death benefit                                                  depends upon the age of the
                                                                        Annuitant on the Contract's
                                                                        Effective Date.
                                                                        If the Annuitant was age 69 or
                                                                        younger on the Contract's Effective
                                                                        Date, the Earnings Increase Amount
                                                                        is equal to 40% of the lesser of:
                                                                        (1) Net Purchase Payments;

                                                                        or
                                                                        (2) Fund Value minus Purchase
                                                                        Payments.**
                                                                        If the Annuitant was age 70 or
                                                                        older on the Contract's Effective
                                                                        Date, the Earnings Increase Amount
                                                                        is equal to 25% of the lesser of:
                                                                        (1) Net Purchase Payments;

                                                                        or
                                                                        (2) Fund Value minus Purchase
                                                                        Payments.**
------------------------------------------------------------------------------------------------------------
Guaranteed minimum           Not Available                              Not Available
annuity payments


------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
                               Option 3***
-------------------------------------------------------------------------
Mortality and expense risk     Current annual rate--2.35%
charge                         Maximum annual rate--2.80%
-------------------------------------------------------------------------
Death benefit on death of      The greatest of:
annuitant                      (1) The Fund Value less any
                               outstanding debt on the date due
                               proof of the Annuitant's death is
                               received by the Company

                               or
                               (2) The Purchase Payments paid,
                               reduced proportionately by each
                               partial surrender (reflecting any
                               market value adjustment and any
                               surrender charge) and less any
                               outstanding debt.*

                               or
                               (3) Step Up Value (See "Death
                               Benefit") or (4) Roll Up Value (See
                               "Death benefit").
-------------------------------------------------------------------------
Earnings increase amount       The amount of the Earnings Increase
added to death benefit         depends upon the age of the Annuitant
                               on the Contract's Effective Date.
                               If the Annuitant was age 69 or
                               younger on the Contract's Effective
                               Date, the Earnings Increase Amount is
                               equal to 40% of the lesser of:
                               (1) Net Purchase Payments;

                               or
                               (2) Fund Value minus Purchase
                               Payments.**
                               If the Annuitant was age 70 or older
                               on the Contract's Effective Date, the
                               Earnings Increase Amount is equal to
                               25% of the lesser of:
                               (1) Net Purchase Payments;

                               or
                               (2) Fund Value minus Purchase
                               Payments.**
-------------------------------------------------------------------------
Guaranteed minimum             If certain conditions are met, the
annuity payments               Guaranteed Annuitization Value may be
                               used to provide guaranteed minimum
                               annuity payments that are greater
                               than annuity payments that would be
                               provided by the Contract's Fund Value
                               or Cash Value, as applicable.
-------------------------------------------------------------------------


3 Summary of the Contract

-------------------------------------------------------------------------------------------------------------
                             Option 1                                    Option 2
-------------------------------------------------------------------------------------------------------------
Minimum initial Purchase   Qualified Contracts--The minimum Purchase    Qualified Contracts--The minimum
Payment                    Payment for Qualified Plans is the same      Purchase Payment for Qualified
                           for all three options. (See "Detailed        Plans is the same for all three
                           information about the contract.")            options. (See "Detailed information
                           Non-Qualified Contracts--$5,000              about the contract.")
                                                                        Non-Qualified Contracts--$10,000
-------------------------------------------------------------------------------------------------------------
Annuitant Issue age        Qualified Contracts--0-85                    Qualified Contracts--0-79
                           Non-Qualified Contracts--0-85                Non-Qualified Contracts--0-79
-------------------------------------------------------------------------------------------------------------
Annual contract charge     Current charge is $30.                       Current charge is $0.
                           The annual contract charge may be            The annual contract charge may be
                           increased to a maximum of $50 ($30 in        increased to a maximum of $50 ($30
                           certain states) on 30 days written           in certain states) on 30 days
                           notice.                                      written notice.
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
                              Option 3***
-------------------------------------------------------------------------
Minimum initial Purchase     Qualified Contracts--the minimum
Payment                      Purchase Payment for Qualified Plans is
                             the same for all three options. (See
                             "Detailed information about the
                             contract.")
                             Non-Qualified Contracts--$10,000
-------------------------------------------------------------------------
Annuitant Issue age          Qualified Contracts--0-79
                             Non-Qualified Contracts--0-79
-------------------------------------------------------------------------
Annual contract charge       Current charge is $0.
                             The annual contract charge may be
                             increased to a maximum of $50 ($30 in
                             certain states) on 30 days written
                             notice.
-------------------------------------------------------------------------


* In the calculations of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge and any market value adjustment divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. Depending on your state, for Contracts purchased prior to July 22, 2003, the death benefit is the greater of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and their surrender charges minus any outstanding debt, and plus or minus any Market Value Adjustment.

** The payments and values described in (1) and (2) do not include Purchase Payments made during the 12-month period immediately prior to the date due proof of death is received by the Company and reflect any partial surrenders made including any applicable market value adjustment and surrender charge, and less any outstanding debt.


*** As of November 29, 2004, Option 3 is no longer available for new business.


                                                       Summary of the Contract 4

MINIMUM PURCHASE PAYMENTS

The minimum Purchase Payment for individuals varies depending upon the purchaser of the contract, the method of paying the Purchase Payments and the benefit option package selected. (See "Payment and allocation of Purchase Payments.")


Additional Purchase Payments may be made at any time.


TRANSFER OF FUND VALUE

You may transfer fund value among the subaccounts and to or from the Guaranteed Interest Account with Market Value Adjustment. Transfers from the Guaranteed Interest Account with Market Value Adjustment may be subject to a market value adjustment for Contracts issued in certain states. Transfers may be made by telephone, facsimile or via the web if the proper form or the telephone/facsimile/web authorization on a Contract application has been completed, signed, and received by the Company at its Operations Center. Transfers by telephone, facsimile or via the web are subject to the Company's rules and conditions for such privilege. (See "Transfers.")


LOANS

If your Contract permits, you may borrow up to 50% of your Contract's Fund Value from the Company. Your Contract will be the only security required for the loan. Contracts issued to 401(k) plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company's General Account.

We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due plus any accrued interest will be added to the outstanding debt.


SURRENDERS


You may surrender all or part of the Contract at any time and receive its Cash Value while the Annuitant is alive prior to the annuity starting date. We may impose a surrender charge and market value adjustment (if applicable). A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge and any market value adjustment, if applicable) reduced Fund Value. The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 59-1/2 at the time of surrender. (See "Federal tax status.")



CHARGES AND DEDUCTIONS

The Contract provides for the deduction of various charges and expenses from the fund value of the Contract.

We pay compensation to brokers-dealers who sell the Contracts. (For a discussion of this compensation, see "Distribution of the contracts.")



RIGHT TO RETURN CONTRACT PROVISION

You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the right to return contract period (usually within ten days from the day you receive it). You will receive the Purchase Payments received by the Company, less any partial surrenders you make. During the "right to return contract period," Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.



DEATH BENEFIT

If the Annuitant (and the Secondary Annuitant, if any) dies before the annuity starting date, the Company will pay a death benefit to the Beneficiary. The death benefit will depend upon the benefit option package in effect on the date the Annuitant dies. If the Annuitant dies after annuity payments start, no death benefit is payable except as may be payable under the settlement option selected. (See "Death benefit".)

--------------------------------------------------------------------------------
ANNUITANT -- The person upon whose continuation of life any annuity payment depends.
SECONDARY ANNUITANT -- The party designated by the Owner to become the Annuitant, subject to certain conditions, on the death of the Annuitant. BENEFICIARY -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Secondary Annuitant.
--------------------------------------------------------------------------------


HOW TO REACH US

For contract owner inquiries, write or call our Operations Center:

     MONY Life Insurance Company of America
     Policyholder Services
     One MONY Plaza
     P.O. Box 4720
     Syracuse, New York 13221
     1-800-487-6669

     www.axaonline.com


5  Summary of the Contract

FEE TABLES*

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer fund value between investment options or, for Contracts funding 401(k) plans only, take a loan. A charge for taxes may also be deducted.


--------------------------------------------------------------------------------
Owner Transaction Expenses:
--------------------------------------------------------------------------------
Maximum deferred sales load (surrender charge)    7.00%(1)
(as a percentage of Fund Value surrendered)
--------------------------------------------------------------------------------
Loan interest spread (effective annual rate)      2.50%(2)
--------------------------------------------------------------------------------
Maximum transfer charge                           $25(3)
--------------------------------------------------------------------------------

The next table describes the fees and expense that you will pay periodically during the time that you own the Contract, not including Fund portfolio company fees and expenses.

--------------------------------------------------------------------------------
Maximum annual contract charge                    $50(4)
--------------------------------------------------------------------------------
Separate Account Annual Expenses:
--------------------------------------------------------------------------------
 Option 1
--------------------------------------------------------------------------------
  Maximum mortality and expense risk fees         1.40%(5)
--------------------------------------------------------------------------------
  Total separate account annual expenses          1.40%(5)
--------------------------------------------------------------------------------
 Option 2
--------------------------------------------------------------------------------
  Maximum mortality and expense risk fees         1.95%(6)
--------------------------------------------------------------------------------
  Total separate account annual expenses          1.95%(6)
--------------------------------------------------------------------------------
 Option 3(7)
--------------------------------------------------------------------------------
  Maximum mortality and expense risk fees         2.80%(8)
--------------------------------------------------------------------------------
  Total separate account annual expenses          2.80%(8)
--------------------------------------------------------------------------------

* For the table of fees applicable to Contracts issued in the State of Washington, see Appendix A.

1 The surrender charge percentage, which reduces to zero, is determined by the Contract Year in which the surrender occurs. The surrender charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of the surrender charge. (See "Charges against fund value -- Free partial surrender amount.")

2 The loan interest spread is the difference between the amount of interest we charge on loans and the amount of interest we credit to amounts held in the loan account to secure loans.


3 The transfer charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer which will not exceed $25 (except for contracts issued in the states of South Carolina and Texas, where it will not exceed $10). (See "Deductions from fund value -- Transfer charge.")


4 The annual contract charge for Option 1 is currently $30. The annual contract charge for Option 2 and Option 3 is currently $0. However, the Company may in the future change the amount of the charge to an amount not exceeding $50 per Contract Year (except for Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington where the charge may not exceed $30). (See "Deductions from fund value -- Annual contract charge.")

5 The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.20% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40%) from the value of the net assets of MONY America Variable Account A.

6 The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.70% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of MONY America Variable Account A.


7    As of November 29, 2004, Option 3 is no longer available for new business.

8 The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 2.35% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.80%) from the value of the net assets of MONY America Variable Account A.




The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2005. You may pay portfolio company operating expenses periodically during the time that you own the Contract. More detail concerning each Fund portfolio company's fees and expenses is contained in the prospectus for each portfolio.




------------------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                                                    Minimum     Maximum
------------------------------------------------------------------------------------------------------------
Expenses that are deducted from portfolio company assets, including management fees,     0.47%       1.88%
distribution and/or services fees (12b-1 fees), and other expenses.
------------------------------------------------------------------------------------------------------------


                                                       Summary of the Contract 6

EXAMPLE


This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended December 31, 2005.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. The example assumes the maximum contract charges and annual expenses of any of the Fund portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1   a. If you surrender your Contract at the end of the applicable time period
       (assuming maximum fees and expenses of any of the Fund portfolios):

       -------------------------------------------------------------------------
                       1 year       3 years       5 years       10 years
       -------------------------------------------------------------------------
       Option 1          $1,018       $1,716        $2,427        $4,019
       Option 2          $1,069       $1,863        $2,667        $4,478
       Option 3          $1,146       $2,087        $3,024        $5,134
       -------------------------------------------------------------------------

    b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund portfolios):

       -------------------------------------------------------------------------
                       1 year       3 years       5 years       10 years
       -------------------------------------------------------------------------
       Option 1          $  887       $1,325        $1,779        $2,706
       Option 2          $  938       $1,479        $2,038        $3,242
       Option 3          $1,017       $1,713        $2,423        $4,010
       -------------------------------------------------------------------------

2. a. If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):

       -------------------------------------------------------------------------
                       1 year       3 years       5 years       10 years
       -------------------------------------------------------------------------
       Option 1          $380         $1,155        $1,948        $4,019
       Option 2          $434         $1,312        $2,202        $4,478
       Option 3          $518         $1,550        $2,578        $5,134
       -------------------------------------------------------------------------

    b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):

       -------------------------------------------------------------------------
                       1 year       3 years       5 years       10 years
       -------------------------------------------------------------------------
       Option 1          $240         $  739        $1,265        $2,706
       Option 2          $295         $  904        $1,538        $3,242
       Option 3          $379         $1,152        $1,944        $4,010
       -------------------------------------------------------------------------

3. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Fund portfolios):

       -------------------------------------------------------------------------
                       1 year       3 years       5 years       10 years
       -------------------------------------------------------------------------
       Option 1          $1,018       $1,155        $1,948        $4,019
       Option 2          $1,069       $1,312        $2,202        $4,478
       Option 3          $1,146       $1,550        $2,578        $5,134
       -------------------------------------------------------------------------



7 Summary of the Contract

    b. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Fund portfolios):

       -------------------------------------------------------------------------
                       1 year       3 years       5 years       10 years
       -------------------------------------------------------------------------
       Option 1          $  887       $  739        $1,265        $2,706
       Option 2          $  938       $  904        $1,538        $3,242
       Option 3          $1,017       $1,152        $1,944        $4,010
       -------------------------------------------------------------------------

4. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Fund portfolios):

       -------------------------------------------------------------------------
                       1 year       3 years       5 years       10 years
       -------------------------------------------------------------------------
       Option 1          $1,018       $1,716        $2,427        $4,019
       Option 2          $1,069       $1,863        $2,667        $4,478
       Option 3          $1,146       $2,087        $3,024        $5,134
       -------------------------------------------------------------------------

    b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Fund portfolios):

       -------------------------------------------------------------------------
                       1 year       3 years       5 years       10 years
       -------------------------------------------------------------------------
       Option 1          $  887       $1,325        $1,779        $2,706
       Option 2          $  938       $1,479        $2,038        $3,242
       Option 3          $1,017       $1,713        $2,423        $4,010
       -------------------------------------------------------------------------

For the purposes of the Fee Tables and the Example, we assume that the Contract is owned during the accumulation period. (See "Charges and deductions".) On and after the annuity starting date, different fees and charges will apply. Please note, as of November 29, 2004, Option 3 is no longer available for new business.


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other annuity contracts that he or she distributes. You can also contact us to find out more about any MONY Life Insurance Company of America annuity contracts.

CONDENSED FINANCIAL INFORMATION


Please see Appendix B at the end of this prospectus for the unit values and the number of units outstanding as of the end of the period shown for each of the variable investment options available as of December 31, 2005.



                                                       Summary of the Contract 8

2. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------

MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and MONY Holdings, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the contracts. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the contracts.

Our general account supports all of our policy and contract guarantees, including those that apply to the Guaranteed Interest Account with Market Value, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by the Company and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



MONY AMERICA VARIABLE ACCOUNT A


MONY America Variable Account A is a separate investment account of the Company. Presently, only Purchase Payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY America Variable Account A. The assets in MONY America Variable Account A are kept separate from the General Account assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account A. The Company is required to keep assets in MONY America Variable Account A that equal the total market value of the contract liabilities funded by MONY America Variable Account A. Realized or unrealized income gains or losses of MONY America Variable Account A are credited or charged against MONY America Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY America Variable Account A. MONY America Variable Account A assets are not chargeable with liabilities of the Company's other businesses. The assets of MONY America Variable Account A are, however, available to cover the liabilities of our General Account to the extent that the assets of MONY America Variable Account A exceed the liabilities of the contracts supported by it. The amount of some of our obligations under the Contracts is based on the assets in MONY America Variable Account A. However, the obligations themselves are obligations of the Company.

MONY America Variable Account A was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account A is registered under the Investment Company Act of 1940 ("the 1940 Act") and is registered and classified under that act as a "unit investment trust". The SEC, however, does not manage or supervise the Company or MONY America Variable Account A. Although MONY America Variable Account A is registered, the Securities and Exchange Commission (the "SEC") does not monitor the activity of MONY America Variable Account A on a daily basis. The Company is not required to register, and is not registered, as an investment company under the 1940 Act. A unit investment trust is a type of investment company. For state law purposes, MONY America Variable Account A is treated as a part or division of the Company.

MONY America Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of the Funds. For example, the EQ/Long Term Bond Subaccount invests solely in shares of the EQ Advisors Trust EQ/Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. Income and realized and unrealized gains or losses from assets of each subaccount are credited to or charged against that subaccount without regard to income, gains or losses in the other subaccounts, our General Account, or any other separate accounts. We reserve the right to credit or charge a subaccount in a different manner if required, or



9  Who is MONY Life Insurance Company of America?

appropriate, by reason of a change in the law. In the future, we reserve the right, in compliance with the laws that apply, to establish additional subaccounts; eliminate subaccounts; combine two or more subaccounts; transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any subaccount to another subaccount; restrict or eliminate any voting rights as to the MONY America Variable Account A; and cause one or more subaccounts to invest some or all of their assets in one or more other trusts or investment companies of MONY America Variable Account A if marketing needs, tax conditions or investment conditions warrant. Future subaccounts may invest in other portfolios of the Funds or in other securities, as permitted by applicable law. Any new subaccounts may be made available to existing Contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, change the Contract to reflect the change.



                              Who is MONY Life Insurance Company of America?  10

3. The Funds

--------------------------------------------------------------------------------
Each available subaccount of MONY America Variable Account A will invest only in the shares of the Funds. There is a separate subaccount which corresponds to each portfolio of a Fund offered under the Contract. The Funds are registered with the SEC under the 1940 Act. The Funds, or any of them, may withdraw from sale any or all the respective portfolios as allowed by applicable law. Not all Funds may be available in all states or in all markets.


You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include fees; the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate of the Company, serves as the investment manager of the Portfolios of the EQ Advisors Trust. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios.


------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                 Objective                                                   Adviser (and Sub-Advisor, as applicable)
------------------------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE
 FUNDS -- SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND       Long-term growth of capital.                                A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES     Capital growth.                                             A I M Advisors, Inc.
 FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE     Capital growth.                                             A I M Advisors, Inc.
 FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY    Long-term growth of capital.                                A I M Advisors, Inc.
 FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND        Seeks capital growth.                                       A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND --
 CLASS 0 SHARES
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED         Seeks current income and long-term capital appreciation.    Fred Alger Management, Inc.
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP           Seeks long-term capital appreciation.                       Fred Alger Management, Inc.
 GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 DREYFUS INVESTMENT
 PORTFOLIOS -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP STOCK INDEX           Seeks to match the performance of S&P Small Cap 600         The Dreyfus Corporation
 PORTFOLIO                      Index.
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS SMALL           Seeks to achieve capital appreciation.                      o Bear Stearns Asset Management, Inc.
 COMPANY GROWTH(1)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY       Seeks a combination of growth and income to achieve an      o Boston Advisors, LLC
 INCOME(2)                      above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPON-     Seeks long-term capital appreciation.                       o Calvert Asset Management Company, Inc.
 SIBLE                                                                                        and Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE MODERATE ALLO-    Seeks long-term capital appreciation and current income.    o AXA Equitable
 CATION
------------------------------------------------------------------------------------------------------------------------------------


11 The Funds

------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                Objective                                                    Adviser (and Sub-Advisor, as applicable)
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          Seeks to achieve capital appreciation.                        o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Seeks to maximize capital appreciation.                       o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES      Seeks to maximize income and capital appreciation             o Mercury Advisors
                              through investment in the highest credit quality debt
                              obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND             Seeks to maximize income and capital appreciation             o Mercury Advisors
                              through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE        Seeks capital appreciation and secondarily, income.           o Mercury Advisors
 EQUITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL          Seeks to achieve capital appreciation.                        o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET               Seeks to obtain a high level of current income, preserve      o The Dreyfus Corporation
                              its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN*         Seeks maximum real return consistent with preservation        o Pacific Investment Management Company,
                              of real capital and prudent investment management.              LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND        Seeks current income with reduced volatility of principal.    o Mercury Advisors
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME      Seeks to achieve that total return through capital appre-     o UBS Global Asset Management (Americas)
                              ciation with income as a secondary consideration.               Inc.
------------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST --
 CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES    Seeks to maximize income while maintaining prospects          Franklin Advisers, Inc.
 FUND                         for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS     Seeks long-term capital appreciation, with preservation of    Franklin Advisory Services, LLC
 SECURITIES FUND              capital as an important consideration.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON FUND     Seeks to provide as high an investment return as is con-      Franklin Advisers, Inc.
 2010                         sistent with capital preservation.
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES --
 INSTITUTIONAL & SERVICE
 SHARES
------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE BOND PORTFOLIO**     Seeks to obtain maximum total return, consistent with         Janus Capital Management LLC
                              preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
FORTY PORTFOLIO**             Seeks long-term growth of capital by normally investing       Janus Capital Management LLC
                              in a core group of 20-40 common stocks.
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH          Seeks long-term growth of capital.                            Janus Capital Management LLC
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND --
 CLASS VC
------------------------------------------------------------------------------------------------------------------------------------
BOND-DEBENTURE PORTFOLIO      Seeks high current income and the opportunity for capital     Lord, Abbett & Co. LLC
                              appreciation to produce a high total return.
------------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME             Seeks long-term growth of capital and income without          Lord, Abbett & Co. LLC
 PORTFOLIO                    excessive fluctuations in market value.
------------------------------------------------------------------------------------------------------------------------------------


                                                                    The Funds 12

------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                Objective                                                   Adviser (and Sub-Advisor, as applicable)
------------------------------------------------------------------------------------------------------------------------------------
 LORD ABBETT SERIES FUND --
 CLASS VC
------------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE PORTFOLIO        Seeks capital appreciation through investments, primarily  Lord, Abbett & Co. LLC in equity securities, which are believed to be undervalued in the marketplace.
------------------------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE INSURANCE
 TRUST(SM) -- INITIAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES   Seeks long-term growth of capital.                         Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES    Seeks capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES     Seeks mainly to provide above-average income consistent    Massachusetts Financial Services Company
                               with the prudent employment of capital and to provide a
                               reasonable opportunity for growth of capital and income.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES        Seeks capital growth and current income.                   Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------------------------
 OLD MUTUAL INSURANCE SERIES
 FUND
------------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL MID-CAP             Seeks to provide above average total return over a 3 to 5  Old Mutual Capital, Inc. (subadvised by
 PORTFOLIO                     year market cycle, consistent with reasonable risk.        Liberty Ridge Capital, Inc.)
------------------------------------------------------------------------------------------------------------------------------------
OLD MUTUAL SELECT VALUE        Seeks to provide long-term growth of capital and income.   Old Mutual Capital, Inc. (subadvised by
 PORTFOLIO                     Current income is a secondary objective.                   Liberty Ridge Capital, Inc.)
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE
 ACCOUNT FUNDS -- SERVICE
 CLASS
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL             Seeks long-term capital appreciation.                      OppenheimerFunds, Inc.
 SECURITIES FUND/VA
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET        Seeks high total return.                                   OppenheimerFunds, Inc.
 FUND(R)/VA
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE
 CLASS
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO          Seeks to maximize total return, consistent with preserva-  Pacific Investment Management Company, LLC
 (UNHEDGED)                    tion of capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
REAL RETURN PORTFOLIO*         Seeks to maximize real return, consistent with preserva-   Pacific Investment Management Company, LLC
                               tion of real capital, and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
STOCKSPLUS GROWTH AND          An enhanced S&P 500 index strategy that seeks total        Pacific Investment Management Company, LLC
 INCOME PORTFOLIO              return, which exceeds the return of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
 PROFUNDS -- INSURANCE
 SHARES
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BEAR                Seeks daily investment results, before fees and expenses   ProFund Advisors
                               that correspond to the inverse (opposite) of the daily
                               performance of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP RISING RATES        Seeks daily investment results, before fees and expenses,  ProFund Advisors
 OPPORTUNITY                   that correspond to the one and one-quarter times
                               (125%) the inverse (opposite) of the daily price move-
                               ment of the most recently issued 30-year U.S. Treasury
                               Bond ("Long Bond").
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP ULTRABULL           Seeks daily investment results, before fees and expenses   ProFund Advisors
                               that correspond to twice (200%) the daily performance of
                               the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------



13 The Funds

----------------------------------------------------------------------------------------------
 Portfolio Name                  Objective
----------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC. -- SHARE CLASS I
----------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY         Seeks long-term capital appreciation by investing prima-
 PORTFOLIO                      rily in growth-oriented equity securities of issuers in
                                emerging market countries.
----------------------------------------------------------------------------------------------
GLOBAL VALUE EQUITY             Seeks long-term capital appreciation by investing prima-
 PORTFOLIO                      rily in equity securities of issuers throughout the world, including U.S. issuers.
----------------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO      Seeks to provide above-average current return and long-
                                term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry,
                                including real estate investment trusts.
----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
 Portfolio Name                  Adviser (and Sub-Advisor, as applicable)
----------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC. -- SHARE CLASS I
----------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY         Morgan Stanley Investment Management Inc., which does
 PORTFOLIO                      business in certain instances using the name "Van Kampen,"
                                is the investment adviser to The Universal Institutional
                                Funds, Inc.
----------------------------------------------------------------------------------------------
GLOBAL VALUE EQUITY             Morgan Stanley Investment Management Inc., which does
 PORTFOLIO                      business in certain instances using the name "Van Kampen,"
                                is the investment adviser to The Universal Institutional
                                Funds, Inc. (subadvised by Morgan Stanley Investment Man-
                                agement Limited)
----------------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO      Morgan Stanley Investment Management Inc., which does
                                business in certain instances using the name "Van Kampen,"
                                is the investment adviser to The Universal Institutional
                                Funds, Inc.
----------------------------------------------------------------------------------------------



* Since May 9, 2005, both of these portfolios have been managed by the same portfolio manager using the same investment strategy. The Real Return Portfolio is advised by Pacific Investment Management Company, LLC ("PIMCO"). For the EQ/PIMCO Real Return portfolio, AXA Equitable serves as the overall investment manager, and PIMCO is the subadviser that provides the day-to-day investment management. Both portfolios invest primarily in inflation-indexed bonds. The two portfolios are different funds with different boards of directors and thus may have different fees and performance. Please read the prospectus for each portfolio before choosing the subaccount in which to invest.

** Unlike the other Funds, the Janus Aspen Series Forty Portfolio is a non-diversified, open-end management investment company. A nondiversified Fund may hold a larger position in a smaller number of securities than a diversified Fund. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified Fund than a diversified Fund.


You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-487-6669.

Each Owner should periodically review their allocation of Purchase Payments and Fund Values among the subaccounts and the Guaranteed Interest Account with Market Value Adjustment in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in the prospectus for each of the Funds.


                                                                    The Funds 14

PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

o  Collect charges under the Contracts;

o  Pay Cash Value on full surrenders of the Contracts;

o  Fund partial surrenders;

o  Provide benefits under the Contracts; or

o Transfer assets from one subaccount to another or between one or more subaccounts of MONY America Variable Account A and the Guaranteed Interest Account with Market Value Adjustment as requested by Owners.

Any dividend or capital gain distribution received from a portfolio of a Fund will be:

o  Reinvested immediately at net asset value in shares of that portfolio; or

o  Kept as assets of the corresponding subaccount.

--------------------------------------------------------------------------------
CASH VALUE -- The Contract's Fund Value, less (1) any applicable surrender charge, (2) any outstanding debt, and (3) any applicable market value adjustment.
--------------------------------------------------------------------------------

Shares of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict.

The Boards of Directors or Trustees of each of the Funds monitors the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed and shared funding conflicts to the Directors and Trustees of each of the relevant Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.


GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT

The Guaranteed Interest Account is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to separate investment accounts of the Company, including MONY America Variable Account A.

--------------------------------------------------------------------------------

MARKET VALUE ADJUSTMENT -- An amount added to or deducted from the amount surrendered or transferred from the Guaranteed Interest Account with Market Value Adjustment for Contracts issued in certain states.
ACCUMULATION PERIOD -- Currently 3, 5, 7 and 10 years. The Accumulation Period starts on the Business Day that falls on, or next follows the date the Purchase Payment is transferred into the Guaranteed Interest Account with Market Value Adjustment and ends on the monthly Contract anniversary immediately prior to the last day of that Accumulation Period. (The Accumulation Period is limited to one year for Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington.)
CONTRACT YEAR -- Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.
CONTRACT ANNIVERSARY -- An anniversary of the Effective Date of the Contract.
--------------------------------------------------------------------------------


CREDITING OF INTEREST. Any Net Purchase Payments you as Owner of the Contract allocate to the Guaranteed Interest Account with Market Value Adjustment will be credited with interest at the rate declared by the Company. The Company guarantees that the rate credited will not be less than 3.50% annually (0.0094%, compounded daily). You bear the risk that we will not declare interest in excess of that 3.50% rate. If you allocate Purchase Payments or transfer funds to the Guaranteed Interest Account, you will choose between Accumulation Periods of 3, 5, 7, or 10 years for Contracts issued in most states. The Accumulation Period is limited to one year for Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington. Before the beginning of each calendar month, the Company will declare interest rates for each period, if those rates will be higher than the guaranteed rate. Each interest rate declared by the Company will be applicable for all Net Purchase Payments received or transfers from MONY America Variable Account A completed within the period during which it is effective. Purchase payments you allocate to the Accumulation Period you select will receive this interest rate for the entire Accumulation Period. Within 45 days, but not less than 15 days before the Accumulation Period expires, we will notify you of the new rates we are then declaring. When the period expires you can (1) elect a new Accumulation Period of 3, 5, 7, or 10 years (except in certain states where the Accumulation Period is limited to a one year period) or (2) elect to transfer the entire amount allocated to the expiring Accumulation Period to MONY America Variable Account A. If you make no election, the entire amount allocated


15  The Funds
to the expiring Accumulation Period will automatically be held for an Accumulation Period of the same length. If that period will extend beyond the annuity starting date or if that period is no longer offered, the money will be transferred into the Money Market subaccount.

SURRENDERS, TRANSFERS OR LOANS. When you as Owner request Contract Fund Value from the Guaranteed Interest Account with Market Value Adjustment be transferred to MONY America Variable Account A, surrendered, loaned to you, or used to pay any charge imposed in accordance with the Contract, you should tell the Company the source by interest rate Accumulation Period of amounts you request be transferred, surrendered, loaned, or used to pay charges. We will not process the surrender unless you tell us the source by interest rate Accumulation Period to use. If you do not specify an Accumulation Period, your transaction will be processed using the Accumulation Periods in the order in which money was most recently allocated.

MARKET VALUE ADJUSTMENT. Amounts taken from the Guaranteed Interest Account with Market Value Adjustment because of partial and full surrenders or transfers or loans (if applicable) from the Guaranteed Interest Account with Market Value Adjustment are subject to Market Value Adjustment for Contracts issued in most states. A market value adjustment can increase or decrease the amounts surrendered or transferred from the Guaranteed Interest Account with Market Value Adjustment depending on current interest rate fluctuations. When current interest rates are higher than the interest rate declared for an Accumulation Period, a market value adjustment would reduce the value of the amount distributed. When current interest rates are lower than the interest rate declared for an Accumulation Period, a market value adjustment would, in general, increase the value of the amount distributed. Market value adjustment is determined by multiplying the amount of the surrender or transfer from each Accumulation Period and corresponding interest rate by the following factor:

                         [(1 + a)/(1 + b)]((n - t)/12))-1

where

     a = rate declared at the beginning of Accumulation Period

     b = rate then currently declared for an Accumulation Period equal to the time remaining in the Accumulation Period, plus 0.25%

     n = Accumulation Period in months

     t = number of elapsed months (or portion thereof) in the Accumulation Period

If an Accumulation Period equal to the time remaining is not issued by the Company, the rate will be an interpolation between two available Accumulation Periods. If two such Accumulation Periods are not available, we will use the rate for the next closer available Accumulation Period.

If the Company is no longer declaring rates on new payments, we will use Treasury yields adjusted for investment risk as the basis for the Market Value Adjustment.


Market Value Adjustments do not apply for partial or full surrenders or transfers requested within 30 days before the end of the Accumulation Period, nor to any benefits paid upon the death of the Annuitant. The Market Value Adjustment does apply to benefits paid upon death of the Owner. Market Value Adjustments also do not apply to Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington. In addition, Contracts issued in these states must maintain a minimum Fund Value balance of $2,500 in the Guaranteed Interest Account with Market Value Adjustment when an allocation to this account is chosen.


The Guaranteed Interest Account with Market Value Adjustment is described in greater detail in a separate prospectus attached to this prospectus for your convenience.


                                                                   The Funds  16

4. Detailed information about the contract

--------------------------------------------------------------------------------
The Fund Value in MONY America Variable Account A and in the Guaranteed
Interest Account with Market Value Adjustment provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in MONY America Variable Account A. There may be differences in your Contract such as differences in fees, charges, and benefits because of the state where we issued your Contract. We will include any such differences in your Contract. Attached to this prospectus is a prospectus describing the Guaranteed Interest Account with Market Value Adjustment. If we issued your Contract in the State of Washington, please see Appendix A.



PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS


ISSUE AGES

The issue ages for the two benefit option packages available under the Contract vary as per the table below. The maximum issue age of the Annuitant for Option 1 is 85. The maximum issue age of the Annuitant for Option 2 is 79. For Option 3, it was 79.


--------------------------------------------------------------------------------
                        Option 1       Option 2       Option 3*
--------------------------------------------------------------------------------
 Annuitant Issue Ages    0-85           0-79            0-79
--------------------------------------------------------------------------------
*  As of November 29, 2004, Option 3 is no longer available for new business.


ISSUANCE OF THE CONTRACT

Individuals who want to buy a Contract must:

(1)  complete an application;

(2)  personally deliver the application to


     (a) a licensed agent of the Company who is also a registered representative of AXA Advisors, LLC or AXA Distributors, LLC (together, the "Distributors") who act as the principal underwriters for the Contracts, or

     (b) a licensed agent who is also a registered representative of a broker dealer which had been authorized by the Distributors to sell the Contract; and

(3)  pay the minimum initial Purchase Payment.


If we receive a completed application and all other information necessary for processing a purchase order at our Operations Center, we will apply your initial Purchase Payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your Purchase Payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two Business Days. We will apply any additional Purchase Payments you make on the Business Day we receive them at our Operations Center.

The Contract may be used with certain tax qualified plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Contract, you should purchase it for its death benefit, annuity benefits, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.


The minimum initial Purchase Payment for individuals varies depending upon the use of the Contract, the method of purchase and the benefit option package selected. The chart below shows the minimum initial Purchase Payment for each situation.



-----------------------------------------------------------------------------------------------------------------------
Use of Contract or Method of Making Purchase Payment                              Minimum Initial Purchase Payment
-----------------------------------------------------------------------------------------------------------------------
Individual retirement accounts and annuities under Section 408 of the Code        $2,000
(other than Simplified Employee Pensions), including Roth IRAs under Section
408A of the Code (no longer available to new purchasers).
-----------------------------------------------------------------------------------------------------------------------
Non-Qualified Contracts (no longer available to new purchasers).                  Option 1 $5,000
                                                                                  Option 2 $10,000
                                                                                  Option 3 $10,000
-----------------------------------------------------------------------------------------------------------------------

17 Detailed information about the contract

-----------------------------------------------------------------------------------------------------------------------
H.R. 10 plans (self-employed individuals' retirement plans under Section 401 of   $600
the Code) (no longer available to new purchasers) and Simplified Employee Pen-
sions under Section 408 of the Code (no longer available to new purchasers).
-----------------------------------------------------------------------------------------------------------------------
Certain corporate or association retirement plans.                                $600
-----------------------------------------------------------------------------------------------------------------------
Annuity purchase plans sponsored by certain tax-exempt organizations, govern-     $600
mental entities and deferred compensation plans under Section 457 of the Code.
-----------------------------------------------------------------------------------------------------------------------
Payroll deduction and automatic checking account withdrawal plans.                Annualized rate of $600 (i.e., $600
                                                                                  per year, $300 semiannually, $150
                                                                                  quarterly or $50 per month)
-----------------------------------------------------------------------------------------------------------------------
Government Allotment Plans                                                        $50 per month
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GOVERNMENT ALLOTMENT PLANS -- Payroll deduction plans used for financial products by government employees.
--------------------------------------------------------------------------------

Additional Purchase Payments may be made at any time--before the annuity starting date as long as the Annuitant is living. However, for certain automatic payment plans, the smallest additional payment is $50.

The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments for such plans. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if that would cause Cumulative Purchase Payments, less any partial surrenders and their surrender charges and market value adjustments, to exceed $1,500,000.


The Company reserves the right to reject an application for any reason permitted by law.


Net Purchase Payments received before the Effective Date will be held in the Company's General Account and will be credited with interest at not less than 3.50% per year if:

(1) the Contract is issued by the Company, and

(2) the Contract is delivered to the Owner.

No interest will be paid if the Contract is not issued or if it is declined by the Owner.

These amounts will be held in that account pending end of the right to return contract period. (See below.)


--------------------------------------------------------------------------------
EFFECTIVE DATE -- The date the contract begins as shown in the Contract.
--------------------------------------------------------------------------------


TAX-FREE 'SECTION 1035' EXCHANGES

The Owner can generally exchange one annuity contract for another in a 'tax-free exchange' under Section 1035 of the Internal Revenue Code. Similar rules may apply to changing the funding vehicle in a Qualified Plan. Before making the exchange, the Owner should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, the Owner may have to pay federal income tax, and penalty taxes on the exchange. The Owner should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Owner's best interest and not just better for the person trying to sell the Owner this Contract (that person will generally earn a commission if the Owner buys this Contract through an exchange or otherwise).

RIGHT TO RETURN CONTRACT PROVISION


The Owner may return the Contract during the right to return contract period (usually within 10 days) of the delivery date. The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. Unless state law requires otherwise, the amount to be refunded is equal to the Purchase Payments received by the Company, less any partial surrenders you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.


ALLOCATION OF PAYMENTS AND FUND VALUE

ALLOCATION OF PAYMENTS. On the application, the Owner may allocate Net Purchase Payments to any of the available subaccounts of MONY America Variable Account A or to the Guaranteed Interest Account with Market Value Adjustment. Net Purchase Payments (and any interest thereon) are held in the General Account if they are received before the end of the right to return contract period.

The portion of Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment will be held in the Guaranteed Interest Account with Market Value Adjustment of the General Account for the specified period selected and will be credited with interest at the rate declared by the Company for that specified period. The portion of Net Purchase Payments allocated to subaccounts of MONY America Variable Account A will earn 3.50% annual interest until the right to return contract period expires. (See "Right to return contract provision" above.) After the right to return Contract period has expired, the value of Net Purchase Payments allocated to subaccounts of MONY America Variable Account A will automatically be transferred to MONY America Variable Account A subaccount(s) according to the Owner's percentage allocation.

After the right to return contract period, under a non-automatic payment plan, if the Owner does not:

(1) specify the amount to be allocated among subaccounts, or

(2) specify the percentage to be allocated among subaccounts, or

(3) the amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated under the Owner's most recent instructions on record with the Company. The percentage speci-


                                    Detailed information about the contract   18
fied must not be less than 5% of the Net Purchase Payment. Allocation percentages must total 100%. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner's most recent instructions on record.

The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, facsimile or via the web subject to the rules of the Company and its right to terminate or modify telephone, facsimile or via the web allocation. The Company reserves the right to deny any telephone, facsimile or via the web allocation request. (See "Telephone/fax/web transactions.") Any such change, whether made in writing or by telephone, facsimile or via the web, will be effective seven days after we receive notice of the change in accordance with the requirements of state insurance departments and the Investment Company Act of 1940.

Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington must maintain a minimum Fund Value balance of $2,500 in the Guaranteed Interest Account with Market Value Adjustment when an allocation to said account is chosen.

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

When allocated Net Purchase Payments are received they are credited to subaccounts of MONY America Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Business Day on which the Purchase Payment is received.

To determine the unit value of a subaccount on each Business Day, the Company takes the prior Business Day's unit value and multiplies it by the Net Investment Factor for the current Business Day. The Net Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment Factor for each subaccount equals:

     (1) the net asset value per share of each Fund held in the subaccount at the end of the current Business Day divided by

     (2) the net asset value per share of each Fund held in the subaccount at the end of the prior Business day, minus

     (3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of calendar days in the period.

The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY America Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

CALCULATION OF GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT FUND
VALUE

Net Purchase Payments to be allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited to the Accumulation Period chosen by the Owner on

     (1)  the date received at the Operations Center, or

     (2) if the day Net Purchase Payments are received is not a Business Day, then on the next Business Day.

Interest will be credited daily.

CALCULATION OF FUND VALUE

The Contract's Fund Value will reflect:

o The investment performance of the selected subaccount(s) of MONY America Variable Account A.

o Amounts credited (including interest) to the Guaranteed Interest Account with Market Value Adjustment.

o  Any Net Purchase Payments.

o  Any transfer charges.

o  Any partial surrenders.

o  Any outstanding debt.

o All Contract charges (including surrender charges and market value adjustments) imposed.

There is no guaranteed minimum Fund Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account with Market Value Adjustment. Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.

The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received on or before the Effective Date plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the contract".)

After amounts allocated to the subaccounts are transferred from the General Account to MONY America Variable Account A, on each Business Day, the Contract's Fund Value will be computed as follows:

     (1) Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on that Business Day. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract. The computation of the Contract's Fund Value in the subaccount is done before any other Contract transactions on that Business Day.

     (2) Add any amount credited to the Guaranteed Interest Account with Market Value Adjustment before that Business Day. This amount is the aggregate of all Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment and:

           o  The addition of any interest credited.

           o  Addition or subtraction of any amounts transferred.


19  Detailed information about the contract

           o  Subtraction of any partial surrenders.

           o Subtraction of any Contract charges, surrender charges, transfer charges, and any Market Value Adjustments

     (3) Add the value held in the loan account to secure Contract loans and interest credited on that day on that amount;

     (4)   Add any Net Purchase Payment received on that Business Day;

     (5) Subtract any partial surrender amount (reflecting any surrender charge and Market Value Adjustment) made on that Business Day;

     (6) Subtract any annual contract charge and/or transfer charge deductible on that Business Day.

Regarding (1) above, for each subaccount we multiply the number of units credited to that subaccount by its unit Value on that Business Day. The multiplication is done before the purchase or redemption of any units on that Business Day.

If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.


TRANSFERS. You may transfer the value of the Contract among the subaccounts after the right to return Contract period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone, facsimile or via the web if proper authorization has been received at the Company's Operations Center. (See "Telephone/fax/web transactions.") Transfers will be executed at the net asset value next calculated by the Company if the transfer instruction is received before 4:00 P.M. (Eastern Time) on a day on which the New York Stock Exchange is open for business. If the New York Stock Exchange is not open for business on the day of receipt, the transfer instruction will be executed at the net asset value calculated at the close of business on the first day thereafter on which the New York Stock Exchange is open for business. Such transfers are subject to the Company's rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


Transfers may be postponed for any period during which

(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.


A transfer charge is not currently imposed on transfers. (See "Deductions from fund value -- Transfer charge.") However, the Company reserves the right to impose a charge which will not exceed $25 per transfer. If imposed the charge will be deducted from the first subaccount(s) or the Guaranteed Interest Account with Market Value Adjustment you designate funds to be transferred from. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Fund Value at the end of the right to return Contract period will not be subject to a transfer charge and transfers made at the end of an Accumulation Period of amounts allocated to the Guaranteed Interest Account with Market Value Adjustment (see below) will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.


TRANSFERS INVOLVING THE GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT. Transfers may be made from the Guaranteed Interest Account with Market Value Adjustment at any time, but, if they are made before the end of the 3, 5, 7, or 10 year Accumulation Period there will be a market value adjustment for Contracts issued in most states. If the transfer request is received within 30 days before the end of the Accumulation Period, no market value adjustment will apply. If multiple Accumulation Periods are in effect, your transfer request must specify from which Accumulation Period(s) we are to make the transfer.

Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington with fund value in the Guaranteed Interest Account with Market Value Adjustment must maintain a minimum Fund Value in the Guaranteed Interest Account with Market Value Adjustment of $2,500.


TRANSFERS BY THIRD PARTIES. As a convenience to Owners, the Company may allow an Owner to give certain third parties the right to effect transfers on the Owner's behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the Contract, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. The Company believes that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Contracts, and the management of the Funds share this position. Therefore, the Company may limit or disallow transfers made by a third party. The Company will mail notification to the Owner within one Business Day if it does not execute a transfer. The limitations on transfers by third parties do not, however, prevent Owners from making their transfer requests, subject to the Company's disruptive transfer provisions. (See "Payment and allocation of Purchase Payments -- Disruptive transfer activity.")


TELEPHONE/FAX/WEB TRANSACTIONS


Prior allocation instructions may be changed or transfers requested by telephone, fax or via the web subject to the Company's rules and the Company's right to modify or terminate the telephone/fax/web privilege. The Company reserves the right to deny any telephone, fax or web request.

If all telephone lines are busy or the internet is not available (for example, during periods of substantial market fluctuations), Owners may be unable to request telephone, fax or web allocation changes or transfers by telephone, fax or web. In such cases, an Owner would submit a written request.


                                    Detailed information about the contract   20

The Company has adopted rules relating to changes of allocations and transfers by telephone, fax or web which, among other things, outlines procedures designed, and which the Company believes are reasonable, to prevent unauthorized instructions. If the Owner does not follow these procedures:

(1) the Company shall not be liable for any loss as a result of following fraudulent telephone, fax or web instructions; and


(2) the Owner will, therefore, bear the entire risk of loss due to fraudulent telephone, fax or web instructions.

A copy of the rules and the Company's form for electing telephone or fax allocation and transfer privileges is available from licensed agents of the Company who are also registered representatives by calling 1-800-487-6669. The telephone or fax allocation and transfer privileges may also be elected by completing the telephone or fax authorization. The Company's form or a Contract application with a completed telephone or fax authorization must be signed and received at the Company's Operations Center before telephone or fax allocation instructions will be accepted. To elect web allocation and transfer privileges, you must log on to www.AXAonline.com, and register for online account access. This online application must be electronically signed and received by the Company via the internet before web transaction instructions will be accepted.


SPECIAL NOTE ON RELIABILITY. Please note that the internet or our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and contract owners.

We currently require that any transfer request of $250,000 or more must be submitted in writing to our customer service office by U.S. mail (first class). Overnight mail is not permitted for those transfer requests. We measure the $250,000 threshold on a daily basis and combine transfer activities for all contracts with the same or related owner. We do not permit exceptions to this policy. We may change this policy, and any new or revised policy will apply to all contract owners uniformly.

We offer subaccounts with underlying portfolios that are part of the EQ Advisors Trust, as well as subaccounts with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the EQ Advisors Trust, the "trusts"). The EQ Advisors Trust has adopted policies and procedures regarding disruptive transfer activity. The EQ Advisors Trust discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. The EQ Advisors Trust aggregates inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the EQ Advisors Trust obtains from us contract owner trading activity. The EQ Advisors Trust currently considers transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the man-



21 Detailed information about the contract agement of one of its portfolios. Please see the prospectuses for the trusts for more information. When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. The current and any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, no trust available under the contract had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


TERMINATION OF THE CONTRACT

The Contract will remain in effect until the earlier of:

(1)  the date the Contract is surrendered in full,

(2)  the date annuity payments start,

(3) the Contract Anniversary on which, after deduction for any annual contract charge then due, no Fund Value in the subaccounts and the Guaranteed Interest Account with Market Value Adjustment remains in the Contract, or

(4)  the date the death benefit is payable under the Contract.


                                    Detailed information about the contract   22

5. Surrenders

--------------------------------------------------------------------------------
The Owner may elect to make a surrender of all or part of the Contract's Fund Value provided it is:

o  on or before the annuity payments start, and

o  during the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operations Center.

The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less:

(1) any applicable surrender charge, and

(2) any applicable Market Value Adjustment.

The surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any surrender charge or any applicable Market Value Adjustment will be in addition to the amount requested by the Owner. A partial surrender may reduce your death benefit proportionately by the same percentage that the surrender (including any surrender charge and any market value adjustment, if applicable) reduced Fund Value.

A surrender will result in the cancellation of units and the withdrawal of amounts credited to the Guaranteed Interest Account with Market Value Adjustment Accumulation Periods as chosen by the Owner. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any surrender charge and any applicable Market Value Adjustment. For a partial surrender, the Company will cancel units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account with Market Value Adjustment Accumulation Period under the allocation specified by the Owner. The unit value will be calculated as of the end of the Business Day the surrender request is received. The Owner can specify partial surrender allocations by either amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). The minimum percentage of allocation for a partial surrender is 10% of any subaccount or Guaranteed Interest Account with Market Value Adjustment designated by the Owner. The request will not be accepted if:

o there is insufficient Fund Value in the Guaranteed Interest Account with Market Value Adjustment or a subaccount to provide for the requested allocation against it, or

o  the request is incomplete or incorrect.

Any surrender charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. Contracts issued in Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington must maintain a minimum Fund Value in the Guaranteed Interest Account with Market Value Adjustment of $2,500.

The amount of any surrender, death benefit, or transfer payable from MONY America Variable Account A amount will be paid in accordance with the requirements of the 1940 Act. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which:

(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

Any surrender involving payment from amounts credited to the Guaranteed Interest Account with Market Value Adjustment may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender is received by the company. Surrenders involving payment from the Guaranteed Interest Account with Market Value Adjustment may in certain circumstances and in certain states also be subject to a Market Value Adjustment, in addition to a surrender charge. The Owner may elect to have the amount of a surrender settled under one of the settlement options of the Contract. (See "Annuity provisions".)

Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

The tax results of a cash surrender should be carefully considered. (See "Federal tax status".)

Please note: If mandated under applicable law, we may be required to reject a Purchase Payment. In addition, we may also be required to block an Owner's account and thereby refuse to honor any request for transfers, partial surrenders, loans or death benefits until instructions are secured from the appropriate regulator. We may also be required to provide additional information about your account to government regulators.


23  Surrenders

6. Loans

--------------------------------------------------------------------------------

Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision (except in the case of Contracts issued in Vermont) under which a loan can be taken using the Contract as collateral for the loan. All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:

o  The term of the loan must be 5 years or less.

o  Repayments are required at least quarterly and must be substantially level.

o  The loan amount is limited to certain dollar amounts as specified by the IRS.

The Owner (Plan Trustee) must certify that these conditions are satisfied.

In any event, the maximum outstanding loan on a Contract is 50% of the Fund Value in the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment. Loans are not permitted before the end of the right to return Contract period. In requesting a loan, the Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loans from the Guaranteed Interest Account with Market Value Adjustment are not taken until Fund Value in the subaccounts is exhausted. If in order to provide the Owner with the amount of the loan requested, and Fund Values must be taken from the Guaranteed Interest Account with Market Value Adjustment, then the Owner must specify the Accumulation Periods from which Fund Values equal to such amount will be taken. If the Owner fails to specify subaccounts and Accumulation Periods, the request for a loan will be returned to the Owner.

Values are transferred to a loan account that earns interest at an annual rate of 3.50%. The annual loan interest rate charged on outstanding loans will be 6% in arrears. Any interest not paid when due will be added to the loan and bear interest at the 6% annual rate.

Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment using the most recent payment allocation on record. Otherwise, we will treat the payment as a Net Purchase Payment.


                                                                       Loans  24

7. Death benefit

--------------------------------------------------------------------------------
DEATH BENEFIT PROVIDED BY THE CONTRACT

The Company will pay a death benefit to the Beneficiary if

   (1) the Annuitant dies, and

   (2) the death occurs before the annuity payments start.

If there are funds allocated to the Guaranteed Interest Account with Market Value Adjustment at the time of death, any applicable market value adjustment will be waived. If the death of the Annuitant occurs on or after the annuity payments start, no death benefit will be payable except as may be provided under the settlement option elected.

The death benefit depends upon the benefit option package in effect on the date the Annuitant dies. You may not change benefit option packages once you select an option. For the chart relating to the death benefit under Contracts issued in the State of Washington, see Appendix A.



----------------------------------------------------------------------------------------------
 Option 1                                       Option 2
----------------------------------------------------------------------------------------------
 The greater of:                                The greatest of:
----------------------------------------------------------------------------------------------
(1)  The Fund Value less any outstanding debt   (1)  The Fund Value less any outstanding
     on the date due proof of the Annuitant's        debt on the date due proof of the
     death is received by the Company                Annuitant's death is received by the
                                                     Company

or                                              or
(2)  The Purchase Payments paid, reduced        (2)  The Purchase Payments paid, reduced
     proportionately by each partial                 proportionately by each partial
     surrender (reflecting any Market Value          surrender (reflecting any Market Value
     Adjustment and any surrender charge) and        Adjustment and any surrender charge)
     less any outstanding debt *                     and less any outstanding debt *

                                                or
                                                (3)  Step Up Value (see description below).
----------------------------------------------------------------------------------------------
                                                Plus:
----------------------------------------------------------------------------------------------
                                                Earnings Increase Death Benefit (see
                                                "Earnings Increase Death Benefit" section)
----------------------------------------------------------------------------------------------


---------------------------------------------------
Option 3**
---------------------------------------------------
The greatest of:
---------------------------------------------------
(1)  The Fund Value less any outstanding debt on
     the date due proof of the Annuitant's death
     is received by the Company

 or
(2)  The Purchase Payments paid, reduced
     proportionately by each partial surrender
     (reflecting any Market Value Adjustment and any surrender charge) and less any outstanding debt *

 or
(3)  Step Up Value (see description below)

 or
(4)  Roll Up Value (see description below).
---------------------------------------------------
  Plus:
---------------------------------------------------
Earnings Increase Death Benefit (see "Earnings
Increase Death Benefit" section)
---------------------------------------------------


* In the calculation of the death benefit for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge and any market value adjustment divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. For certain Contracts purchased prior to July 22, 2003, the death benefit is the greater of: (1) The Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or (2) The Purchase Payments paid, less any partial surrenders and their surrender charges minus any outstanding debt, and plus or minus any market value adjustment.



**   As of November 29, 2004, Option 3 is no longer available for new business.



25 Death benefit

In general, on the death of an Owner who is not the Annuitant, amounts must be distributed from the Contract. (See "Provisions required by Section 72(s) of the Code" later in this prospectus.) We will impose applicable surrender charges. (See "Charges and deductions" later in this prospectus.)

STEP UP VALUE

On the first Contract Anniversary, the Step Up Value is equal to the Fund Value of the Contract. Thereafter, on each subsequent Contract Anniversary prior to the Annuitant's 81st birthday, the Step Up Value will be recalculated to equal the greater of:

(1)  the Fund Value on that Contract Anniversary; or

(2)  the Step Up Value most recently calculated

     o reduced proportionately* by any partial surrenders (including surrender charges and any applicable market value adjustments assessed) since the last recalculation anniversary,

     o plus any Purchase Payments made since the last recalculation anniversary.

On each Contract Anniversary on or after the annuitant's 81st birthday, the Step Up Value shall be equal to the step up value on the Contract Anniversary preceding the annuitant's 81st birthday reduced proportionately by the same percentage that any partial surrenders (including surrender charges and any applicable market value adjustments assessed) reduced your Fund Value since that Contract Anniversary plus any Purchase Payments made since that Contract Anniversary.

The Step Up Value payable on death will be the Step Up Value on the Contract Anniversary immediately preceding the death of the Annuitant (or Secondary Annuitant, if any):

o reduced proportionately by any partial surrenders including surrender charges and any applicable market value adjustments assessed since that anniversary;

o  plus any Purchase Payments made since that Contract Anniversary; and

o  less any outstanding debt.

In no event will the Step Up Value payable on death exceed 200% of:

o the total Purchase Payments made reduced proportionately for each partial surrender (including surrender charges and any applicable market value adjustments assessed) and

o  less any outstanding debt.

ROLL UP VALUE

The Roll Up Value will be calculated as follows. On each Contract Anniversary prior to the Annuitant's 81st birthday, the Roll Up Value is the total of:

o Purchase Payments accumulated at an annual interest rate of 5% from the date of the Purchase Payment to the date due proof of the Annuitant's death is received by the Company but not beyond the most recent contract anniversary prior to the Annuitant's 81st birthday;

o plus any Purchase Payments made after the most recent Contract Anniversary prior to the Annuitant's 81st birthday but before the date due proof of death is received by the Company;


o less partial surrenders (including surrender charges and any applicable Market Value Adjustments) accumulated at an annual interest rate of 5% from the date of the partial surrender to the date due proof of the Annuitant's death is received by the Company but not beyond the most recent Contract Anniversary prior to the Annuitant's 81st birthday; and

o less any partial surrenders made after the most recent Contract Anniversary prior to the Annuitant's 81st birthday but before the date due proof of the Annuitant's death is received by the Company.


On each Contract Anniversary on or after the Annuitant's 81st birthday, the Roll Up Value shall be equal to the Roll Up Value on the Contract Anniversary preceding the Annuitant's 81st birthday

o less any partial surrenders (including surrender charges and Market Value Adjustments assessed) since that Contract Anniversary;


o  plus any Purchase Payments made since that Contract Anniversary.


The Roll Up Value payable on death will be the Roll Up Value on the Contract Anniversary immediately preceding the death of the Annuitant (or Secondary Annuitant, if any)


o less any partial surrenders (including surrender charges and any applicable market value adjustments assessed) since that Contract Anniversary;


o  plus any Purchase Payments made since that Contract Anniversary, and

o  less any outstanding debt.

In no event will the roll up value payable on death exceed 200% of:

o the total Purchase Payments made reduced proportionately by the same percentage that any partial surrenders (including surrender charges and any applicable Market Value Adjustments assessed) reduced your Fund Value and;

o  less any outstanding debt.


EARNINGS INCREASE DEATH BENEFIT

If Option 2 is selected or Option 3 was selected, an additional death benefit, called the Earnings Increase Amount may be added to the applicable death benefit otherwise payable under the Contract. The amount of the Earnings Increase Amount depends upon the age of the Annuitant on the Contract's Effective Date.

If the Annuitant was age 69 or younger on the Contract's Effective Date, the Earnings Increase Amount is equal to 40% of the lesser of:

----------------------
* In the calculations of Step Up Value, for each partial surrender, the proportionate reduction percentage is equal to the amount of that partial surrender divided by the Fund Value immediately before the partial surrender.


                                                              Death benefit   26

(1)  Net Purchase Payments; or

(2)  Fund Value minus Purchase Payments.

If the Annuitant was age 70 or older on the Contract's Effective Date, the Earnings Increase Amount is equal to 25% of the lesser of:

(1)  Net Purchase Payments; or

(2)  Fund Value minus Purchase Payments.

The payments and values described in (1) and (2) above

(a) do not include Purchase Payments made during the 12-month period immediately prior to the date due proof of death is received by the Company; and


(b) reflect any partial surrenders made including any applicable Market Value Adjustment and any surrender charge, and are reduced by any outstanding debt.


The Earnings Increase Amount is calculated as of the date due proof of death of the Annuitant (or Secondary Annuitant) prior to the annuity starting date is received by the Company.

There are important things you should consider before you select the earnings increase death benefit. These include:

o The earnings increase death benefit does not guarantee that any amount will be added to your death benefit when payable. You bear the investment risk of investing in the subaccounts. Market declines may cause your Fund Value to be less than your Net Purchase Payments. In that event, we will not pay any amount under the Earnings Increase Death Benefit.

o Once you select the Earnings Increase Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, or even if the investment performance of the portfolios is such that the resulting basic death benefit would be sufficient to meet your needs, we will continue to assess the Earnings Increase Death Benefit charges.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Increase Death Benefit option, as well as the other aspects of the Contract.

ELECTION AND EFFECTIVE DATE OF ELECTION

The Owner may elect to have the death benefit of the Contract applied under one of four settlement options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place

(1)  during the lifetime of the Annuitant, and

(2)  before the annuity payments start.

If no election of a settlement option for the death benefit is in effect on the date when proceeds become payable, the Beneficiary may elect

(1)  to receive the death benefit in the form of a lump sum payment; or

(2)  to have the death benefit applied under one of the settlement options.

(See "Settlement options".) If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a lump sum payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the death benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.


PAYMENT OF DEATH BENEFIT PROCEEDS

If the death benefit proceeds are to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date due proof of death of the Annuitant is received.

The Company may be permitted to postpone such payment from amounts payable from MONY America Variable Account A under the 1940 Act. If the death benefit is to be paid in one sum to the successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Unless another election is made, the death benefit proceeds will be transferred to an interest bearing checking account. The Beneficiary may make partial or full withdrawals from such account through a checkbook provided to the Beneficiary.


27  Death benefit

8. Charges and deductions

--------------------------------------------------------------------------------
The following table summarizes the charges and deductions under the Contract:


------------------------------------------------------------------------------------------------------------------------------------
                                          Deductions from Purchase Payments
------------------------------------------------------------------------------------------------------------------------------------
Tax charge                                                            Range for State and local premium tax -- 0% to 3.50%(1).
                                                                      Federal -- Currently 0%
                                                                      (Company reserves the right to charge in the future.)
------------------------------------------------------------------------------------------------------------------------------------
                                   Daily Deductions from MONY America Variable Account A
------------------------------------------------------------------------------------------------------------------------------------
Mortality & expense risk charge                                       Option 1
  Annual Rate deducted daily from average daily net assets            Maximum daily rate -- 0.003836%
Option 1 -- Current annual rate is 1.20%.                             Maximum annual rate -- 1.40%
                                                                     ---------------------------------------------------------------
                                                                      Option 2
                                                                      Maximum daily rate -- 0.005342%
Option 2 -- Current annual rate is 1.70%.                             Maximum annual rate -- 1.95%
                                                                     ---------------------------------------------------------------
                                                                      Option 3(2)
                                                                      Maximum daily rate -- 0.007671%
Option 3 -- Current annual rate is 2.35%.                             Maximum annual rate -- 2.80%
------------------------------------------------------------------------------------------------------------------------------------
                                             Deductions from Fund Value
------------------------------------------------------------------------------------------------------------------------------------
Annual contract charge                                                Maximum annual contract charge
Option 1 -- Current charge is $30.                                    Option 1 -- The annual contract charge may be increased to a maximum of $50 on 30 days written notice.
Option 2 -- Current charge is $0.                                     Option 2 -- The annual contract charge may be increased to a maximum of $50 on 30 days written notice.
Option 3(2) -- Current charge is $0.                                  Option 3(2) -- The annual contract charge may be increased to a maximum of $50 on 30 days written notice.
------------------------------------------------------------------------------------------------------------------------------------
Transaction and other charges                                         Maximum Transaction and Other Charges

Transfer charge
Option 1 -- Current charge is $0.                                     Option 1 -- The Company has reserved the right to impose
                                                                      a charge for each transfer which will not exceed $25.
Option 2 -- Current charge is $0.                                     Option 2 -- The Company has reserved the right to impose
                                                                      a charge for each transfer which will not exceed $25.
Option 3(2) -- Current charge is $0.                                  Option 3(2) -- The Company has reserved the right to
                                                                      impose a charge for each transfer which will not exceed $25.
------------------------------------------------------------------------------------------------------------------------------------
Surrender charge
  Grades from 7% to 0% of Fund Value surrendered based on a schedule  See grading schedule and "Charges and deductions -- Charges against fund value" for details of how it is computed.
------------------------------------------------------------------------------------------------------------------------------------
Loan interest spread                                                  2.50%
------------------------------------------------------------------------------------------------------------------------------------


(1)  Company currently assumes responsibility; current charge to Owner 0%.


(2)  As of November 29, 2004, Option 3 is no longer available for new business.


The following provides additional details of the charges and deductions under the Contract.

Please note that the amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.


                                                       Charges and deductions 28

DEDUCTIONS FROM PURCHASE PAYMENTS


Deductions may be made from Purchase Payments for a charge for state and local premium or similar taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future Purchase Payments. If the Company is going to make deductions for such tax from future Purchase Payments, it will give notice to each affected Owner.

CHARGES AGAINST FUND VALUE

DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A

MORTALITY AND EXPENSE RISK CHARGE. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. The charge varies based on the benefit option package selected.

Option 1 -- For Option 1, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.20% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003288% (guaranteed not to exceed 0.003836%) multiplied by the number of days since the last Business Day.

Option 2--For Option 2, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.70% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.004658% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

Option 3--For Option 3, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 2.35% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 2.80% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.006438% (guaranteed not to exceed 0.007671%) multiplied by the number of days since the last Business Day.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. In addition, the Company also assumes risk in connection with the Step-Up Value, Roll-Up Value and Earnings Increase Death Benefit. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the expense charges provided in the Contracts.

If the amount of the mortality and expense risk charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.

DEDUCTIONS FROM FUND VALUE

ANNUAL CONTRACT CHARGE. The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from AXA Equitable and such other sources as may be available.

The current amount of the annual contract charge depends upon the benefit option package selected.

--------------------------------------------------------------------------------
                       Annual Contract Charge
--------------------------------------------------------------------------------
           Option 1               Option 2              Option 3
--------------------------------------------------------------------------------
Current charge is $30.   Current Charge is     Current Charge is
                         $ 0.                  $ 0.
--------------------------------------------------------------------------------
The annual contract      The annual con-       The annual con-
    charge may be        tract charge may      tract charge may
    increased to a       be increased to a     be increased to a
    maximum of $50.      maximum of $50.       maximum of $50.
--------------------------------------------------------------------------------

The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the Contract Anniversary, starting on the first Contract Anniversary.

If applicable, the annual contract charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start.

The amount of the charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount of MONY America Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the Annual Contract Charge.

29  Charges and deductions

TRANSFER CHARGE. Contract value may be transferred among the subaccounts or to or from the Guaranteed Interest Account with Market Value Adjustment and one or more of the subaccounts (including transfers made by telephone, facsimile or via the web, if permitted by the Company). Although we currently do not charge for transfers, the Company reserves the right to impose a transfer charge for each transfer instructed by the Owner. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25. The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Fund Value held in the subaccount(s) or from the Guaranteed Interest Account with Market Value Adjustment from which the first transfer is made.

SURRENDER CHARGE. A contingent deferred sales charge (called a "Surrender Charge") will be imposed when a full or partial surrender is requested or at the start of annuity benefits if it is during the first eight years of the Contract.

The surrender charge will never exceed 7% of the total Fund Value. The surrender charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from MONY America Variable Account A to cover mortality and expense risks borne by the Company. (See "Mortality and expense risk charge".)

We impose a surrender charge when a full or partial surrender is made during the first eight Contract Years, except as provided below.

A surrender charge will not be imposed:

(1)  Against Fund Value surrendered after the eighth Contract Year.

(2) To the extent necessary to permit the Owner to obtain an amount equal to the free partial surrender amount (See "Free partial surrender amount").

(3) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement options"). The elimination of a surrender charge in this situation does not apply to Contracts issued in the State of Texas.

(4) Subject to approval within a state, if the Owner is confined in a Nursing Home and the following conditions are met:

     (a) At the time a request for a full or partial surrender is made, the Company receives proof the Owner is currently confined to a Nursing Home and has spent a period of 90 consecutive days in the Nursing Home;

     (b)  the confinement must have been prescribed by a physician;

     (c) the 90-day period must have started after the Contract's first anniversary; and

     (d)  the Annuitant is between ages 0-75 at the time the Contract is issued.

--------------------------------------------------------------------------------
NURSING HOME* -- A facility which
(a) is licensed by or legally operated in a state as a skilled or intermediate care facility;
(b) provides 24 hour per day nursing care under the supervision of a reg-istered nurse to persons who do not require hospitalization but who do require care above the level of room and board with assistance;
(c)  is under the supervision of a physician; and
(d) maintains a daily clinical record of each patient in conformance with a plan of care.

A nursing home does not include a hospital or a facility licensed only to offer supervised or assisted room and board, rest care, care of the aged or treatment of alcoholism, drug addictions or mental or nervous disorders.

*The definition of Nursing Home may vary by state.
--------------------------------------------------------------------------------

In no event will the aggregate surrender charge exceed 7% of the Fund Value. Further, in no event will the surrender charges imposed, when added to any surrender charges previously paid on the Contract, exceed 9% of aggregate Purchase Payments made to date for the Contract.

The Owner may specify whether he/she wants the surrender charge to be deducted from the amount requested for surrender or the Fund Value remaining. If not specified or if the Fund Value remaining is not sufficient, then the surrender charge will be deducted from the amount requested for surrender. If it is specified that the surrender charge will come from the remaining Fund Value and it is sufficient, then the Company will determine the appropriate amount to be surrendered in order to pay the surrender charge. Any surrender charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount of MONY America Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender.

No surrender charge will be deducted from death benefits except as described in "Death benefit".

If an existing MONY Master variable annuity contract issued by MONY Life Insurance Company of America is exchanged for this Contract, a separate effective date will be assigned to the Contract by endorsement for purposes of determining the amount of any Surrender Charge. The surrender charge effective date of this Contract with the endorsement will be the effective date of the existing MONY Master variable annuity contract. Your agent can provide further details. We reserve the right to disallow exchanges at any time.

AMOUNT OF SURRENDER CHARGE. The amount of the surrender charge is equal to a varying percentage of Fund Value during the first 8 Contract Years. The surrender charge is determined by multiplying the surrender charge percentage for the Contract Year by the amount of Fund Value requested as follows:

                                                      Charges and deductions  30

-------------------------------------------------------------------------
                Surrender Charge Percentage Table
-------------------------------------------------------------------------
   # of Contract Anniversaries     Surrender Charge (as a percent-
      Since Effective Date        age of Fund Value surrendered)
-------------------------------------------------------------------------
               0                                 7%
-------------------------------------------------------------------------
               1                                 7
-------------------------------------------------------------------------
               2                                 6
-------------------------------------------------------------------------
               3                                 6
-------------------------------------------------------------------------
               4                                 5
-------------------------------------------------------------------------
               5                                 4
-------------------------------------------------------------------------
               6                                 3
-------------------------------------------------------------------------
               7                                 2
-------------------------------------------------------------------------
            8 (or more)                          0
-------------------------------------------------------------------------

The amount of the surrender charge is in addition to any applicable Market Value Adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. (See "Guaranteed Interest Account with Market Value Adjustment -- Surrenders" and the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.)

FREE PARTIAL SURRENDER AMOUNT. The surrender charge may be reduced by using the free partial surrender amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

(1) For Qualified Contracts, (other than Contracts issued for IRA and SEP-IRA), an amount each Contract Year up to the greater of:

     (a)  $10,000 (but not more than the Contract's Fund Value), or

     (b) 10% of the Contract's Fund Value at the beginning of the Contract Year (except if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested)


(2) For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA), an amount up to 10% of the Contract's Fund Value at the beginning of the Contract Year (except if the surrender is requested during the first Contract Year, then 10% of the Contract's Cash Value at the time the first surrender is requested) may be received in each Contract Year without a surrender charge.

Free partial surrenders may only be made to the extent Cash Value in the subaccounts and/or Guaranteed Interest Account is available. For example, the Fund Value in the MONY America Variable Account A could decrease (due to unfavorable investment experience) after part of the 10% was withdrawn. In that case it is possible that there may not be enough Cash Value to provide the remaining part of the 10% free partial surrender amount.


Contract Fund Value here means the Fund Value in the subaccounts (and the Guaranteed Interest Account with Market Value Adjustment not the loan account). This reduction of surrender charge does not affect any applicable Market Value Adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. (See "Guaranteed Interest Account with Market Value Adjustment -- Surrenders" and the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.)

TAXES

Currently, no charge will be made against MONY America Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY America Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY America Variable Account A may also be made. (See "Federal tax status".)

INVESTMENT ADVISORY AND OTHER FEES


Each portfolio in which MONY America Variable Account A invests incurs certain fees and charges. To pay for these fees and charges, the portfolio makes deductions from its assets. The portfolio expenses are described more fully in each Fund prospectus.


We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and cost of Contract benefits through the fees and charges imposed under the Contracts. (See "Distribution of the Contracts" for more information.)

31  Charges and deductions

9. Annuity provisions

--------------------------------------------------------------------------------

ANNUITY PAYMENTS

Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. The date chosen for the start of annuity payments may be:

(1)  no earlier than the 10th Contract Anniversary, and

(2)  no later than the Contract Anniversary after the Annuitant's 95th birthday.

The minimum number of years from the Effective Date to the start of annuity payments is 10. While the Annuitant is living, the date when annuity payments start may be:

(1)  Advanced to a date that is not earlier than the 10th Contract Anniversary.

(2)  Deferred from time to time by the Owner by written notice to the Company.

The date when annuity payments start will be advanced or deferred if:

(1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

(2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 95th birthday.

The change will be effective as of the date we receive your written request at our Operations Center. You do not need to return the Contract for us to make the change unless we ask for it.

A particular retirement plan may contain other restrictions. For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.


When annuity payments start, unless Settlement Option 3 or 3A is elected, the Contract's Cash Value, less any tax charge which may be imposed, will be applied to provide an annuity or any other option previously chosen by the owner and permitted by the Company. If Settlement Option 3 or 3A is elected, the Contract's Fund Value (less any state taxes imposed upon annuitization) will be applied to provide an annuity.


A supplementary contract will be issued. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments start. No surrender will be permitted except as may be available under the settlement option elected.

GUARANTEED MINIMUM ANNUITY PAYMENTS*

Under Option 3, guaranteed minimum annuity payments are available. If certain conditions are met, a guaranteed minimum value called the "Guaranteed Annuitization Value" may be used to provide annuity payments that are greater than the annuity payments that would be provided by the Fund Value described in the Contract.

The Guaranteed Annuitization Value is:


o    the sum of all Net Purchase Payments made, plus


o interest accumulated at an annual rate of 5% (interest is credited from the date we receive the Purchase Payment to the Contract Anniversary prior to the Annuitant's 81st birthday),

o reduced proportionately for each partial surrender including any surrender charges and Market Value Adjustments, if applicable.

The Guaranteed Annuitization Value provides annuity payments based on the 1983 Table "a", Projection Scale "G" with 3% interest.

In no event can the Guaranteed Annuitization Value exceed 200% of:


o the Net Purchase Payments made reduced proportionately for each partial surrender, including any surrender charges and any Market Value Adjustments, if applicable, and


o    less any outstanding debt.

To apply the Guaranteed Annuitization Value to provide annuity payments, the following conditions must be met:

(1)  The Contract must have been in force for at least 7 years.

(2)  The Annuitant must have attained age 60.

(3) The annuitization must be elected within 30 days after a Contract anniversary.

(4)  Settlement Option 3 or 3A must be elected. (See "Settlement Options").

(5) The entire amount of Guaranteed Annuitization Value must be used to provide annuity payments.

Once annuity payments provided by the Guaranteed Annuitization Value begin, no withdrawals may be made.

The availability of guaranteed minimum annuity payments under Option 3 or 3A, does not limit the Owner's right to start annuity payments using the Contract's Cash Value or the Contract's Fund Value, as applicable, at any other time as permitted under the Contract.

ELECTION AND CHANGE OF SETTLEMENT OPTION

Instead of being paid in a single sum, you may elect to receive any death or surrender proceeds from the Contract in the form of a settlement option. During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect

o    one or more of the settlement options described below, or


----------------------
* Guaranteed minimum annuity payments are not available under Contracts issued in the state of Washington.



                                                          Annuity provisions  32

o    another settlement option as may be agreed to by the Company.


The Owner may also change any election while the Annuitant is living if written notice of the change is received by the Company at its Operations Center prior to the start of annuity payments. Depending upon when you purchased your Contract, if no election is in effect on the Annuity Starting Date, either Settlement Option 3 with a 10-year certain or a lump sum payment will be deemed to have been elected. For Contracts issued in the State of Texas, if no election is in effect when annuity payments start, Settlement Option 3 with a period certain of 10 years will be considered to have been elected.


Settlement options may also be elected by the Owner or the Beneficiary as provided in the Death benefit and Surrender sections of this prospectus. (See "Death benefit" and "Surrenders".)

Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.

SETTLEMENT OPTIONS

Proceeds settled under the settlement options listed below or otherwise currently available will not participate in the investment experience of MONY America Variable Account A. Unless you elect Settlement Option 1, you cannot change settlement options once settlement payments begin.

SETTLEMENT OPTION 1 -- INTEREST INCOME: The Company holds the proceeds and credits interest earned on the proceeds at a rate (not less than 2.75% per year) set by the Company each year. This Option will continue until the earlier of the date the payee dies or the date you elect another settlement option. Under certain contracts, this option is not available if the Annuitant is the payee.

SETTLEMENT OPTION 2 -- INCOME FOR SPECIFIED PERIOD: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

SETTLEMENT OPTION 3 -- SINGLE LIFE INCOME: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

SETTLEMENT OPTION 3A -- JOINT LIFE INCOME: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income, depending on the election made at the time of settlement. If the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

SETTLEMENT OPTION 4 -- INCOME OF SPECIFIED AMOUNT: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75% per year.

The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

The annuity payment rates may vary according to the settlement option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest per year.

Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

In Qualified Plans, settlement options available to Owners may be restricted by the terms of the plans.

FREQUENCY OF ANNUITY PAYMENTS

At the time the settlement option is chosen, the payee may request that it be paid:

o    Quarterly;

o    Semiannually; or

o    Annually

If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any settlement option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.

ADDITIONAL PROVISIONS

The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the settlement option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

The Contract must be returned to the Company upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.

33  Annuity provisions

The Contracts described in this prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

The Contract is incontestable from its date of issue.

                                                          Annuity provisions  34

10. Other provisions

--------------------------------------------------------------------------------

OWNERSHIP

The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person so designated in the application, unless:

(1)  A change in Owner is requested, or

(2)  A Successor Owner becomes the Owner.

The Owner may name a Successor Owner or a new Owner at any time. If the Owner dies, the Successor Owner, if living, becomes the Owner. Any request for change must be

(1)  made in writing, and

(2)  received at the Company.

The change will become effective as of the date the written request is signed. A new choice of Owner or Successor Owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax adviser prior to changing Owners.

--------------------------------------------------------------------------------
SUCCESSOR OWNER -- The living person who, at the death of the Owner, becomes the new Owner.
--------------------------------------------------------------------------------

PROVISION REQUIRED BY SECTION 72(S) OF THE CODE

The interest under a Non-Qualified Contract must be distributed within five years after the Owner's death if:

(1)  The Owner dies before the start of annuity payments, and

(2) The Owner's spouse is not the Successor Owner as of the date of the Owner's death.

Satisfactory proof of death must be provided to the Company.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

The surrender proceeds may be paid over the life of the Successor Owner if

(1)  the Successor Owner is the Beneficiary, and

(2)  the Successor Owner chooses that option.

Payments must begin no later than one year after the date of death. If the Successor Owner is a surviving spouse, then the surviving spouse will be treated as the new Owner of the Contract. Under such circumstances, it is not necessary to surrender the Contract.

If the Owner dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's death.

PROVISION REQUIRED BY SECTION 401(A)(9) OF THE CODE

The entire interest of a Qualified Plan participant in the Contract generally will begin to be distributed no later than the required beginning date. For this purpose "Qualified Plans" include those intended to qualify under Sections 401 and 408 of the Code. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70-1/2. The interest is distributed

(1)  over the life of such Participant, or

(2)  the lives of such Participant and designated Beneficiary.

If (i) required minimum distributions have begun, and (ii) the Participant dies before the Owner's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as rapid as that used as of the date of the Participant's death. The Contract generally will be surrendered as of the Participant's death if

(1)  the Participant dies before the start of such distributions, and

(2)  there is no designated Beneficiary.

The surrender proceeds generally must be distributed within 5 years after the date of death. But, the surrender proceeds may be paid over the life of any designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the December 31 following the Participant's death. If the designated Beneficiary is the surviving spouse of the Participant, distributions will begin not earlier than the December 31 following the date on which the participant would have attained age 70-1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Qualified Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan. Although the lifetime required minimum distribution rules do not apply to Roth IRAs under Section 408A of the Code, the post-death distribution rules apply.


It is the Owner's responsibility to assure that distribution rules imposed by the Code will be met. The Owner should consider the effect of recent revisions to the distribution rules which could increase the minimum distribution amount required from annuity contracts funding Qualified Plans where certain additional benefits are purchased under the Contract. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. The Owner may want to consult a tax advisor concerning the potential application of these complex rules before purchasing this annuity contract or purchasing additional features under this annuity contract.


SECONDARY ANNUITANT

Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made only once before annuitization, either

(1)  in the application for the Contract, or

35  Other provisions

(2) after the Contract is issued, by written notice to the Company at its Operations Center.

You cannot change the Secondary Annuitant, but you can delete the Secondary Annuitant. The Secondary Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

(1)  any payment made by the Company, or

(2) action taken by the Company before the receipt of the notice at the Company's Operations Center.

The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant's 95th birthday.

On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

(1) the death of the Annuitant must have occurred before the Annuity Starting Date;

(2)  the Secondary Annuitant is living on the date of the Annuitant's death;

(3) if the Annuitant was the Owner on the date of death, the Successor Owner must have been the Annuitant's spouse; and

(4) if the date annuity payments start is later than the Contract Anniversary nearest the Secondary Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

EFFECT OF SECONDARY ANNUITANT'S BECOMING THE ANNUITANT. If the Secondary Annuitant becomes the Annuitant, the Death Benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the successor Beneficiary on the date of death. If there was no successor Beneficiary, then the Secondary Annuitant's executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.

ASSIGNMENT

The Owner may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Operations Center. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

Because an assignment may be a taxable event, an Owner should consult a competent tax advisor before assigning the Contract.

CHANGE OF BENEFICIARY

So long as the Annuitant is living, the Owner may change the Beneficiary or successor Beneficiary. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed. The Company will not, however, be liable for any payment made or action taken before receipt of the request at its Operations Center.

SUBSTITUTION OF SECURITIES

The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if:

(1) the shares of any portfolio of the Funds is no longer available for investment by MONY America Variable Account A, or

(2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.

The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of Contracts. We will notify you before we substitute securities in any subaccount, and, to the extent required by law, we will obtain prior approval from the Securities and Exchange Commission and the Arizona Insurance Department. We also will obtain any other required approvals. (See "Who is MONY Life Insurance Company -- MONY Variable Account A" for more information about changes we may make to the subaccounts).


CHANGES TO CONTRACTS

The Company reserves the right, subject to compliance with laws that apply, to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


CHANGE IN OPERATION OF MONY AMERICA VARIABLE ACCOUNT A


To the extent permitted by applicable law, MONY America Variable Account A (i) may be operated as a management company under the 1940 Act,(ii) may be deregistered under the 1940 Act in the event the registration is no longer required, or (iii) may be combined with any of our other MONY America separate accounts.


Deregistration of MONY America Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY America Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

                                                            Other provisions  36

11. Voting rights

--------------------------------------------------------------------------------

All of the assets held in the subaccounts of MONY America Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares.

To the extent required by law, the Company will vote the shares of each of the Funds held in MONY America Variable Account A (whether or not attributable to Owners).

We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all Contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares.

37  Voting rights

12. Distribution of the Contracts

--------------------------------------------------------------------------------
The Contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and
AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of the securities issued with respect to the MONY America Variable Account A.+ The offering of the Contracts is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.) and AXA Distributors are affiliates of the Company and are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other of the Company's annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC. AXA Advisors is also the successor by merger to MONY Securities Corp. ("MSC"). As of June 6, 2005, registered representatives of MSC became registered representatives of AXA Advisors.

The Contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). The Distributors are under the common control of AXA Financial, Inc.

The Company pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from the Company to individual financial professionals of Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial professionals as commissions related to the sale of the Contracts.

Sales compensation paid to the Distributors will generally not exceed 6.50% of the total Purchase Payments made under the Contracts, plus, starting in the second Contract Year, up to 0.25% of the Fund Value of the Contracts. The Distributors, in turn, may pay their financial professionals (or Selling broker-dealers) either all or a portion of the sales compensation that they receive.

The Distributors may also pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company and/or its products on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the Contract owner. Payments may be based on the amount of assets or Purchase Payments attributable to Contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of the Company's products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of the Company's products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product

----------------------

+ Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the Contracts.




                                               Distribution of the Contracts  38
category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although the Company takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid will not result in any separate charge to you under your Contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.


39  Distribution of the Contracts

13. Federal tax status

--------------------------------------------------------------------------------

INTRODUCTION

The Contract described in this prospectus is designed for use in connection with Qualified Plans and on a nonqualified basis. The ultimate effect of federal income taxes on

o    the value of the Contract's Fund Value,

o    annuity payments,

o    death benefit, and

o    economic benefit to the Owner, Annuitant, and the Beneficiary may depend upon

o    the type of retirement plan for which the Contract is purchased, and

o    the tax and employment status of the individual concerned.


The following discussion of the treatment of the Contract and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. These federal income tax laws may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. For example, the President's Advisory Panel on Federal Tax Reform recently announced its tax reform options, which could make sweeping changes to many longstanding tax rules. Among the proposed options are new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to nonqualified deferred annuity contracts by annually taxing any withdrawable cash value build-up in such contracts. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options. Any person considering the purchase of a Contract should consult a qualified tax adviser. Additional information on the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. The Company does not make any guarantee regarding any tax status, federal, state, or local, of any Contract or any transaction involving the Contract.


TAXATION OF ANNUITIES IN GENERAL

The Contract described in this prospectus is designed for use in connection with Qualified Plans and on a nonqualified basis. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contract. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified Contracts if the Owner is other than a natural person unless the contract is held as an agent for a natural person. Annuity payments made under a Contract are generally taxable to the Annuitant as ordinary income except to the extent of:

o    Participant after-tax contributions (in the case of Qualified Plans), or

o    Owner contributions (in the case of Non-Qualified Contracts).

Owners, Annuitants, and Beneficiaries should seek advice from their own tax advisers about the tax consequences of distributions, withdrawals and payments under Non-Qualified Contracts and under any Qualified Plan in connection with which the Contract is purchased. For Qualified Contracts, among other things individuals should discuss with their tax advisers are the "required minimum distribution rules" which generally require distributions to be made after age 70-1/2 and after death, including requirements applicable to the calculation of such required distributions from annuity contracts funding Qualified Plans.

Federal tax law imposes requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include, but are not limited to, transfers, including gratuitous transfers, and pledges of the contract are treated the same as distributions. Distributions from all annuity contracts issued during any calendar year by the same company (or an affiliate) to the Owner (other than those issued to qualified retirement plans) in the same year will be treated as distributed from one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules affects Qualified Plans.

The Company will withhold and remit to the United States Government and, where applicable, to state and local governments, part of the taxable portion of each distribution made under a Contract unless the Owner or Annuitant:

(1)  provides his or her taxpayer identification number to the Company, and

(2)  notifies the Company that he or she chooses not to have amounts withheld.

Distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

(1) Part of a series of substantially equal periodic payments (at least annually) for

     (a)  the participant's life or life expectancy,

     (b) the joint lives or life expectancies of the participant and his/her beneficiary,

                                                          Federal tax status  40

     (c)  or a period certain of not less than 10 years;

(2)  Required minimum distributions; or

(3)  Qualifying hardship distributions.

The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible traditional retirement plan, including an IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.

Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.

RETIREMENT PLANS

Aside from Contracts purchased on a nonqualified basis, the Contract described in this prospectus currently is designed for use with the following types of retirement plans:

(1) Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

(2) Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to
     Section 408(k);

(3)  Roth IRAs permitted by Section 408A of the Code; and

(4) Deferred compensation plans provided by certain governmental entities and tax-exempt organizations under Section 457.

The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of the Contract with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.

TAX TREATMENT OF THE COMPANY

Under existing federal income tax laws, the income of MONY America Variable Account A, to the extent that it is applied to increase reserves under the Contract, is substantially nontaxable to the Company.

41  Federal tax status

14. Additional information

--------------------------------------------------------------------------------

This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission or by accessing the SEC's website at http://www.sec.gov.

For further information with respect to the Company and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes applicable financial statements), Owners and prospective investors may also contact the Company at its address or phone number set forth on the cover of this prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.

                                                      Additional information  42

15. Legal proceedings

--------------------------------------------------------------------------------


MONY Life Insurance Company of America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in MONY America Variable Account A, nor would any of these proceedings be likely to have a material adverse effect upon MONY America Variable Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.



43  Legal proceedings

16. Financial statements

--------------------------------------------------------------------------------

The audited financial statements of MONY America Variable Account A and the Company are set forth in the Statement of Additional
Information.


These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account. PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules, and as disclosed in the Company's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


                                                        Financial statements  44

Appendix A: Benefit option packages, table of fees, examples and charges and deductions for contracts issued in the State of Washington

--------------------------------------------------------------------------------

                            SUMMARY OF THE CONTRACT

BENEFIT OPTION PACKAGES

There are two benefit option packages available under the Contract. Each benefit option package is distinct. You select a benefit option package at the time of application. Once a selection is made, you may not transfer from one benefit option package to another.


------------------------------------------------------------------------------------------------------------------------------------
                                       Option 1                                        Option 2
------------------------------------------------------------------------------------------------------------------------------------
Mortality and                         Current annual rate--1.20%                      Current annual rate--1.70%
expense risk charge                   Maximum annual rate--1.40%                      Maximum annual rate--1.95%
------------------------------------------------------------------------------------------------------------------------------------
Death benefit on death of annuitant   The greater of:                                 The greatest of:

                                      (1) The Fund Value less any outstanding debt    (1) The Fund Value less any outstanding debt
                                      on the date due proof of the Annuitant's death  on the date due proof of the Annuitant's death
                                      is received by the Company.                     is received by the Company.

                                      or                                              or

                                      (2) The Purchase Payments paid, reduced         (2) The Purchase Payments paid, reduced
                                      proportionately by each partial surrender       proportionately by each partial surrender
                                      (reflecting any Market Value Adjustment and     (reflecting any Market Value Adjustment and
                                      any surrender charge) and less any outstanding  any surrender charge) and less any outstanding
                                      debt.*                                          debt.*

                                                                                      or

                                                                                      (3) Step Up Value (See "Death benefit")
------------------------------------------------------------------------------------------------------------------------------------
Minimum initial Purchase Payment      Qualified Contracts--The minimum Purchase       Qualified Contracts--The minimum Purchase
                                      Payment for qualified plans is the same for     Payment for qualified plans is the same for
                                      both options. (See "Detailed information about  both options. (See "Detailed information about
                                      the contract.")                                 the contract.")
                                      Non-Qualified Contracts--$5,000                 Non-Qualified Contracts--$10,000
------------------------------------------------------------------------------------------------------------------------------------
Annuitant Issue age                   Qualified Contracts--0-80                       Qualified Contracts--0-79
                                      Non-Qualified Contracts--0-80                   Non-Qualified Contracts--0-79
------------------------------------------------------------------------------------------------------------------------------------
Annual contract charge                Current charge is $30.                          Current charge is $0.
                                                                                      The annual contract charge may be increased to
                                                                                      a maximum of $30 on 30 days written notice.
------------------------------------------------------------------------------------------------------------------------------------


* In the calculation of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge and any Market Value Adjustment divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender.

    For certain Contracts purchased prior to July 22, 2003 , the death benefit is greater of: (1) the Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or (2) the Purchase Payments paid, less any partial surrenders and their surrender charges, less any outstanding debt and plus or minus any Market Value Adjustment.



A-1 Appendix A:  Benefit option packages, table of fees, examples and charges and deductions for contracts issued in the State of Washington

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer fund value between investment options. State premium taxes may also be deducted.


--------------------------------------------------------------------------------
Owner Transaction Expenses:
--------------------------------------------------------------------------------
Maximum deferred sales load (surrender charge)       7.00%(1)
(as a percentage of Purchase Payments surrendered)
--------------------------------------------------------------------------------
Loan interest spread (effective annual rate)         2.50%(2)
--------------------------------------------------------------------------------
Maximum transfer charge                              $  25(3)
--------------------------------------------------------------------------------


The next table describes the fees and expense that you will pay periodically during the time that you own the Contract, not including Fund portfolio company fees and expenses.

--------------------------------------------------------------------------------
Maximum annual contract charge                       $  30(4)
--------------------------------------------------------------------------------
Separate account annual expenses
(as a percentage of average Fund Value in the Variable Account):
--------------------------------------------------------------------------------
 Option 1
--------------------------------------------------------------------------------
  Maximum mortality and expense risk fees            1.40%(5)
--------------------------------------------------------------------------------
  Total separate account annual expenses             1.40%(5)
--------------------------------------------------------------------------------
 Option 2
--------------------------------------------------------------------------------
  Maximum mortality and expense risk fees            1.95%(6)
--------------------------------------------------------------------------------
  Total separate account annual expenses             1.95%(6)
--------------------------------------------------------------------------------

(1) The surrender charge percentage, which reduces to zero, is determined under a surrender charge schedule. (See "Deductions from fund value -- Amount of surrender charge.")

     The surrender charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of the surrender charge. (See "Deductions from fund value -- Free partial surrender amount.")

(2) The loan interest spread is the difference between the amount of interest we charge on loans and the amount of interest we credit to amounts held in the loan account to secure loans.


(3) The transfer charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year, which will not exceed $25. (See "Deductions from fund value -- Transfer charge.")


(4) The annual contract charge for Option 1 is currently $30. The annual contract charge for Option 2 is currently $0. However, the Company may in the future change the amount of the charge to an amount not exceeding $30 per Contract Year. (See "Deductions from fund value -- Annual contract charge.")

(5) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.20% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40%) from the value of the net assets of MONY America Variable Account A.

(6) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.70% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95%) from the value of the net assets of MONY America Variable Account A.


The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2005. You may pay portfolio company operating expenses periodically during the time that you own the Contract. More detail concerning each Fund portfolio company's fees and expenses is contained in the prospectus for each portfolio.



--------------------------------------------------------------------------------------------------------------
Total Annual Fund Portfolio
Operating Expenses                                                                        Minimum     Maximum
--------------------------------------------------------------------------------------------------------------
(expenses that are deducted from portfolio company assets, including management fees,     0.47%       1.88%
distribution and/or services fees (12b-1 fees), and other expenses)
--------------------------------------------------------------------------------------------------------------


Appendix A: Benefit option packages, table of fees, examples and charges and deductions for contracts issued in the State of Washington  A-2

EXAMPLE


This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expense, and Fund fees and expenses for the year ended December 31, 2005.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. The example assumes the minimum and maximum fees and expenses of any of the Fund portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.    a.   If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund port-folios):

           -------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
           -------------------------------------------------------------------
           Option 1       $  999       $1,661        $2,338        $3,845
           Option 2       $1,050       $1,810        $2,581        $4,314
           -------------------------------------------------------------------

      b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund port-folios):

           -------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
           -------------------------------------------------------------------
           Option 1       $868         $1,268        $1,683        $2,503
           Option 2       $919         $1,423        $1,945        $3,051
           -------------------------------------------------------------------

2.    a.   If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):

           -------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
           -------------------------------------------------------------------
           Option 1       $361         $1,097        $1,855        $3,845
           Option 2       $415         $1,255        $2,110        $4,314
           -------------------------------------------------------------------

      b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):

           -------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
           -------------------------------------------------------------------
           Option 1       $220         $679          $1,164        $2,503
           Option 2       $275         $844          $1,440        $3,051
           -------------------------------------------------------------------

3.    a.   If you annuitize your Contract and the proceeds are settled under
           Settlement Options 3 or 3A (life income with annuity options) (assum-ing maximum fees and expenses of any of the Fund portfolios):

           -------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
           -------------------------------------------------------------------
             Option 1     $  999       $1,097        $1,855        $3,845
             Option 2     $1,050       $1,255        $2,110        $4,314
           -------------------------------------------------------------------

      b. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assum-ing minimum fees and expenses of any of the Fund portfolios):

           -------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
           -------------------------------------------------------------------
             Option 1     $868         $679          $1,164        $2,503
             Option 2     $919         $844          $1,440        $3,051
           -------------------------------------------------------------------


A-3 Appendix A: Benefit option packages, table of fees, examples and charges and deductions for contracts issued in the State of Washington

4.    a.   If you annuitize your Contract and the proceeds are settled under
           Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Fund portfolios):

           -------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
           -------------------------------------------------------------------
             Option 1     $  999       $1,661        $2,338        $3,845
             Option 2     $1,050       $1,810        $2,581        $4,314
           -------------------------------------------------------------------

      b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingen-cies) (assuming minimum fees and expenses of any of the Fund portfolios):

           -------------------------------------------------------------------
                          1 year       3 years       5 years       10 years
           -------------------------------------------------------------------
           Option 1       $868         $1,268        $1,683        $2,503
           Option 2       $919         $1,423        $1,945        $3,051
           -------------------------------------------------------------------

For the purposes of the Fee Tables and the Example, we assume that the Contract is owned during the accumulation period. (See "Charges and deductions".) On and after the annuity starting date, different fees and charges will apply.


                    DETAILED INFORMATION ABOUT THE CONTRACT


Payment and allocation of Purchase Payments


Issue ages

The issue ages for the two benefit option packages available under the Contract vary as per the table below. The maximum issue age of the Annuitant for Option 1 is 85. The maximum issue age of the Annuitant for Option 2 is 79.


--------------------------------------------------------------------------------
                                Option 1                    Option 2
--------------------------------------------------------------------------------
      Annuitant Issue Ages       0-85                       0-79
--------------------------------------------------------------------------------


                                 DEATH BENEFIT

Death benefit provided by the contract

The death benefit depends upon the benefit option package in effect on the date the Annuitant dies. You may not change benefit option packages once you select an option.

------------------------------------------------------------------------------------------------------------------------------------
 Option 1                                                                Option 2
------------------------------------------------------------------------------------------------------------------------------------
 The greater of:                                                         The greatest of:
------------------------------------------------------------------------------------------------------------------------------------
(1) The Fund Value less any outstanding debt on the date due proof of   (1) The Fund Value less any outstanding debt on the date due
    the Annuitant's death is received by the Company.                       proof of the Annuitant's death is received by the
                                                                            Company.

or
(2) The Purchase Payments paid, reduced proportionately by each         or
    partial surrender and their surrender charges, any outstanding      (2) The Purchase Payments paid, reduced proportionately by
    debt and plus or minus any Market Value Adjustment.*                    each partial surrender and their surrender charges,
                                                                            less any outstanding debt and plus or minus any Market
                                                                            Value Adjustment.*

                                                                        or
                                                                        (3) Step Up Value (See "Step Up Value" in the prospectus)
------------------------------------------------------------------------------------------------------------------------------------

* In the calculations of the death benefit, for each partial surrender, the proportionate reduction is equal to the amount of that partial surrender and any surrender charge and any Market Value Adjustment divided by the Fund Value immediately before that partial surrender, multiplied by the Purchase Payments paid before that partial surrender. For certain Contracts purchased prior to July 22, 2003, the death benefit is the greater of: (1) the Fund Value less any outstanding debt on the date due proof of the Annuitant's death is received by the Company, or (2) the Purchase Payments paid, less any partial surrenders and their surrender charges, less any outstanding debt and plus or minus any Market Value Adjustment.

  Appendix A: Benefit option packages, table of fees, examples and charges and
                deductions for contracts issued in the State of Washington   A-4

                            CHARGES AND DEDUCTIONS

The following table summarizes the charges and deductions under the Contract:


------------------------------------------------------------------------------------------------------------------------------------
                                              Deductions from purchase payments
------------------------------------------------------------------------------------------------------------------------------------
Tax charge                                                 Range for State and local premium tax -- 0% to 3.50%(1).
                                                           Federal -- currently 0%
                                                           (Company reserves the right to charge in the future.)
------------------------------------------------------------------------------------------------------------------------------------
                                    Daily deductions from MONY America Variable Account A
------------------------------------------------------------------------------------------------------------------------------------
Mortality & expense risk charge                            Option 1 Maximum daily rate -- 0.003836%
Annual rate deducted daily from net assets                 Maximum annual rate -- 1.40%

                                                           Option 2
                                                           Maximum daily rate -- 0.005342%
                                                           Maximum annual rate -- 1.95%
------------------------------------------------------------------------------------------------------------------------------------
                                                  Deductions from fund value
------------------------------------------------------------------------------------------------------------------------------------
Annual contract charge                                     Maximum annual contract charge

  Option 1 -- Current charge is $30.                       Option 1 -- The maximum annual contract charge is $30.

  Option 2 -- Current charge is $0.                        Option 2 -- The annual contract charge may be increased to a maxi-
                                                           mum of $30 on 30 days written notice.
------------------------------------------------------------------------------------------------------------------------------------
Transaction and other charges                              Maximum transaction and other charges

Transfer charge                                            Option 1 -- The Company has reserved the right to impose a charge
Option 1 -- Current charge is $0.                          for each transfer after the first 12 transfers in a Contract Year which will not exceed $25.

Option 2 -- Current charge is $0.                          Option 2 -- The Company has reserved the right to impose a charge for each transfer after the first 12 transfers in a Contract Year which will not exceed $25.
------------------------------------------------------------------------------------------------------------------------------------
Surrender charge                                           See grading schedule and "Charges and deductions -- Charges
Grades from 7% to 0% of Fund Value surrendered based       against fund value" for details of how it is computed.
on a schedule
------------------------------------------------------------------------------------------------------------------------------------
Loan interest spread                                       2.50%
------------------------------------------------------------------------------------------------------------------------------------


(1) Company currently assumes responsibility; current charge to Owner 0%.

Please note that the amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.


Deductions from Purchase Payments


Deductions may be made from Purchase Payments for state and local premium taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future payments. If the Company is going to make deductions for such tax from future Purchase Payments, it will give notice to each affected Owner.

Charges against fund value

Daily deduction from MONY America Variable Account A

Mortality and expense risk charge. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. The charge varies based on the benefit option package selected. The mortality and expense risk charge will not be deducted from the Guaranteed Interest Account.

Option 1 -- For Option 1, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.20% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.40% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONYAmerica Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003288% (guaranteed not to exceed 0.003836%) multiplied by the number of days since the last Business Day.

A-5  Appendix A: Benefit option packages, table of fees, examples and charges and deductions for contracts issued in the State of Washington

Option 2 -- For Option 2, the daily mortality and expense risk charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.70% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.95% from the value of the net assets of MONY America Variable Account A. The mortality and expense risk charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.004658% (guaranteed not to exceed 0.005342%) multiplied by the number of days since the last Business Day.

The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. In addition, the Company also assumes risk in connection with the Step-Up Value. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the expense charges provided in the Contracts.

If the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.

Deductions from fund value

Annual contract charge. The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

The Company intends to administer the Contract itself.

The current amount of the annual contract charge depends upon the benefit option package selected.

--------------------------------------------------------------------------------
 Annual Contract Charge
--------------------------------------------------------------------------------
 Option 1                                     Option 2
--------------------------------------------------------------------------------
Current charge is $30.                       Current charge is $0.
--------------------------------------------------------------------------------
The maximum annual contract charge is $30.   The annual contract charge may be
                                             increased to a maximum of $30.
--------------------------------------------------------------------------------

The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the contract anniversary, starting on the first contract anniversary.

If applicable, the annual contract charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start.

The amount of the charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the annual contract charge.

Appendix A: Benefit option packages, table of fees, examples and charges and
                deductions for contracts issued in the State of Washington   A-6

Appendix B: Condensed financial information

--------------------------------------------------------------------------------
                    MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT A
                           ACCUMULATION UNIT VALUES


-----------------------------------------------------------------------------------------------------------
                                                                       Unit Value
                                        -------------------------------------------------------------------
                 Option 1               Dec. 31, 2005    Dec. 31, 2004    Dec. 31, 2003    Dec. 31, 2002
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                      $14.40           $13.78           $12.56             $ --
AIM V.I. Financial Services                11.72            11.20            10.43              8.14
AIM V.I. Global Health Care                11.64            10.89            10.25              8.11
AIM V.I. Mid Cap Core Equity               13.50            12.70            11.29               --
AIM V.I. Technology                         8.45             8.37             7.91              5.96
Alger American Balanced                    11.46            10.70            10.36              8.81
Alger American MidCap Growth               13.68            12.61            11.29              7.73
Dreyfus IP Small Cap Stock Index           15.82            14.93            12.40               --
EQ/Bear Stearns Small Company Growth       11.57            10.88             9.79              8.05
EQ/Boston Advisors Equity Income           13.14            12.52            10.75              8.59
EQ/Calvert Socially Responsible            10.40               --               --               --
EQ/Enterprise Moderate Allocation          10.38             9.99             9.31              7.80
EQ/GAMCO Mergers and Acquisitions          11.35            10.98            10.55               --
EQ/GAMCO Small Company Value               15.43            14.96            12.52              9.22
EQ/Government Securities                   10.54            10.52            10.51             10.46
EQ/Long Term Bond                          12.42            12.20            11.44             11.05
EQ/Mercury Basic Value Equity              10.21               --               --               --
EQ/Money Market                            10.07               --               --               --
EQ/Montag & Caldwell Growth                 9.87             9.47             9.21              7.96
EQ/PIMCO Real Return                       11.35            11.40            11.01             10.55
EQ/Short Duration Bond                     10.05            10.03             9.99               --
EQ/UBS Growth and Income                   11.43            10.62             9.49              7.53
Franklin Income Securities                 13.60            13.55            12.04               --
Franklin Rising Dividends Securities       13.45            13.16            12.00               --
Franklin Zero Coupon 2010                   9.74             9.72             9.42               --
Janus Aspen Series Flexible Bond           11.77            11.71            11.43             10.89
Janus Aspen Series Forty                   13.04            11.73            10.06              8.47
Janus Aspen Series International Growth    15.03            11.53             9.83              7.40
Lord Abbett Bond-Debenture                 13.26            13.25            12.43             10.66
Lord Abbett Growth and Income              12.21            11.97            10.75              8.31
Lord Abbett Mid-Cap Value                  13.94            13.04            10.64              8.63
MFS(R) Mid Cap Growth                       9.35             9.18             8.11              5.99
MFS(R) New Discovery                       10.15             9.76             9.27              7.02
MFS(R) Total Return                        11.70            11.51            10.47              9.11
MFS(R) Utilities                           17.46            15.12            11.75              8.75
Old Mutual Mid-Cap                         14.17            13.57            11.55              8.71
Old Mutual Select Value                     9.22             8.92             8.78              7.51
Oppenheimer Global Securities              18.28            16.22            13.81               --
Oppenheimer Main Street(R)                 13.28            12.71            11.78               --
PIMCO Global Bond (Unhedged)               13.55            14.68            13.44             11.88
PIMCO Real Return                          13.41            13.30            12.35             11.49
PIMCO StocksPLUS Growth and Income         11.95            11.69            10.67              8.29
ProFund VP Bear                             6.96             7.14             8.06               --
ProFund VP Rising Rates Opportunity         8.55             9.39            10.67               --
ProFund VP Ultra Bull Portfolio            14.62            14.42            12.45               --
Van Kampen UIF Emerging Markets Equity     19.47            14.72            12.10              8.18
Van Kampen UIF Global Value Equity         11.87            11.36            10.12              7.94
Van Kampen UIF U.S. Real Estate            20.64            17.85            13.24              9.75
-----------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                                           Units Outstanding
                                        -------------------------------------------------------------------
                 Option 1               Dec. 31, 2005    Dec. 31, 2004    Dec. 31, 2003    Dec. 31, 2002
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                        197,896         187,167            67,580          --
AIM V.I. Financial Services                  79,714          84,428            68,229         23,757
AIM V.I. Global Health Care                 130,612         133,944            89,624         34,314
AIM V.I. Mid Cap Core Equity                152,625         156,043            54,643             --
AIM V.I. Technology                          80,630          89,696            58,966         23,622
Alger American Balanced                     312,484         343,962           295,883        125,009
Alger American MidCap Growth                383,838         370,311           237,964         89,076
Dreyfus IP Small Cap Stock Index            173,658         149,981            48,284             --
EQ/Bear Stearns Small Company Growth        503,409         553,406           407,080        142,861
EQ/Boston Advisors Equity Income            481,560         408,003           239,493         82,561
EQ/Calvert Socially Responsible              41,217              --                --             --
EQ/Enterprise Moderate Allocation           684,468         600,615           492,730        204,572
EQ/GAMCO Mergers and Acquisitions           118,242         117,926            38,541             --
EQ/GAMCO Small Company Value              1,143,854       1,097,488           756,306        311,226
EQ/Government Securities                  1,151,184       1,272,012         1,086,722        453,598
EQ/Long Term Bond                           376,420         402,596           400,844        167,274
EQ/Mercury Basic Value Equity                76,278              --                --             --
EQ/Money Market                           1,052,098              --                --             --
EQ/Montag & Caldwell Growth               1,685,752       1,581,734         1,198,093        392,688
EQ/PIMCO Real Return                        446,362         457,385           319,045        143,483
EQ/Short Duration Bond                      132,706         116,589            60,362             --
EQ/UBS Growth and Income                    272,117         270,546           191,851         91,127
Franklin Income Securities                  328,984         247,404           116,756             --
Franklin Rising Dividends Securities        146,067         158,869            98,376             --
Franklin Zero Coupon 2010                    38,190          33,849            13,218             --
Janus Aspen Series Flexible Bond            478,990         496,699           429,082        148,126
Janus Aspen Series Forty                    220,717         182,506           136,171         32,480
Janus Aspen Series International Growth     698,879         723,025           546,239        174,311
Lord Abbett Bond-Debenture                  484,114         487,938           295,712         65,276
Lord Abbett Growth and Income             1,134,675       1,109,156           730,534        249,487
Lord Abbett Mid-Cap Value                   768,540         697,556           493,307        208,416
MFS(R) Mid Cap Growth                       195,437         206,497           167,338         45,024
MFS(R) New Discovery                        144,837         164,099           151,028         67,541
MFS(R) Total Return                         673,212         633,043           499,656        238,826
MFS(R) Utilities                            171,034         134,931            72,426         18,209
Old Mutual Mid-Cap                          580,757         605,758           481,610        182,362
Old Mutual Select Value                     182,095         190,013           139,825         60,816
Oppenheimer Global Securities               419,429         330,561            95,923             --
Oppenheimer Main Street(R)                  167,150         158,898            61,225             --
PIMCO Global Bond (Unhedged)                391,686         381,980           222,104         53,299
PIMCO Real Return                         1,207,363       1,111,813           827,564        340,329
PIMCO StocksPLUS Growth and Income        1,045,318       1,063,823           751,480        260,192
ProFund VP Bear                               7,569          13,091             4,960             --
ProFund VP Rising Rates Opportunity         613,062         617,666           528,778             --
ProFund VP Ultra Bull Portfolio              82,491          89,655            53,814             --
Van Kampen UIF Emerging Markets Equity      194,564         165,979           118,571         27,240
Van Kampen UIF Global Value Equity          277,293         268,706           208,605         53,212
Van Kampen UIF U.S. Real Estate             461,215         440,363           290,438        124,373
-----------------------------------------------------------------------------------------------------------


B-1 Appendix B: Condensed financial information

-----------------------------------------------------------------------------------------------------------
                                                           Unit Value
                                        -------------------------------------------------------------------
                 Option 2               Dec. 31, 2005    Dec. 31, 2004    Dec. 31, 2003    Dec. 31, 2002
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                       $12.99          $12.49           $11.44            $  --
AIM V.I. Financial Services                 12.05           11.57            10.83              8.50
AIM V.I. Global Health Care                 11.43           10.75            10.16              8.09
AIM V.I. Mid Cap Core Equity                14.51           13.72            12.26               --
AIM V.I. Technology                          8.35            8.32             7.90              5.98
Alger American Balanced                     11.38           10.68            10.39              8.87
Alger American MidCap Growth                13.10           12.13            10.92              7.51
Dreyfus IP Small Cap Stock Index            15.68           14.87            12.41               --
EQ/Bear Stearns Small Company Growth        11.29           10.68             9.65              7.98
EQ/Boston Advisors Equity Income            12.03           11.52             9.94              7.99
EQ/Calvert Socially Responsible             10.39              --               --               --
EQ/Enterprise Moderate Allocation           10.63           10.29             9.64              8.11
EQ/GAMCO Mergers and Acquisitions           11.57           11.26            10.87               --
EQ/GAMCO Small Company Value                15.03           14.65            12.33              9.12
EQ/Government Securities                    10.35           10.39            10.42             10.42
EQ/Long Term Bond                           12.26           12.11            11.41             11.07
EQ/Mercury Basic Value Equity               10.20              --               --               --
EQ/Money Market                             10.06              --               --               --
EQ/Montag & Caldwell Growth                  9.46            9.12             8.92              7.75
EQ/PIMCO Real Return                        11.18           11.29            10.96             10.55
EQ/Short Duration Bond                       9.96            9.99             9.99               --
EQ/UBS Growth and Income                    11.57           10.80             9.70              7.73
Franklin Income Securities                  13.20           13.21            11.80               --
Franklin Rising Dividends Securities        13.18           12.96            11.87               --
Franklin Zero Coupon 2010                    9.72            9.76             9.50               --
Janus Aspen Series Flexible Bond            11.45           11.45            11.23             10.75
Janus Aspen Series Forty                    13.45           12.16            10.48              8.87
Janus Aspen Series International Growth     15.87           12.24            10.49              7.93
Lord Abbett Bond-Debenture                  12.99           13.04            12.30             10.60
Lord Abbett Growth and Income               12.01           11.83            10.68              8.29
Lord Abbett Mid-Cap Value                   14.06           13.21            10.84              8.83
MFS(R) Mid Cap Growth                       10.18           10.04             8.92              6.62
MFS(R) New Discovery                        10.39           10.04             9.59              7.29
MFS(R) Total Return                         12.03           11.90            10.87              9.51
MFS(R) Utilities                            16.75           14.58            11.39              8.53
Old Mutual Mid-Cap                          13.75           13.23            11.33              8.58
Old Mutual Select Value                      9.08            8.84             8.74              7.52
Oppenheimer Global Securities               18.23           16.25            13.91               --
Oppenheimer Main Street(R)                  12.53           12.05            11.23               --
PIMCO Global Bond (Unhedged)                13.30           14.48            13.32             11.84
PIMCO Real Return                           13.17           13.12            12.25             11.45
PIMCO StocksPLUS Growth and Income          11.60           11.40            10.46              8.16
ProFund VP Bear                              7.56            7.79             8.84               --
ProFund VP Rising Rates Opportunity          8.44            9.32            10.64               --
ProFund VP Ultra Bull                       14.12           14.00            12.15               --
Van Kampen UIF Emerging Markets Equity      19.86           15.09            12.47              8.47
Van Kampen UIF Global Value Equity          11.77           11.32            10.14              7.99
Van Kampen UIF U.S. Real Estate             19.33           16.80            12.53              9.26
-----------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                                           Units Outstanding
                                        -------------------------------------------------------------------
                 Option 2               Dec. 31, 2005    Dec. 31, 2004    Dec. 31, 2003    Dec. 31, 2002
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                        287,627       289,021          108,525                --
AIM V.I. Financial Services                  85,675        86,053           75,930            41,101
AIM V.I. Global Health Care                 155,532       165,621          140,052            91,838
AIM V.I. Mid Cap Core Equity                134,748       133,227           46,343                --
AIM V.I. Technology                          46,447        52,034           33,467            24,267
Alger American Balanced                     311,838       327,427          281,313           150,123
Alger American MidCap Growth                441,170       445,851          284,929           122,693
Dreyfus IP Small Cap Stock Index            195,881       177,761           58,894                --
EQ/Bear Stearns Small Company Growth        540,197       538,881          430,208           249,366
EQ/Boston Advisors Equity Income            530,146       468,935          268,992           114,840
EQ/Calvert Socially Responsible              39,883            --               --                --
EQ/Enterprise Moderate Allocation           639,152       630,072          522,037           225,750
EQ/GAMCO Mergers and Acquisitions           132,522       109,352           39,335                --
EQ/GAMCO Small Company Value              1,167,441     1,150,083          900,245           527,141
EQ/Government Securities                  1,203,877     1,268,310        1,161,315           641,947
EQ/Long Term Bond                           445,512       470,451          455,388           266,754
EQ/Mercury Basic Value Equity                62,761            --               --                --
EQ/Money Market                             792,861            --               --                --
EQ/Montag & Caldwell Growth               1,660,838     1,564,074        1,219,870           488,730
EQ/PIMCO Real Return                        703,323       728,549          622,933           267,405
EQ/Short Duration Bond                      183,543       159,172           88,255                --
EQ/UBS Growth and Income                    355,846       344,413          294,667           180,021
Franklin Income Securities                  372,282       305,097          127,569                --
Franklin Rising Dividends Securities        182,562       171,242           72,994                --
Franklin Zero Coupon 2010                    77,346        50,780           36,056                --
Janus Aspen Series Flexible Bond            536,868       586,364          470,162           201,349
Janus Aspen Series Forty                    229,728       203,433          140,717            57,811
Janus Aspen Series International Growth     639,223       657,169          467,730           231,583
Lord Abbett Bond-Debenture                  451,449       455,902          275,571            96,519
Lord Abbett Growth and Income             1,032,242     1,026,766          673,485           283,688
Lord Abbett Mid-Cap Value                   932,321       889,401          603,040           299,210
MFS(R) Mid Cap Growth                       154,377       159,580          109,186            50,657
MFS(R) New Discovery                        169,246       201,422          196,908           143,555
MFS(R) Total Return                         798,311       819,405          675,500           315,209
MFS(R) Utilities                            176,163       137,465           79,773            37,190
Old Mutual Mid-Cap                          641,770       660,177          490,016           278,511
Old Mutual Select Value                     222,032       238,395          223,445           104,484
Oppenheimer Global Securities               377,484       313,678          112,568                --
Oppenheimer Main Street(R)                  129,284       114,791           59,734                --
PIMCO Global Bond (Unhedged)                409,365       412,145          303,678            99,887
PIMCO Real Return                         1,474,722     1,477,502        1,246,242           607,081
PIMCO StocksPLUS Growth and Income        1,141,027     1,163,909          831,746           385,722
ProFund VP Bear                               4,277         4,994            1,052                --
ProFund VP Rising Rates Opportunity         116,343       135,919           85,507                --
ProFund VP Ultra Bull                       116,832       118,709           66,123                --
Van Kampen UIF Emerging Markets Equity      173,273       153,459           90,203            41,192
Van Kampen UIF Global Value Equity          242,058       239,554          181,040            67,913
Van Kampen UIF U.S. Real Estate             406,198       369,435          246,120           111,162
-----------------------------------------------------------------------------------------------------------


                                 Appendix B: Condensed financial information B-2

-----------------------------------------------------------------------------------------------------------
                                                                       Unit Value
                                        -------------------------------------------------------------------
                 Option 3               Dec. 31, 2005    Dec. 31, 2004    Dec. 31, 2003    Dec. 31, 2002
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                         $13.97        $13.53           $12.47             $ --
AIM V.I. Financial Services                   12.02         11.63            10.95              8.65
AIM V.I. Global Health Care                   11.04         10.45             9.94              7.96
AIM V.I. Mid Cap Core Equity                  13.81         13.13            11.81               --
AIM V.I. Technology                            9.03          9.04             8.65              6.59
Alger American Balanced                       11.09         10.47            10.25              8.81
Alger American MidCap Growth                  12.88         12.00            10.87              7.53
Dreyfus IP Small Cap Stock Index              15.42         14.72            12.36               --
EQ/Bear Stearns Small Company Growth          10.88         10.35             9.42              7.84
EQ/Boston Advisors Equity Income              11.73         11.30             9.82              7.93
EQ/Calvert Socially Responsible               10.37            --               --               --
EQ/Enterprise Moderate Allocation             10.46         10.19             9.60              8.13
EQ/GAMCO Mergers and Acquisitions             10.93         10.71            10.40               --
EQ/GAMCO Small Company Value                  14.83         14.55            12.32              9.18
EQ/Government Securities                      10.09         10.20            10.30             10.37
EQ/Long Term Bond                             12.20         12.12            11.50             11.23
EQ/Mercury Basic Value Equity                 10.18            --               --               --
EQ/Money Market                               10.04            --               --               --
EQ/Montag & Caldwell Growth                    9.27          9.00             8.85              7.74
EQ/PIMCO Real Return                          10.87         11.05            10.79             10.46
EQ/Short Duration Bond                         9.77          9.86             9.93               --
EQ/UBS Growth and Income                      11.47         10.78             9.74              7.82
Franklin Income Securities                    13.00         13.09            11.77               --
Franklin Rising Dividends Securities          12.58         12.45            11.49               --
Franklin Zero Coupon 2010                      9.76          9.86             9.67               --
Janus Aspen Series Flexible Bond              11.33         11.41            11.26             10.85
Janus Aspen Series Forty                      13.14         11.95            10.37              8.83
Janus Aspen Series International Growth       15.44         11.98            10.34              7.86
Lord Abbett Bond-Debenture                    12.75         12.88            12.23             10.60
Lord Abbett Growth and Income                 11.41         11.31            10.28              8.03
Lord Abbett Mid-Cap Value                     13.17         12.46            10.28              8.44
MFS(R) Mid Cap Growth                          9.20          9.14             8.17              6.10
MFS(R) New Discovery                          10.32         10.04             9.65              7.39
MFS(R) Total Return                           11.31         11.27            10.36              9.12
MFS(R) Utilities                              15.31         13.41            10.55              7.94
Old Mutual Mid-Cap                            13.57         13.14            11.32              8.63
Old Mutual Select Value                        9.24          9.05             9.01              7.80
Oppenheimer Global Securities                 15.87         14.33            12.34               --
Oppenheimer Main Street(R)                    12.19         11.80            11.07               --
PIMCO Global Bond (Unhedged)                  13.10         14.36            13.29             11.89
PIMCO Real Return                             12.79         12.83            12.06             11.34
PIMCO StocksPLUS Growth and Income            11.45         11.33            10.46              8.21
ProFund VP Bear                                6.78          7.04             8.03               --
ProFund VP Rising Rates Opportunity            8.28          9.20            10.57               --
ProFund VP Ultra Bull                         15.77         15.73            13.74               --
Van Kampen UIF Emerging Markets Equity        19.73         15.09            12.55              8.58
Van Kampen UIF Global Value Equity            11.43         11.06             9.98              7.92
Van Kampen UIF U.S. Real Estate               19.59         17.13            12.86              9.57
-----------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                                           Units Outstanding
                                        -------------------------------------------------------------------
                 Option 3               Dec. 31, 2005    Dec. 31, 2004    Dec. 31, 2003    Dec. 31, 2002
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                        133,420       131,529           64,354                --
AIM V.I. Financial Services                  93,977        91,928           58,614            19,438
AIM V.I. Global Health Care                 160,443       165,597          117,180            31,890
AIM V.I. Mid Cap Core Equity                107,891        79,961           32,571                --
AIM V.I. Technology                          61,622        68,906           40,774            15,037
Alger American Balanced                     301,092       321,464          182,838            50,115
Alger American MidCap Growth                265,922       294,310          217,369            63,904
Dreyfus IP Small Cap Stock Index            125,065       128,183           51,928                --
EQ/Bear Stearns Small Company Growth        462,017       484,221          381,741           174,101
EQ/Boston Advisors Equity Income            450,085       443,355          210,340            85,624
EQ/Calvert Socially Responsible              27,434            --               --                --
EQ/Enterprise Moderate Allocation           304,351       329,211          264,065           130,971
EQ/GAMCO Mergers and Acquisitions           152,240       142,384           19,602                --
EQ/GAMCO Small Company Value                745,939       771,937          570,622           312,519
EQ/Government Securities                    777,581       828,111          590,395           262,000
EQ/Long Term Bond                           260,871       285,396          210,470            71,683
EQ/Mercury Basic Value Equity                55,843            --               --                --
EQ/Money Market                             525,734            --               --                --
EQ/Montag & Caldwell Growth               1,254,424     1,231,095          903,450           322,138
EQ/PIMCO Real Return                        163,210       172,435          132,055            58,455
EQ/Short Duration Bond                       74,108        83,235           22,399                --
EQ/UBS Growth and Income                    284,955       288,655          205,585           116,862
Franklin Income Securities                  130,576       149,633           53,664                --
Franklin Rising Dividends Securities        129,608       127,851           25,163                --
Franklin Zero Coupon 2010                     6,858         9,328            1,181                --
Janus Aspen Series Flexible Bond            275,856       348,084          296,006           121,709
Janus Aspen Series Forty                    137,929       133,787          103,426            40,704
Janus Aspen Series International Growth     582,650       605,704          443,160           191,763
Lord Abbett Bond-Debenture                  278,814       321,915          198,064            43,180
Lord Abbett Growth and Income               542,477       585,072          298,857            87,474
Lord Abbett Mid-Cap Value                   404,888       440,231          272,512           150,225
MFS(R) Mid Cap Growth                       186,154       198,742           99,090            25,763
MFS(R) New Discovery                        150,721       163,984          135,402            83,960
MFS(R) Total Return                         415,940       439,972          299,474           110,390
MFS(R) Utilities                            123,861       108,933           53,404            13,481
Old Mutual Mid-Cap                          507,552       539,030          432,294           166,243
Old Mutual Select Value                     119,155       124,228          119,025            52,678
Oppenheimer Global Securities               212,652       206,632           53,888                --
Oppenheimer Main Street(R)                  123,076       127,670           42,819                --
PIMCO Global Bond (Unhedged)                229,087       267,365          194,076            50,418
PIMCO Real Return                           635,773       694,607          595,625           248,254
PIMCO StocksPLUS Growth and Income        1,006,494     1,110,751          759,947           238,004
ProFund VP Bear                              12,635        12,064            5,843                --
ProFund VP Rising Rates Opportunity         120,988       155,028           47,641                --
ProFund VP Ultra Bull                       178,819       221,408          131,565                --
Van Kampen UIF Emerging Markets Equity      140,321       142,369           62,764            28,527
Van Kampen UIF Global Value Equity          137,508       138,208          107,025            96,503
Van Kampen UIF U.S. Real Estate             213,815       213,499          125,535            58,483
-----------------------------------------------------------------------------------------------------------


B-3 Appendix B: Condensed financial information

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

MAY 1, 2006


--------------------------------------------------------------------------------
 Item                                                              Page
--------------------------------------------------------------------------------
About our independent registered public accounting firm .........  (2)
Sale of the contracts ...........................................  (2)
Federal tax status ..............................................  (2)
Financial statements ............................................  (4)
--------------------------------------------------------------------------------
If you would like to receive a copy of the MONY America Variable Account A Statement of Additional Information, please return this request to:

MONY Life Insurance Company of America
Policyholder Services
One MONY Plaza
P. O. Box 4720
Syracuse, New York 13221
1-800-487-6669


www.axaonline.com


Your name
          -------------------------------------------------

Address
        -------------------------------------------------

City                             State                  Zip
     ---------------------------       ----------------     ----------------

Please send me a copy of the MONY Variable Account A Statement of Additional Information.



333-72632

MONY Variable Annuity
MONY America Variable Account A
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2006


INDIVIDUAL FLEXIBLE PAYMENT
VARIABLE ANNUITY CONTRACT


--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2006 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company of America ("Company"). The prospectus is available, at no charge, by writing the Company at Policyholder Services, One MONY Plaza, P.O. Box 4720, Syracuse, New York 13221 or by calling 1-800-487-6669.



Table of contents
About our independent registered public accounting firm       2
Sale of the contracts                                         2
Federal tax status                                            2
Financial statements                                          4











                                   Issued by
                    MONY Life Insurance Company of America


333-72632

                                                                          x01273
                                                                          MLA-VA

ABOUT OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The audited financial statements for each of the subaccounts of MONY America Variable Account A and the Company included in this Statement of Additional Information, which is a part of the Registration Statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 300 Madison Avenue, New York, New York, 10017.



SALE OF THE CONTRACTS


The Distributors receive fees for the sale of variable annuity contracts. The Distributors received compensation with respect to the policies offered through the Variable Account in the following amounts during the periods indicated:




--------------------------------------------------------------------------------
                                         Aggregate Amount of
                                       Commissions Retained
                                        by the Distributors
                                      After Payments to their
                Aggregate Amount of         Registered
      Fiscal    Commissions Paid to      Persons and Other
       Year        the Distributors*    Selling Broker-Dealers
--------------------------------------------------------------------------------
       2003         $28,436,499                   N/A
       2004         $23,797,814                   N/A
       2005         $13,125,190                   N/A
--------------------------------------------------------------------------------



* Includes sales compensation paid to registered persons of the Distributors. Also, in fiscal years 2003, 2004 and part of 2005, these payments were made to MONY Securities Corporation ("MSC").

Please see your Prospectus for detailed information regarding the distribution of the contracts.



FEDERAL TAX STATUS


INTRODUCTION

The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Owner, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.


TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Owners, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender or withdrawal, a death benefit, an assignment or gift of the Contract, or as annuity payments.


SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS


An Owner who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of after-tax contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Owner's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity payments" below.)


Partial surrenders or withdrawals received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Fund Value exceeds Purchase Payments, less prior nontaxable distributions, and the balance is treated as a nontaxable return of principal to the Owner. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment.

Because of the cost basis of Qualified Contracts generally being zero, partial surrender amounts will generally be fully taxed as ordinary income.

An Owner who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. An Owner who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse (or ex-spouse pursuant to divorce settlement) is treated for income tax purposes as if he or she had fully surrendered the Contract.


ANNUITY PAYMENTS

The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.


PENALTY TAX

Payments received by Owners, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 59-1/2; (b) in a series of substantially equal annual or more frequent payments made for life or life expectancy following separation from service; (c) after the death of the Owner (or, where the Owner is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled; (e) upon early retirement under the plan after the taxpayer's attainment of age 55; (f) pursuant to a Qualified Domestic Relations Order; or (g) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and exceptions (e), (f) and (g) do not apply to Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts allocable to investment in the Contract before August 16, 1982. Additional exceptions for Individual Retirement Accounts and Annuities are available for payment of medical insurance by a person receiving unemployment compensation, for first home purchases and for eligible higher education expenses.


INCOME TAX WITHHOLDING

The Company generally is required to withhold federal and, where applicable, state income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

Additionally, distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they are:

1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years,

2.   A required minimum distribution, or

3.   A "hardship" distribution.

Such withholding will apply even if the distribution is rolled over into another eligible retirement plan, including a traditional IRA. The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including a traditional IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.


INVESTMENT DIVERSIFICATION AND INVESTOR CONTROL

The Funds are designed to be managed to meet the diversification requirements applicable to nonqualified variable contracts under Treasury Regulations as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract for tax purposes.

Under certain circumstances, the IRS has stated that a nonqualified variable contract owner could be treated as the owner (for tax purposes) of the assets of Variable Account A. In such a case the contract owner would be taxed on income and gains attributable to the shares of the underlying Funds.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, the contract owner could control the underlying investment portfolios of Variable Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

The Company believes that, under current IRS guidance, the contract owner would not be treated as the owner of the assets of Variable Account A. However, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a large number of underlying investment portfolios available, or an unlimited right to transfer among them, could cause the contract owner to be treated as the separate account asset owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to a Contract. Furthermore, the IRS could reverse its current guidance at any time. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or revenue rulings. The Company reserves the right to modify the Contract as necessary to prevent the Owner from being treated as the owner of the assets of Variable Account A.


QUALIFIED PLANS

The Contract is designed for use with several types of Qualified Retirement Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including: participation and coverage; nondiscrimination; vesting and funding; and limits on contributions, distributions and benefits. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.


TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits employers of public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts on behalf of their employees and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security

(FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).


H.R. 10 PLANS

"H.R. 10" or "Keogh" plans permit self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the terms of the plan. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.


INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to individual retirement arrangements known as "Individual Retirement Accounts" and "Individual Retirement Annuities." There are Traditional, Roth and SIMPLE IRAs, each providing its own special treatment and subject to its own special rules. Employers may make contributions to IRAs by establishing Simplified Employee Pension ("SEP") plans or SIMPLE IRA plans.


CORPORATE PENSION AND PROFIT-SHARING PLANS

Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.


CERTAIN GOVERNMENTAL ENTITIES

Section 457 of the Code permits certain governmental entities and tax-exempt organizations to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.



FINANCIAL STATEMENTS

The financial statements of the Company should be distinguished from the financial statements of the Variable Account. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
INDEX TO FINANCIAL STATEMENTS


With respect to MONY America Variable Account A
 Report of Independent Registered Public Accounting Firm.......................................................................    2
 Statements of Assets and Liabilities, December 31, 2005.......................................................................  F-3
 Statements of Operations for the Year Ended December 31, 2005................................................................. F-23
 Statements of Changes in Net Assets for the Years Ended December 31, 2005 and December 31, 2004............................... F-33
 Notes to Financial Statements........................................ ........................................................ F-49


With respect to MONY Life Insurance Company of America:
 Report of Independent Registered Public Accounting Firm.......................................................................  F-1
 Balance Sheets as of December 31, 2005 and 2004...............................................................................  F-2
 Statements of Operations for the Year Ended December 31, 2005, Six Months Ended December 31, 2004 (Successor), Six
 Months Ended June 30, 2004 (Predecessor), and the Year Ended December 31, 2003 (Predecessor)..................................  F-3
 Statements of Shareholder's Equity for the Years Ended December 31, 2005, 2004 and 2003.......................................  F-4
 Statements of Cash Flows for the Year Ended December 31, 2005, Six Months Ended December 31, 2004 (Successor), Six
 Months Ended June 30, 2004 (Predecessor), and the Year Ended December 31, 2003 (Predecessor)..................................  F-5
 Notes to Financial Statements.................................................................................................  F-7


                                     FSA-1

================================================================================

            Report of Independent Registered Public Accounting Firm


To the Board of Directors of
MONY Life Insurance Company of America and the
Contractowners of Subaccounts of MONY America Variable Account A


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts of MONY America Variable Account A listed in Note 1 at December 31, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
New York, New York


April 13, 2006

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005


                                                            AIM V.I.         AIM V.I.             AIM V.I.
                                                          Basic Value   Financial Services   Global Health Care
                                                         ------------- -------------------- --------------------
Assets
Shares held in respective Funds ........................    1,257,629          203,757              259,442
                                                            ---------          -------              -------
Investments at cost ....................................  $13,727,105       $2,609,679           $4,429,387
                                                          -----------       ----------           ----------
Investment in respective Funds, at net asset value .....  $15,556,867       $3,111,370           $5,302,992
Amount due from MONY America ...........................           --               --                   --
Amount due from respective Funds .......................       48,044            4,444                8,330
                                                          -----------       ----------           ----------
  Total Assets .........................................   15,604,911        3,115,814            5,311,322
                                                          -----------       ----------           ----------
Liabilities
Amount due to MONY America .............................       48,044            4,444                8,330
Amount due to respective Funds .........................           --               --                   --
                                                          -----------       ----------           ----------
  Total Liabilities ....................................       48,044            4,444                8,330
                                                          -----------       ----------           ----------
Net Assets .............................................  $15,556,867       $3,111,370           $5,302,992
                                                          ===========       ==========           ==========


                                                                AIM V.I.         AIM V.I.    Alger American   Alger American
                                                          Mid Cap Core Equity   Technology      Balanced       MidCap Growth
                                                         --------------------- ------------ ---------------- ----------------
Assets
Shares held in respective Funds ........................          677,123          140,445         740,901        1,162,283
                                                                  -------          -------         -------        ---------
Investments at cost ....................................       $8,637,508       $1,557,928     $ 9,415,040      $21,342,440
                                                               ----------       ----------     -----------      -----------
Investment in respective Funds, at net asset value .....       $9,215,636       $1,782,240     $10,698,612      $25,453,999
Amount due from MONY America ...........................               --               --              --               --
Amount due from respective Funds .......................           11,627            3,197          15,405           75,138
                                                               ----------       ----------     -----------      -----------
  Total Assets .........................................        9,227,263        1,785,437      10,714,017       25,529,137
                                                               ----------       ----------     -----------      -----------
Liabilities
Amount due to MONY America .............................           11,627            3,197          15,405           75,138
Amount due to respective Funds .........................               --               --              --               --
                                                               ----------       ----------     -----------      -----------
  Total Liabilities ....................................           11,627            3,197          15,405           75,138
                                                               ----------       ----------     -----------      -----------
Net Assets .............................................       $9,215,636       $1,782,240     $10,698,612      $25,453,999
                                                               ==========       ==========     ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                             Dreyfus
                                                           Dreyfus IP        Socially         Dreyfus
                                                           Small Cap       Responsible      Stock Index
                                                          Stock Index   Growth Fund, Inc.    Fund, Inc.
                                                         ------------- ------------------- -------------
Assets
Shares held in respective Funds ........................     479,002           185,922        1,911,929
                                                             -------           -------        ---------
Investments at cost ....................................  $6,851,153        $5,854,130      $61,929,339
                                                          ----------        ----------      -----------
Investment in respective Funds, at net asset value .....  $7,984,956        $4,848,841      $60,837,590
Amount due from MONY America ...........................          --                --               --
Amount due from respective Funds .......................      11,879            26,924           86,319
                                                          ----------        ----------      -----------
  Total Assets .........................................   7,996,835         4,875,765       60,923,909
                                                          ----------        ----------      -----------
Liabilities
Amount due to MONY America .............................      11,879            26,924           86,319
Amount due to respective Funds .........................          --                --               --
                                                          ----------        ----------      -----------
  Total Liabilities ....................................      11,879            26,924           86,319
                                                          ----------        ----------      -----------
Net Assets .............................................  $7,984,956        $4,848,841      $60,837,590
                                                          ==========        ==========      ===========
 *Denotes multiple share classes held by the respective Fund
 Class A ...............................................
 Class B ...............................................


                                                          EQ/Bear Stearns                         EQ/Calvert   EQ/Capital
                                                           Small Company    EQ/Boston Advisors     Socially     Guardian
                                                               Growth         Equity Income*     Responsible    Research
                                                         ----------------- -------------------- ------------- -----------
Assets
Shares held in respective Funds ........................      6,934,348           9,180,848         141,340      49,983
                                                              ---------           ---------         -------      ------
Investments at cost ....................................    $54,505,196         $49,440,350      $1,082,157    $829,035
                                                            -----------         -----------      ----------    --------
Investment in respective Funds, at net asset value .....    $60,744,888         $58,389,285      $1,157,578    $625,285
Amount due from MONY America ...........................             --                  --              --          --
Amount due from respective Funds .......................        103,576             133,281           1,356         648
                                                            -----------         -----------      ----------    --------
  Total Assets .........................................     60,848,464          58,522,566       1,158,934     625,933
                                                            -----------         -----------      ----------    --------
Liabilities
Amount due to MONY America .............................        103,576             133,281           1,356         648
Amount due to respective Funds .........................             --                  --              --          --
                                                            -----------         -----------      ----------    --------
  Total Liabilities ....................................        103,576             133,281           1,356         648
                                                            -----------         -----------      ----------    --------
Net Assets .............................................    $60,744,888         $58,389,285      $1,157,578    $625,285
                                                            ===========         ===========      ==========    ========
 *Denotes multiple share classes held by the respective Fund
 Class A ...............................................                             91,030
 Class B ...............................................                          9,089,818

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                              EQ/Enterprise    EQ/GAMCO
                                                          EQ/Caywood-Scholl     Moderate      Mergers and
                                                           High Yield Bond     Allocation    Acquisitions
                                                         ------------------- -------------- --------------
Assets
Shares held in respective Funds ........................      11,561,369        20,365,107       680,498
                                                              ----------        ----------       -------
Investments at cost ....................................     $52,282,513      $498,586,820    $7,588,424
                                                             -----------      ------------    ----------
Investment in respective Funds, at net asset value .....     $52,719,845      $401,396,248    $7,900,576
Amount due from MONY America ...........................              --                --            --
Amount due from respective Funds .......................         107,751           491,066        10,518
                                                             -----------      ------------    ----------
  Total Assets .........................................      52,827,596       401,887,314     7,911,094
                                                             -----------      ------------    ----------
Liabilities
Amount due to MONY America .............................         107,751           491,066        10,518
Amount due to respective Funds .........................              --                --            --
                                                             -----------      ------------    ----------
  Total Liabilities ....................................         107,751           491,066        10,518
                                                             -----------      ------------    ----------
Net Assets .............................................     $52,719,845      $401,396,248    $7,900,576
                                                             ===========      ============    ==========


                                                             EQ/GAMCO
                                                          Small Company   EQ/Government   EQ/Intermediate   EQ/International
                                                              Value         Securities       Term Bond           Growth
                                                         --------------- --------------- ----------------- -----------------
Assets
Shares held in respective Funds ........................    10,368,715       7,259,363        3,242,938         5,860,251
                                                            ----------       ---------        ---------         ---------
Investments at cost ....................................  $239,940,578     $83,894,171      $36,136,888       $25,841,554
                                                          ------------     -----------      -----------       -----------
Investment in respective Funds, at net asset value .....  $279,022,115     $78,981,897      $32,786,106       $30,531,910
Amount due from MONY America ...........................            --              --               --                --
Amount due from respective Funds .......................       393,105         118,513           42,933            44,593
                                                          ------------     -----------      -----------       -----------
  Total Assets .........................................   279,415,220      79,100,410       32,829,039        30,576,503
                                                          ------------     -----------      -----------       -----------
Liabilities
Amount due to MONY America .............................       393,105         118,513           42,933            44,593
Amount due to respective Funds .........................            --              --               --                --
                                                          ------------     -----------      -----------       -----------
  Total Liabilities ....................................       393,105         118,513           42,933            44,593
                                                          ------------     -----------      -----------       -----------
Net Assets .............................................  $279,022,115     $78,981,897      $32,786,106       $30,531,910
                                                          ============     ===========      ===========       ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                         EQ/Mercury
                                                             EQ/Long      EQ/Marsico    Basic Value
                                                            Term Bond        Focus         Equity
                                                         -------------- -------------- -------------
Assets
Shares held in respective Funds ........................    4,400,935      2,274,221       226,446
                                                            ---------      ---------       -------
Investments at cost ....................................  $60,251,903    $33,710,940    $3,290,512
                                                          -----------    -----------    ----------
Investment in respective Funds, at net asset value .....  $59,588,708    $35,796,235    $3,417,065
Amount due from MONY America ...........................           --             --            --
Amount due from respective Funds .......................       88,652         52,982         4,805
                                                          -----------    -----------    ----------
  Total Assets .........................................   59,677,360     35,849,217     3,421,870
                                                          -----------    -----------    ----------
Liabilities
Amount due to MONY America .............................       88,652         52,982         4,805
Amount due to respective Funds .........................           --             --            --
                                                          -----------    -----------    ----------
  Total Liabilities ....................................       88,652         52,982         4,805
                                                          -----------    -----------    ----------
Net Assets .............................................  $59,588,708    $35,796,235    $3,417,065
                                                          ===========    ===========    ==========


                                                            EQ/Money    EQ/Montag & Caldwell     EQ/PIMCO      EQ/Short
                                                             Market            Growth          Real Return   Duration Bond
                                                         ------------- ---------------------- ------------- --------------
Assets
Shares held in respective Funds ........................   92,980,466         39,450,785         2,364,244       670,137
                                                           ----------         ----------         ---------       -------
Investments at cost ....................................  $92,980,468       $226,720,754       $24,614,143    $6,719,558
                                                          -----------       ------------       -----------    ----------
Investment in respective Funds, at net asset value .....  $92,980,468       $199,620,975       $23,973,573    $6,667,859
Amount due from MONY America ...........................      438,438                 --                --            --
Amount due from respective Funds .......................           --            273,072            27,360        13,260
                                                          -----------       ------------       -----------    ----------
  Total Assets .........................................   93,418,906        199,894,047        24,000,933     6,681,119
                                                          -----------       ------------       -----------    ----------
Liabilities
Amount due to MONY America .............................           --            273,072            27,360        13,260
Amount due to respective Funds .........................      438,438                 --                --            --
                                                          -----------       ------------       -----------    ----------
  Total Liabilities ....................................      438,438            273,072            27,360        13,260
                                                          -----------       ------------       -----------    ----------
Net Assets .............................................  $92,980,468       $199,620,975       $23,973,573    $6,667,859
                                                          ===========       ============       ===========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                             EQ/UBS
                                                              EQ/TCW       Growth and     Fidelity VIP
                                                              Equity         Income      Contrafund(R)
                                                         --------------- -------------- ---------------
Assets
Shares held in respective Funds ........................     6,648,727     14,794,874       2,002,091
                                                             ---------     ----------       ---------
Investments at cost ....................................  $162,754,270    $83,465,776     $46,875,945
                                                          ------------    -----------     -----------
Investment in respective Funds, at net asset value .....  $146,870,390    $89,065,140     $61,924,677
Amount due from MONY America ...........................            --             --              --
Amount due from respective Funds .......................       211,515        125,215          61,360
                                                          ------------    -----------     -----------
  Total Assets .........................................   147,081,905     89,190,355      61,986,037
                                                          ------------    -----------     -----------
Liabilities
Amount due to MONY America .............................       211,515        125,215          61,360
Amount due to respective Funds .........................            --             --              --
                                                          ------------    -----------     -----------
  Total Liabilities ....................................       211,515        125,215          61,360
                                                          ------------    -----------     -----------
Net Assets .............................................  $146,870,390    $89,065,140     $61,924,677
                                                          ============    ===========     ===========


                                                                          Fidelity VIP                           Franklin
                                                          Fidelity VIP       Growth           Franklin       Rising Dividends
                                                             Growth      Opportunities   Income Securities      Securities
                                                         -------------- --------------- ------------------- -----------------
Assets
Shares held in respective Funds ........................      768,302         415,696         1,551,848            610,338
                                                              -------         -------         ---------            -------
Investments at cost ....................................  $32,345,150      $7,232,120       $22,938,200        $10,120,123
                                                          -----------      ----------       -----------        -----------
Investment in respective Funds, at net asset value .....  $25,784,205      $7,204,008       $23,774,315        $10,888,425
Amount due from MONY America ...........................           --              --                --                 --
Amount due from respective Funds .......................       34,798           8,793            35,377             11,517
                                                          -----------      ----------       -----------        -----------
  Total Assets .........................................   25,819,003       7,212,801        23,809,692         10,899,942
                                                          -----------      ----------       -----------        -----------
Liabilities
Amount due to MONY America .............................       34,798           8,793            35,377             11,517
Amount due to respective Funds .........................           --              --                --                 --
                                                          -----------      ----------       -----------        -----------
  Total Liabilities ....................................       34,798           8,793            35,377             11,517
                                                          -----------      ----------       -----------        -----------
Net Assets .............................................  $25,784,205      $7,204,008       $23,774,315        $10,888,425
                                                          ===========      ==========       ===========        ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                            Franklin
                                                          Zero Coupon   Janus Aspen Series   Janus Aspen Series   Janus Aspen Series
                                                              2010           Balanced           Flexible Bond           Forty*
                                                         ------------- -------------------- -------------------- -------------------
Assets
Shares held in respective Funds ........................     136,155          2,009,377            1,271,678            1,476,735
                                                             -------          ---------            ---------            ---------
Investments at cost ....................................  $2,234,208        $48,229,067          $16,528,935          $40,851,427
                                                          ----------        -----------          -----------          -----------
Investment in respective Funds, at net asset value .....  $2,173,041        $51,721,359          $15,145,682          $40,809,805
Amount due from MONY America ...........................          --                 --                   --                   --
Amount due from respective Funds .......................       2,639             27,791               44,610               45,625
                                                          ----------        -----------          -----------          -----------
  Total Assets .........................................   2,175,680         51,749,150           15,190,292           40,855,430
                                                          ----------        -----------          -----------          -----------
Liabilities
Amount due to MONY America .............................       2,639             27,791               44,610               45,625
Amount due to respective Funds .........................          --                 --                   --                   --
                                                          ----------        -----------          -----------          -----------
  Total Liabilities ....................................       2,639             27,791               44,610               45,625
                                                          ----------        -----------          -----------          -----------
Net Assets .............................................  $2,173,041        $51,721,359          $15,145,682          $40,809,805
                                                          ==========        ===========          ===========          ===========


                                                           Janus Aspen Series
                                                              International     Janus Aspen Series    Janus Aspen Series
                                                                 Growth           Mid Cap Growth       Worldwide Growth
                                                          -------------------- --------------------  -------------------
Assets
Shares held in respective Funds ........................           860,215              981,015            1,194,105
                                                                   -------              -------            ---------
Investments at cost ....................................       $19,458,368          $41,880,916          $47,368,046
                                                               -----------          -----------          -----------
Investment in respective Funds, at net asset value .....       $30,253,759          $28,469,046          $33,387,173
Amount due from MONY America ...........................                --                   --                   --
Amount due from respective Funds .......................            42,781               22,674               79,262
                                                               -----------          -----------          -----------
  Total Assets .........................................        30,296,540           28,491,720           33,466,435
                                                               -----------          -----------          -----------
Liabilities
Amount due to MONY America .............................            42,781               22,674               79,262
Amount due to respective Funds .........................                --                   --                   --
                                                               -----------          -----------          -----------
  Total Liabilities ....................................            42,781               22,674               79,262
                                                               -----------          -----------          -----------
Net Assets .............................................       $30,253,759          $28,469,046          $33,387,173
                                                               ===========          ===========          ===========
-------
*  Denotes multiple share classes held by the respective Fund
   Institutional .......................................         1,183,862
   Service .............................................           287,873

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                            Lord Abbett       Lord Abbett       Lord Abbett
                                                          Bond-Debenture   Growth and Income   Mid-Cap Value
                                                         ---------------- ------------------- ---------------
Assets
Shares held in respective Funds ........................      1,419,113         2,130,534         2,777,372
                                                              ---------         ---------         ---------
Investments at cost ....................................    $16,999,556       $49,777,049       $47,810,559
                                                            -----------       -----------       -----------
Investment in respective Funds, at net asset value .....    $16,305,602       $55,734,778       $58,574,778
Amount due from MONY America ...........................             --                --                --
Amount due from respective Funds .......................         47,145           105,481           107,728
                                                            -----------       -----------       -----------
  Total Assets .........................................     16,352,747        55,840,259        58,682,506
                                                            -----------       -----------       -----------
Liabilities
Amount due to MONY America .............................         47,145           105,481           107,728
Amount due to respective Funds .........................             --                --                --
                                                            -----------       -----------       -----------
  Total Liabilities ....................................         47,145           105,481           107,728
                                                            -----------       -----------       -----------
Net Assets .............................................    $16,305,602       $55,734,778       $58,574,778
                                                            ===========       ===========       ===========


                                                              MFS(R)           MFS(R)         MFS(R)         MFS(R)
                                                          Mid Cap Growth   New Discovery   Total Return    Utilities
                                                         ---------------- --------------- -------------- -------------
Assets
Shares held in respective Funds ........................       715,245          312,640      1,086,583       344,449
                                                               -------          -------      ---------       -------
Investments at cost ....................................    $4,504,035       $3,907,979    $20,369,587    $6,402,286
                                                            ----------       ----------    -----------    ----------
Investment in respective Funds, at net asset value .....    $5,221,288       $4,892,812    $22,481,402    $8,177,219
Amount due from MONY America ...........................            --               --             --            --
Amount due from respective Funds .......................         1,840           15,791         23,169        10,745
                                                            ----------       ----------    -----------    ----------
  Total Assets .........................................     5,223,128        4,908,603     22,504,571     8,187,964
                                                            ----------       ----------    -----------    ----------
Liabilities
Amount due to MONY America .............................         1,840           15,791         23,169        10,745
Amount due to respective Funds .........................            --               --             --            --
                                                            ----------       ----------    -----------    ----------
  Total Liabilities ....................................         1,840           15,791         23,169        10,745
                                                            ----------       ----------    -----------    ----------
Net Assets .............................................    $5,221,288       $4,892,812    $22,481,402    $8,177,219
                                                            ==========       ==========    ===========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                           Old Mutual     Old Mutual       Oppenheimer
                                                             Mid-Cap     Select Value   Global Securities
                                                         -------------- -------------- -------------------
Assets
Shares held in respective Funds ........................    1,465,840        339,231         1,107,366
                                                            ---------        -------         ---------
Investments at cost ....................................  $19,920,410     $4,295,852       $29,420,135
                                                          -----------     ----------       -----------
Investment in respective Funds, at net asset value .....  $24,464,876     $4,834,047       $36,720,247
Amount due from MONY America ...........................           --             --                --
Amount due from respective Funds .......................       55,422          6,832            27,711
                                                          -----------     ----------       -----------
  Total Assets .........................................   24,520,298      4,840,879        36,747,958
                                                          -----------     ----------       -----------
Liabilities
Amount due to MONY America .............................       55,422          6,832            27,711
Amount due to respective Funds .........................           --             --                --
                                                          -----------     ----------       -----------
  Total Liabilities ....................................       55,422          6,832            27,711
                                                          -----------     ----------       -----------
Net Assets .............................................  $24,464,876     $4,834,047       $36,720,247
                                                          ===========     ==========       ===========


                                                            Oppenheimer     Premier VIT    Premier VIT      Premier VIT
                                                          Main Street(R)   OpCap Equity   OpCap Managed   OpCap Small Cap
                                                         ---------------- -------------- --------------- ----------------
Assets
Shares held in respective Funds ........................       364,281         25,638          204,536         23,047
                                                               -------         ------          -------         ------
Investments at cost ....................................    $7,064,832       $842,463       $8,229,382       $597,163
                                                            ----------       --------       ----------       --------
Investment in respective Funds, at net asset value .....    $7,879,395       $983,968       $8,811,399       $720,902
Amount due from MONY America ...........................            --             --               --             --
Amount due from respective Funds .......................         6,414          1,022           13,359            803
                                                            ----------       --------       ----------       --------
  Total Assets .........................................     7,885,809        984,990        8,824,758        721,705
                                                            ----------       --------       ----------       --------
Liabilities
Amount due to MONY America .............................         6,414          1,022           13,359            803
Amount due to respective Funds .........................            --             --               --             --
                                                            ----------       --------       ----------       --------
  Total Liabilities ....................................         6,414          1,022           13,359            803
                                                            ----------       --------       ----------       --------
Net Assets .............................................    $7,879,395       $983,968       $8,811,399       $720,902
                                                            ==========       ========       ==========       ========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                             PIMCO                          PIMCO
                                                          Global Bond      PIMCO          StocksPLUS
                                                           (Unhedged)   Real Return   Growth and Income
                                                         ------------- ------------- -------------------
Assets
Shares held in respective Funds ........................    1,919,552     6,230,961        3,705,537
                                                            ---------     ---------        ---------
Investments at cost ....................................  $24,403,878   $77,419,943      $32,330,103
                                                          -----------   -----------      -----------
Investment in respective Funds, at net asset value .....  $22,861,866   $79,070,900      $37,796,461
Amount due from MONY America ...........................           --            --               --
Amount due from respective Funds .......................       56,057       132,722           67,913
                                                          -----------   -----------      -----------
  Total Assets .........................................   22,917,923    79,203,622       37,864,374
                                                          -----------   -----------      -----------
Liabilities
Amount due to MONY America .............................       56,057       132,722           67,913
Amount due to respective Funds .........................           --            --               --
                                                          -----------   -----------      -----------
  Total Liabilities ....................................       56,057       132,722           67,913
                                                          -----------   -----------      -----------
Net Assets .............................................  $22,861,866   $79,070,900      $37,796,461
                                                          ===========   ===========      ===========


                                                                        ProFund VP                  Van Kampen UIF
                                                          ProFund VP   Rising Rates   ProFund VP   Emerging Markets
                                                             Bear       Opportunity    UltraBull        Equity
                                                         ------------ -------------- ------------ -----------------
Assets
Shares held in respective Funds ........................     14,396        497,702       382,424         708,795
                                                             ------        -------       -------         -------
Investments at cost ....................................   $413,432    $11,293,978    $8,292,150     $ 6,907,741
                                                           --------    -----------    ----------     -----------
Investment in respective Funds, at net asset value .....   $406,263    $ 9,526,024    $7,893,225     $10,440,545
Amount due from MONY America ...........................         --             --            --          12,035
Amount due from respective Funds .......................      1,019         11,266        11,584              --
                                                           --------    -----------    ----------     -----------
  Total Assets .........................................    407,282      9,537,290     7,904,809      10,452,580
                                                           --------    -----------    ----------     -----------
Liabilities
Amount due to MONY America .............................      1,019         11,266        11,584              --
Amount due to respective Funds .........................         --             --            --          12,035
                                                           --------    -----------    ----------     -----------
  Total Liabilities ....................................      1,019         11,266        11,584          12,035
                                                           --------    -----------    ----------     -----------
Net Assets .............................................   $406,263    $ 9,526,024    $7,893,225     $10,440,545
                                                           ========    ===========    ==========     ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                               Van Kampen UIF        Van Kampen UIF
                                                            Global Value Equity     U.S. Real Estate
                                                           ---------------------   -----------------
Assets
Shares held in respective Funds ........................            531,980             1,700,234
                                                                    -------             ---------
Investments at cost ....................................         $6,432,056           $28,346,337
                                                                 ----------           -----------
Investment in respective Funds, at net asset value .....         $7,910,541           $39,241,412
Amount due from MONY America ...........................                 --                    --
Amount due from respective Funds .......................             16,010                50,787
                                                                 ----------           -----------
  Total Assets .........................................          7,926,551            39,292,199
                                                                 ----------           -----------
Liabilities
Amount due to MONY America .............................             16,010                50,787
Amount due to respective Funds .........................                 --                    --
                                                                 ----------           -----------
  Total Liabilities ....................................             16,010                50,787
                                                                 ----------           -----------
Net Assets .............................................         $7,910,541           $39,241,412
                                                                 ==========           ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                          Mortality
                                                                                              &
                                                                                           Expense   Unit Fair      Units
             Fund Name                                Option                     Class      Ratio      Value     Outstanding
----------------------------------   ---------------------------------------- ---------- ---------- ----------- ------------
AIM V.I. Basic Value .............   MONY Custom Master                        Series I      1.35%   $  14.40      478,226
AIM V.I. Basic Value .............   MONY Variable Annuity Option 1            Series I      1.20%      14.40      197,896
AIM V.I. Basic Value .............   MONY Variable Annuity Option 2            Series I      1.70%      12.99      287,627
AIM V.I. Basic Value .............   MONY Variable Annuity Option 3            Series I      2.35%      13.97      133,420
AIM V.I. Basic Value .............   MONY Variable Annuity L Share Option 1    Series I      1.45%      14.76        2,821
AIM V.I. Basic Value .............   MONY Variable Annuity L Share Option 2    Series I      1.95%      13.91        1,084
AIM V.I. Basic Value .............   MONY Variable Annuity L Share Option 3    Series I      2.80%      13.60        3,504
AIM V.I. Basic Value .............   MONY Variable Annuity C Share Option 1    Series I      1.50%      14.75        6,041
AIM V.I. Basic Value .............   MONY Variable Annuity C Share Option 2    Series I      2.00%      13.89          715
AIM V.I. Basic Value .............   MONY Variable Annuity C Share Option 3    Series I      2.85%      13.59        1,221
AIM V.I. Financial Services ......   MONY Variable Annuity Option 1            Series I      1.20%   $  11.72       79,714
AIM V.I. Financial Services ......   MONY Variable Annuity Option 2            Series I      1.70%      12.05       85,675
AIM V.I. Financial Services ......   MONY Variable Annuity Option 3            Series I      2.35%      12.03       93,977
AIM V.I. Financial Services ......   MONY Variable Annuity L Share Option 1    Series I      1.45%      14.05          277
AIM V.I. Financial Services ......   MONY Variable Annuity L Share Option 2    Series I      1.95%      13.20           --
AIM V.I. Financial Services ......   MONY Variable Annuity L Share Option 3    Series I      2.80%      12.91          469
AIM V.I. Financial Services ......   MONY Variable Annuity C Share Option 1    Series I      1.50%      14.03           --
AIM V.I. Financial Services ......   MONY Variable Annuity C Share Option 2    Series I      2.00%      13.18          327
AIM V.I. Financial Services ......   MONY Variable Annuity C Share Option 3    Series I      2.85%      12.89           --
AIM V.I. Global Health Care ......   MONY Variable Annuity Option 1            Series I      1.20%   $  11.64      130,612
AIM V.I. Global Health Care ......   MONY Variable Annuity Option 2            Series I      1.70%      11.43      155,532
AIM V.I. Global Health Care ......   MONY Variable Annuity Option 3            Series I      2.35%      11.04      160,443
AIM V.I. Global Health Care ......   MONY Variable Annuity L Share Option 1    Series I      1.45%      12.75          877
AIM V.I. Global Health Care ......   MONY Variable Annuity L Share Option 2    Series I      1.95%      13.00          506
AIM V.I. Global Health Care ......   MONY Variable Annuity L Share Option 3    Series I      2.80%      12.71        5,390
AIM V.I. Global Health Care ......   MONY Variable Annuity C Share Option 1    Series I      1.50%      12.73        9,731
AIM V.I. Global Health Care ......   MONY Variable Annuity C Share Option 2    Series I      2.00%      12.98          468
AIM V.I. Global Health Care ......   MONY Variable Annuity C Share Option 3    Series I      2.85%      12.69        1,427
AIM V.I. Mid Cap Core Equity .....   MONY Custom Master                        Series I      1.35%   $  14.57      246,914
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity Option 1            Series I      1.20%      13.50      152,625
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity Option 2            Series I      1.70%      14.51      134,748
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity Option 3            Series I      2.35%      13.81      107,891
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity L Share Option 1    Series I      1.45%      14.83        2,213
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity L Share Option 2    Series I      1.95%      14.13          104
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity L Share Option 3    Series I      2.80%      13.82        2,837
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity C Share Option 1    Series I      1.50%      14.81        1,796
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity C Share Option 2    Series I      2.00%      14.11          721
AIM V.I. Mid Cap Core Equity .....   MONY Variable Annuity C Share Option 3    Series I      2.85%      13.80           --
AIM V.I. Technology ..............   MONY Variable Annuity Option 1            Series I      1.20%   $   8.45       80,630
AIM V.I. Technology ..............   MONY Variable Annuity Option 2            Series I      1.70%       8.35       46,447
AIM V.I. Technology ..............   MONY Variable Annuity Option 3            Series I      2.35%       9.03       61,622
AIM V.I. Technology ..............   MONY Variable Annuity L Share Option 1    Series I      1.45%      14.23        3,612
AIM V.I. Technology ..............   MONY Variable Annuity L Share Option 2    Series I      1.95%      12.83           --
AIM V.I. Technology ..............   MONY Variable Annuity L Share Option 3    Series I      2.80%      12.55        5,104
AIM V.I. Technology ..............   MONY Variable Annuity C Share Option 1    Series I      1.50%      14.21        2,500
AIM V.I. Technology ..............   MONY Variable Annuity C Share Option 2    Series I      2.00%      12.81          392
AIM V.I. Technology ..............   MONY Variable Annuity C Share Option 3    Series I      2.85%      12.53           --
Alger American Balanced ..........   MONY Variable Annuity Option 1                O         1.20%   $  11.46      312,484
Alger American Balanced ..........   MONY Variable Annuity Option 2                O         1.70%      11.38      311,838
Alger American Balanced ..........   MONY Variable Annuity Option 3                O         2.35%      11.09      301,092
Alger American Balanced ..........   MONY Variable Annuity L Share Option 1        O         1.45%      12.70        8,178
Alger American Balanced ..........   MONY Variable Annuity L Share Option 2        O         1.95%      11.87        1,268
Alger American Balanced ..........   MONY Variable Annuity L Share Option 3        O         2.80%      11.61          629
Alger American Balanced ..........   MONY Variable Annuity C Share Option 1        O         1.50%      12.68        6,368
Alger American Balanced ..........   MONY Variable Annuity C Share Option 2        O         2.00%      11.86          354
Alger American Balanced ..........   MONY Variable Annuity C Share Option 3        O         2.85%      11.59        1,432

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                                   Mortality
                                                                                                       &
                                                                                                    Expense   Unit Fair     Units
                      Fund Name                                    Option                   Class    Ratio      Value    Outstanding
------------------------------------------------- ---------------------------------------- ------- --------- ----------- -----------
Alger American MidCap Growth .................... MONY Custom Master                          O       1.35%   $  13.43     805,466
Alger American MidCap Growth .................... MONY Variable Annuity Option 1              O       1.20%      13.68     383,838
Alger American MidCap Growth .................... MONY Variable Annuity Option 2              O       1.70%      13.10     441,170
Alger American MidCap Growth .................... MONY Variable Annuity Option 3              O       2.35%      12.88     265,922
Alger American MidCap Growth .................... MONY Variable Annuity L Share Option 1      O       1.45%      17.05         821
Alger American MidCap Growth .................... MONY Variable Annuity L Share Option 2      O       1.95%      15.48       1,642
Alger American MidCap Growth .................... MONY Variable Annuity L Share Option 3      O       2.80%      15.13         793
Alger American MidCap Growth .................... MONY Variable Annuity C Share Option 1      O       1.50%      17.02       6,543
Alger American MidCap Growth .................... MONY Variable Annuity C Share Option 2      O       2.00%      15.46         616
Alger American MidCap Growth .................... MONY Variable Annuity C Share Option 3      O       2.85%      15.11          --
Dreyfus IP Small Cap Stock Index ................ MONY Variable Annuity Option 1           Service    1.20%   $  15.82     173,658
Dreyfus IP Small Cap Stock Index ................ MONY Variable Annuity Option 2           Service    1.70%      15.68     195,881
Dreyfus IP Small Cap Stock Index ................ MONY Variable Annuity Option 3           Service    2.35%      15.42     125,065
Dreyfus IP Small Cap Stock Index ................ MONY Variable Annuity L Share Option 1   Service    1.45%      17.01       1,475
Dreyfus IP Small Cap Stock Index ................ MONY Variable Annuity L Share Option 2   Service    1.95%      16.13         172
Dreyfus IP Small Cap Stock Index ................ MONY Variable Annuity L Share Option 3   Service    2.80%      15.77       1,106
Dreyfus IP Small Cap Stock Index ................ MONY Variable Annuity C Share Option 1   Service    1.50%      16.98      10,142
Dreyfus IP Small Cap Stock Index ................ MONY Variable Annuity C Share Option 2   Service    2.00%      16.11       1,019
Dreyfus IP Small Cap Stock Index ................ MONY Variable Annuity C Share Option 3   Service    2.85%      15.75         149
Dreyfus Socially Responsible Growth Fund, Inc. .. MONY Custom Master                       Initial    1.35%   $   7.25     669,430
Dreyfus Stock Index Fund, Inc. .................. MONY Custom Master                       Initial    1.35%   $   9.04   6,734,124
EQ/Bear Stearns Small Company Growth ............ MONY Custom Master                          B       1.35%   $  17.07   2,557,971
EQ/Bear Stearns Small Company Growth ............ MONY Variable Annuity Option 1              B       1.20%      11.57     503,409
EQ/Bear Stearns Small Company Growth ............ MONY Variable Annuity Option 2              B       1.70%      11.29     540,197
EQ/Bear Stearns Small Company Growth ............ MONY Variable Annuity Option 3              B       2.35%      10.88     462,017
EQ/Bear Stearns Small Company Growth ............ MONY Variable Annuity L Share Option 1      B       1.45%      15.40       2,237
EQ/Bear Stearns Small Company Growth ............ MONY Variable Annuity L Share Option 2      B       1.95%      14.03         355
EQ/Bear Stearns Small Company Growth ............ MONY Variable Annuity L Share Option 3      B       2.80%      13.72       1,972
EQ/Bear Stearns Small Company Growth ............ MONY Variable Annuity C Share Option 1      B       1.50%      15.37       4,599
EQ/Bear Stearns Small Company Growth ............ MONY Variable Annuity C Share Option 2      B       2.00%      14.01       3,567
EQ/Bear Stearns Small Company Growth ............ MONY Variable Annuity C Share Option 3      B       2.85%      13.70         513
EQ/Boston Advisors Equity Income ................ MONY Master                                 A       1.25%   $  10.09      57,287
EQ/Boston Advisors Equity Income ................ MONY Custom Master                          B       1.35%      12.68   3,121,754
EQ/Boston Advisors Equity Income ................ MONY Variable Annuity Option 1              B       1.20%      13.14     481,560
EQ/Boston Advisors Equity Income ................ MONY Variable Annuity Option 2              B       1.70%      12.03     530,146
EQ/Boston Advisors Equity Income ................ MONY Variable Annuity Option 3              B       2.35%      11.73     450,085
EQ/Boston Advisors Equity Income ................ MONY Variable Annuity L Share Option 1      B       1.45%      15.39       3,183
EQ/Boston Advisors Equity Income ................ MONY Variable Annuity L Share Option 2      B       1.95%      14.54          68
EQ/Boston Advisors Equity Income ................ MONY Variable Annuity L Share Option 3      B       2.80%      14.22       1,609
EQ/Boston Advisors Equity Income ................ MONY Variable Annuity C Share Option 1      B       1.50%      15.36       4,128
EQ/Boston Advisors Equity Income ................ MONY Variable Annuity C Share Option 2      B       2.00%      14.52       7,367
EQ/Boston Advisors Equity Income ................ MONY Variable Annuity C Share Option 3      B       2.85%      14.20         164
EQ/Calvert Socially Responsible ................. MONY Variable Annuity Option 1              B       1.20%   $  10.40      41,217
EQ/Calvert Socially Responsible ................. MONY Variable Annuity Option 2              B       1.70%      10.39      39,883
EQ/Calvert Socially Responsible ................. MONY Variable Annuity Option 3              B       2.35%      10.37      27,434
EQ/Calvert Socially Responsible ................. MONY Variable Annuity L Share Option 1      B       1.45%      10.55          --
EQ/Calvert Socially Responsible ................. MONY Variable Annuity L Share Option 2      B       1.95%      10.53          --
EQ/Calvert Socially Responsible ................. MONY Variable Annuity L Share Option 3      B       2.80%      10.50          --
EQ/Calvert Socially Responsible ................. MONY Variable Annuity C Share Option 1      B       1.50%      10.55          --
EQ/Calvert Socially Responsible ................. MONY Variable Annuity C Share Option 2      B       2.00%      10.53       2,846
EQ/Calvert Socially Responsible ................. MONY Variable Annuity C Share Option 3      B       2.85%      10.50          --
EQ/Capital Guardian Research .................... MONY Master                                 A       1.25%   $  10.36      60,337

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                            Mortality
                                                                                                &
                                                                                             Expense   Unit Fair      Units
               Fund Name                                   Option                   Class     Ratio      Value     Outstanding
---------------------------------------   ---------------------------------------- ------- ---------- ----------- ------------
EQ/Caywood-Scholl High Yield Bond .....   MONY Master                                 B        1.25%   $  20.33      700,937
EQ/Caywood-Scholl High Yield Bond .....   MONY Custom Master                          B        1.35%      13.69    2,807,118
EQ/Enterprise Moderate Allocation .....   MONY Master                                 B        1.25%   $  55.17    5,337,177
EQ/Enterprise Moderate Allocation .....   MONY Custom Master                          B        1.35%       9.73    9,232,209
EQ/Enterprise Moderate Allocation .....   MONY Variable Annuity Option 1              B        1.20%      10.38      684,468
EQ/Enterprise Moderate Allocation .....   MONY Variable Annuity Option 2              B        1.70%      10.63      639,152
EQ/Enterprise Moderate Allocation .....   MONY Variable Annuity Option 3              B        2.35%      10.46      304,351
EQ/Enterprise Moderate Allocation .....   MONY Variable Annuity L Share Option 1      B        1.45%      13.39        1,112
EQ/Enterprise Moderate Allocation .....   MONY Variable Annuity L Share Option 2      B        1.95%      12.40          245
EQ/Enterprise Moderate Allocation .....   MONY Variable Annuity L Share Option 3      B        2.80%      12.12           --
EQ/Enterprise Moderate Allocation .....   MONY Variable Annuity C Share Option 1      B        1.50%      13.37        5,558
EQ/Enterprise Moderate Allocation .....   MONY Variable Annuity C Share Option 2      B        2.00%      12.38       10,375
EQ/Enterprise Moderate Allocation .....   MONY Variable Annuity C Share Option 3      B        2.85%      12.11        2,710
EQ/GAMCO Mergers and Acquisitions .....   MONY Custom Master                          B        1.35%   $  11.69      281,983
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity Option 1              B        1.20%      11.35      118,242
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity Option 2              B        1.70%      11.57      132,522
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity Option 3              B        2.35%      10.93      152,240
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity L Share Option 1      B        1.45%      11.74        4,330
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity L Share Option 2      B        1.95%      11.43          139
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity L Share Option 3      B        2.80%      11.18          680
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity C Share Option 1      B        1.50%      11.72          165
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity C Share Option 2      B        2.00%      11.41          266
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity C Share Option 3      B        2.85%      11.16           --
EQ/GAMCO Small Company Value ..........   MONY Master                                 B        1.25%   $  78.86    1,395,431
EQ/GAMCO Small Company Value ..........   MONY Custom Master                          B        1.35%      20.26    6,024,921
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity Option 1              B        1.20%      15.43    1,143,854
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity Option 2              B        1.70%      15.03    1,167,441
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity Option 3              B        2.35%      14.83      745,939
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity L Share Option 1      B        1.45%      17.63       14,440
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity L Share Option 2      B        1.95%      15.30        2,119
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity L Share Option 3      B        2.80%      14.96        1,983
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity C Share Option 1      B        1.50%      17.60       10,728
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity C Share Option 2      B        2.00%      15.28       11,471
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity C Share Option 3      B        2.85%      14.94          153
EQ/Government Securities ..............   MONY Master                                 A        1.25%   $  15.10      605,935
EQ/Government Securities ..............   MONY Custom Master                          A        1.35%      11.92    3,064,357
EQ/Government Securities ..............   MONY Variable Annuity Option 1              A        1.20%      10.53    1,151,184
EQ/Government Securities ..............   MONY Variable Annuity Option 2              A        1.70%      10.35    1,203,877
EQ/Government Securities ..............   MONY Variable Annuity Option 3              A        2.35%      10.09      777,581
EQ/Government Securities ..............   MONY Variable Annuity L Share Option 1      A        1.45%      10.09       31,530
EQ/Government Securities ..............   MONY Variable Annuity L Share Option 2      A        1.95%       9.81        6,491
EQ/Government Securities ..............   MONY Variable Annuity L Share Option 3      A        2.80%       9.59        7,248
EQ/Government Securities ..............   MONY Variable Annuity C Share Option 1      A        1.50%      10.07       36,252
EQ/Government Securities ..............   MONY Variable Annuity C Share Option 2      A        2.00%       9.80        5,310
EQ/Government Securities ..............   MONY Variable Annuity C Share Option 3      A        2.85%       9.58           --
EQ/Intermediate Term Bond .............   MONY Master                                 A        1.25%   $  24.43      419,231
EQ/Intermediate Term Bond .............   MONY Custom Master                          A        1.35%      12.40    1,817,673
EQ/International Growth ...............   MONY Master                                 B        1.25%   $  14.35      932,154
EQ/International Growth ...............   MONY Custom Master                          B        1.35%      10.24    1,680,543
EQ/Long Term Bond .....................   MONY Master                                 A        1.25%   $  34.32      476,700
EQ/Long Term Bond .....................   MONY Custom Master                          A        1.35%      13.68    2,161,426
EQ/Long Term Bond .....................   MONY Variable Annuity Option 1              A        1.20%      12.42      376,420
EQ/Long Term Bond .....................   MONY Variable Annuity Option 2              A        1.70%      12.26      445,512
EQ/Long Term Bond .....................   MONY Variable Annuity Option 3              A        2.35%      12.20      260,871

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                        Mortality
                                                                                            &
                                                                                         Expense   Unit Fair      Units
             Fund Name                                 Option                   Class     Ratio      Value     Outstanding
-----------------------------------   ---------------------------------------- ------- ---------- ----------- ------------
EQ/Long Term Bond .................   MONY Variable Annuity L Share Option 1      A        1.45%      11.71         6,093
EQ/Long Term Bond .................   MONY Variable Annuity L Share Option 2      A        1.95%      10.49         1,543
EQ/Long Term Bond .................   MONY Variable Annuity L Share Option 3      A        2.80%      10.25         3,473
EQ/Long Term Bond .................   MONY Variable Annuity C Share Option 1      A        1.50%      11.69        13,285
EQ/Long Term Bond .................   MONY Variable Annuity C Share Option 2      A        2.00%      10.47         2,505
EQ/Long Term Bond .................   MONY Variable Annuity C Share Option 3      A        2.85%      10.24            --
EQ/Marsico Focus ..................   MONY Custom Master                          B        1.35%    $ 10.58     3,382,866
EQ/Mercury Basic Value Equity .....   MONY Custom Master                          B        1.35%    $ 10.24       138,603
EQ/Mercury Basic Value Equity .....   MONY Variable Annuity Option 1              B        1.20%      10.21        76,278
EQ/Mercury Basic Value Equity .....   MONY Variable Annuity Option 2              B        1.70%      10.20        62,761
EQ/Mercury Basic Value Equity .....   MONY Variable Annuity Option 3              B        2.35%      10.18        55,843
EQ/Mercury Basic Value Equity .....   MONY Variable Annuity L Share Option 1      B        1.45%      10.30            --
EQ/Mercury Basic Value Equity .....   MONY Variable Annuity L Share Option 2      B        1.95%      10.28
EQ/Mercury Basic Value Equity .....   MONY Variable Annuity L Share Option 3      B        2.80%      10.25           326
EQ/Mercury Basic Value Equity .....   MONY Variable Annuity C Share Option 1      B        1.50%      10.30            --
EQ/Mercury Basic Value Equity .....   MONY Variable Annuity C Share Option 2      B        2.00%      10.28           684
EQ/Mercury Basic Value Equity .....   MONY Variable Annuity C Share Option 3      B        2.85%      10.25            --
EQ/Money Market ...................   MONY Master                                 A        1.25%    $ 10.07     2,098,010
EQ/Money Market ...................   MONY Value Master                           A        1.25%      10.07        19,034
EQ/Money Market ...................   MONY Custom Master                          A        1.35%      10.07     4,407,396
EQ/Money Market ...................   MONY Variable Annuity Option 1              A        1.20%      10.07     1,052,098
EQ/Money Market ...................   MONY Variable Annuity Option 2              A        1.70%      10.06       792,861
EQ/Money Market ...................   MONY Variable Annuity Option 3              A        2.35%      10.04       525,734
EQ/Money Market ...................   MONY Variable Annuity L Share Option 1      A        1.45%      10.07        33,035
EQ/Money Market ...................   MONY Variable Annuity L Share Option 2      A        1.95%      10.05        15,480
EQ/Money Market ...................   MONY Variable Annuity L Share Option 3      A        2.80%      10.02           583
EQ/Money Market ...................   MONY Variable Annuity C Share Option 1      A        1.50%      10.07       138,744
EQ/Money Market ...................   MONY Variable Annuity C Share Option 2      A        2.00%      10.05         3,931
EQ/Money Market ...................   MONY Variable Annuity C Share Option 3      A        2.85%      10.02           126
EQ/Montag & Caldwell Growth .......   MONY Custom Master                          B        1.35%    $  9.49    16,339,010
EQ/Montag & Caldwell Growth .......   MONY Variable Annuity Option 1              B        1.20%       9.87     1,685,752
EQ/Montag & Caldwell Growth .......   MONY Variable Annuity Option 2              B        1.70%       9.46     1,660,838
EQ/Montag & Caldwell Growth .......   MONY Variable Annuity Option 3              B        2.35%       9.27     1,254,424
EQ/Montag & Caldwell Growth .......   MONY Variable Annuity L Share Option 1      B        1.45%      11.85        23,594
EQ/Montag & Caldwell Growth .......   MONY Variable Annuity L Share Option 2      B        1.95%      11.48           767
EQ/Montag & Caldwell Growth .......   MONY Variable Annuity L Share Option 3      B        2.80%      11.23         8,965
EQ/Montag & Caldwell Growth .......   MONY Variable Annuity C Share Option 1      B        1.50%      11.83        18,669
EQ/Montag & Caldwell Growth .......   MONY Variable Annuity C Share Option 2      B        2.00%      11.47        20,471
EQ/Montag & Caldwell Growth .......   MONY Variable Annuity C Share Option 3      B        2.85%      11.21           959
EQ/PIMCO Real Return ..............   MONY Custom Master                          B        1.35%    $ 11.25       800,622
EQ/PIMCO Real Return ..............   MONY Variable Annuity Option 1              B        1.20%      11.35       446,362
EQ/PIMCO Real Return ..............   MONY Variable Annuity Option 2              B        1.70%      11.18       703,323
EQ/PIMCO Real Return ..............   MONY Variable Annuity Option 3              B        2.35%      10.87       163,210
EQ/PIMCO Real Return ..............   MONY Variable Annuity L Share Option 1      B        1.45%      11.07         6,748
EQ/PIMCO Real Return ..............   MONY Variable Annuity L Share Option 2      B        1.95%      10.16           345
EQ/PIMCO Real Return ..............   MONY Variable Annuity L Share Option 3      B        2.80%       9.96         2,610
EQ/PIMCO Real Return ..............   MONY Variable Annuity C Share Option 1      B        1.50%      11.05        13,526
EQ/PIMCO Real Return ..............   MONY Variable Annuity C Share Option 2      B        2.00%      10.17         1,132
EQ/PIMCO Real Return ..............   MONY Variable Annuity C Share Option 3      B        2.85%       9.95            --
EQ/Short Duration Bond ............   MONY Custom Master                          B        1.35%    $ 10.05       262,948
EQ/Short Duration Bond ............   MONY Variable Annuity Option 1              B        1.20%      10.05       132,706
EQ/Short Duration Bond ............   MONY Variable Annuity Option 2              B        1.70%       9.96       183,543
EQ/Short Duration Bond ............   MONY Variable Annuity Option 3              B        2.35%       9.77        74,108
EQ/Short Duration Bond ............   MONY Variable Annuity L Share Option 1      B        1.45%      10.03        10,252

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                                 Mortality
                                                                                                     &
                                                                                                  Expense   Unit Fair      Units
                 Fund Name                               Option                        Class       Ratio      Value     Outstanding
--------------------------------------- ----------------------------------------  ------------- ---------- ----------- ------------
EQ/Short Duration Bond ................ MONY Variable Annuity L Share Option 2          B           1.95%       9.89           --
EQ/Short Duration Bond ................ MONY Variable Annuity L Share Option 3          B           2.80%       9.67        1,089
EQ/Short Duration Bond ................ MONY Variable Annuity C Share Option 1          B           1.50%      10.02        2,495
EQ/Short Duration Bond ................ MONY Variable Annuity C Share Option 2          B           2.00%       9.87          101
EQ/Short Duration Bond ................ MONY Variable Annuity C Share Option 3          B           2.85%       9.65           --
EQ/TCW Equity ......................... MONY Master                                     B           1.25%    $ 46.43    1,840,099
EQ/TCW Equity ......................... MONY Custom Master                              B           1.35%      10.30    5,964,804
EQ/UBS Growth and Income .............. MONY Custom Master                              B           1.35%    $ 11.60    6,768,008
EQ/UBS Growth and Income .............. MONY Variable Annuity Option 1                  B           1.20%      11.43      272,117
EQ/UBS Growth and Income .............. MONY Variable Annuity Option 2                  B           1.70%      11.57      355,846
EQ/UBS Growth and Income .............. MONY Variable Annuity Option 3                  B           2.35%      11.47      284,955
EQ/UBS Growth and Income .............. MONY Variable Annuity L Share Option 1          B           1.45%      15.03          558
EQ/UBS Growth and Income .............. MONY Variable Annuity L Share Option 2          B           1.95%      14.13          509
EQ/UBS Growth and Income .............. MONY Variable Annuity L Share Option 3          B           2.80%      13.82           --
EQ/UBS Growth and Income .............. MONY Variable Annuity C Share Option 1          B           1.50%      15.01        4,835
EQ/UBS Growth and Income .............. MONY Variable Annuity C Share Option 2          B           2.00%      14.12        1,280
EQ/UBS Growth and Income .............. MONY Variable Annuity C Share Option 3          B           2.85%      13.80           --
Fidelity VIP Contrafund(R) ............ MONY Custom Master                           Service        1.35%    $ 12.98    4,769,384
Fidelity VIP Growth ................... MONY Custom Master                           Service        1.35%    $  7.79    3,313,005
Fidelity VIP Growth Opportunities ..... MONY Custom Master                           Service        1.35%    $  7.57      952,026
Franklin Income Securities ............ MONY Custom Master                              2           1.35%    $ 13.53      924,609
Franklin Income Securities ............ MONY Variable Annuity Option 1                  2           1.20%      13.60      328,984
Franklin Income Securities ............ MONY Variable Annuity Option 2                  2           1.70%      13.20      372,282
Franklin Income Securities ............ MONY Variable Annuity Option 3                  2           2.35%      12.99      130,576
Franklin Income Securities ............ MONY Variable Annuity L Share Option 1          2           1.45%      13.60        6,361
Franklin Income Securities ............ MONY Variable Annuity L Share Option 2          2           1.95%      13.19          986
Franklin Income Securities ............ MONY Variable Annuity L Share Option 3          2           2.80%      12.90          837
Franklin Income Securities ............ MONY Variable Annuity C Share Option 1          2           1.50%      13.58        2,443
Franklin Income Securities ............ MONY Variable Annuity C Share Option 2          2           2.00%      13.17        2,465
Franklin Income Securities ............ MONY Variable Annuity C Share Option 3          2           2.85%      12.88          609
Franklin Rising Dividends Securities .. MONY Custom Master                              2           1.35%    $ 13.42      347,075
Franklin Rising Dividends Securities .. MONY Variable Annuity Option 1                  2           1.20%      13.45      146,067
Franklin Rising Dividends Securities .. MONY Variable Annuity Option 2                  2           1.70%      13.18      182,562
Franklin Rising Dividends Securities .. MONY Variable Annuity Option 3                  2           2.35%      12.58      129,608
Franklin Rising Dividends Securities .. MONY Variable Annuity L Share Option 1          2           1.45%      13.57        9,402
Franklin Rising Dividends Securities .. MONY Variable Annuity L Share Option 2          2           1.95%      13.01        2,084
Franklin Rising Dividends Securities .. MONY Variable Annuity L Share Option 3          2           2.80%      12.73          385
Franklin Rising Dividends Securities .. MONY Variable Annuity C Share Option 1          2           1.50%      13.55        3,530
Franklin Rising Dividends Securities .. MONY Variable Annuity C Share Option 2          2           2.00%      13.00        1,690
Franklin Rising Dividends Securities .. MONY Variable Annuity C Share Option 3          2           2.85%      12.70           --
Franklin Zero Coupon 2010 ............. MONY Custom Master                              2           1.35%    $  9.96       89,888
Franklin Zero Coupon 2010 ............. MONY Variable Annuity Option 1                  2           1.20%       9.74       38,190
Franklin Zero Coupon 2010 ............. MONY Variable Annuity Option 2                  2           1.70%       9.72       77,346
Franklin Zero Coupon 2010 ............. MONY Variable Annuity Option 3                  2           2.35%       9.76        6,858
Franklin Zero Coupon 2010 ............. MONY Variable Annuity L Share Option 1          2           1.45%      10.25        5,993
Franklin Zero Coupon 2010 ............. MONY Variable Annuity L Share Option 2          2           1.95%       9.93           --
Franklin Zero Coupon 2010 ............. MONY Variable Annuity L Share Option 3          2           2.80%       9.71          525
Franklin Zero Coupon 2010 ............. MONY Variable Annuity C Share Option 1          2           1.50%      10.24        1,395
Franklin Zero Coupon 2010 ............. MONY Variable Annuity C Share Option 2          2           2.00%       9.92          614
Franklin Zero Coupon 2010 ............. MONY Variable Annuity C Share Option 3          2           2.85%       9.70           --
Janus Aspen Series Balanced ........... MONY Custom Master                        Institutional     1.35%    $ 11.82    4,375,862
Janus Aspen Series Flexible Bond ...... MONY Variable Annuity Option 1               Service        1.20%    $ 11.77      478,990
Janus Aspen Series Flexible Bond ...... MONY Variable Annuity Option 2               Service        1.70%      11.45      536,868

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                                  Mortality
                                                                                                      &
                                                                                                   Expense   Unit Fair      Units
                  Fund Name                                 Option                     Class        Ratio      Value     Outstanding
------------------------------------------ --------------------------------------- -------------- --------- ----------- ------------
Janus Aspen Series Flexible Bond ......... MONY Variable Annuity Option 3             Service        2.35%      11.33      275,856
Janus Aspen Series Flexible Bond ......... MONY Variable Annuity L Share Option 1     Service        1.45%      11.03        6,932
Janus Aspen Series Flexible Bond ......... MONY Variable Annuity L Share Option 2     Service        1.95%      10.19        1,386
Janus Aspen Series Flexible Bond ......... MONY Variable Annuity L Share Option 3     Service        2.80%       9.96        2,284
Janus Aspen Series Flexible Bond ......... MONY Variable Annuity C Share Option 1     Service        1.50%      11.01        9,670
Janus Aspen Series Flexible Bond ......... MONY Variable Annuity C Share Option 2     Service        2.00%      10.17        1,684
Janus Aspen Series Flexible Bond ......... MONY Variable Annuity C Share Option 3     Service        2.85%       9.95           --
Janus Aspen Series Forty ................. MONY Custom Master                      Institutional     1.35%    $ 10.32    3,187,808
Janus Aspen Series Forty ................. MONY Variable Annuity Option 1             Service        1.20%      13.04      220,717
Janus Aspen Series Forty ................. MONY Variable Annuity Option 2             Service        1.70%      13.45      229,728
Janus Aspen Series Forty ................. MONY Variable Annuity Option 3             Service        2.35%      13.14      137,929
Janus Aspen Series Forty ................. MONY Variable Annuity L Share Option 1     Service        1.45%      14.66        2,077
Janus Aspen Series Forty ................. MONY Variable Annuity L Share Option 2     Service        1.95%      14.63          883
Janus Aspen Series Forty ................. MONY Variable Annuity L Share Option 3     Service        2.80%      14.31        1,438
Janus Aspen Series Forty ................. MONY Variable Annuity C Share Option 1     Service        1.50%      14.64        2,754
Janus Aspen Series Forty ................. MONY Variable Annuity C Share Option 2     Service        2.00%      14.61          367
Janus Aspen Series Forty ................. MONY Variable Annuity C Share Option 3     Service        2.85%      14.29          623
Janus Aspen Series International Growth .. MONY Variable Annuity Option 1             Service        1.20%    $ 15.03      698,879
Janus Aspen Series International Growth .. MONY Variable Annuity Option 2             Service        1.70%      15.87      639,223
Janus Aspen Series International Growth .. MONY Variable Annuity Option 3             Service        2.35%      15.44      582,650
Janus Aspen Series International Growth .. MONY Variable Annuity L Share Option 1     Service        1.45%      20.48        7,935
Janus Aspen Series International Growth .. MONY Variable Annuity L Share Option 2     Service        1.95%      19.86          678
Janus Aspen Series International Growth .. MONY Variable Annuity L Share Option 3     Service        2.80%      19.42        2,218
Janus Aspen Series International Growth .. MONY Variable Annuity C Share Option 1     Service        1.50%      20.45       10,100
Janus Aspen Series International Growth .. MONY Variable Annuity C Share Option 2     Service        2.00%      19.84        8,616
Janus Aspen Series International Growth .. MONY Variable Annuity C Share Option 3     Service        2.85%      19.40           --
Janus Aspen Series Mid Cap Growth ........ MONY Custom Master                      Institutional     1.35%    $  8.13    3,502,925
Janus Aspen Series Worldwide Growth ...... MONY Custom Master                      Institutional     1.35%    $  8.59    3,890,587
Lord Abbett Bond-Debenture ............... MONY Variable Annuity Option 1                VC          1.20%    $ 13.26      484,114
Lord Abbett Bond-Debenture ............... MONY Variable Annuity Option 2                VC          1.70%      12.99      451,449
Lord Abbett Bond-Debenture ............... MONY Variable Annuity Option 3                VC          2.35%      12.75      278,814
Lord Abbett Bond-Debenture ............... MONY Variable Annuity L Share Option 1        VC          1.45%      12.98       10,888
Lord Abbett Bond-Debenture ............... MONY Variable Annuity L Share Option 2        VC          1.95%      11.32        1,541
Lord Abbett Bond-Debenture ............... MONY Variable Annuity L Share Option 3        VC          2.80%      11.07        1,523
Lord Abbett Bond-Debenture ............... MONY Variable Annuity C Share Option 1        VC          1.50%      12.96       15,954
Lord Abbett Bond-Debenture ............... MONY Variable Annuity C Share Option 2        VC          2.00%      11.31        5,428
Lord Abbett Bond-Debenture ............... MONY Variable Annuity C Share Option 3        VC          2.85%      11.05        1,872
Lord Abbett Growth and Income ............ MONY Custom Master                            VC          1.35%    $ 11.98    1,880,392
Lord Abbett Growth and Income ............ MONY Variable Annuity Option 1                VC          1.20%      12.21    1,134,675
Lord Abbett Growth and Income ............ MONY Variable Annuity Option 2                VC          1.70%      12.01    1,032,242
Lord Abbett Growth and Income ............ MONY Variable Annuity Option 3                VC          2.35%      11.41      542,477
Lord Abbett Growth and Income ............ MONY Variable Annuity L Share Option 1        VC          1.45%      14.99       19,302
Lord Abbett Growth and Income ............ MONY Variable Annuity L Share Option 2        VC          1.95%      13.38        4,263
Lord Abbett Growth and Income ............ MONY Variable Annuity L Share Option 3        VC          2.80%      13.08          686
Lord Abbett Growth and Income ............ MONY Variable Annuity C Share Option 1        VC          1.50%      14.97       11,347
Lord Abbett Growth and Income ............ MONY Variable Annuity C Share Option 2        VC          2.00%      13.36       18,201
Lord Abbett Growth and Income ............ MONY Variable Annuity C Share Option 3        VC          2.85%      13.07           --
Lord Abbett Mid-Cap Value ................ MONY Custom Master                            VC          1.35%    $ 13.72    2,117,554
Lord Abbett Mid-Cap Value ................ MONY Variable Annuity Option 1                VC          1.20%      13.94      768,540
Lord Abbett Mid-Cap Value ................ MONY Variable Annuity Option 2                VC          1.70%      14.06      932,321
Lord Abbett Mid-Cap Value ................ MONY Variable Annuity Option 3                VC          2.35%      13.17      404,888
Lord Abbett Mid-Cap Value ................ MONY Variable Annuity L Share Option 1        VC          1.45%      16.78        6,728
Lord Abbett Mid-Cap Value ................ MONY Variable Annuity L Share Option 2        VC          1.95%      15.66          258
Lord Abbett Mid-Cap Value ................ MONY Variable Annuity L Share Option 3        VC          2.80%      15.31        2,108

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                           Mortality
                                                                                               &
                                                                                            Expense   Unit Fair      Units
             Fund Name                                Option                     Class       Ratio      Value     Outstanding
----------------------------------   ---------------------------------------- ----------- ---------- ----------- ------------
Lord Abbett Mid-Cap Value ........   MONY Variable Annuity C Share Option 1        VC         1.50%      16.75        8,193
Lord Abbett Mid-Cap Value ........   MONY Variable Annuity C Share Option 2        VC         2.00%      15.64        3,715
Lord Abbett Mid-Cap Value ........   MONY Variable Annuity C Share Option 3        VC         2.85%      15.29          155
MFS(R) Mid Cap Growth ............   MONY Variable Annuity Option 1             Initial       1.20%    $  9.35      195,437
MFS(R) Mid Cap Growth ............   MONY Variable Annuity Option 2             Initial       1.70%      10.18      154,377
MFS(R) Mid Cap Growth ............   MONY Variable Annuity Option 3             Initial       2.35%       9.20      186,154
MFS(R) Mid Cap Growth ............   MONY Variable Annuity L Share Option 1     Initial       1.45%      15.77          634
MFS(R) Mid Cap Growth ............   MONY Variable Annuity L Share Option 2     Initial       1.95%      13.90          293
MFS(R) Mid Cap Growth ............   MONY Variable Annuity L Share Option 3     Initial       2.80%      13.59           65
MFS(R) Mid Cap Growth ............   MONY Variable Annuity C Share Option 1     Initial       1.50%      15.74        3,046
MFS(R) Mid Cap Growth ............   MONY Variable Annuity C Share Option 2     Initial       2.00%      13.88        3,199
MFS(R) Mid Cap Growth ............   MONY Variable Annuity C Share Option 3     Initial       2.85%      13.57           --
MFS(R) New Discovery .............   MONY Variable Annuity Option 1             Initial       1.20%    $ 10.15      144,837
MFS(R) New Discovery .............   MONY Variable Annuity Option 2             Initial       1.70%      10.39      169,246
MFS(R) New Discovery .............   MONY Variable Annuity Option 3             Initial       2.35%      10.32      150,721
MFS(R) New Discovery .............   MONY Variable Annuity L Share Option 1     Initial       1.45%      14.16        2,673
MFS(R) New Discovery .............   MONY Variable Annuity L Share Option 2     Initial       1.95%      13.24          320
MFS(R) New Discovery .............   MONY Variable Annuity L Share Option 3     Initial       2.80%      12.94        4,992
MFS(R) New Discovery .............   MONY Variable Annuity C Share Option 1     Initial       1.50%      14.14           --
MFS(R) New Discovery .............   MONY Variable Annuity C Share Option 2     Initial       2.00%      13.22           81
MFS(R) New Discovery .............   MONY Variable Annuity C Share Option 3     Initial       2.85%      12.93           --
MFS(R) Total Return ..............   MONY Variable Annuity Option 1             Initial       1.20%    $ 11.70      673,212
MFS(R) Total Return ..............   MONY Variable Annuity Option 2             Initial       1.70%      12.03      798,311
MFS(R) Total Return ..............   MONY Variable Annuity Option 3             Initial       2.35%      11.31      415,940
MFS(R) Total Return ..............   MONY Variable Annuity L Share Option 1     Initial       1.45%      12.97        1,871
MFS(R) Total Return ..............   MONY Variable Annuity L Share Option 2     Initial       1.95%      12.12          756
MFS(R) Total Return ..............   MONY Variable Annuity L Share Option 3     Initial       2.80%      11.85          267
MFS(R) Total Return ..............   MONY Variable Annuity C Share Option 1     Initial       1.50%      12.95       13,108
MFS(R) Total Return ..............   MONY Variable Annuity C Share Option 2     Initial       2.00%      12.11        5,266
MFS(R) Total Return ..............   MONY Variable Annuity C Share Option 3     Initial       2.85%      11.84        2,107
MFS(R) Utilities .................   MONY Variable Annuity Option 1             Initial       1.20%    $ 17.46      171,034
MFS(R) Utilities .................   MONY Variable Annuity Option 2             Initial       1.70%      16.75      176,163
MFS(R) Utilities .................   MONY Variable Annuity Option 3             Initial       2.35%      15.31      123,861
MFS(R) Utilities .................   MONY Variable Annuity L Share Option 1     Initial       1.45%      22.10        3,080
MFS(R) Utilities .................   MONY Variable Annuity L Share Option 2     Initial       1.95%      17.57           --
MFS(R) Utilities .................   MONY Variable Annuity L Share Option 3     Initial       2.80%      17.18        1,774
MFS(R) Utilities .................   MONY Variable Annuity C Share Option 1     Initial       1.50%      22.07       10,363
MFS(R) Utilities .................   MONY Variable Annuity C Share Option 2     Initial       2.00%      17.54          741
MFS(R) Utilities .................   MONY Variable Annuity C Share Option 3     Initial       2.85%      17.16          299
Old Mutual Mid-Cap ...............   MONY Variable Annuity Option 1            Insurance      1.20%    $ 14.17      580,757
Old Mutual Mid-Cap ...............   MONY Variable Annuity Option 2            Insurance      1.70%      13.75      641,770
Old Mutual Mid-Cap ...............   MONY Variable Annuity Option 3            Insurance      2.35%      13.57      507,552
Old Mutual Mid-Cap ...............   MONY Variable Annuity L Share Option 1    Insurance      1.45%      16.72        4,940
Old Mutual Mid-Cap ...............   MONY Variable Annuity L Share Option 2    Insurance      1.95%      14.95        2,653
Old Mutual Mid-Cap ...............   MONY Variable Annuity L Share Option 3    Insurance      2.80%      14.62        2,092
Old Mutual Mid-Cap ...............   MONY Variable Annuity C Share Option 1    Insurance      1.50%      16.70        9,185
Old Mutual Mid-Cap ...............   MONY Variable Annuity C Share Option 2    Insurance      2.00%      14.93       12,952
Old Mutual Mid-Cap ...............   MONY Variable Annuity C Share Option 3    Insurance      2.85%      14.60          824
Old Mutual Select Value ..........   MONY Variable Annuity Option 1            Insurance      1.20%    $  9.22      182,095
Old Mutual Select Value ..........   MONY Variable Annuity Option 2            Insurance      1.70%       9.08      222,032
Old Mutual Select Value ..........   MONY Variable Annuity Option 3            Insurance      2.35%       9.24      119,155
Old Mutual Select Value ..........   MONY Variable Annuity L Share Option 1    Insurance      1.45%      12.61          220
Old Mutual Select Value ..........   MONY Variable Annuity L Share Option 2    Insurance      1.95%      11.97          321
Old Mutual Select Value ..........   MONY Variable Annuity L Share Option 3    Insurance      2.80%      11.70          650

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                                    ortality
                                                                                                       &
                                                                                                    Expense   Unit Fair     Units
                Fund Name                                 Option                        Class        Ratio      Value    Outstanding
---------------------------------------- ---------------------------------------  ---------------- --------- ----------- -----------
Old Mutual Select Value ................ MONY Variable Annuity C Share Option 1   Insurance           1.50%      12.59        1,888
Old Mutual Select Value ................ MONY Variable Annuity C Share Option 2   Insurance           2.00%      11.95           --
Old Mutual Select Value ................ MONY Variable Annuity C Share Option 3   Insurance           2.85%      11.69           --
Oppenheimer Global Securities .......... MONY Custom Master                        Service            1.35%    $ 18.12      995,554
Oppenheimer Global Securities .......... MONY Variable Annuity Option 1            Service            1.20%      18.28      419,429
Oppenheimer Global Securities .......... MONY Variable Annuity Option 2            Service            1.70%      18.23      377,484
Oppenheimer Global Securities .......... MONY Variable Annuity Option 3            Service            2.35%      15.97      212,652
Oppenheimer Global Securities .......... MONY Variable Annuity L Share Option 1    Service            1.45%      18.63        6,028
Oppenheimer Global Securities .......... MONY Variable Annuity L Share Option 2    Service            1.95%      17.66        1,208
Oppenheimer Global Securities .......... MONY Variable Annuity L Share Option 3    Service            2.80%      17.27        4,173
Oppenheimer Global Securities .......... MONY Variable Annuity C Share Option 1    Service            1.50%      18.60       16,202
Oppenheimer Global Securities .......... MONY Variable Annuity C Share Option 2    Service            2.00%      17.64       11,482
Oppenheimer Global Securities .......... MONY Variable Annuity C Share Option 3    Service            2.85%      17.25        1,187
Oppenheimer Main Street(R) ............. MONY Custom Master                        Service            1.35%    $ 13.40      182,645
Oppenheimer Main Street(R) ............. MONY Variable Annuity Option 1            Service            1.20%      13.28      167,150
Oppenheimer Main Street(R) ............. MONY Variable Annuity Option 2            Service            1.70%      12.53      129,284
Oppenheimer Main Street(R) ............. MONY Variable Annuity Option 3            Service            2.35%      12.19      123,076
Oppenheimer Main Street(R) ............. MONY Variable Annuity L Share Option 1    Service            1.45%      13.56        1,699
Oppenheimer Main Street(R) ............. MONY Variable Annuity L Share Option 2    Service            1.95%      12.99          194
Oppenheimer Main Street(R) ............. MONY Variable Annuity L Share Option 3    Service            2.80%      12.70          323
Oppenheimer Main Street(R) ............. MONY Variable Annuity C Share Option 1    Service            1.50%      13.54        3,721
Oppenheimer Main Street(R) ............. MONY Variable Annuity C Share Option 2    Service            2.00%      12.97        1,033
Oppenheimer Main Street(R) ............. MONY Variable Annuity C Share Option 3    Service            2.85%      12.68           --
PIMCO Global Bond (Unhedged) ........... MONY Custom Master                       Administrative      1.35%    $ 13.04      672,896
PIMCO Global Bond (Unhedged) ........... MONY Variable Annuity Option 1           Administrative      1.20%      13.55      391,686
PIMCO Global Bond (Unhedged) ........... MONY Variable Annuity Option 2           Administrative      1.70%      13.30      409,365
PIMCO Global Bond (Unhedged) ........... MONY Variable Annuity Option 3           Administrative      2.35%      13.10      229,087
PIMCO Global Bond (Unhedged) ........... MONY Variable Annuity L Share Option 1   Administrative      1.45%      12.06        4,980
PIMCO Global Bond (Unhedged) ........... MONY Variable Annuity L Share Option 2   Administrative      1.95%      10.44        1,142
PIMCO Global Bond (Unhedged) ........... MONY Variable Annuity L Share Option 3   Administrative      2.80%      10.21        2,277
PIMCO Global Bond (Unhedged) ........... MONY Variable Annuity C Share Option 1   Administrative      1.50%      12.05        9,881
PIMCO Global Bond (Unhedged) ........... MONY Variable Annuity C Share Option 2   Administrative      2.00%      10.43       10,340
PIMCO Global Bond (Unhedged) ........... MONY Variable Annuity C Share Option 3   Administrative      2.85%      10.20          952
PIMCO Real Return ...................... MONY Custom Master                       Administrative      1.35%      12.96    2,630,528
PIMCO Real Return ...................... MONY Variable Annuity Option 1           Administrative      1.20%      13.41    1,207,363
PIMCO Real Return ...................... MONY Variable Annuity Option 2           Administrative      1.70%      13.17    1,474,722
PIMCO Real Return ...................... MONY Variable Annuity Option 3           Administrative      2.35%      12.79      635,773
PIMCO Real Return ...................... MONY Variable Annuity L Share Option 1   Administrative      1.45%      11.94       24,215
PIMCO Real Return ...................... MONY Variable Annuity L Share Option 2   Administrative      1.95%      10.90        1,822
PIMCO Real Return ...................... MONY Variable Annuity L Share Option 3   Administrative      2.80%      10.66        3,109
PIMCO Real Return ...................... MONY Variable Annuity C Share Option 1   Administrative      1.50%      11.92       42,476
PIMCO Real Return ...................... MONY Variable Annuity C Share Option 2   Administrative      2.00%      10.88       29,864
PIMCO Real Return ...................... MONY Variable Annuity C Share Option 3   Administrative      2.85%      10.64        2,454
PIMCO StocksPLUS Growth and Income ..... MONY Variable Annuity Option 1           Administrative      1.20%    $ 11.95    1,045,318
PIMCO StocksPLUS Growth and Income ..... MONY Variable Annuity Option 2           Administrative      1.70%      11.60    1,141,027
PIMCO StocksPLUS Growth and Income ..... MONY Variable Annuity Option 3           Administrative      2.35%      11.45    1,006,494
PIMCO StocksPLUS Growth and Income ..... MONY Variable Annuity L Share Option 1   Administrative      1.45%      14.50        8,704
PIMCO StocksPLUS Growth and Income ..... MONY Variable Annuity L Share Option 2   Administrative      1.95%      12.96        2,087
PIMCO StocksPLUS Growth and Income ..... MONY Variable Annuity L Share Option 3   Administrative      2.80%      12.68        3,013
PIMCO StocksPLUS Growth and Income ..... MONY Variable Annuity C Share Option 1   Administrative      1.50%      14.48       16,602
PIMCO StocksPLUS Growth and Income ..... MONY Variable Annuity C Share Option 2   Administrative      2.00%      12.95        7,513
PIMCO StocksPLUS Growth and Income ..... MONY Variable Annuity C Share Option 3   Administrative      2.85%      12.66        1,218
Premier VIT OpCap Equity ............... MONY ValueMaster                                *            1.25%    $ 52.63       18,699
Premier VIT OpCap Managed .............. MONY ValueMaster                                *            1.25%    $ 64.03      137,643

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                                   Mortality
                                                                                                       &
                                                                                                    Expense   Unit Fair     Units
                  Fund Name                                   Option                     Class       Ratio      Value    Outstanding
-------------------------------------------- ---------------------------------------  ----------- ---------- ----------- -----------
Premier VIT OpCap Small Cap ................ MONY ValueMaster                             *           1.25%   $  57.74       12,486
ProFund VP Bear ............................ MONY Custom Master                       Insurance       1.35%   $   6.97       32,469
ProFund VP Bear ............................ MONY Variable Annuity Option 1           Insurance       1.20%       6.96        7,569
ProFund VP Bear ............................ MONY Variable Annuity Option 2           Insurance       1.70%       7.56        4,227
ProFund VP Bear ............................ MONY Variable Annuity Option 3           Insurance       2.35%       6.78       12,635
ProFund VP Bear ............................ MONY Variable Annuity L Share Option 1   Insurance       1.45%       6.84           --
ProFund VP Bear ............................ MONY Variable Annuity L Share Option 2   Insurance       1.95%       6.98           --
ProFund VP Bear ............................ MONY Variable Annuity L Share Option 3   Insurance       2.80%       6.82           --
ProFund VP Bear ............................ MONY Variable Annuity C Share Option 1   Insurance       1.50%       6.83           --
ProFund VP Bear ............................ MONY Variable Annuity C Share Option 2   Insurance       2.00%       6.97          216
ProFund VP Bear ............................ MONY Variable Annuity C Share Option 3   Insurance       2.85%       6.81        1,226
ProFund VP Rising Rates Opportunity ........ MONY Custom Master                       Insurance       1.35%   $   7.79      263,771
ProFund VP Rising Rates Opportunity ........ MONY Variable Annuity Option 1           Insurance       1.20%       8.55      613,062
ProFund VP Rising Rates Opportunity ........ MONY Variable Annuity Option 2           Insurance       1.70%       8.44      116,343
ProFund VP Rising Rates Opportunity ........ MONY Variable Annuity Option 3           Insurance       2.35%       8.28      120,988
ProFund VP Rising Rates Opportunity ........ MONY Variable Annuity L Share Option 1   Insurance       1.45%       7.80        9,910
ProFund VP Rising Rates Opportunity ........ MONY Variable Annuity L Share Option 2   Insurance       1.95%       7.92          170
ProFund VP Rising Rates Opportunity ........ MONY Variable Annuity L Share Option 3   Insurance       2.80%       7.75        5,358
ProFund VP Rising Rates Opportunity ........ MONY Variable Annuity C Share Option 1   Insurance       1.50%       7.79       13,916
ProFund VP Rising Rates Opportunity ........ MONY Variable Annuity C Share Option 2   Insurance       2.00%       7.91        1,024
ProFund VP Rising Rates Opportunity ........ MONY Variable Annuity C Share Option 3   Insurance       2.85%       7.74        1,812
ProFund VP UltraBull ....................... MONY Custom Master                       Insurance       1.35%   $  16.34      123,690
ProFund VP UltraBull ....................... MONY Variable Annuity Option 1           Insurance       1.20%      14.62       82,491
ProFund VP UltraBull ....................... MONY Variable Annuity Option 2           Insurance       1.70%      14.12      116,832
ProFund VP UltraBull ....................... MONY Variable Annuity Option 3           Insurance       2.35%      15.77      178,819
ProFund VP UltraBull ....................... MONY Variable Annuity L Share Option 1   Insurance       1.45%      16.79        4,403
ProFund VP UltraBull ....................... MONY Variable Annuity L Share Option 2   Insurance       1.95%      15.58          256
ProFund VP UltraBull ....................... MONY Variable Annuity L Share Option 3   Insurance       2.80%      15.23        5,404
ProFund VP UltraBull ....................... MONY Variable Annuity C Share Option 1   Insurance       1.50%      16.77          797
ProFund VP UltraBull ....................... MONY Variable Annuity C Share Option 2   Insurance       2.00%      15.56          328
ProFund VP UltraBull ....................... MONY Variable Annuity C Share Option 3   Insurance       2.85%      15.21        1,572
Van Kampen UIF Emerging Markets Equity ..... MONY Variable Annuity Option 1               I           1.20%   $  19.47      194,564
Van Kampen UIF Emerging Markets Equity ..... MONY Variable Annuity Option 2               I           1.70%      19.86      173,273
Van Kampen UIF Emerging Markets Equity ..... MONY Variable Annuity Option 3               I           2.35%      19.73      140,321
Van Kampen UIF Emerging Markets Equity ..... MONY Variable Annuity L Share Option 1       I           1.45%      25.17        3,691
Van Kampen UIF Emerging Markets Equity ..... MONY Variable Annuity L Share Option 2       I           1.95%      22.68          215
Van Kampen UIF Emerging Markets Equity ..... MONY Variable Annuity L Share Option 3       I           2.80%      22.18          678
Van Kampen UIF Emerging Markets Equity ..... MONY Variable Annuity C Share Option 1       I           1.50%      25.13        7,733
Van Kampen UIF Emerging Markets Equity ..... MONY Variable Annuity C Share Option 2       I           2.00%      22.65        5,791
Van Kampen UIF Emerging Markets Equity ..... MONY Variable Annuity C Share Option 3       I           2.85%      22.15          133
Van Kampen UIF Global Value Equity ......... MONY Variable Annuity Option 1               I           1.20%   $  11.87      277,293
Van Kampen UIF Global Value Equity ......... MONY Variable Annuity Option 2               I           1.70%      11.77      242,058
Van Kampen UIF Global Value Equity ......... MONY Variable Annuity Option 3               I           2.35%      11.44      137,508
Van Kampen UIF Global Value Equity ......... MONY Variable Annuity L Share Option 1       I           1.45%      14.79        3,089
Van Kampen UIF Global Value Equity ......... MONY Variable Annuity L Share Option 2       I           1.95%      14.54          388
Van Kampen UIF Global Value Equity ......... MONY Variable Annuity L Share Option 3       I           2.80%      14.22        1,062
Van Kampen UIF Global Value Equity ......... MONY Variable Annuity C Share Option 1       I           1.50%      14.77        6,430
Van Kampen UIF Global Value Equity ......... MONY Variable Annuity C Share Option 2       I           2.00%      14.52        1,952
Van Kampen UIF Global Value Equity ......... MONY Variable Annuity C Share Option 3       I           2.85%      14.20          339
Van Kampen UIF U.S. Real Estate ............ MONY Custom Master                           I           1.35%   $  18.94      895,698
Van Kampen UIF U.S. Real Estate ............ MONY Variable Annuity Option 1               I           1.20%      20.64      461,215
Van Kampen UIF U.S. Real Estate ............ MONY Variable Annuity Option 2               I           1.70%      19.33      406,198
Van Kampen UIF U.S. Real Estate ............ MONY Variable Annuity Option 3               I           2.35%      19.59      213,815
Van Kampen UIF U.S. Real Estate ............ MONY Variable Annuity L Share Option 1       I           1.45%      22.12        5,030

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2005


                                                                                       Mortality
                                                                                           &
                                                                                        Expense   Unit Fair      Units
             Fund Name                                Option                   Class     Ratio      Value     Outstanding
----------------------------------   ---------------------------------------- ------- ---------- ----------- ------------
Van Kampen UIF U.S. Real Estate ..   MONY Variable Annuity L Share Option 2      I        1.95%      18.71       1,728
Van Kampen UIF U.S. Real Estate ..   MONY Variable Annuity L Share Option 3      I        2.80%      18.29       2,937
Van Kampen UIF U.S. Real Estate ..   MONY Variable Annuity C Share Option 1      I        1.50%      22.09      17,081
Van Kampen UIF U.S. Real Estate ..   MONY Variable Annuity C Share Option 2      I        2.00%      18.68       6,637
Van Kampen UIF U.S. Real Estate ..   MONY Variable Annuity C Share Option 3      I        2.85%      18.27         280

----------
* The fund does not specify a share class.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                 AIM V.I.         AIM V.I.             AIM V.I.
                                               Basic Value   Financial Services   Global Health Care
                                              ------------- -------------------- --------------------
Income:
 Dividend income ............................  $    13,651       $  41,211            $      --
Expenses:
 Mortality and expense risk charges .........     (232,605)        (52,109)             (91,244)
                                               -----------       ---------            ---------
Net investment income (loss) ................     (218,954)        (10,898)             (91,244)
                                               -----------       ---------            ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................      463,106          91,978              231,186
 Realized gain distributions ................      174,206              --                   --
                                               -----------       ---------            ---------
Realized gain/(loss) ........................      637,312          91,978              231,186
                                               -----------       ---------            ---------
Change in unrealized appreciation
 (depreciation) .............................      218,386          36,864              176,086
                                               -----------       ---------            ---------
Net increase/(decrease) in net assets
 resulting from operations ..................  $   636,744       $ 117,944            $ 316,028
                                               ===========       =========            =========


                                                     AIM V.I.         AIM V.I.    Alger American   Alger American
                                               Mid Cap Core Equity   Technology      Balanced       MidCap Growth
                                              --------------------- ------------ ---------------- ----------------
Income:
 Dividend income ............................      $    46,413       $      --     $   171,894       $       --
Expenses:
 Mortality and expense risk charges .........         (138,040)        (30,428)       (181,835)        (372,365)
                                                   -----------       ---------     -----------       ----------
Net investment income (loss) ................          (91,627)        (30,428)         (9,941)        (372,365)
                                                   -----------       ---------     -----------       ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................          254,632          78,539         244,298        1,232,490
 Realized gain distributions ................          283,708              --              --          920,111
                                                   -----------       ---------     -----------       ----------
Realized gain/(loss) ........................          538,340          78,539         244,298        2,152,601
                                                   -----------       ---------     -----------       ----------
Change in unrealized appreciation
 (depreciation) .............................          116,901         (56,909)        416,428          108,676
                                                   -----------       ---------     -----------       ----------
Net increase/(decrease) in net assets
 resulting from operations ..................      $   563,614       $  (8,798)    $   650,785       $1,888,912
                                                   ===========       =========     ===========       ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                  Dreyfus
                                                Dreyfus IP        Socially          Dreyfus
                                                Small Cap       Responsible       Stock Index
                                               Stock Index   Growth Fund, Inc.     Fund, Inc.
                                              ------------- ------------------- ---------------
Income:
 Dividend income ............................  $        --      $        --      $   1,031,736
Expenses:
 Mortality and expense risk charges .........     (124,989)         (71,255)          (879,041)
                                               -----------      -----------      -------------
Net investment income (loss) ................     (124,989)         (71,255)           152,695
                                               -----------      -----------      -------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................      248,112         (409,142)        (1,086,937)
 Realized gain distributions ................       20,475               --                 --
                                               -----------      -----------      -------------
Realized gain/(loss) ........................      268,587         (409,142)        (1,086,937)
                                               -----------      -----------      -------------
Change in unrealized appreciation
 (depreciation) .............................      269,623          572,278          2,826,898
                                               -----------      -----------      -------------
Net increase/(decrease) in net assets
 resulting from operations ..................  $   413,221      $    91,881      $   1,892,656
                                               ===========      ===========      =============


                                                                                              EQ/Calvert      EQ/Capital
                                                  EQ/Bear Stearns     EQ/Boston Advisors       Socially        Guardian
                                               Small Company Growth      Equity Income     Responsible (a)   Research (a)
                                              ---------------------- -------------------- ----------------- -------------
Income:
 Dividend income ............................       $       --            $  779,651          $     --       $    4,540
Expenses:
 Mortality and expense risk charges .........         (895,440)             (843,425)           (5,916)          (2,334)
                                                    ----------            ----------          --------       ----------
Net investment income (loss) ................         (895,440)              (63,774)           (5,916)           2,206
                                                    ----------            ----------          --------       ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................        1,004,731             1,680,239             7,044             (833)
 Realized gain distributions ................          996,592                    --            38,430               --
                                                    ----------            ----------          --------       ----------
Realized gain/(loss) ........................        2,001,323             1,680,239            45,474             (833)
                                                    ----------            ----------          --------       ----------
Change in unrealized appreciation
 (depreciation) .............................        2,261,027               853,958            75,421         (203,750)
                                                    ----------            ----------          --------       ----------
Net increase/(decrease) in net assets
 resulting from operations ..................       $3,366,910            $2,470,423          $114,979       $ (202,377)
                                                    ==========            ==========          ========       ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                    EQ/Enterprise     EQ/GAMCO
                                               EQ/Caywood-Scholl      Moderate       Mergers and
                                                High Yield Bond      Allocation     Acquisitions
                                              ------------------- ---------------- --------------
Income:
 Dividend income ............................    $   2,956,422     $   11,258,112   $    48,636
Expenses:
 Mortality and expense risk charges .........         (756,320)        (5,448,417)     (119,336)
                                                 -------------     --------------   -----------
Net investment income (loss) ................        2,200,102          5,809,695       (70,700)
                                                 -------------     --------------   -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................          378,280        (24,874,187)       54,060
 Realized gain distributions ................               --                 --       135,495
                                                 -------------     --------------   -----------
Realized gain/(loss) ........................          378,280        (24,874,187)      189,555
                                                 -------------     --------------   -----------
Change in unrealized appreciation
 (depreciation) .............................       (1,855,629)        34,038,130       109,808
                                                 -------------     --------------   -----------
Net increase/(decrease) in net assets
 resulting from operations ..................    $     722,753     $   14,973,638   $   228,663
                                                 =============     ==============   ===========


                                                  EQ/GAMCO
                                                Small Company   EQ/Government   EQ/Intermediate   EQ/International
                                                    Value         Securities       Term Bond           Growth
                                              ---------------- --------------- ----------------- -----------------
Income:
 Dividend income ............................  $    1,190,382   $   2,799,021    $   1,509,572      $  436,274
Expenses:
 Mortality and expense risk charges .........      (3,999,557)     (1,259,245)        (484,791)       (386,088)
                                               --------------   -------------    -------------      ----------
Net investment income (loss) ................      (2,809,175)      1,539,776        1,024,781          50,186
                                               --------------   -------------    -------------      ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................      10,285,454        (419,754)        (383,714)        283,117
 Realized gain distributions ................      18,746,513         122,947          562,474              --
                                               --------------   -------------    -------------      ----------
Realized gain/(loss) ........................      29,031,967        (296,807)         178,760         283,117
                                               --------------   -------------    -------------      ----------
Change in unrealized appreciation
 (depreciation) .............................     (18,032,204)     (1,379,525)      (1,370,006)      2,852,356
                                               --------------   -------------    -------------      ----------
Net increase/(decrease) in net assets
 resulting from operations ..................  $    8,190,588   $    (136,556)   $    (166,465)     $3,185,659
                                               ==============   =============    =============      ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                             EQ/Mercury
                                                 EQ/Long      EQ/Marsico    Basic Value
                                                Term Bond      Focus (a)     Equity (a)
                                              ------------- -------------- -------------
Income:
 Dividend income ............................  $1,221,564     $       --     $  29,440
Expenses:
 Mortality and expense risk charges .........    (911,236)      (146,993)      (15,888)
                                               ----------     ----------     ---------
Net investment income (loss) ................     310,328       (146,993)       13,552
                                               ----------     ----------     ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................     485,998         77,575        10,677
 Realized gain distributions ................     549,896        522,549       137,431
                                               ----------     ----------     ---------
Realized gain/(loss) ........................   1,035,894        600,124       148,108
                                               ----------     ----------     ---------
Change in unrealized appreciation
 (depreciation) .............................    (263,909)     2,085,295       126,553
                                               ----------     ----------     ---------
Net increase/(decrease) in net assets
 resulting from operations ..................  $1,082,313     $2,538,426     $ 288,213
                                               ==========     ==========     =========


                                                 EQ/Money     EQ/Montag & Caldwell     EQ/PIMCO      EQ/Short
                                                Market (a)           Growth          Real Return   Duration Bond
                                              -------------- ---------------------- ------------- --------------
Income:
 Dividend income ............................   $1,012,654       $     456,425       $  424,447     $   71,149
Expenses:
 Mortality and expense risk charges .........     (402,912)         (2,670,170)        (383,838)      (109,336)
                                                ----------       -------------       ----------     ----------
Net investment income (loss) ................      609,742          (2,213,745)          40,609        (38,187)
                                                ----------       -------------       ----------     ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................           --          (5,816,325)          71,055        (13,402)
 Realized gain distributions ................           --                  --          161,014            189
                                                ----------       -------------       ----------     ----------
Realized gain/(loss) ........................           --          (5,816,325)         232,069        (13,213)
                                                ----------       -------------       ----------     ----------
Change in unrealized appreciation
 (depreciation) .............................           --          (4,329,720)        (469,972)        41,305
                                                ----------       -------------       ----------     ----------
Net increase/(decrease) in net assets
 resulting from operations ..................   $  609,742       $ (12,359,790)      $ (197,294)    $  (10,095)
                                                ==========       =============       ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                   EQ/UBS
                                                   EQ/TCW        Growth and     Fidelity VIP
                                                   Equity          Income      Contrafund(R)
                                              --------------- --------------- ---------------
Income:
 Dividend income ............................  $          --   $     578,328    $  118,822
Expenses:
 Mortality and expense risk charges .........     (1,946,523)     (1,265,038)     (790,011)
                                               -------------   -------------    ----------
Net investment income (loss) ................     (1,946,523)       (686,710)     (671,189)
                                               -------------   -------------    ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................     (9,656,845)       (267,884)    1,622,153
 Realized gain distributions ................             --              --        10,802
                                               -------------   -------------    ----------
Realized gain/(loss) ........................     (9,656,845)       (267,884)    1,632,955
                                               -------------   -------------    ----------
Change in unrealized appreciation
 (depreciation) .............................     13,544,955       7,318,023     7,490,406
                                               -------------   -------------    ----------
Net increase/(decrease) in net assets
 resulting from operations ..................  $   1,941,587   $   6,363,429    $8,452,172
                                               =============   =============    ==========

                                                                Fidelity VIP                           Franklin
                                                Fidelity VIP       Growth           Franklin       Rising Dividends
                                                   Growth      Opportunities   Income Securities      Securities
                                              --------------- --------------- ------------------- -----------------
Income:
 Dividend income ............................  $     112,214    $    67,279       $   781,109        $   100,741
Expenses:
 Mortality and expense risk charges .........       (365,068)      (100,271)         (325,066)          (170,124)
                                               -------------    -----------       -----------        -----------
Net investment income (loss) ................       (252,854)       (32,992)          456,043            (69,383)
                                               -------------    -----------       -----------        -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................     (2,019,085)      (201,642)          495,711            258,727
 Realized gain distributions ................             --             --            67,793             68,711
                                               -------------    -----------       -----------        -----------
Realized gain/(loss) ........................     (2,019,085)      (201,642)          563,504            327,438
                                               -------------    -----------       -----------        -----------
Change in unrealized appreciation
 (depreciation) .............................      3,247,807        708,906          (952,700)           (62,736)
                                               -------------    -----------       -----------        -----------
Net increase/(decrease) in net assets
 resulting from operations ..................  $     975,868    $   474,272       $    66,847        $   195,319
                                               =============    ===========       ===========        ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                 Franklin
                                               Zero Coupon   Janus Aspen Series   Janus Aspen Series
                                                   2010           Balanced           Flexible Bond
                                              ------------- -------------------- --------------------
Income:
 Dividend income ............................   $  66,345        $1,179,155          $   806,955
Expenses:
 Mortality and expense risk charges .........     (27,121)         (710,469)            (265,902)
                                                ---------        ----------          -----------
Net investment income (loss) ................      39,224           468,686              541,053
                                                ---------        ----------          -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................     (14,843)          444,955             (116,095)
 Realized gain distributions ................       1,113                --              462,800
                                                ---------        ----------          -----------
Realized gain/(loss) ........................     (13,730)          444,955              346,705
                                                ---------        ----------          -----------
Change in unrealized appreciation
 (depreciation) .............................     (34,069)        2,309,885             (889,646)
                                                ---------        ----------          -----------
Net increase/(decrease) in net assets
 resulting from operations ..................   $  (8,575)       $3,223,526          $    (1,888)
                                                =========        ==========          ===========


                                                                    Janus Aspen Series
                                               Janus Aspen Series      International     Janus Aspen Series   Janus Aspen Series
                                                      Forty               Growth           Mid Cap Growth      Worldwide Growth
                                              -------------------- -------------------- -------------------- -------------------
Income:
 Dividend income ............................      $   70,645           $  276,346         $          --        $     472,201
Expenses:
 Mortality and expense risk charges .........        (569,318)            (438,026)             (382,752)            (476,735)
                                                   ----------           ----------         -------------        -------------
Net investment income (loss) ................        (498,673)            (161,680)             (382,752)              (4,534)
                                                   ----------           ----------         -------------        -------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................        (726,214)           1,109,951            (1,711,347)          (3,963,896)
 Realized gain distributions ................              --                   --                    --                   --
                                                   ----------           ----------         -------------        -------------
Realized gain/(loss) ........................        (726,214)           1,109,951            (1,711,347)          (3,963,896)
                                                   ----------           ----------         -------------        -------------
Change in unrealized appreciation
 (depreciation) .............................       5,483,922            6,024,299             4,960,649            5,312,378
                                                   ----------           ----------         -------------        -------------
Net increase/(decrease) in net assets
 resulting from operations ..................      $4,259,035           $6,972,570         $   2,866,550        $   1,343,948
                                                   ==========           ==========         =============        =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                 Lord Abbett       Lord Abbett       Lord Abbett
                                               Bond-Debenture   Growth and Income   Mid-Cap Value
                                              ---------------- ------------------- ---------------
Income:
 Dividend income ............................    $  787,113       $     536,368     $     251,712
Expenses:
 Mortality and expense risk charges .........      (275,628)           (827,368)         (824,725)
                                                 ----------       -------------     -------------
Net investment income (loss) ................       511,485            (291,000)         (573,013)
                                                 ----------       -------------     -------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................       162,821           1,848,759         2,121,359
 Realized gain distributions ................       172,248           3,277,115         3,439,369
                                                 ----------       -------------     -------------
Realized gain/(loss) ........................       335,069           5,125,874         5,560,728
                                                 ----------       -------------     -------------
Change in unrealized appreciation
 (depreciation) .............................      (919,997)         (3,862,276)       (1,272,009)
                                                 ----------       -------------     -------------
Net increase/(decrease) in net assets
 resulting from operations ..................    $  (73,443)      $     972,598     $   3,715,706
                                                 ==========       =============     =============


                                                   MFS(R)           MFS(R)          MFS(R)         MFS(R)
                                               Mid Cap Growth   New Discovery    Total Return    Utilities
                                              ---------------- --------------- --------------- -------------
Income:
 Dividend income ............................    $       --       $      --     $     453,312   $   42,202
Expenses:
 Mortality and expense risk charges .........       (88,196)        (86,661)         (373,052)    (117,961)
                                                 ----------       ---------     -------------   ----------
Net investment income (loss) ................       (88,196)        (86,661)           80,260      (75,759)
                                                 ----------       ---------     -------------   ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................       210,921         250,255           496,908      561,837
 Realized gain distributions ................            --              --           888,718           --
                                                 ----------       ---------     -------------   ----------
Realized gain/(loss) ........................       210,921         250,255         1,385,626      561,837
                                                 ----------       ---------     -------------   ----------
Change in unrealized appreciation
 (depreciation) .............................       (69,223)        (22,523)       (1,217,346)     525,231
                                                 ----------       ---------     -------------   ----------
Net increase/(decrease) in net assets
 resulting from operations ..................    $   53,502       $ 141,071     $     248,540   $1,011,309
                                                 ==========       =========     =============   ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                 Old Mutual     Old Mutual       Oppenheimer
                                                  Mid-Cap      Select Value   Global Securities
                                              --------------- -------------- -------------------
Income:
 Dividend income ............................  $          --    $  97,701        $  245,717
Expenses:
 Mortality and expense risk charges .........       (410,296)     (83,114)         (458,425)
                                               -------------    ---------        ----------
Net investment income (loss) ................       (410,296)      14,587          (212,708)
                                               -------------    ---------        ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................        943,855      133,436           993,566
 Realized gain distributions ................      1,848,624           --                --
                                               -------------    ---------        ----------
Realized gain/(loss) ........................      2,792,479      133,436           993,566
                                               -------------    ---------        ----------
Change in unrealized appreciation
 (depreciation) .............................     (1,465,580)      (6,967)        3,261,494
                                               -------------    ---------        ----------
Net increase/(decrease) in net assets
 resulting from operations ..................  $     916,603    $ 141,056        $4,042,352
                                               =============    =========        ==========


                                                 Oppenheimer     Premier VIT    Premier VIT      Premier VIT
                                               Main Street(R)   OpCap Equity   OpCap Managed   OpCap Small Cap
                                              ---------------- -------------- --------------- ----------------
Income:
 Dividend income ............................   $    95,140      $    4,162     $   106,359      $       --
Expenses:
 Mortality and expense risk charges .........      (122,835)        (12,441)       (111,670)         (9,958)
                                                -----------      ----------     -----------      ----------
Net investment income (loss) ................       (27,695)         (8,279)         (5,311)         (9,958)
                                                -----------      ----------     -----------      ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................       292,367          10,429          44,872          41,813
 Realized gain distributions ................            --              --         287,460         111,646
                                                -----------      ----------     -----------      ----------
Realized gain/(loss) ........................       292,367          10,429         332,332         153,459
                                                -----------      ----------     -----------      ----------
Change in unrealized appreciation
 (depreciation) .............................        49,554          52,106          12,202        (156,510)
                                                -----------      ----------     -----------      ----------
Net increase/(decrease) in net assets
 resulting from operations ..................   $   314,226      $   54,256     $   339,223      $  (13,009)
                                                ===========      ==========     ===========      ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                   PIMCO                             PIMCO
                                                Global Bond        PIMCO           StocksPLUS
                                                 (Unhedged)     Real Return    Growth and Income
                                              --------------- --------------- -------------------
Income:
 Dividend income ............................  $    610,530    $   2,258,356      $   884,620
Expenses:
 Mortality and expense risk charges .........      (376,307)      (1,230,954)        (659,171)
                                               ------------    -------------      -----------
Net investment income (loss) ................       234,223        1,027,402          225,449
                                               ------------    -------------      -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................       217,607          966,928        1,167,713
 Realized gain distributions ................       329,774          866,019               --
                                               ------------    -------------      -----------
Realized gain/(loss) ........................       547,381        1,832,947        1,167,713
                                               ------------    -------------      -----------
Change in unrealized appreciation
 (depreciation) .............................    (2,840,164)      (2,411,147)        (772,413)
                                               ------------    -------------      -----------
Net increase/(decrease) in net assets
 resulting from operations ..................  $ (2,058,560)   $     449,202      $   620,749
                                               ============    =============      ===========


                                                              ProFund VP                    Van Kampen UIF
                                               ProFund VP    Rising Rates     ProFund VP   Emerging Markets
                                                  Bear        Opportunity     UltraBull         Equity
                                              ------------ ---------------- ------------- -----------------
Income:
 Dividend income ............................  $      --     $         --    $     8,600     $   32,721
Expenses:
 Mortality and expense risk charges .........     (8,498)        (150,448)      (151,997)      (144,071)
                                               ---------     ------------    -----------     ----------
Net investment income (loss) ................     (8,498)        (150,448)      (143,397)      (111,350)
                                               ---------     ------------    -----------     ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................    (40,731)        (572,329)        44,385        503,954
 Realized gain distributions ................         --               --        966,509             --
                                               ---------     ------------    -----------     ----------
Realized gain/(loss) ........................    (40,731)        (572,329)     1,010,894        503,954
                                               ---------     ------------    -----------     ----------
Change in unrealized appreciation
 (depreciation) .............................     36,446         (360,669)      (823,554)     2,038,911
                                               ---------     ------------    -----------     ----------
Net increase/(decrease) in net assets
 resulting from operations ..................  $ (12,783)    $ (1,083,446)   $    43,943     $2,431,515
                                               =========     ============    ===========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    Van Kampen UIF        Van Kampen UIF
                                                 Global Value Equity     U.S. Real Estate
                                                ---------------------   -----------------
Income:
 Dividend income ............................        $   77,162            $  434,063
Expenses:
 Mortality and expense risk charges .........          (123,560)             (527,806)
                                                     ----------            ----------
Net investment income (loss) ................           (46,398)              (93,743)
                                                     ----------            ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund
  shares ....................................           217,140             2,407,353
 Realized gain distributions ................            53,006               958,748
                                                     ----------            ----------
Realized gain/(loss) ........................           270,146             3,366,101
                                                     ----------            ----------
Change in unrealized appreciation
 (depreciation) .............................           105,323             1,967,106
                                                     ----------            ----------
Net increase/(decrease) in net assets
 resulting from operations ..................        $  329,071            $5,239,464
                                                     ==========            ==========

-------
(a) Commenced operation on September 9, 2005.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                            AIM V.I.                       AIM V.I.
                                                           Basic Value                Financial Services
                                                 ------------------------------- -----------------------------
                                                       2005            2004           2005           2004
                                                 --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $   (218,954)    $  (174,742)    $  (10,898)    $  (25,233)
 Net realized gain (loss) on investments .......       637,312         266,786         91,978         71,520
 Net change in unrealized appreciation
  (depreciation) ...............................       218,386       1,051,789         36,864        141,886
                                                  ------------     -----------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................       636,744       1,143,833        117,944        188,173
                                                  ------------     -----------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........       928,350       5,178,944        132,702        826,623
 Transfers between subaccounts, net ............       683,333       3,396,565          6,332        (25,598)
 Transfers for contract benefits and
  terminations .................................    (1,689,391)       (853,193)      (166,267)      (150,922)
 Annual contract charges .......................        (1,429)           (676)          (525)          (481)
                                                  ------------     -----------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................       (79,137)      7,721,640        (27,758)       649,622
                                                  ------------     -----------     ----------     ----------
Net increase/(decrease) in net assets ..........       557,607       8,865,473         90,186        837,795
Net assets beginning of period .................    14,999,260       6,133,787      3,021,184      2,183,389
                                                  ------------     -----------     ----------     ----------
Net assets end of period .......................  $ 15,556,867     $14,999,260     $3,111,370     $3,021,184
                                                  ============     ===========     ==========     ==========
 Units issued during the period ................       200,997         809,492         29,436         94,329
 Units redeemed during the period ..............      (205,317)       (190,008)       (32,254)       (34,452)
                                                  ------------     -----------     ----------     ----------
 Net units issued/(redeemed) during period .....        (4,320)        619,484         (2,818)        59,877
                                                  ============     ===========     ==========     ==========


                                                           AIM V.I.                      AIM V.I.
                                                      Global Health Care           Mid Cap Core Equity
                                                 ----------------------------- ----------------------------
                                                      2005           2004           2005           2004
                                                 -------------- -------------- -------------- -------------
From operations:
 Net investment income (loss) ..................   $  (91,244)    $  (79,440)    $  (91,627)   $  (76,784)
 Net realized gain (loss) on investments .......      231,186        116,959        538,340       466,448
 Net change in unrealized appreciation
  (depreciation) ...............................      176,086        213,451        116,901       298,069
                                                   ----------     ----------     ----------    ----------
 Net increase/(decrease) in net assets from
  operations ...................................      316,028        250,970        563,614       687,733
                                                   ----------     ----------     ----------    ----------
Contract transactions:
 Payments received from contractowners .........      299,640      1,521,737        536,586     2,808,658
 Transfers between subaccounts, net ............      (85,277)        25,102        688,507     2,566,695
 Transfers for contract benefits and
  terminations .................................     (345,496)      (268,437)      (721,421)     (519,827)
 Annual contract charges .......................         (818)          (620)        (1,178)         (591)
                                                   ----------     ----------     ----------    ----------
Net increase/decrease from contract
 transactions ..................................     (131,951)     1,277,782        502,494     4,854,935
                                                   ----------     ----------     ----------    ----------
Net increase/(decrease) in net assets ..........      184,077      1,528,752      1,066,108     5,542,668
Net assets beginning of period .................    5,118,915      3,590,163      8,149,528     2,606,860
                                                   ----------     ----------     ----------    ----------
Net assets end of period .......................   $5,302,992     $5,118,915     $9,215,636    $8,149,528
                                                   ==========     ==========     ==========    ==========
 Units issued during the period ................       76,357        196,405        180,248       497,892
 Units redeemed during the period ..............      (88,940)       (72,910)      (139,353)     (107,328)
                                                   ----------     ----------     ----------    ----------
 Net units issued/(redeemed) during period .....      (12,583)       123,495         40,895       390,564
                                                   ==========     ==========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           AIM V.I.                    Alger American
                                                          Technology                      Balanced
                                                 ----------------------------- -------------------------------
                                                      2005           2004            2005            2004
                                                 -------------- -------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................   $  (30,428)    $  (28,161)    $    (9,941)   $    (21,552)
 Net realized gain (loss) on investments .......       78,539         29,340         244,298         227,940
 Net change in unrealized appreciation
  (depreciation) ...............................      (56,909)        84,131         416,428          95,229
                                                   ----------     ----------     -----------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................       (8,798)        85,310         650,785         301,617
                                                   ----------     ----------     -----------    ------------
Contract transactions:
 Payments received from contractowners .........       75,591        656,694         461,432       2,719,968
 Transfers between subaccounts, net ............     (144,305)       128,681        (308,575)      1,016,498
 Transfers for contract benefits and
  terminations .................................     (100,217)      (118,688)       (959,022)     (1,238,549)
 Annual contract charges .......................         (440)          (386)         (2,380)         (2,122)
                                                   ----------     ----------     -----------    ------------
Net increase/decrease from contract
 transactions ..................................     (169,371)       666,301        (808,545)      2,495,795
                                                   ----------     ----------     -----------    ------------
Net increase/(decrease) in net assets ..........     (178,169)       751,611        (157,760)      2,797,412
Net assets beginning of period .................    1,960,409      1,208,798      10,856,372       8,058,960
                                                   ----------     ----------     -----------    ------------
Net assets end of period .......................   $1,782,240     $1,960,409     $10,698,612    $ 10,856,372
                                                   ==========     ==========     ===========    ============
 Units issued during the period ................       18,969        109,331         115,535         453,895
 Units redeemed during the period ..............       40,694        (30,325)       (191,489)       (211,540)
                                                   ----------     ----------     -----------    ------------
 Net units issued/(redeemed) during period .....      (21,725)        79,006         (75,954)        242,355
                                                   ==========     ==========     ===========    ============


                                                         Alger American                   Dreyfus IP
                                                          MidCap Growth             Small Cap Stock Index
                                                 ------------------------------- ----------------------------
                                                       2005            2004           2005           2004
                                                 --------------- --------------- -------------- -------------
From operations:
 Net investment income (loss) ..................  $   (372,365)   $   (326,323)    $ (124,989)   $  (51,954)
 Net realized gain (loss) on investments .......     2,152,601       1,127,301        268,587       270,489
 Net change in unrealized appreciation
  (depreciation) ...............................       108,676       1,521,194        269,623       708,377
                                                  ------------    ------------     ----------    ----------
 Net increase/(decrease) in net assets from
  operations ...................................     1,888,912       2,322,172        413,221       926,912
                                                  ------------    ------------     ----------    ----------
Contract transactions:
 Payments received from contractowners .........     1,254,297       5,076,720        765,268     2,969,087
 Transfers between subaccounts, net ............      (320,546)      3,179,902        269,148     1,184,200
 Transfers for contract benefits and
  terminations .................................    (2,052,554)     (2,265,754)      (489,829)     (193,781)
 Annual contract charges .......................        (3,033)         (1,952)        (1,366)         (611)
                                                  ------------    ------------     ----------    ----------
Net increase/decrease from contract
 transactions ..................................    (1,121,836)      5,988,916        543,221     3,958,895
                                                  ------------    ------------     ----------    ----------
Net increase/(decrease) in net assets ..........       767,076       8,311,088        956,442     4,885,807
Net assets beginning of period .................    24,686,923      16,375,835      7,028,514     2,142,707
                                                  ------------    ------------     ----------    ----------
Net assets end of period .......................  $ 25,453,999    $ 24,686,923     $7,984,956    $7,028,514
                                                  ============    ============     ==========    ==========
 Units issued during the period ................       324,911       1,043,185        125,159       399,618
 Units redeemed during the period ..............       418,544        (516,909)       (88,571)      (99,433)
                                                  ------------    ------------     ----------    ----------
 Net units issued/(redeemed) during period .....       (93,633)        526,276         36,588       300,185
                                                  ============    ============     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             Dreyfus
                                                      Socially Responsible                   Dreyfus
                                                        Growth Fund, Inc.             Stock Index Fund, Inc.
                                                 ------------------------------- --------------------------------
                                                       2005            2004            2005             2004
                                                 --------------- --------------- ---------------- ---------------
From operations:
 Net investment income (loss) ..................  $     (71,255)  $     (63,783)  $      152,695   $    300,311
 Net realized gain (loss) on investments .......       (409,142)       (706,131)      (1,086,937)    (2,126,360)
 Net change in unrealized appreciation
  (depreciation) ...............................        572,278       1,038,688        2,826,898      7,919,946
                                                  -------------   -------------   --------------   ------------
 Net increase/(decrease) in net assets from
  operations ...................................         91,881         268,774        1,892,656      6,093,897
                                                  -------------   -------------   --------------   ------------
Contract transactions:
 Payments received from contractowners .........        140,101         138,546        1,147,417      2,081,986
 Transfers between subaccounts, net ............       (430,514)       (372,083)      (3,592,833)    (2,010,641)
 Transfers for contract benefits and
  terminations .................................       (909,732)     (1,016,448)      (9,741,280)    (8,258,988)
 Annual contract charges .......................             --              --               --             --
                                                  -------------   -------------   --------------   ------------
Net increase/decrease from contract
 transactions ..................................     (1,200,145)     (1,249,985)     (12,186,696)    (8,187,643)
                                                  -------------   -------------   --------------   ------------
Net increase/(decrease) in net assets ..........     (1,108,264)       (981,211)     (10,294,040)    (2,093,746)
Net assets beginning of period .................      5,957,105       6,938,316       71,131,630     73,225,376
                                                  -------------   -------------   --------------   ------------
Net assets end of period .......................  $   4,848,841   $   5,957,105   $   60,837,590   $ 71,131,630
                                                  =============   =============   ==============   ============
 Units issued during the period ................         29,649          50,019          418,910        732,365
 Units redeemed during the period ..............       (200,868)       (235,226)      (1,817,415)    (1,738,319)
                                                  -------------   -------------   --------------   ------------
 Net units issued/(redeemed) during period .....       (171,219)       (185,207)      (1,398,505)    (1,005,954)
                                                  =============   =============   ==============   ============


                                                         EQ/Bear Stearns                    EQ/Boston
                                                      Small Company Growth           Advisors Equity Income
                                                 ------------------------------- -------------------------------
                                                       2005            2004          2005 (a)          2004
                                                 --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $   (895,440)   $   (899,290)   $    (63,774)   $    495,232
 Net realized gain (loss) on investments .......     2,001,323      (1,115,421)      1,680,239         640,124
 Net change in unrealized appreciation
  (depreciation) ...............................     2,261,027       8,435,971         853,958       5,842,210
                                                  ------------    ------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................     3,366,910       6,421,260       2,470,423       6,977,566
                                                  ------------    ------------    ------------    ------------
Contract transactions:
 Payments received from contractowners .........     1,547,479       5,942,757       3,333,325       6,597,306
 Transfers between subaccounts, net ............    (2,841,015)     (2,933,642)      4,282,969       7,480,120
 Transfers for contract benefits and
  terminations .................................    (7,783,440)     (6,959,856)     (6,208,278)     (5,020,878)
 Annual contract charges .......................        (3,868)         (3,159)         (3,464)         (1,976)
                                                  ------------    ------------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................    (9,080,844)     (3,953,900)      1,404,552       9,054,572
                                                  ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets ..........    (5,713,934)      2,467,360       3,874,975      16,032,138
Net assets beginning of period .................    66,458,822      63,991,462      54,514,310      38,482,172
                                                  ------------    ------------    ------------    ------------
Net assets end of period .......................  $ 60,744,888    $ 66,458,822    $ 58,389,285    $ 54,514,310
                                                  ============    ============    ============    ============
 Units issued during the period ................       374,852         949,806       1,018,624       1,659,646
 Units redeemed during the period ..............      (965,802)     (1,109,037)       (901,373)       (833,106)
                                                  ------------    ------------    ------------    ------------
 Net units issued/(redeemed) during period .....      (590,950)       (159,231)        117,251         826,540
                                                  ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Calvert            EQ/Capital            EQ/Caywood-Scholl
                                                  Socially Responsible   Guardian Research          High Yield Bond
                                                 ---------------------- ------------------- --------------------------------
                                                      2005 (b) (c)          2005 (b) (d)          2005            2004
                                                 ---------------------- ------------------- --------------- ----------------
From operations:
 Net investment income (loss) ..................       $   (5,916)          $    2,206       $  2,200,102    $    6,267,444
 Net realized gain (loss) on investments .......           45,474                 (833)           378,280         1,073,504
 Net change in unrealized appreciation
  (depreciation) ...............................           75,421             (203,750)        (1,855,629)       (2,365,859)
                                                       ----------           ----------       ------------    --------------
 Net increase/(decrease) in net assets from
  operations ...................................          114,979             (202,377)           722,753         4,975,089
                                                       ----------           ----------       ------------    --------------
Contract transactions:
 Payments received from contractowners .........            5,429                  611            762,615         1,337,285
 Transfers between subaccounts, net ............        1,082,097              827,066         (1,945,236)       (1,773,902)
 Transfers for contract benefits and
  terminations .................................          (44,790)                  --         (8,790,819)      (10,191,802)
 Annual contract charges .......................             (137)                 (15)           (12,157)          (14,405)
                                                       ----------           ----------       ------------    --------------
Net increase/decrease from contract
 transactions ..................................        1,042,599              827,662         (9,985,597)      (10,642,824)
                                                       ----------           ----------       ------------    --------------
Net increase/(decrease) in net assets ..........        1,157,578              625,285         (9,262,844)       (5,667,735)
Net assets beginning of period .................               --                   --         61,982,689        67,650,424
                                                       ----------           ----------       ------------    --------------
Net assets end of period .......................       $1,157,578           $  625,285       $ 52,719,845    $   61,982,689
                                                       ==========           ==========       ============    ==============
 Units issued during the period ................          121,813               60,338            228,274           454,013
 Units redeemed during the period ..............          (10,433)                    (1)        (889,258)       (1,201,395)
                                                       ----------           -------------    ------------    --------------
 Net units issued/(redeemed) during period .....          111,380               60,337           (660,984)         (747,382)
                                                       ==========           ============     ============    ==============


                                                           EQ/Enterprise                     EQ/GAMCO
                                                        Moderate Allocation          Mergers and Acquisitions
                                                 --------------------------------- ----------------------------
                                                     2005 (e)           2004            2005           2004
                                                 ---------------- ---------------- -------------- -------------
From operations:
 Net investment income (loss) ..................  $   5,809,695    $   6,858,370     $  (70,700)   $  (80,935)
 Net realized gain (loss) on investments .......    (24,874,187)     (37,702,430)       189,555       201,317
 Net change in unrealized appreciation
  (depreciation) ...............................     34,038,130       62,955,298        109,808       126,154
                                                  -------------    -------------     ----------    ----------
 Net increase/(decrease) in net assets from
  operations ...................................     14,973,638       32,111,238        228,663       246,536
                                                  -------------    -------------     ----------    ----------
Contract transactions:
 Payments received from contractowners .........      6,300,876       10,303,425        468,861     2,868,186
 Transfers between subaccounts, net ............    (12,175,455)     (10,460,233)     1,004,055       969,771
 Transfers for contract benefits and
  terminations .................................    (72,148,762)     (84,569,676)      (490,745)     (574,918)
 Annual contract charges .......................       (365,401)        (427,751)          (624)         (316)
                                                  -------------    -------------     ----------    ----------
Net increase/decrease from contract
 transactions ..................................    (78,388,742)     (85,154,235)       981,547     3,262,723
                                                  -------------    -------------     ----------    ----------
Net increase/(decrease) in net assets ..........    (63,415,104)     (53,042,997)     1,210,210     3,509,259
Net assets beginning of period .................    464,811,352      517,854,349      6,690,366     3,181,107
                                                  -------------    -------------     ----------    ----------
Net assets end of period .......................  $ 401,396,248    $ 464,811,352     $7,900,576    $6,690,366
                                                  =============    =============     ==========    ==========
 Units issued during the period ................        621,937        1,306,152        178,624       473,659
 Units redeemed during the period ..............     (3,586,479)      (4,489,516)       (90,661)     (165,034)
                                                  -------------    -------------     ----------    ----------
 Net units issued/(redeemed) during period .....     (2,964,542)      (3,183,364)        87,963       308,625
                                                  =============    =============     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/GAMCO                        EQ/Government
                                                        Small Company Value                   Securities
                                                 --------------------------------- ---------------------------------
                                                       2005             2004             2005             2004
                                                 ---------------- ---------------- ---------------- ----------------
From operations:
 Net investment income (loss) ..................  $  (2,809,175)   $  (3,898,741)   $    1,539,776   $    3,914,735
 Net realized gain (loss) on investments .......     29,031,967       10,492,145          (296,807)       1,135,044
 Net change in unrealized appreciation
  (depreciation) ...............................    (18,032,204)      45,566,863        (1,379,525)      (5,131,847)
                                                  -------------    -------------    --------------   --------------
 Net increase/(decrease) in net assets from
  operations ...................................      8,190,588       52,160,267          (136,556)         (82,068)
                                                  -------------    -------------    --------------   --------------
Contract transactions:
 Payments received from contractowners .........      6,426,010       14,661,673         3,114,306       12,391,726
 Transfers between subaccounts, net ............     (4,948,276)       2,603,424        (3,876,613)      (7,013,245)
 Transfers for contract benefits and
  terminations .................................    (45,638,795)     (43,447,154)      (12,512,843)     (14,353,692)
 Annual contract charges .......................       (114,706)        (124,216)          (15,633)         (16,922)
                                                  -------------    -------------    --------------   --------------
Net increase/decrease from contract
 transactions ..................................    (44,275,767)     (26,306,273)      (13,290,783)      (8,992,133)
                                                  -------------    -------------    --------------   --------------
Net increase/(decrease) in net assets ..........    (36,085,179)      25,853,994       (13,427,339)      (9,074,201)
Net assets beginning of period .................    315,107,294      289,253,300        92,409,236      101,483,437
                                                  -------------    -------------    --------------   --------------
Net assets end of period .......................  $ 279,022,115    $ 315,107,294    $   78,981,897   $   92,409,236
                                                  =============    =============    ==============   ==============
 Units issued during the period ................        857,233        1,933,098           609,292        1,646,654
 Units redeemed during the period ..............     (2,190,295)      (2,239,350)       (1,716,831)      (2,259,945)
                                                  -------------    -------------    --------------   --------------
 Net units issued/(redeemed) during period .....     (1,333,062)        (306,252)       (1,107,539)        (613,291)
                                                  =============    =============    ==============   ==============


                                                         EQ/Intermediate                 EQ/International
                                                            Term Bond                         Growth
                                                 -------------------------------- -------------------------------
                                                       2005            2004             2005            2004
                                                 --------------- ---------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $  1,024,781    $    3,530,849   $     50,186    $    (54,332)
 Net realized gain (loss) on investments .......       178,760           666,121        283,117      (1,139,064)
 Net change in unrealized appreciation
  (depreciation) ...............................    (1,370,006)       (4,104,146)     2,852,356       2,248,384
                                                  ------------    --------------   ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................      (166,465)           92,824      3,185,659       1,054,988
                                                  ------------    --------------   ------------    ------------
Contract transactions:
 Payments received from contractowners .........       406,402           552,306        562,715         832,207
 Transfers between subaccounts, net ............    (1,376,095)       (3,242,206)       239,494         220,545
 Transfers for contract benefits and
  terminations .................................    (7,333,491)       (8,464,286)    (5,044,473)     (4,518,172)
 Annual contract charges .......................        (7,726)           (9,596)       (12,183)        (13,971)
                                                  ------------    --------------   ------------    ------------
Net increase/decrease from contract
 transactions ..................................    (8,310,910)      (11,163,782)    (4,254,447)     (3,479,391)
                                                  ------------    --------------   ------------    ------------
Net increase/(decrease) in net assets ..........    (8,477,375)      (11,070,958)    (1,068,788)     (2,424,403)
Net assets beginning of period .................    41,263,481        52,334,439     31,600,698      34,025,101
                                                  ------------    --------------   ------------    ------------
Net assets end of period .......................  $ 32,786,106    $   41,263,481   $ 30,531,910    $ 31,600,698
                                                  ============    ==============   ============    ============
 Units issued during the period ................       151,660           161,792        279,956         333,202
 Units redeemed during the period ..............      (713,632)         (924,458)      (672,224)       (679,675)
                                                  ------------    --------------   ------------    ------------
 Net units issued/(redeemed) during period .....      (561,972)         (762,666)      (392,268)       (346,473)
                                                  ============    ==============   ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Long                 EQ/Marsico
                                                             Term Bond                  Focus
                                                 --------------------------------- ---------------
                                                       2005             2004         2005 (b) (f)
                                                 ---------------- ---------------- ---------------
From operations:
 Net investment income (loss) ..................  $      310,328   $    6,252,314   $   (146,993)
 Net realized gain (loss) on investments .......       1,035,894        3,544,959        600,124
 Net change in unrealized appreciation
  (depreciation) ...............................        (263,909)      (5,333,388)     2,085,295
                                                  --------------   --------------   ------------
 Net increase/(decrease) in net assets from
  operations ...................................       1,082,313        4,463,885      2,538,426
                                                  --------------   --------------   ------------
Contract transactions:
 Payments received from contractowners .........       1,720,794        4,638,212        160,107
 Transfers between subaccounts, net ............      (2,328,820)      (4,971,969)    34,622,579
 Transfers for contract benefits and
  terminations .................................     (11,245,630)     (10,976,881)    (1,524,877)
 Annual contract charges .......................         (18,373)         (21,081)            --
                                                  --------------   --------------   ------------
Net increase/decrease from contract
 transactions ..................................     (11,872,029)     (11,331,719)    33,257,809
                                                  --------------   --------------   ------------
Net increase/(decrease) in net assets ..........     (10,789,716)      (6,867,834)    35,796,235
Net assets beginning of period .................      70,378,424       77,246,258             --
                                                  --------------   --------------   ------------
Net assets end of period .......................  $   59,588,708   $   70,378,424   $ 35,796,235
                                                  ==============   ==============   ============
 Units issued during the period ................         350,113          631,778      3,627,697
 Units redeemed during the period ..............      (1,052,793)      (1,297,526)      (244,831)
                                                  --------------   --------------   ------------
 Net units issued/(redeemed) during period .....        (702,680)        (665,748)     3,382,866
                                                  ==============   ==============   ============


                                                      EQ/Mercury          EQ/Money           EQ/Montag & Caldwell
                                                  Basic Value Equity       Market                   Growth
                                                 -------------------- ---------------- ---------------------------------
                                                     2005 (b) (g)       2005 (b) (h)       2005 (i)           2004
                                                 -------------------- ---------------- ---------------- ----------------
From operations:
 Net investment income (loss) ..................      $   13,552       $      609,742   $  (2,213,745)   $  (1,966,850)
 Net realized gain (loss) on investments .......         148,108                   --      (5,816,325)      (7,642,332)
 Net change in unrealized appreciation
  (depreciation) ...............................         126,553                   --      (4,329,720)      14,386,437
                                                      ----------       --------------   -------------    -------------
 Net increase/(decrease) in net assets from
  operations ...................................         288,213              609,742     (12,359,790)       4,777,255
                                                      ----------       --------------   -------------    -------------
Contract transactions:
 Payments received from contractowners .........          17,562            4,838,942       4,717,074       15,182,515
 Transfers between subaccounts, net ............       3,165,795          100,833,205      45,410,755       (8,877,837)
 Transfers for contract benefits and
  terminations .................................         (54,368)         (13,294,130)    (25,176,909)     (23,110,110)
 Annual contract charges .......................            (137)              (7,291)         (9,990)          (8,317)
                                                      ----------       --------------   -------------    -------------
Net increase/decrease from contract
 transactions ..................................       3,128,852           92,370,726      24,940,930      (16,813,749)
                                                      ----------       --------------   -------------    -------------
Net increase/(decrease) in net assets ..........       3,417,065           92,980,468      12,581,140      (12,036,494)
Net assets beginning of period .................              --                   --     187,039,835      199,076,329
                                                      ----------       --------------   -------------    -------------
Net assets end of period .......................      $3,417,065       $   92,980,468   $ 199,620,975    $ 187,039,835
                                                      ==========       ==============   =============    =============
 Units issued during the period ................         354,531           11,624,661       5,132,370        2,433,844
 Units redeemed during the period ..............         (20,036)          (2,537,629)     (4,575,618)      (4,343,342)
                                                      ----------       --------------   -------------    -------------
 Net units issued/(redeemed) during period .....         334,495            9,087,032         556,752       (1,909,498)
                                                      ==========       ==============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/PIMCO                        EQ/Short
                                                           Real Return                   Duration Bond
                                                 ------------------------------- ------------------------------
                                                       2005            2004            2005           2004
                                                 --------------- --------------- --------------- --------------
From operations:
 Net investment income (loss) ..................  $     40,609    $    151,283    $     (38,187)   $   69,441
 Net realized gain (loss) on investments .......       232,069         859,453          (13,213)       (3,772)
 Net change in unrealized appreciation
  (depreciation) ...............................      (469,972)       (231,942)          41,305       (58,154)
                                                  ------------    ------------    -------------    ----------
 Net increase/(decrease) in net assets from
  operations ...................................      (197,294)        778,794          (10,095)        7,515
                                                  ------------    ------------    -------------    ----------
Contract transactions:
 Payments received from contractowners .........     1,102,044       5,211,229          555,834     2,616,054
 Transfers between subaccounts, net ............      (447,189)        584,930          392,086     1,282,554
 Transfers for contract benefits and
  terminations .................................    (2,635,537)     (2,608,201)      (1,302,911)     (841,856)
 Annual contract charges .......................        (2,903)         (2,646)            (589)         (349)
                                                  ------------    ------------    -------------    ----------
Net increase/decrease from contract
 transactions ..................................    (1,983,585)      3,185,312         (355,580)    3,056,403
                                                  ------------    ------------    -------------    ----------
Net increase/(decrease) in net assets ..........    (2,180,879)      3,964,106         (365,675)    3,063,918
Net assets beginning of period .................    26,154,452      22,190,346        7,033,534     3,969,616
                                                  ------------    ------------    -------------    ----------
Net assets end of period .......................  $ 23,973,573    $ 26,154,452    $   6,667,859    $7,033,534
                                                  ============    ============    =============    ==========
 Units issued during the period ................       245,451         769,948          207,351       466,608
 Units redeemed during the period ..............      (422,324)       (482,416)        (242,891)     (160,809)
                                                  ------------    ------------    -------------    ----------
 Net units issued/(redeemed) during period .....      (176,873)        287,532          (35,540)      305,799
                                                  ============    ============    =============    ==========


                                                              EQ/TCW                            EQ/UBS
                                                              Equity                       Growth and Income
                                                 --------------------------------- ---------------------------------
                                                       2005             2004             2005             2004
                                                 ---------------- ---------------- ---------------- ----------------
From operations:
 Net investment income (loss) ..................  $  (1,946,523)   $  (2,257,375)   $     (686,710)  $      233,907
 Net realized gain (loss) on investments .......     (9,656,845)     (14,281,706)         (267,884)      (2,631,530)
 Net change in unrealized appreciation
  (depreciation) ...............................     13,544,955       35,982,493         7,318,023       12,816,368
                                                  -------------    -------------    --------------   --------------
 Net increase/(decrease) in net assets from
  operations ...................................      1,941,587       19,443,412         6,363,429       10,418,745
                                                  -------------    -------------    --------------   --------------
Contract transactions:
 Payments received from contractowners .........      1,844,533        2,730,986         1,796,107        4,089,885
 Transfers between subaccounts, net ............     (7,108,227)      (1,721,282)       (3,753,451)      (4,924,160)
 Transfers for contract benefits and
  terminations .................................    (26,362,388)     (29,976,885)      (12,329,057)     (11,627,962)
 Annual contract charges .......................        (87,561)        (104,565)           (2,265)          (1,846)
                                                  -------------    -------------    --------------   --------------
Net increase/decrease from contract
 transactions ..................................    (31,713,643)     (29,071,746)      (14,288,666)     (12,464,083)
                                                  -------------    -------------    --------------   --------------
Net increase/(decrease) in net assets ..........    (29,772,056)      (9,628,334)       (7,925,237)      (2,045,338)
Net assets beginning of period .................    176,642,446      186,270,780        96,990,377       99,035,715
                                                  -------------    -------------    --------------   --------------
Net assets end of period .......................  $ 146,870,390    $ 176,642,446    $   89,065,140   $   96,990,377
                                                  =============    =============    ==============   ==============
 Units issued during the period ................        428,362          773,892           377,694          765,165
 Units redeemed during the period ..............     (2,247,995)      (2,326,520)       (1,682,409)      (2,030,944)
                                                  -------------    -------------    --------------   --------------
 Net units issued/(redeemed) during period .....     (1,819,633)      (1,552,628)       (1,304,715)      (1,265,779)
                                                  =============    =============    ==============   ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          Fidelity VIP                    Fidelity VIP
                                                          Contrafund(R)                      Growth
                                                 ------------------------------- -------------------------------
                                                       2005            2004            2005            2004
                                                 --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $   (671,189)   $   (595,484)   $   (252,854)   $   (387,290)
 Net realized gain (loss) on investments .......     1,632,955          21,277      (2,019,085)     (3,084,964)
 Net change in unrealized appreciation
  (depreciation) ...............................     7,490,406       7,658,174       3,247,807       3,883,966
                                                  ------------    ------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................     8,452,172       7,083,967         975,868         411,712
                                                  ------------    ------------    ------------    ------------
Contract transactions:
 Payments received from contractowners .........     1,208,869       1,094,645         486,240         620,727
 Transfers between subaccounts, net ............     3,474,785       1,053,947      (1,880,431)     (2,486,188)
 Transfers for contract benefits and
  terminations .................................    (8,752,182)     (6,356,551)     (4,172,172)     (3,694,171)
 Annual contract charges .......................            --              --              --              --
                                                  ------------    ------------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................    (4,068,528)     (4,207,959)     (5,566,363)     (5,559,632)
                                                  ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets ..........     4,383,644       2,876,008      (4,590,495)     (5,147,920)
Net assets beginning of period .................    57,541,033      54,665,025      30,374,700      35,522,620
                                                  ------------    ------------    ------------    ------------
Net assets end of period .......................  $ 61,924,677    $ 57,541,033    $ 25,784,205    $ 30,374,700
                                                  ============    ============    ============    ============
 Units issued during the period ................       668,376         536,269         144,681         293,673
 Units redeemed during the period ..............    (1,008,610)       (950,727)       (900,281)     (1,071,974)
                                                  ------------    ------------    ------------    ------------
 Net units issued/(redeemed) during period .....      (340,234)       (414,458)       (755,600)       (778,301)
                                                  ============    ============    ============    ============


                                                          Fidelity VIP                      Franklin
                                                      Growth Opportunities              Income Securities
                                                 ------------------------------- -------------------------------
                                                       2005            2004            2005            2004
                                                 --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $     (32,992)  $     (74,795)  $    456,043    $    205,983
 Net realized gain (loss) on investments .......       (201,642)       (521,661)       563,504         218,948
 Net change in unrealized appreciation
  (depreciation) ...............................        708,906       1,036,807       (952,700)      1,256,773
                                                  -------------   -------------   ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................        474,272         440,351         66,847       1,681,704
                                                  -------------   -------------   ------------    ------------
Contract transactions:
 Payments received from contractowners .........        114,215         207,589      2,659,244       5,264,725
 Transfers between subaccounts, net ............       (815,819)     (1,060,541)     6,213,526       5,107,994
 Transfers for contract benefits and
  terminations .................................     (1,156,360)       (820,620)    (2,631,184)     (1,176,666)
 Annual contract charges .......................             --              --         (1,846)           (891)
                                                  -------------   -------------   ------------    ------------
Net increase/decrease from contract
 transactions ..................................     (1,857,964)     (1,673,572)     6,239,740       9,195,162
                                                  -------------   -------------   ------------    ------------
Net increase/(decrease) in net assets ..........     (1,383,692)     (1,233,221)     6,306,587      10,876,866
Net assets beginning of period .................      8,587,700       9,820,921     17,467,728       6,590,862
                                                  -------------   -------------   ------------    ------------
Net assets end of period .......................  $   7,204,008   $   8,587,700   $ 23,774,315    $ 17,467,728
                                                  =============   =============   ============    ============
 Units issued during the period ................         60,383          76,147        800,000         956,368
 Units redeemed during the period ..............       (327,261)       (329,514)      (334,224)       (203,594)
                                                  -------------   -------------   ------------    ------------
 Net units issued/(redeemed) during period .....       (266,878)       (253,367)       465,776         752,774
                                                  =============   =============   ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         Franklin Rising                   Franklin
                                                      Dividends Securities             Zero Coupon 2010
                                                 ------------------------------- -----------------------------
                                                       2005            2004           2005           2004
                                                 --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) ..................  $    (69,383)   $    (67,740)    $   39,224     $   52,215
 Net realized gain (loss) on investments .......       327,438         350,107        (13,730)        (3,167)
 Net change in unrealized appreciation
  (depreciation) ...............................       (62,736)        500,496        (34,069)       (35,200)
                                                  ------------    ------------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ...................................       195,319         782,863         (8,575)        13,848
                                                  ------------    ------------     ----------     ----------
Contract transactions:
 Payments received from contractowners .........     1,132,123       3,573,475        132,597        446,472
 Transfers between subaccounts, net ............       600,452       2,188,932        535,246        383,156
 Transfers for contract benefits and
  terminations .................................    (1,504,075)     (1,130,144)      (173,718)      (131,682)
 Annual contract charges .......................        (1,443)           (704)          (228)          (113)
                                                  ------------    ------------     ----------     ----------
Net increase/decrease from contract
 transactions ..................................       227,057       4,631,559        493,897        697,833
                                                  ------------    ------------     ----------     ----------
Net increase/(decrease) in net assets ..........       422,376       5,414,422        485,322        711,681
Net assets beginning of period .................    10,466,049       5,051,627      1,687,719        976,038
                                                  ------------    ------------     ----------     ----------
Net assets end of period .......................  $ 10,888,425    $ 10,466,049     $2,173,041     $1,687,719
                                                  ============    ============     ==========     ==========
 Units issued during the period ................       261,006         635,715         84,613        169,486
 Units redeemed during the period ..............      (243,526)       (253,346)       (35,093)      (100,047)
                                                  ------------    ------------     ----------     ----------
 Net units issued/(redeemed) during period .....        17,480         382,369         49,520         69,439
                                                  ============    ============     ==========     ==========


                                                       Janus Aspen Series              Janus Aspen Series
                                                            Balanced                      Flexible Bond
                                                 ------------------------------- -------------------------------
                                                       2005            2004            2005            2004
                                                 --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $    468,686    $    477,885    $    541,053    $    707,547
 Net realized gain (loss) on investments .......       444,955        (737,973)        346,705         192,012
 Net change in unrealized appreciation
  (depreciation) ...............................     2,309,885       4,080,207        (889,646)       (581,209)
                                                  ------------    ------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................     3,223,526       3,820,119          (1,888)        318,350
                                                  ------------    ------------    ------------    ------------
Contract transactions:
 Payments received from contractowners .........       933,297       1,054,218         723,849       4,516,041
 Transfers between subaccounts, net ............    (1,841,675)     (2,536,892)       (447,198)       (656,712)
 Transfers for contract benefits and
  terminations .................................    (6,718,313)     (7,281,563)     (1,921,079)     (1,090,602)
 Annual contract charges .......................            --              --          (2,827)         (2,522)
                                                  ------------    ------------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................    (7,626,691)     (8,764,237)     (1,647,255)      2,766,205
                                                  ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets ..........    (4,403,165)     (4,944,118)     (1,649,143)      3,084,555
Net assets beginning of period .................    56,124,524      61,068,642      16,794,825      13,710,270
                                                  ------------    ------------    ------------    ------------
Net assets end of period .......................  $ 51,721,359    $ 56,124,524    $ 15,145,682    $ 16,794,825
                                                  ============    ============    ============    ============
 Units issued during the period ................       226,762         365,291         139,509         473,007
 Units redeemed during the period ..............      (908,332)     (1,199,902)       (284,029)       (228,015)
                                                  ------------    ------------    ------------    ------------
 Net units issued/(redeemed) during period .....      (681,570)       (834,611)       (144,520)        244,992
                                                  ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       Janus Aspen Series              Janus Aspen Series
                                                              Forty                   International Growth
                                                 ------------------------------- -------------------------------
                                                       2005            2004            2005            2004
                                                 --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $   (498,673)   $   (465,112)   $   (161,680)   $   (160,057)
 Net realized gain (loss) on investments .......      (726,214)     (2,847,930)      1,109,951       1,359,555
 Net change in unrealized appreciation
  (depreciation) ...............................     5,483,922       9,408,317       6,024,299       2,338,454
                                                  ------------    ------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................     4,259,035       6,095,275       6,972,570       3,537,952
                                                  ------------    ------------    ------------    ------------
Contract transactions:
 Payments received from contractowners .........     1,066,660       2,503,134       1,321,989       6,774,883
 Transfers between subaccounts, net ............      (435,626)     (3,045,890)       (418,603)     (1,544,823)
 Transfers for contract benefits and
  terminations .................................    (5,939,529)     (4,122,941)     (1,918,154)     (1,611,222)
 Annual contract charges .......................        (1,635)         (1,258)         (6,070)         (4,204)
                                                  ------------    ------------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................    (5,310,130)     (4,666,955)     (1,020,838)      3,614,634
                                                  ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets ..........    (1,051,095)      1,428,320       5,951,732       7,152,586
Net assets beginning of period .................    41,860,900      40,432,580      24,302,027      17,149,441
                                                  ------------    ------------    ------------    ------------
Net assets end of period .......................  $ 40,809,805    $ 41,860,900    $ 30,253,759    $ 24,302,027
                                                  ============    ============    ============    ============
 Units issued during the period ................       430,886         445,468         335,843       2,116,887
 Units redeemed during the period ..............    (1,007,425)     (1,057,506)       (413,868)     (1,716,154)
                                                  ------------    ------------    ------------    ------------
 Net units issued/(redeemed) during period .....      (576,539)       (612,038)        (78,025)        400,733
                                                  ============    ============    ============    ============


                                                       Janus Aspen Series              Janus Aspen Series
                                                         Mid Cap Growth                 Worldwide Growth
                                                 ------------------------------- ------------------------------
                                                       2005            2004            2005           2004
                                                 --------------- --------------- --------------- --------------
From operations:
 Net investment income (loss) ..................  $   (382,752)   $   (392,826)   $     (4,534)   $   (161,382)
 Net realized gain (loss) on investments .......    (1,711,347)     (6,476,724)     (3,963,896)     (6,603,135)
 Net change in unrealized appreciation
  (depreciation) ...............................     4,960,649      11,912,624       5,312,378       7,905,597
                                                  ------------    ------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................     2,866,550       5,043,074       1,343,948       1,141,080
                                                  ------------    ------------    ------------    ------------
Contract transactions:
 Payments received from contractowners .........       710,516         887,767         736,322       1,287,590
 Transfers between subaccounts, net ............    (1,315,985)     (2,274,155)     (2,974,994)     (4,734,447)
 Transfers for contract benefits and
  terminations .................................    (3,914,770)     (3,709,171)     (5,479,378)     (5,139,755)
 Annual contract charges .......................            --              --              --              --
                                                  ------------    ------------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................    (4,520,239)     (5,095,559)     (7,718,050)     (8,586,612)
                                                  ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets ..........    (1,653,689)        (52,485)     (6,374,102)     (7,445,532)
Net assets beginning of period .................    30,122,735      30,175,220      39,761,275      47,206,807
                                                  ------------    ------------    ------------    ------------
Net assets end of period .......................  $ 28,469,046    $ 30,122,735    $ 33,387,173    $ 39,761,275
                                                  ============    ============    ============    ============
 Units issued during the period ................       249,422         349,588         207,365         374,456
 Units redeemed during the period ..............      (853,668)     (1,144,079)     (1,155,583)     (1,473,423)
                                                  ------------    ------------    ------------    ------------
 Net units issued/(redeemed) during period .....      (604,246)       (794,491)       (948,218)     (1,098,967)
                                                  ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           Lord Abbett                     Lord Abbett
                                                         Bond-Debenture                 Growth and Income
                                                 ------------------------------- -------------------------------
                                                       2005            2004            2005            2004
                                                 --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $    511,485    $    611,536    $   (291,000)   $   (238,332)
 Net realized gain (loss) on investments .......       335,069         429,788       5,125,874       1,154,975
 Net change in unrealized appreciation
  (depreciation) ...............................      (919,997)        (94,949)     (3,862,276)      4,256,780
                                                  ------------    ------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................       (73,443)        946,375         972,598       5,173,423
                                                  ------------    ------------    ------------    ------------
Contract transactions:
 Payments received from contractowners .........     1,145,767       6,479,381       3,129,037      11,969,361
 Transfers between subaccounts, net ............      (340,950)        947,615       2,056,077       7,772,922
 Transfers for contract benefits and
  terminations .................................    (1,537,412)     (1,601,572)     (5,137,513)     (3,258,411)
 Annual contract charges .......................        (3,304)         (2,468)         (6,349)         (4,191)
                                                  ------------    ------------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................      (735,899)      5,822,956          41,252      16,479,681
                                                  ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets ..........      (809,342)      6,769,331       1,013,850      21,653,104
Net assets beginning of period .................    17,114,944      10,345,613      54,720,928      33,067,824
                                                  ------------    ------------    ------------    ------------
Net assets end of period .......................  $ 16,305,602    $ 17,114,944    $ 55,734,778    $ 54,720,928
                                                  ============    ============    ============    ============
 Units issued during the period ................       156,968         885,207         714,792       2,050,883
 Units redeemed during the period ..............      (215,231)       (415,491)       (709,697)       (520,342)
                                                  ------------    ------------    ------------    ------------
 Net units issued/(redeemed) during period .....       (58,263)        469,716           5,095       1,530,541
                                                  ============    ============    ============    ============


                                                           Lord Abbett                      MFS(R)
                                                          Mid-Cap Value                 Mid Cap Growth
                                                 ------------------------------- ----------------------------
                                                       2005            2004           2005           2004
                                                 --------------- --------------- -------------- -------------
From operations:
 Net investment income (loss) ..................  $   (573,013)   $   (448,076)    $  (88,196)   $  (79,082)
 Net realized gain (loss) on investments .......     5,560,728       1,243,571        210,921       302,749
 Net change in unrealized appreciation
  (depreciation) ...............................    (1,272,009)      7,513,934        (69,223)      292,368
                                                  ------------    ------------     ----------    ----------
 Net increase/(decrease) in net assets from
  operations ...................................     3,715,706       8,309,429         53,502       516,035
                                                  ------------    ------------     ----------    ----------
Contract transactions:
 Payments received from contractowners .........     3,149,500       7,379,841        261,109     1,528,516
 Transfers between subaccounts, net ............     4,993,390      10,513,175       (215,322)      305,155
 Transfers for contract benefits and
  terminations .................................    (4,764,128)     (3,048,776)      (287,911)     (231,588)
 Annual contract charges .......................        (5,038)         (3,541)        (1,129)         (947)
                                                  ------------    ------------     ----------    ----------
Net increase/decrease from contract
 transactions ..................................     3,373,724      14,840,699       (243,253)    1,601,136
                                                  ------------    ------------     ----------    ----------
Net increase/(decrease) in net assets ..........     7,089,430      23,150,128       (189,751)    2,117,171
Net assets beginning of period .................    51,485,348      28,335,220      5,411,039     3,293,868
                                                  ------------    ------------     ----------    ----------
Net assets end of period .......................  $ 58,574,778    $ 51,485,348     $5,221,288    $5,411,039
                                                  ============    ============     ==========    ==========
 Units issued during the period ................       957,564       1,824,228         53,283       314,748
 Units redeemed during the period ..............      (692,652)       (520,414)       (81,453)     (130,446)
                                                  ------------    ------------     ----------    ----------
 Net units issued/(redeemed) during period .....       264,912       1,303,814        (28,170)      184,302
                                                  ============    ============     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MFS(R)                         MFS(R)
                                                         New Discovery                  Total Return
                                                 ----------------------------- -------------------------------
                                                      2005           2004            2005            2004
                                                 -------------- -------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................   $  (86,661)    $  (86,806)   $     80,260    $    (19,820)
 Net realized gain (loss) on investments .......      250,255        139,428       1,385,626         240,267
 Net change in unrealized appreciation
  (depreciation) ...............................      (22,523)       215,594      (1,217,346)      1,624,506
                                                   ----------     ----------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................      141,071        268,216         248,540       1,844,953
                                                   ----------     ----------    ------------    ------------
Contract transactions:
 Payments received from contractowners .........      135,481        880,723       1,812,591       4,981,873
 Transfers between subaccounts, net ............     (503,336)      (159,640)       (119,877)        772,049
 Transfers for contract benefits and
  terminations .................................     (280,865)      (373,320)     (1,753,212)     (1,111,046)
 Annual contract charges .......................         (959)          (911)         (4,502)         (3,890)
                                                   ----------     ----------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................     (649,679)       346,852         (65,000)      4,638,986
                                                   ----------     ----------    ------------    ------------
Net increase/(decrease) in net assets ..........     (508,608)       615,068         183,540       6,483,939
Net assets beginning of period .................    5,401,420      4,786,352      22,297,862      15,813,923
                                                   ----------     ----------    ------------    ------------
Net assets end of period .......................   $4,892,812     $5,401,420    $ 22,481,402    $ 22,297,862
                                                   ==========     ==========    ============    ============
 Units issued during the period ................       40,464        306,368         243,766         628,124
 Units redeemed during the period ..............     (107,094)      (265,178)       (249,356)       (198,273)
                                                   ----------     ----------    ------------    ------------
 Net units issued/(redeemed) during period .....      (66,630)        41,190          (5,590)        429,851
                                                   ==========     ==========    ============    ============


                                                            MFS(R)                       Old Mutual
                                                           Utilities                      Mid-Cap
                                                 ----------------------------- ------------------------------
                                                      2005           2004            2005           2004
                                                 -------------- -------------- --------------- --------------
From operations:
 Net investment income (loss) ..................   $  (75,759)    $  (12,831)   $   (410,296)   $   (353,047)
 Net realized gain (loss) on investments .......      561,837        143,095       2,792,479         929,057
 Net change in unrealized appreciation
  (depreciation) ...............................      525,231        906,051      (1,465,580)      2,790,618
                                                   ----------     ----------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................    1,011,309      1,036,315         916,603       3,366,628
                                                   ----------     ----------    ------------    ------------
Contract transactions:
 Payments received from contractowners .........      685,516      1,558,833       1,150,324       6,282,115
 Transfers between subaccounts, net ............    1,116,392      1,030,360        (513,674)        (97,019)
 Transfers for contract benefits and
  terminations .................................     (455,699)      (236,060)     (1,595,517)     (1,375,245)
 Annual contract charges .......................       (1,315)          (671)         (4,900)         (3,767)
                                                   ----------     ----------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................    1,344,894      2,352,462        (963,767)      4,806,084
                                                   ----------     ----------    ------------    ------------
Net increase/(decrease) in net assets ..........    2,356,203      3,388,777         (47,164)      8,172,712
Net assets beginning of period .................    5,821,016      2,432,239      24,512,040      16,339,328
                                                   ----------     ----------    ------------    ------------
Net assets end of period .......................   $8,177,219     $5,821,016    $ 24,464,876    $ 24,512,040
                                                   ==========     ==========    ============    ============
 Units issued during the period ................      205,954        239,700         154,254         673,491
 Units redeemed during the period ..............     (117,045)       (54,212)       (227,263)       (266,937)
                                                   ----------     ----------    ------------    ------------
 Net units issued/(redeemed) during period .....       88,909        185,488         (73,009)        406,554
                                                   ==========     ==========    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          Old Mutual                     Oppenheimer
                                                         Select Value                 Global Securities
                                                 ----------------------------- -------------------------------
                                                      2005           2004            2005            2004
                                                 -------------- -------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................   $   14,587     $   27,408    $   (212,708)    $  (117,952)
 Net realized gain (loss) on investments .......      133,436         31,679         993,566         287,803
 Net change in unrealized appreciation
  (depreciation) ...............................       (6,967)        16,095       3,261,494       3,167,871
                                                   ----------     ----------    ------------     -----------
 Net increase/(decrease) in net assets from
  operations ...................................      141,056         75,182       4,042,352       3,337,722
                                                   ----------     ----------    ------------     -----------
Contract transactions:
 Payments received from contractowners .........      228,551      1,046,216       2,788,359       7,409,779
 Transfers between subaccounts, net ............     (174,197)      (144,717)      6,370,703       9,136,716
 Transfers for contract benefits and
  terminations .................................     (415,869)      (258,946)     (2,847,286)       (987,274)
 Annual contract charges .......................         (718)          (741)         (3,109)         (1,145)
                                                   ----------     ----------    ------------     -----------
Net increase/decrease from contract
 transactions ..................................     (362,233)       641,812       6,308,667      15,558,076
                                                   ----------     ----------    ------------     -----------
Net increase/(decrease) in net assets ..........     (221,177)       716,994      10,351,019      18,895,798
Net assets beginning of period .................    5,055,224      4,338,230      26,369,228       7,473,430
                                                   ----------     ----------    ------------     -----------
Net assets end of period .......................   $4,834,047     $5,055,224    $ 36,720,247     $26,369,228
                                                   ==========     ==========    ============     ===========
 Units issued during the period ................       57,092        142,569         708,600       1,384,560
 Units redeemed during the period ..............      (93,875)       (68,703)       (317,603)       (277,589)
                                                   ----------     ----------    ------------     -----------
 Net units issued/(redeemed) during period .....      (36,783)        73,866         390,997       1,106,941
                                                   ==========     ==========    ============     ===========


                                                          Oppenheimer                  Premier VIT
                                                         Main Street(R)               OpCap Equity
                                                 ------------------------------ -------------------------
                                                       2005           2004          2005         2004
                                                 --------------- -------------- ------------ ------------
From operations:
 Net investment income (loss) ..................  $     (27,695)   $  (61,504)   $  (8,279)   $  (2,845)
 Net realized gain (loss) on investments .......        292,367       111,048       10,429          239
 Net change in unrealized appreciation
  (depreciation) ...............................         49,554       464,756       52,106       98,153
                                                  -------------    ----------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ...................................        314,226       514,300       54,256       95,547
                                                  -------------    ----------    ---------    ---------
Contract transactions:
 Payments received from contractowners .........        632,082     2,747,103       12,580        6,780
 Transfers between subaccounts, net ............        (27,773)    1,369,784         (523)      (7,000)
 Transfers for contract benefits and
  terminations .................................     (1,053,637)     (618,161)     (72,450)     (39,030)
 Annual contract charges .......................         (1,046)         (507)        (368)        (413)
                                                  -------------    ----------    ---------    ---------
Net increase/decrease from contract
 transactions ..................................       (450,374)    3,498,219      (60,761)     (39,663)
                                                  -------------    ----------    ---------    ---------
Net increase/(decrease) in net assets ..........       (136,148)    4,012,519       (6,505)      55,884
Net assets beginning of period .................      8,015,543     4,003,024      990,473      934,589
                                                  -------------    ----------    ---------    ---------
Net assets end of period .......................  $   7,879,395    $8,015,543    $ 983,968    $ 990,473
                                                  =============    ==========    =========    =========
 Units issued during the period ................        124,034       398,728          756          354
 Units redeemed during the period ..............       (158,023)      (98,435)      (1,956)      (1,210)
                                                  -------------    ----------    ---------    ---------
 Net units issued/(redeemed) during period .....        (33,989)      300,293       (1,200)        (856)
                                                  =============    ==========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          Premier VIT                 Premier VIT
                                                         OpCap Managed              OpCap Small Cap
                                                 ----------------------------- --------------------------
                                                      2005           2004           2005         2004
                                                 -------------- -------------- ------------- ------------
From operations:
 Net investment income (loss) ..................   $   (5,311)    $   21,916    $    (9,958)  $  (9,702)
 Net realized gain (loss) on investments .......      332,332         (6,760)       153,459      18,427
 Net change in unrealized appreciation
  (depreciation) ...............................       12,202        810,830       (156,510)    114,953
                                                   ----------     ----------    -----------   ---------
 Net increase/(decrease) in net assets from
  operations ...................................      339,223        825,986        (13,009)    123,678
                                                   ----------     ----------    -----------   ---------
Contract transactions:
 Payments received from contractowners .........       23,440         20,231         10,280       8,180
 Transfers between subaccounts, net ............     (105,343)        (6,000)       (31,647)     13,000
 Transfers for contract benefits and
  terminations .................................     (774,813)      (830,334)      (121,315)    (66,520)
 Annual contract charges .......................       (4,356)        (4,903)          (439)       (511)
                                                   ----------     ----------    -----------   ---------
Net increase/decrease from contract
 transactions ..................................     (861,072)      (821,006)      (143,121)    (45,851)
                                                   ----------     ----------    -----------   ---------
Net increase/(decrease) in net assets ..........     (521,849)         4,980       (156,130)     77,827
Net assets beginning of period .................    9,333,248      9,328,268        877,032     799,205
                                                   ----------     ----------    -----------   ---------
Net assets end of period .......................   $8,811,399     $9,333,248    $   720,902   $ 877,032
                                                   ==========     ==========    ===========   =========
 Units issued during the period ................        5,853          1,751            827         378
 Units redeemed during the period ..............      (19,799)       (15,897)        (3,352)     (1,293)
                                                   ----------     ----------    -----------   ---------
 Net units issued/(redeemed) during period .....      (13,946)        14,146         (2,525)       (915)
                                                   ==========     ==========    ===========   =========


                                                              PIMCO                           PIMCO
                                                     Global Bond (Unhedged)                Real Return
                                                 ------------------------------- -------------------------------
                                                       2005            2004            2005            2004
                                                 --------------- --------------- ---------------- --------------
From operations:
 Net investment income (loss) ..................  $    234,223    $     62,349    $    1,027,402   $   (387,150)
 Net realized gain (loss) on investments .......       547,381       1,863,255         1,832,947      3,216,041
 Net change in unrealized appreciation
  (depreciation) ...............................    (2,840,164)        109,596        (2,411,147)     2,243,924
                                                  ------------    ------------    --------------   ------------
 Net increase/(decrease) in net assets from
  operations ...................................    (2,058,560)      2,035,200           449,202      5,072,815
                                                  ------------    ------------    --------------   ------------
Contract transactions:
 Payments received from contractowners .........     1,441,898       5,550,670         4,651,385     12,626,404
 Transfers between subaccounts, net ............       930,462       2,508,546         4,321,208      7,175,468
 Transfers for contract benefits and
  terminations .................................    (2,389,119)     (1,993,452)      (10,380,779)    (7,339,613)
 Annual contract charges .......................        (3,098)         (2,295)           (8,732)        (7,471)
                                                  ------------    ------------    --------------   ------------
Net increase/decrease from contract
 transactions ..................................       (19,857)      6,063,469        (1,416,918)    12,454,788
                                                  ------------    ------------    --------------   ------------
Net increase/(decrease) in net assets ..........    (2,078,417)      8,098,669          (967,716)    17,527,603
Net assets beginning of period .................    24,940,283      16,841,614        80,038,616     62,511,013
                                                  ------------    ------------    --------------   ------------
Net assets end of period .......................  $ 22,861,866    $ 24,940,283    $   79,070,900   $ 80,038,616
                                                  ============    ============    ==============   ============
 Units issued during the period ................       357,017         890,201         1,055,590      2,384,208
 Units redeemed during the period ..............      (361,649)       (432,221)       (1,167,544)    (1,384,981)
                                                  ------------    ------------    --------------   ------------
 Net units issued/(redeemed) during period .....        (4,632)        457,980          (111,954)       999,227
                                                  ============    ============    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              PIMCO                      ProFund VP
                                                  StocksPLUS Growth and Income              Bear
                                                 ------------------------------- ---------------------------
                                                       2005            2004           2005          2004
                                                 --------------- --------------- ------------- -------------
From operations:
 Net investment income (loss) ..................  $    225,449    $     20,576    $    (8,498)  $    (8,087)
 Net realized gain (loss) on investments .......     1,167,713         544,626        (40,731)      (45,096)
 Net change in unrealized appreciation
  (depreciation) ...............................      (772,413)      2,484,095         36,446       (25,805)
                                                  ------------    ------------    -----------   -----------
 Net increase/(decrease) in net assets from
  operations ...................................       620,749       3,049,297        (12,783)      (78,988)
                                                  ------------    ------------    -----------   -----------
Contract transactions:
 Payments received from contractowners .........     2,061,215      11,767,680        228,873       193,928
 Transfers between subaccounts, net ............      (671,028)        672,491       (196,454)      689,802
 Transfers for contract benefits and
  terminations .................................    (3,019,655)     (1,948,307)       (42,440)     (563,102)
 Annual contract charges .......................        (7,774)         (5,723)           (89)          (45)
                                                  ------------    ------------    -----------   -----------
Net increase/decrease from contract
 transactions ..................................    (1,637,242)     10,486,141        (10,110)      320,583
                                                  ------------    ------------    -----------   -----------
Net increase/(decrease) in net assets ..........    (1,016,493)     13,535,438        (22,893)      241,595
Net assets beginning of period .................    38,812,954      25,277,516        429,156       187,561
                                                  ------------    ------------    -----------   -----------
Net assets end of period .......................  $ 37,796,461    $ 38,812,954    $   406,263   $   429,156
                                                  ============    ============    ===========   ===========
 Units issued during the period ................       278,064       1,335,469        151,235       294,819
 Units redeemed during the period ..............      (423,355)       (348,127)      (152,655)     (258,213)
                                                  ------------    ------------    -----------   -----------
 Net units issued/(redeemed) during period .....      (145,291)        987,342         (1,420)       36,606
                                                  ============    ============    ===========   ===========


                                                           ProFund VP                      ProFund VP
                                                    Rising Rates Opportunity                UltraBull
                                                 ------------------------------- -------------------------------
                                                       2005            2004            2005            2004
                                                 --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................  $    (150,448)  $   (162,361)   $    (143,397)  $    (143,215)
 Net realized gain (loss) on investments .......       (572,329)      (268,930)       1,010,894       1,626,557
 Net change in unrealized appreciation
  (depreciation) ...............................       (360,669)    (1,201,912)        (823,554)       (253,289)
                                                  -------------   ------------    -------------   -------------
 Net increase/(decrease) in net assets from
  operations ...................................     (1,083,446)    (1,633,203)          43,943       1,230,053
                                                  -------------   ------------    -------------   -------------
Contract transactions:
 Payments received from contractowners .........        587,624      2,625,132          465,268       3,416,831
 Transfers between subaccounts, net ............       (815,687)     2,701,916         (869,596)        576,850
 Transfers for contract benefits and
  terminations .................................       (980,668)    (1,301,152)      (1,087,446)     (1,971,272)
 Annual contract charges .......................           (808)          (615)            (971)           (565)
                                                  -------------   ------------    -------------   -------------
Net increase/decrease from contract
 transactions ..................................     (1,209,539)     4,025,281       (1,492,745)      2,021,844
                                                  -------------   ------------    -------------   -------------
Net increase/(decrease) in net assets ..........     (2,292,985)     2,392,078       (1,448,802)      3,251,897
Net assets beginning of period .................     11,819,009      9,426,931        9,342,027       6,090,130
                                                  -------------   ------------    -------------   -------------
Net assets end of period .......................  $   9,526,024   $ 11,819,009    $   7,893,225   $   9,342,027
                                                  =============   ============    =============   =============
 Units issued during the period ................        173,312        713,913          118,811         859,662
 Units redeemed during the period ..............       (323,568)      (322,550)        (214,387)       (700,342)
                                                  -------------   ------------    -------------   -------------
 Net units issued/(redeemed) during period .....       (150,256)       391,363          (95,576)        159,320
                                                  =============   ============    =============   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                         Van Kampen UIF
                                                     Emerging Markets Equity
                                                 -------------------------------
                                                       2005            2004
                                                 --------------- ---------------
From operations:
 Net investment income (loss) ..................   $  (111,350)   $     (54,744)
 Net realized gain (loss) on investments .......       503,954          393,435
 Net change in unrealized appreciation
  (depreciation) ...............................     2,038,911          961,283
                                                   -----------    -------------
 Net increase/(decrease) in net assets from
  operations ...................................     2,431,515        1,299,974
                                                   -----------    -------------
Contract transactions:
 Payments received from contractowners .........       644,226        2,467,122
 Transfers between subaccounts, net ............       326,153           77,337
 Transfers for contract benefits and
  terminations .................................      (544,205)        (739,249)
 Annual contract charges .......................        (1,856)          (1,105)
                                                   -----------    -------------
Net increase/decrease from contract
 transactions ..................................       424,318        1,804,105
                                                   -----------    -------------
Net increase/(decrease) in net assets ..........     2,855,833        3,104,079
Net assets beginning of period .................     7,584,712        4,480,633
                                                   -----------    -------------
Net assets end of period .......................   $10,440,545    $   7,584,712
                                                   ===========    =============
 Units issued during the period ................       246,483        1,268,587
 Units redeemed during the period ..............      (217,900)      (1,114,611)
                                                   -----------    -------------
 Net units issued/(redeemed) during period .....        28,583          153,976
                                                   ===========    =============


                                                        Van Kampen UIF                 Van Kampen UIF
                                                      Global Value Equity             U.S. Real Estate
                                                 ----------------------------- -------------------------------
                                                      2005           2004            2005            2004
                                                 -------------- -------------- --------------- ---------------
From operations:
 Net investment income (loss) ..................   $  (46,398)    $  (55,829)   $    (93,743)   $     22,918
 Net realized gain (loss) on investments .......      270,146        161,234       3,366,101       1,045,061
 Net change in unrealized appreciation
  (depreciation) ...............................      105,323        640,106       1,967,106       6,129,302
                                                   ----------     ----------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ...................................      329,071        745,511       5,239,464       7,197,281
                                                   ----------     ----------    ------------    ------------
Contract transactions:
 Payments received from contractowners .........      350,014      1,705,633       2,171,164       4,859,808
 Transfers between subaccounts, net ............      204,973        424,752       3,086,005       6,235,771
 Transfers for contract benefits and
  terminations .................................     (389,946)      (603,705)     (3,189,222)     (1,977,431)
 Annual contract charges .......................       (1,081)          (904)         (3,904)         (2,423)
                                                   ----------     ----------    ------------    ------------
Net increase/decrease from contract
 transactions ..................................      163,960      1,525,776       2,064,043       9,115,725
                                                   ----------     ----------    ------------    ------------
Net increase/(decrease) in net assets ..........      493,031      2,271,287       7,303,507      16,313,006
Net assets beginning of period .................    7,417,510      5,146,223      31,937,905      15,624,899
                                                   ----------     ----------    ------------    ------------
Net assets end of period .......................   $7,910,541     $7,417,510    $ 39,241,412    $ 31,937,905
                                                   ==========     ==========    ============    ============
 Units issued during the period ................      311,360        456,131         588,085       1,000,007
 Units redeemed during the period ..............     (296,614)      (307,791)       (462,139)       (356,524)
                                                   ----------     ----------    ------------    ------------
 Net units issued/(redeemed) during period .....       14,746        148,340         125,946         643,483
                                                   ==========     ==========    ============    ============

-------
(a) EQ/Boston Advisors Equity was substitued for EQ/MONY Equity Income on September 9, 2005. (See Note 5)
(b) Commenced operations on September 9, 2005
(c) EQ/Calvert Socially Responsible was substitued for EQ/Enterprise Global Socially Responsible on September 9, 2005. (See Note 5)
(d) EQ/Capital Guardian Research was substitued for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005. (See Note 5)
(e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005. (See Note 5)
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005. (See Note 5)
(g) EQ/Mercury Basic Value Equity was substituted for EQ/Enterprise Deep Value on September 9, 2005. (See Note 5)
(h) EQ/MONY Money Market was substituted for EQ/Money Market on
    September 9, 2005. (See Note 5)
(i) EQ/Montag & Caldwell was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005. (See Note 5).
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS


1. Organization and Business

MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Financial.

The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONYMaster, MONY Value Master, MONY Custom Master and MONY Variable Annuity), collectively, the "Variable Annuity Policies." These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company.

There are sixty-five MONY America Variable Annuity subaccounts within the Variable Account, and each invests in only a corresponding portfolio of AIM Variable Insurance Funds, the Alger American Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, Old Mutual Insurance Series Fund, Premier VIT (formerly PIMCO Advisors VIT), PIMCO Variable Insurance Trust, ProFunds, or the Universal Institutional Funds, Inc. (collectively, "the Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004 the Variable Account invested in the MONY Series Fund (the "Fund") and Enterprise Accumulation Trust (the "Trust"). Effective July 9, 2004 the Fund and the Trust merged into EQAT. The Fund and the Trust were affiliated with MONY America.

The Variable Account consists of the following variable investment options:

o AIM V.I. Basic Value
o AIM V.I. Financial Services
o AIM V.I. Global Health Care(1)
o AIM V.I. Mid Cap Core Equity
o AIM V.I. Technology
o Alger American Balanced
o Alger American MidCap Growth
o Dreyfus IP Small Cap Stock Index
o Dreyfus Socially Responsible Growth Fund, Inc.
o Dreyfus Stock Index Fund, Inc.
o EQ/Bear Stearns Small Company Growth(2)
o EQ/Boston Advisors Equity Income(3)
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Research
o EQ/Caywood-Scholl High Yield Bond(4)
o EQ/Enterprise Moderate Allocation
o EQ/GAMCO Mergers and Acquisitions(5)
o EQ/GAMCO Small Company Value(6)
o EQ/Government Securities(7)
o EQ/Intermediate Term Bond(8)
o EQ/International Growth(9)
o EQ/Long Term Bond(10)
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Money Market
o EQ/Montag & Caldwell Growth(11)
o EQ/PIMCO Real Return(12)
o EQ/Short Duration Bond(13)
o EQ/TCW Equity(14)
----------
o EQ/UBS Growth and Income(15)
o Fidelity VIP Contrafund(R)
o Fidelity VIP Growth
o Fidelity VIP Growth Opportunities
o Franklin Income Securities
o Franklin Rising Dividends Securities
o Franklin Zero Coupon 2010
o Janus Aspen Series Balanced
o Janus Aspen Series Flexible Bond(16)
o Janus Aspen Series Forty(17)
o Janus Aspen Series International Growth
o Janus Aspen Series Mid Cap Growth
o Janus Aspen Series Worldwide Growth
o Lord Abbett Bond-Debenture
o Lord Abbett Growth and Income
o Lord Abbett Mid-Cap Value
o MFS(R) Mid Cap Growth
o MFS(R) New Discovery
o MFS(R) Total Return
o MFS(R) Utilities
o Old Mutual Mid-Cap(18)
o Old Mutual Select Value(19)
o Oppenheimer Global Securities
o Oppenheimer Main Street(R)
o PIMCO Global Bond (Unhedged)
o PIMCO Real Return
o PIMCO StocksPLUS Growth and Income
o Premier VIT OpCap Equity(20)
o Premier VIT OpCap Managed(20)

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


1. Organization and Business (Concluded)

o Premier VIT OpCap Small Cap(20)       o Van Kampen UIF Emerging Markets Equity
o ProFund VP Bear                       o Van Kampen UIF Global Value Equity
o ProFund VP Rising Rates Opportunity   o Van Kampen UIF U.S. Real Estate
o ProFund VP UltraBull

(1)   Formerly known as AIM V.I. Health Sciences
(2)   Formerly known as EQ/Enterprise Small Company Growth
(3)   Formerly known as EQ/Enterprise Equity Income
(4)   Formerly known as EQ/Enterprise High Yield Bond
(5)   Formerly known as EQ/Enterprise Mergers and Acquisitions
(6)   Formerly known as EQ/Enterprise Small Company Value
(7)   Formerly known as EQ/MONY Government Securities
(8)   Formerly known as EQ/MONY Intermediate Term Bond
(9)   Formerly known as EQ/Enterprise International Growth
(10)  Formerly known as EQ/MONY Long Term Bond
(11)  Formerly known as EQ/Enterprise Growth
(12)  Formerly known as EQ/Enterprise Total Return
(13)  Formerly known as EQ/Enterprise Short Duration Bond
(14)  Formerly known as EQ/Enterprise Equity
(15)  Formerly known as EQ/Enterprise Growth and Income
(16)  Formerly known as EQ/Janus Aspen Series Flexible Income
(17)  Formerly known as Janus Aspen Series Capital Appreciation
(18)  Formerly known as PBHG Mid-Cap
(19)  Formerly known as PBHG Select Value
(20)  Formerly known as PIMCO Advisors

These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the contractowners.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain reclassifications have been made in the amounts presented in prior periods to conform those periods to current presentation.

Investments:

The investment in shares of each of the respective Funds is stated at value, which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For EQ/Money Market, the net asset value is based on the amortized cost of the securities held, which approximates market value.

Investment Transactions and Investment Income:

Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gain and losses on the redemptions of investments in the Funds (determined on the identified cost basis), and (2) distributions representing the net realized gains on investments transactions.

Due to and Due From:

Amounts due to/from MONY America and amounts due to/from respective funds generally represent premiums, surrenders and death benefits, as well as amounts transferred among the various funds by contract holders.

Contract Payments and Transfers:

Payments received from contractowners represent contractowners contributions under the Variable Annuity Policies (but exclude amounts allocated to the Guaranteed Interest Account with Market Value Adjustment, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes.

Transfers between funds including the Guaranteed Interest Account with Market Value Adjustment, net, are amounts that contractowners

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


2. Significant Accounting Policies (Concluded)

have directed to be moved among funds including permitted transfers to and from the Guaranteed Interest Account with Market Value Adjustment. The net assets of any variable investment may not be less than the aggregate of the contractowner accounts allocated to that variable investment option. Additional assets are set-aside in MONY America's General Account to provide for other policy benefits, as required by state law. MONY America's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract maintenance charges are administrative charges, if applicable.

Taxes:

MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.


3. Related Party Transactions

MONY America is the legal owner of the assets held by the Variable Account. However, the portion of the Variable Account's assets attributable to the Variable Annuity Policies will not be chargeable with liabilities arising out of any other business MONY America may conduct.

Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

With respect to certain variable contracts, a periodic deduction is made from the total amount under the Policy in each subaccount ("fund value") for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the contractowners. These deductions are treated by the Variable Account as contractowner redemptions. For the year ended December 31, 2005 the amount deducted for such purposes for all MONY America Variable Account subaccounts was $353,929,591.

MONY America receives amounts deducted for mortality and expense at an annual rate of 1.20% to 2.85% of average daily net assets from each subaccount in the Variable Account.

MONY America received administrative fees directly from certain Funds for maintaining and servicing contractowner's accounts. During the year ended December 31, 2005, MONY America received $2,146,968 in aggregate from certain Funds in connection with the MONY America subaccounts.

Investment Manager and Advisors:

EQAT has the right to issue two classes of shares--Class A and Class B. The two classes of shares are identical, with the exception that Class B shares are subject to distribution fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of EQAT, and receives fees for performing services in that capacity. As investment manager, AXA Equitable either oversees the activities of the investment advisors to the portfolios of EQAT, or directly manages the portfolios. Fees generally vary depending on net asset levels and range from a low of 0.25% to a high of 1.00% of average daily net assets. AXA Equitable, as investment manager, pays expenses for providing investment advisory services to the portfolios, including the fees of the advisors of each portfolio.

In the fourth quarter of 2005 AXA Financial completed its sale of The Advest Group to Merrill Lynch, Pierce, Fenner & Smith. Boston Advisors is the Advest Group's investment advisory firm, and served as investment advisor to certain EQAT Portfolios: EQ/Boston Advisors Equity Income, EQ/Government Securities, EQ/Intermediate Term Bond, EQ/Money Market, and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

Contract Distribution and Principal Underwriter:

During the year ended December 31, 2004, and the period January 1, 2005 through June 5, 2005, MONY Securities Corporation ("MONY Securities") served as distributor and principal underwriter of the Variable Annuity Policies and the Variable Account. Effective June 6, 2005,

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


3. Related Party Transactions (Concluded)

subsequent to regulatory approval, registered representatives of MONY Securities became registered representatives of AXA Advisors, LLC ("AXA Advisors"). Further, AXA Advisors and AXA Distributors, LLC ("Distributors") replaced MONY Securities as distributors of the Variable Annuity Policies and principal underwriters of the Variable Account.

AXA Advisors is an affiliate of MONY America and AXA Equitable; Distributors is an affiliate of MONY America and an indirect wholly-owned subsidiary of AXA Equitable. They are registered with the U.S. Securities and Exchange Commission as broker-dealers and are members of the National Association of Securities Dealers, Inc. AXA Advisors and Distributors received distribution fees under the rule 12b-1 Plans described above for providing distribution and shareholder services to the Portfolios. During the period January 1, 2005 through June 5, 2005 MONY Securities received these fees for serving as distributor of the Variable Annuity Policies.


4. Investment Transactions

Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2005 were as follows:

                                                            Cost of Shares      Proceeds from
                                                               Acquired        Shares Redeemed
                                                           ----------------   ----------------
AIM V.I. Basic Value ...................................     $  2,335,014        $ 2,458,899
AIM V.I. Financial Services ............................          351,658            390,314
AIM V.I. Global Health Care ............................          725,730            948,925
AIM V.I. Mid Cap Core Equity ...........................        2,447,932          1,753,357
AIM V.I. Technology ....................................          143,220            343,019
Alger American Balanced ................................        1,236,342          2,054,828
Alger American MidCap Growth ...........................        3,879,270          4,453,360
Dreyfus IP Small Cap Stock Index .......................        1,719,676          1,280,969
Dreyfus Socially Responsible Growth Fund, Inc. .........           98,660          1,370,060
Dreyfus Stock Index Fund, Inc. .........................        2,294,350         14,328,351
EQ/Bear Stearns Small Company Growth ...................        3,171,449         12,151,141
EQ/Boston Advisors Equity Income .......................        9,190,430          7,849,652
EQ/Calvert Socially Responsible ........................        1,184,257            109,144
EQ/Capital Guardian Research ...........................          832,217              2,349
EQ/Caywood-Scholl High Yield Bond ......................        4,161,351         11,946,846
EQ/Enterprise Moderate Allocation ......................       14,043,098         86,622,145
EQ/GAMCO Mergers and Acquisitions ......................        1,914,360            868,018
EQ/GAMCO Small Company Value ...........................       26,216,647         54,555,076
EQ/Government Securities ...............................        6,562,643         18,190,703
EQ/Intermediate Term Bond ..............................        3,749,568         10,473,223
EQ/International Growth ................................        1,980,666          6,184,927
EQ/Long Term Bond ......................................        5,052,733         16,064,538
EQ/Marsico Focus .......................................       35,983,801          2,350,436
EQ/Mercury Basic Value Equity ..........................        3,480,235            200,400
EQ/Money Market ........................................      113,496,121         20,515,653
EQ/Montag & Caldwell Growth ............................       61,577,584         38,850,399
EQ/PIMCO Real Return ...................................        2,523,167          4,305,129
EQ/Short Duration Bond .................................        1,882,977          2,276,555
EQ/TCW Equity ..........................................        5,027,743         38,687,909
EQ/UBS Growth and Income ...............................        2,052,108         17,027,484
Fidelity VIP Contrafund(R) .............................        3,541,877          8,270,792
Fidelity VIP Growth ....................................          348,525          6,167,742
Fidelity VIP Growth Opportunities ......................          336,727          2,227,683
Franklin Income Securities .............................       10,041,105          3,277,529
Franklin Rising Dividends Securities ...................        2,899,021          2,672,636
Franklin Zero Coupon 2010 ..............................          885,695            351,461
Janus Aspen Series Balanced ............................        1,737,802          8,895,807
Janus Aspen Series Flexible Bond .......................        2,368,853          3,012,255

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


4. Investment Transactions (Continued)


                                                     Cost of Shares     Proceeds from
                                                        Acquired       Shares Redeemed
                                                    ---------------   ----------------
Janus Aspen Series Forty ........................     $ 2,993,992        $ 8,802,795
Janus Aspen Series International Growth .........       2,806,799          3,989,317
Janus Aspen Series Mid Cap Growth ...............         501,982          5,404,973
Janus Aspen Series Worldwide Growth .............         670,126          8,392,710
Lord Abbett Bond-Debenture ......................       2,558,547          2,610,713
Lord Abbett Growth and Income ...................       9,059,020          6,031,653
Lord Abbett Mid-Cap Value .......................      12,410,434          6,170,354
MFS(R) Mid Cap Growth ...........................         434,178            765,627
MFS(R) New Discovery ............................         332,447          1,068,787
MFS(R) Total Return .............................       3,561,650          2,657,672
MFS(R) Utilities ................................       2,886,011          1,616,876
Old Mutual Mid-Cap ..............................       3,198,588          2,724,027
Old Mutual Select Value .........................         567,647            915,293
Oppenheimer Global Securities ...................       9,456,966          3,361,007
Oppenheimer Main Street(R) ......................       1,456,644          1,934,713
Premier VIT OpCap Equity ........................          39,782            108,822
Premier VIT OpCap Managed .......................         693,386          1,272,309
Premier VIT OpCap Small Cap .....................         156,875            198,308
PIMCO Global Bond (Unhedged) ....................       4,702,820          4,158,680
PIMCO Real Return ...............................      11,764,325         11,287,822
PIMCO StocksPLUS Growth and Income ..............       2,945,603          4,357,396
ProFund VP Bear .................................       1,050,279          1,068,887
ProFund VP Rising Rates Opportunity .............       1,298,470          2,658,457
ProFund VP UltraBull ............................       2,468,499          3,138,132
Van Kampen UIF Emerging Markets Equity ..........       2,871,542          2,558,574
Van Kampen UIF Global Value Equity ..............       4,188,179          4,017,611
Van Kampen UIF U.S. Real Estate .................       8,471,107          5,542,059

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations

Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.



--------------------------------------------------------------------------------
 September 9, 2004          Removed Portfolio             Surviving Portfolio
--------------------------------------------------------------------------------
                           EQ/Enterprise
                           Capital Appreciation          EQ/Marsico Focus
--------------------------------------------------------------------------------
Shares -- Class B            4,855,499                      2,371,737
Value -- Class B           $      7.41                   $      15.17
Net assets before merger   $35,979,247                   $         --
Net assets after merger    $        --                   $ 35,979,247
--------------------------------------------------------------------------------
                           EQ/Enterprise                 EQ/Mercury Basic
                           Deep Value                    Value Equity
--------------------------------------------------------------------------------
Shares -- Class B              254,855                        218,283
Value -- Class B           $     13.31                   $      15.54
Net assets before merger   $ 3,392,120                   $         --
Net assets after merger    $        --                   $  3,392,120
--------------------------------------------------------------------------------
                           EQ/Enterprise
                           Global Socially               EQ/Calvert Socially
                           Responsive                    Responsible
--------------------------------------------------------------------------------
Shares -- Class B              100,410                        141,972
Value -- Class B           $     11.58                   $       8.19
Net assets before merger   $ 1,162,749                   $         --
Net assets after merger    $        --                   $  1,162,749
--------------------------------------------------------------------------------
                           EQ/Enterprise Multi-          EQ/Montag &
                           Cap Growth                    Caldwell Growth
--------------------------------------------------------------------------------
Shares -- Class B            4,845,514                      8,025,676
Value -- Class B           $      8.53                   $       5.15
Net assets before merger   $41,332,233                   $175,510,673
Net assets after merger    $        --                   $216,842,906
--------------------------------------------------------------------------------
                           EQ/MONY                       EQ/Capital
                           Diversified                   Guardian Research
--------------------------------------------------------------------------------
Shares -- Class A               18,739                         17,783
Value -- Class A           $     11.72                   $      12.35
Net assets before merger   $   219,622                   $         --
Net assets after merger    $        --                   $    219,622
--------------------------------------------------------------------------------
                           EQ/MONY Equity                EQ/Capital
                           Growth                        Guardian Research
--------------------------------------------------------------------------------
Shares -- Class A               19,426                         31,994
Value -- Class A           $     20.34                   $      12.35
Net assets before merger   $   395,126                   $         --
Net assets after merger    $        --                   $    395,126
--------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations (Concluded)


--------------------------------------------------------------------------------
 September 9, 2004          Removed Portfolio         Surviving Portfolio
--------------------------------------------------------------------------------
                                                     EQ/Boston
                           EQ/MONY Equity            Advisors Equity
                           Income                    Income
--------------------------------------------------------------------------------
Share -- Class A                37,619                    89,578
Share -- Class B                    --                 9,248,169
Value -- Class A           $     15.43               $      6.48
Value -- Class B           $        --               $      6.49
Net assets before merger   $   580,462               $60,020,617
Net assets after merger    $        --               $60,601,079
--------------------------------------------------------------------------------
                           EQ/MONY Money
                           Market                     EQ/Money Market
--------------------------------------------------------------------------------
Shares -- Class A           98,517,892                98,517,892
Value -- Class A           $      1.00               $      1.00
Net assets before merger   $98,517,892               $        --
Net assets after merger    $        --               $98,517,892
--------------------------------------------------------------------------------

Effective March 24, 2005 Premier VIT OpCap U.S. (formerly known as PIMCO Advisors VIT OpCap U.S. Government Income) Government Income was removed from the Variable Account as a variable investment option. Contractowners were notified prior to the removal of the variable investment option and were given the opportunity to reallocate amounts in Premier VIT OpCap U.S. Government Income among the other variable investment options in the Variable Account. Any amounts remaining in the investment option on March 24, 2005 were defaulted to EQ/Money Market.

Effective September 9, 2005, as part of a reorganization, EQ/Enterprise Managed became EQ/Enterprise Moderate Allocation. This reorganization changed the strategy to that of an allocation portfolio. The reorganization had no effect on the value of shareholder's units, and did not constitute a taxable event.

Effective May 1, 2004, INVESCO VIF Telecommunications Portfolio was merged into INVESCO VIF Technology Fund as part of a reorganization. Subsequent to the reorganization, INVESCO VIF Technology became known as AIM V.I. Technology Fund. There was no change in investment objective, management structure or management fee expenses. The reorganization had no effect on the value of shareholders' units, and the transaction did not constitute a taxable event.


6. Financial Highlights

The unique combination of features within the Variable Annuity Policies result in varied fee structures. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

Financial highlights for the years ended December 31, 2005 and 2004 are presented in the same table. The tables for the years ended December 31, 2003 and prior are presented individually. Upon the adoption of the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies for the year ended December 31, 2003, which requires the disclosure of ranges for certain financial highlight information, the range of expense ratios was presented only for those product designs that had units outstanding during the year. For the year ended December 31, 2004 and going forward, the range of expense ratios is presented across all product designs offered within each subaccount. Therefore, the expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowners within each subaccount.

During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolio of the Funds. The financial highlights for the years ended December 31, 2003 and prior are presented for each portfolio of the Funds rather than each Variable Annuity Policy, as if the accounts were combined on January 1, 2003. Combining these subaccounts had no effect on the net assets of the subaccounts or the unit values of the Variable Annuity Policies.

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

Contractowner Charges:

Mortality & Expense Charge: This charge is deducted daily from the net assets of the Variable Accounts, and ranges from a low of 1.20% to a high of 2.85%.

Annual Contract Charge: This charge is deducted from the fund value, and ranges from a low of $0 to a high of $30.

Transfer Charge: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the contractowner. The charge would be deducted from the fund value.

Surrender Charge: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of fund value, based on a grading schedule.


                                                                           At December 31,
                                     --------------------------------------------------------------------------------------------
                                               Units                           Unit Value                        Net Assets
                                            Outstanding                     Lowest to Highest                       (000)
                                     ------------------------- -------------------------------------------  ---------------------
                                         2005         2004              2005                  2004             2005       2004
                                     ------------ ------------ --------------------- ---------------------  ---------- ----------
AIM V.I. Basic Value ...............  1,112,555    1,116,875   $13.59 to $14.40      $13.22 to $13.78       $15,557    $14,999
AIM V.I. Financial Services ........    260,439      263,257   11.72 to 12.89        11.20 to 12.52           3,111      3,021
AIM V.I. Global Health Care ........    464,986      477,569   11.64 to 12.69        10.89 to 12.07           5,303      5,119
AIM V.I. Mid Cap Core Equity .......    649,849      608,954   13.50 to 13.80        12.70 to 13.19           9,216      8,150
AIM V.I. Technology ................    200,307      222,032   8.45 to 12.53         8.37 to 12.62            1,782      1,960
Alger American Balanced ............    943,643    1,019,597   11.46 to 11.59        10.70 to 11.00          10,699     10,856
Alger American MidCap
Growth .............................  1,906,811    2,000,444   13.68 to 15.11        12.61 to 14.16          25,454     24,687
Dreyfus IP Small Cap Stock
Index ..............................    508,667      472,079   15.75 to 15.82        14.93 to 15.11           7,985      7,029
Dreyfus Socially Responsible
Growth Fund, Inc. ..................    669,430      840,649    7.25                  7.09                    4,849      5,957
Dreyfus Stock Index Fund, Inc. .....  6,734,124    8,132,629    9.04                  8.75                   60,838     71,132
EQ/Bear Stearns Small
Company Growth .....................  4,076,837    4,667,787   11.57 to 13.70        10.88 to 13.10          60,745     66,459
EQ/Boston Advisors Equity
Income (a) .........................  4,657,351    4,540,100   13.14 to 14.20        12.52 to 13.76          58,389     54,514
EQ/Calvert Socially Responsible
(b) (c) ............................    111,380           --   10.40 to 10.50          --                     1,158         --
EQ/Capital Guardian Research
(b) (d) ............................     60,337           --   10.36                   --                       625         --
EQ/Caywood-Scholl High Yield
Bond ...............................  3,508,055    4,169,039   13.69 to 20.33        13.51 to 20.04          52,720     61,983
EQ/Enterprise Moderate
Allocation (e) ..................... 16,217,357   19,181,899   10.38 to 12.11        9.99 to 11.85          401,396    464,811
EQ/GAMCO Mergers and
Acquisitions .......................    690,567      602,604   11.16 to 11.35        10.98 to 10.98           7,901      6,690
EQ/GAMCO Small Company
Value .............................. 10,518,480   11,851,542   14.94 to 15.43        14.74 to 14.96         279,022    315,107
EQ/Government Securities ...........  6,889,765    7,997,304   9.58 to 10.53         9.73 to 10.52           78,982     92,409
EQ/Intermediate Term Bond ..........  2,236,904    2,798,876   12.40 to 24.43        12.45 to 24.51          32,786     41,263
EQ/International Growth ............  2,612,697    3,004,965   10.24 to 14.35        9.18 to 12.86           30,532     31,601
EQ/Long Term Bond ..................  3,747,828    4,450,508   10.24 to 12.42        10.22 to 12.20          59,589     70,378
EQ/Marsico Focus (b) (f) ...........  3,382,866           --   10.58                   --                    35,796         --
EQ/Mercury Basic Value Equity
(b) (g) ............................    334,495           --   10.21 to 10.25          --                     3,417         --
EQ/Money Market (b) (h) ............  9,087,032           --   10.02 to 10.07          --                    92,980         --
EQ/Montag & Caldwell Growth
(d) (i) ............................ 21,013,449   20,456,697   9.87 to 11.21         9.47 to 10.94          199,621    187,040
EQ/PIMCO Real Return ...............  2,137,878    2,314,751   9.95 to 11.35         10.15 to 11.40          23,974     26,154
EQ/Short Duration Bond .............    667,242      702,782   9.65 to 10.05         9.80 to 10.03            6,668      7,034
EQ/TCW Equity ......................  7,804,903    9,624,536   10.30 to 46.43        10.04 to 45.22         146,870    176,642
EQ/UBS Growth and Income ...........  7,688,108    8,992,823   11.43 to 13.80        10.62 to 13.03          89,065     96,990
Fidelity VIP Contrafund(R) .........  4,769,384    5,109,618   12.98                 11.26                   61,925     57,541
Fidelity VIP Growth ................  3,313,005    4,068,605    7.79                  7.47                   25,784     30,375
Fidelity VIP Growth
Opportunities ......................    952,026    1,218,904    7.57                  7.05                    7,204      8,588
Franklin Income Securities .........  1,770,152    1,304,376   12.88 to 13.60        13.04 to 13.55          23,774     17,468


                                                                 For the period ending December 31,
                                     ---------------------------------------------------------------------------------------------
                                                                         Expense
                                          Investment                     Ratio**                        Total Return***
                                            Income                      Lowest to                          Lowest to
                                            Ratio*                       Highest                            Highest
                                     --------------------- ----------------------------------- ------------------------------------
                                        2005       2004           2005              2004              2005              2004
                                     ---------- ---------- ----------------- ----------------- ------------------------------------
AIM V.I. Basic Value ............... 0.09%       0.00%     1.20 to 2.85%     1.20 to 2.85%     2.80 to 4.50%     7.92 to 9.71%
AIM V.I. Financial Services ........ 1.41        0.81      1.20 to 2.85      1.20 to 2.85      2.96 to 4.64      5.56 to 7.38
AIM V.I. Global Health Care ........ 0.00        0.00      1.20 to 2.85      1.20 to 2.85      5.14 to 6.89      4.50 to 6.24
AIM V.I. Mid Cap Core Equity ....... 0.52        0.20      1.20 to 2.85      1.20 to 2.85      4.62 to 6.30      10.56 to 12.49
AIM V.I. Technology ................ 0.00        0.00      1.20 to 2.85      1.20 to 2.85      (0.71) to 0.96    4.04 to 5.82
Alger American Balanced ............ 1.63        1.47      1.20 to 2.85      1.20 to 2.85      5.36 to 7.10      1.57 to 3.28
Alger American MidCap
Growth ............................. 0.00        0.00      1.20 to 2.85      1.20 to 2.85      6.71 to 8.49      9.85 to 11.69
Dreyfus IP Small Cap Stock
Index .............................. 0.00        0.55      1.20 to 2.85      1.20 to 2.85      4.24 to 5.96      18.42 to 20.40
Dreyfus Socially Responsible
Growth Fund, Inc. .................. 0.00        0.36      1.35              1.35               2.26              4.73
Dreyfus Stock Index Fund, Inc. ..... 1.58        1.78      1.35              1.35               3.31              9.24
EQ/Bear Stearns Small
Company Growth ..................... 0.00        0.00      1.20 to 2.85      1.20 to 2.85      4.58 to 6.34      9.26 to 11.13
EQ/Boston Advisors Equity
Income (a) ......................... 1.34        2.54      1.20 to 2.85      1.20 to 2.85      3.20 to 4.95      14.57 to 16.47
EQ/Calvert Socially Responsible
(b) (c) ............................ 0.00                  1.20 to 2.85       --               2.54 to 2.97        --
EQ/Capital Guardian Research
(b) (d) ............................ 0.75                  1.25               --                1.57               --
EQ/Caywood-Scholl High Yield
Bond ............................... 5.16       11.19      1.25 to 1.35      1.25 to 1.35      1.33 to 1.45      8.25 to 8.32
EQ/Enterprise Moderate
Allocation (e) ..................... 2.66        2.72      1.20 to 2.85      1.20 to 2.85      2.11 to 3.90      5.52 to 7.30
EQ/GAMCO Mergers and
Acquisitions ....................... 0.65        0.08      1.20 to 2.85      1.20 to 2.85      1.64 to 3.37      2.33 to 4.08
EQ/GAMCO Small Company
Value .............................. 0.40        0.02      1.20 to 2.85      1.20 to 2.85      1.36 to 3.14      17.54 to 19.49
EQ/Government Securities ........... 3.26        5.50      1.20 to 2.85      1.20 to 2.85      (1.54) to 0.19    (1.52) to 0.10
EQ/Intermediate Term Bond .......... 4.10        8.99      1.25 to 1.35      1.25 to 1.35      (0.40) to (0.33)  0.24 to 0.33
EQ/International Growth ............ 1.47        1.14      1.25 to 1.35      1.25 to 1.35      11.55 to 11.59    3.85 to 3.96
EQ/Long Term Bond .................. 1.87        9.95      1.20 to 2.85      1.20 to 2.85      0.20 to 1.80      4.82 to 6.64
EQ/Marsico Focus (b) (f) ........... 0.00        0.00      1.35               --                4.86               --
EQ/Mercury Basic Value Equity
(b) (g) ............................ 0.89        0.00      1.20 to 2.85       --               1.18 to 1.69        --
EQ/Money Market (b) (h) ............ 1.08        0.00      1.20 to 2.85       --               0.20 to 0.70        --
EQ/Montag & Caldwell Growth
(d) (i) ............................ 0.25        0.41      1.20 to 2.85      1.20 to 2.85      2.47 to 4.22      1.11 to 2.82
EQ/PIMCO Real Return ............... 1.66        2.12      1.20 to 2.85      1.20 to 2.85      (1.97) to (0.44)  1.81 to 3.54
EQ/Short Duration Bond ............. 0.99        2.73      1.20 to 2.85      1.20 to 2.85      (1.53) to 0.20    (1.11) to 0.40
EQ/TCW Equity ...................... 0.00        0.00      1.25 to 1.35      1.25 to 1.35      2.59 to 2.68      12.05 to 12.10
EQ/UBS Growth and Income ........... 0.64        1.64      1.20 to 2.85      1.20 to 2.85      5.91 to 7.63      10.05 to 11.91
Fidelity VIP Contrafund(R) ......... 0.20        0.26      1.35              1.35              15.28             13.74
Fidelity VIP Growth ................ 0.41        0.17      1.35              1.35               4.28              1.91
Fidelity VIP Growth
Opportunities ...................... 0.90        0.51      1.35              1.35               7.38              5.70
Franklin Income Securities ......... 3.56        3.16      1.20 to 2.85      1.20 to 2.85      (1.23) to 0.37    10.60 to 12.54

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)


                                                                       At December 31,
                                   ---------------------------------------------------------------------------------------
                                            Units                         Unit Value                      Net Assets
                                         Outstanding                   Lowest to Highest                     (000)
                                   ----------------------- ----------------------------------------- ---------------------
                                       2005        2004            2005                 2004            2005       2004
                                   ----------- ----------- -------------------- -------------------- ---------- ----------
Franklin Rising Dividends
Securities .......................   822,403     804,923   $12.70 to 13.45      $12.64 to 13.16      $10,888    $10,466
Franklin Zero Coupon 2010 ........   220,809     171,289   9.70 to 9.74         9.72 to 9.85           2,173      1,688
Janus Aspen Series Balanced ...... 4,375,862   5,057,432   11.82                11.10                 51,721     56,125
Janus Aspen Series Flexible
Bond ............................. 1,313,670   1,458,190   9.95 to 11.77        10.07 to 11.71        15,146     16,795
Janus Aspen Series Forty ......... 3,784,324   4,360,863   13.04 to 14.29       11.73 to 13.06        40,810     41,861
Janus Aspen Series
International Growth ............. 1,950,299   2,028,324   15.03 to 19.40       11.53 to 15.12        30,254     24,302
Janus Aspen Series Mid Cap
Growth ........................... 3,502,925   4,107,171   8.13                 7.33                  28,469     30,123
Janus Aspen Series Worldwide
Growth ........................... 3,890,587   4,838,805   8.59                 8.22                  33,387     39,761
Lord Abbett Bond-Debenture ....... 1,251,583   1,309,846   11.05 to 13.26       11.23 to 13.25        16,306     17,115
Lord Abbett Growth and
Income ........................... 4,643,585   4,638,490   12.21 to 13.07       11.97 to 13.02        55,735     54,721
Lord Abbett Mid-Cap Value ........ 4,244,460   3,979,548   13.94 to 15.29       13.04 to 14.54        58,575     51,485
MFS(R) Mid Cap Growth ............   543,205     571,375   9.35 to 13.57        9.18 to 13.54          5,221      5,411
MFS(R) New Discovery .............   472,870     539,500   10.15 to 12.93       9.76 to 12.64          4,893      5,401
MFS(R) Total Return .............. 1,910,838   1,916,428   11.70 to 11.84       11.51 to 11.85        22,481     22,298
MFS(R) Utilities .................   487,315     398,406   17.16 to 17.46       15.11 to 15.12         8,177      5,821
Old Mutual Mid-Cap ............... 1,762,725   1,835,734   14.17 to 14.60       13.57 to 14.21        24,465     24,512
Old Mutual Select Value ..........   526,361     563,144   9.22 to 11.69        8.92 to 11.51          4,834      5,055
Oppenheimer Global Securities..... 2,045,399   1,654,402   17.25 to 18.28       15.56 to 16.22        36,720     26,369
Oppenheimer Main Street(R) .......   609,125     643,114   12.68 to 13.28       12.34 to 12.71         7,879      8,016
Premier VIT OpCap Equity .........    18,699      19,899   52.63                49.78                    984        990
Premier VIT OpCap Managed ........   137,643     151,589   64.03                61.58                  8,811      9,333
Premier VIT OpCap Small Cap ......    12,486      15,011   57.74                58.43                    721        877
PIMCO Global Bond
(Unhedged) ....................... 1,732,606   1,737,238   10.20 to 13.55       11.23 to 14.68        22,862     24,940
PIMCO Real Return ................ 6,052,326   6,164,280   10.64 to 13.41       10.72 to 13.30        79,071     80,039
PIMCO StocksPLUS Growth
and Income ....................... 3,231,976   3,377,267   11.95 to 12.66       11.69 to 12.59        37,796     38,813
ProFund VP Bear ..................    58,342      59,762   6.81 to 6.96         7.11 to 7.14             406        429
ProFund VP Rising Rates
Opportunity ...................... 1,146,354   1,296,610   7.74 to 8.55         8.64 to 9.39           9,526     11,819
ProFund VP UltraBull .............   514,592     610,168   14.62 to 15.21       14.42 to 15.25         7,893      9,342
Van Kampen UIF Emerging
Markets Equity ...................   526,399     497,816   19.47 to 22.15       14.72 to 17.02        10,441      7,585
Van Kampen UIF Global Value
Equity ...........................   670,119     655,373   11.87 to 14.20       11.36 to 13.81         7,911      7,418
Van Kampen UIF U.S. Real
Estate ........................... 2,010,619   1,884,673   18.27 to 20.64       16.06 to 17.85        39,241     31,938


                                                                For the period ending December 31,
                                   -------------------------------------------------------------------------------------------------
                                                                       Expense
                                        Investment                     Ratio**                            Total Return***
                                          Income                      Lowest to                              Lowest to
                                          Ratio*                       Highest                                Highest
                                   --------------------- ----------------------------------- ---------------------------------------
                                      2005       2004           2005              2004               2005                 2004
                                   ---------- ---------- ----------------- ----------------- -------------------  ------------------
Franklin Rising Dividends
Securities ....................... 0.92%      0.66%      1.20 to 2.85%     1.20 to 2.85%     0.47 to 2.20%        7.85 to 9.67%
Franklin Zero Coupon 2010 ........ 3.62       4.72       1.20 to 2.85      1.20 to 2.85      (1.52) to 0.21       1.55 to 3.18
Janus Aspen Series Balanced ...... 2.24       2.19       1.35              1.35                6.49                7.04
Janus Aspen Series Flexible
Bond ............................. 5.05       6.18       1.20 to 2.85      1.20 to 2.85      (1.19) to 0.51       0.80 to 2.45
Janus Aspen Series Forty ......... 0.17       0.22       1.20 to 2.85      1.20 to 2.85      9.42 to 11.17        14.66 to 16.60
Janus Aspen Series
International Growth ............. 1.08       0.90       1.20 to 2.85      1.20 to 2.85      28.31 to 30.36       15.33 to 17.29
Janus Aspen Series Mid Cap
Growth ........................... 0.00       0.00       1.35              1.35               10.91               18.99
Janus Aspen Series Worldwide
Growth ........................... 1.34       0.97       1.35              1.35                4.50                3.40
Lord Abbett Bond-Debenture ....... 4.72       5.94       1.20 to 2.85      1.20 to 2.85      (1.60) to 0.08       4.86 to 6.60
Lord Abbett Growth and
Income ........................... 0.98       0.97       1.20 to 2.85      1.20 to 2.85      0.38 to 2.01         9.50 to 11.35
Lord Abbett Mid-Cap Value ........ 0.46       0.35       1.20 to 2.85      1.20 to 2.85      5.16 to 6.90         20.56 to 22.56
MFS(R) Mid Cap Growth ............ 0.00       0.00       1.20 to 2.85      1.20 to 2.85      0.22 to 1.85         11.35 to 13.19
MFS(R) New Discovery ............. 0.00       0.00       1.20 to 2.85      1.20 to 2.85      2.29 to 4.00         3.52 to 5.29
MFS(R) Total Return .............. 2.02       1.57       1.20 to 2.85      1.20 to 2.85      (0.08) to 1.65       8.22 to 9.93
MFS(R) Utilities ................. 0.59       1.30       1.20 to 2.85      1.20 to 2.85      13.57 to 15.48       26.55 to 28.68
Old Mutual Mid-Cap ............... 0.00       0.00       1.20 to 2.85      1.20 to 2.85      2.74 to 4.42         15.53 to 17.49
Old Mutual Select Value .......... 1.97       2.29       1.20 to 2.85      1.20 to 2.85      1.56 to 3.36         0.00 to 1.59
Oppenheimer Global Securities..... 0.80       0.81       1.20 to 2.85      1.20 to 2.85      10.86 to 12.70       15.52 to 17.45
Oppenheimer Main Street(R) ....... 1.21       0.59       1.20 to 2.85      1.20 to 2.85      2.76 to 4.48         6.01 to 7.89
Premier VIT OpCap Equity ......... 0.42       0.95       1.25              1.25              5.73                 10.52
Premier VIT OpCap Managed ........ 1.19       1.49       1.25              1.25              3.98                 9.38
Premier VIT OpCap Small Cap ...... 0.00       0.05       1.25              1.25              (1.18)               16.42
PIMCO Global Bond
(Unhedged) ....................... 2.51       1.87       1.20 to 2.85      1.20 to 2.85      (9.17) to (7.70)     7.46 to 9.23
PIMCO Real Return ................ 2.77       1.00       1.20 to 2.85      1.20 to 2.85      (0.75) to 0.83       5.82 to 7.69
PIMCO StocksPLUS Growth
and Income ....................... 2.33       1.81       1.20 to 2.85      1.20 to 2.85      0.56 to 2.22         7.70 to 9.56
ProFund VP Bear .................. 0.00       0.00       1.20 to 2.85      1.20 to 2.85      (4.22) to (2.52)     (12.76) to (11.41)
ProFund VP Rising Rates
Opportunity ...................... 0.00       0.00       1.20 to 2.85      1.20 to 2.85      (10.42) to (8.95)    (13.43) to (12.00)
ProFund VP UltraBull ............. 0.10       0.00       1.20 to 2.85      1.20 to 2.85      (0.26) to 1.39       13.89 to 15.82
Van Kampen UIF Emerging
Markets Equity ................... 0.38       0.67       1.20 to 2.85      1.20 to 2.85      30.14 to 32.27       19.61 to 21.65
Van Kampen UIF Global Value
Equity ........................... 1.01       0.74       1.20 to 2.85      1.20 to 2.85      2.82 to 4.49         10.39 to 12.25
Van Kampen UIF U.S. Real
Estate ........................... 1.23       1.60       1.20 to 2.85      1.20 to 2.85      13.76 to 15.63       32.62 to 34.82

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2005 or from the commencement of operations of the subaccount.

(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.

(b) Units were made available for sale on September 9, 2005.

(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.

(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.

(e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.

(g) EQ/Mercury Basic Value Equity was substituted for EQ/Enterprise Deep Value on September 9, 2005.

(h) EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
    2005.

(i) EQ/Montag & Caldwell was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                        At December 31, 2003
                                                           ----------------------------------------------
                                                                              Unit Value
                                                               Units          Lowest to       Net Assets
                                                            Outstanding        Highest          (000's)
                                                           ------------- ------------------- ------------
AIM V.I. Basic Value Fund--Series I (3) ..................     497,391   $           12.60     $    6,134
AIM V.I. Financial Services Portfolio ....................     203,380      10.43 to 10.95          2,183
AIM V.I. Health Sciences Portfolio .......................     354,074       9.94 to 10.25          3,590
AIM V.I. Mid Cap Core Equity Fund--Series I (3) ..........     218,390               12.22          2,607
AIM V.I. Telecommunications Portfolio ....................     143,026        7.91 to 8.65          1,209
Alger American Balanced Portfolio--Class O ...............     777,242      10.25 to 10.36          8,059
Alger American Mid Cap Growth Portfolio--Class O .........   1,474,168      10.87 to 11.29         16,376
Dreyfus Socially Responsible Growth Fund--Initial
Class ....................................................   1,025,856                6.77          6,938
Dreyfus Stock Index Portfolio--Initial Class .............   9,138,583                8.01         73,225
Dreyfus IP Small Cap Stock Index Portfolio--Service
Class (4) ................................................     171,894      12.36 to 12.41          2,143
EQ/Enterprise Equity Portfolio ...........................  11,177,164       8.96 to 40.34        186,271
EQ/Enterprise Equity Income Portfolio ....................   3,713,560       9.82 to 10.75         38,482
EQ/Enterprise Growth and Income Portfolio ................  10,258,602        9.74 to 9.49         99,036
EQ/Enterprise Growth Portfolio (7) .......................  22,366,195        8.85 to 9.21        199,076
EQ/Enterprise High-Yield Portfolio .......................   4,916,421      12.48 to 18.50         67,650
EQ/Enterprise International Growth Portfolio (8) .........   3,351,438       8.84 to 12.37         34,025
EQ/Enterprise Managed Portfolio (9) ......................  22,365,263        9.31 to 9.60        517,854
EQ/Enterprise Small Company Growth Portfolio .............   4,827,018        9.42 to 9.79         63,991
EQ/Enterprise Small Company Value Portfolio ..............  12,157,794      12.32 to 12.52        289,253
EQ/Enterprise Total Return Portfolio .....................   2,027,219      10.79 to 10.96         22,190
EQ/Enterprise Mergers and Acquisitions Portfolio (1) .....     293,979               10.90          3,181
EQ/Enterprise Short Duration Bond Portfolio (2) ..........     396,983                9.99          3,970
EQ/MONY Government Securities Portfolio ..................   8,610,595      10.30 to 10.51        101,483
EQ/MONY Intermediate Term Bond Portfolio .................   3,561,543      12.42 to 24.43         52,334
EQ/MONY Long Term Bond Portfolio .........................   5,116,256      11.44 to 11.50         77,246
Fidelity VIP Growth Portfolio--Service Class .............   4,846,906                7.33         35,523
Fidelity VIP II Contrafund Portfolio--Service Class ......   5,524,076                9.90         54,665
Fidelity VIP III Growth Opportunities Portfolio--
Service Class ............................................   1,472,271                6.67          9,821
Franklin Income Securities Fund--Class 2 (3) .............     551,603               12.01          6,591
Franklin Rising Dividends Securities Fund--
Class 2 (3) ..............................................     422,554               12.01          5,052
Franklin Zero Coupon 2010 Fund--Class 2 (5) ..............     101,850                9.67            976
Janus Aspen Series Mid Cap Growth Portfolio--
Institutional Class ......................................   4,901,662                6.16         30,175
Janus Aspen Series Balanced Portfolio--Institutional
Class ....................................................   5,892,043               10.37         61,069
Janus Aspen Series Capital Appreciation Portfolio ........   4,972,901       7.95 to 10.37         40,433
Janus Aspen Series Flexible Income Portfolio--
Service Class ............................................   1,213,198      11.26 to 11.43         13,710
Janus Aspen Series International Growth Portfolio--
Service Class ............................................   1,627,591       9.83 to 10.34         17,149
Janus Aspen Series WorldWide Growth Portfolio--
Institutional Class ......................................   5,937,772                7.95         47,207
Lord Abbett Bond-Debenture Portfolio--Class VC ...........     840,130      12.23 to 12.43         10,346
Lord Abbett Growth and Income Portfolio--
Class VC .................................................   3,107,949      10.28 to 10.75         33,068
Lord Abbett Mid-Cap Value Portfolio--Class VC ............   2,675,734      10.28 to 10.64         28,335
MFS Mid Cap Growth Portfolio--Initial Class ..............     387,073        8.11 to 8.17          3,294
MFS New Discovery Portfolio--Initial Class ...............     498,330        9.27 to 9.65          4,786
MFS Total Return Portfolio--Initial Class ................   1,486,577      10.36 to 10.47         15,814
MFS Utilities Portfolio--Initial Class ...................     212,918      10.55 to 11.75          2,432
Oppenheimer Global Securities Portfolio--Service
Class (3) ................................................     547,461               13.73          7,473
Oppenheimer Main Street Portfolio--Service
Class (3) ................................................     342,821               11.93          4,003


                                                                    For the period ended December 31, 2003
                                                           ---------------------------------------------------------
                                                                               Expense Ratio**      Total Return***
                                                              Investment          Lowest to            Lowest to
                                                            Income Ratio*          Highest              Highest
                                                           --------------- ---------------------- ------------------
AIM V.I. Basic Value Fund--Series I (3) .................. 0.11 %(+)       1.35 %(+)              26.00 %
AIM V.I. Financial Services Portfolio .................... 0.77            1.20 to 2.35           26.59 to 28.13
AIM V.I. Health Sciences Portfolio ....................... 0.00            1.20 to 2.35           24.87 to 26.39
AIM V.I. Mid Cap Core Equity Fund--Series I (3) .......... 0.00            1.35 (+)               22.20
AIM V.I. Telecommunications Portfolio .................... 0.00            1.20 to 2.35           31.26 to 32.72
Alger American Balanced Portfolio--Class O ............... 1.97            1.20 to 2.35           16.35 to 17.59
Alger American Mid Cap Growth Portfolio--Class O ......... 0.00            1.20 to 2.35           44.36 to 46.05
Dreyfus Socially Responsible Growth Fund--Initial
Class .................................................... 0.11            1.35                   24.45
Dreyfus Stock Index Portfolio--Initial Class ............. 1.49            1.35                   26.54
Dreyfus IP Small Cap Stock Index Portfolio--Service
Class (4) ................................................ 0.71 (+)        1.20 (+) to 2.35 (+)   23.60 to 24.10
EQ/Enterprise Equity Portfolio ........................... 0.00            1.25 to 1.35           50.84 to 51.03
EQ/Enterprise Equity Income Portfolio .................... 1.46            1.20 to 2.35           23.83 to 25.15
EQ/Enterprise Growth and Income Portfolio ................ 1.00            1.20 to 2.35           24.55 to 26.03
EQ/Enterprise Growth Portfolio (7) ....................... 0.43            1.20 to 2.35           14.34 to 15.70
EQ/Enterprise High-Yield Portfolio ....................... 2.62            1.25 to 1.35           20.93 to 21.07
EQ/Enterprise International Growth Portfolio (8) ......... 0.48            1.25 to 1.35           29.05 to 29.26
EQ/Enterprise Managed Portfolio (9) ...................... 1.14            1.20 to 2.35           18.08 to 19.36
EQ/Enterprise Small Company Growth Portfolio ............. 0.00            1.20 to 2.35           20.15 to 21.61
EQ/Enterprise Small Company Value Portfolio .............. 0.11            1.20 to 2.35           34.20 to 35.79
EQ/Enterprise Total Return Portfolio ..................... 2.75            1.20 to 2.35           3.15 to 4.36
EQ/Enterprise Mergers and Acquisitions Portfolio (1) ..... 0.00            1.35 (+)               8.70
EQ/Enterprise Short Duration Bond Portfolio (2) .......... 3.96 (+)        1.70 (+)               (0.10)
EQ/MONY Government Securities Portfolio .................. 2.60            1.20 to 2.35           (0.68) to 0.48
EQ/MONY Intermediate Term Bond Portfolio ................. 4.50            1.25 to 1.35           1.89 to 2.00
EQ/MONY Long Term Bond Portfolio ......................... 5.36            1.20 to 2.35           2.40 to 3.53
Fidelity VIP Growth Portfolio--Service Class ............. 0.20            1.35                    30.89
Fidelity VIP II Contrafund Portfolio--Service Class ...... 0.37            1.35                    26.76
Fidelity VIP III Growth Opportunities Portfolio--
Service Class ............................................ 0.66            1.35                    27.78
Franklin Income Securities Fund--Class 2 (3) ............. 1.31 (+)        1.35 (+)                20.10
Franklin Rising Dividends Securities Fund--
Class 2 (3) .............................................. 0.21 (+)        1.35 (+)                20.10
Franklin Zero Coupon 2010 Fund--Class 2 (5) .............. 0.13 (+)        1.35 (+)                (3.30)
Janus Aspen Series Mid Cap Growth Portfolio--
Institutional Class ...................................... 0.00            1.35                    33.33
Janus Aspen Series Balanced Portfolio--Institutional
Class .................................................... 2.16            1.35                    12.60
Janus Aspen Series Capital Appreciation Portfolio ........ 0.46            1.20 to 2.35           17.44 to 19.01
Janus Aspen Series Flexible Income Portfolio--
Service Class ............................................ 4.57            1.20 to 2.35           3.78 to 4.96
Janus Aspen Series International Growth Portfolio--
Service Class ............................................ 1.16            1.20 to 2.35           31.55 to 32.84
Janus Aspen Series WorldWide Growth Portfolio--
Institutional Class ...................................... 1.10            1.35                    22.31
Lord Abbett Bond-Debenture Portfolio--Class VC ........... 6.86            1.20 to 2.35           15.38 to 16.60
Lord Abbett Growth and Income Portfolio--
Class VC ................................................. 1.00            1.20 to 2.35           28.02 to 29.36
Lord Abbett Mid-Cap Value Portfolio--Class VC ............ 0.69            1.20 to 2.35           21.80 to 23.29
MFS Mid Cap Growth Portfolio--Initial Class .............. 0.00            1.20 to 2.35           33.93 to 35.39
MFS New Discovery Portfolio--Initial Class ............... 0.00            1.20 to 2.35           30.58 to 32.05
MFS Total Return Portfolio--Initial Class ................ 1.48            1.20 to 2.35           13.60 to 14.93
MFS Utilities Portfolio--Initial Class ................... 1.57            1.20 to 2.35           32.87 to 34.29
Oppenheimer Global Securities Portfolio--Service
Class (3) ................................................ 0.00            1.35 (+)               37.30
Oppenheimer Main Street Portfolio--Service
Class (3) ................................................ 0.00            1.35 (+)               19.30

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                     At December 31, 2003
                                                        -----------------------------------------------
                                                                           Unit Value
                                                            Units           Lowest to       Net Assets
                                                         Outstanding         Highest          (000's)
                                                        ------------- -------------------- ------------
PBHG Mid-Cap Portfolio ................................   1,429,180   $11.32 to 11.55      $ 16,339
PBHG Select Value Portfolio ...........................     489,278   8.78 to 9.01            4,338
PIMCO Advisor VIT OPCap Equity Portfolio ..............      20,755   45.04                     935
PIMCO Advisor VIT OPCap Managed Portfolio .............     165,735   56.30                   9,328
PIMCO Advisor VIT OPCap Small Cap Portfolio ...........      15,926   50.19                     799
PIMCO Global Portfolio--Administrative Class ..........   1,279,258   13.29 to 13.44         16,842
PIMCO Real Return Portfolio--Administrative Class .....   5,165,053   12.06 to 12.35         62,511
PIMCO StocksPlus Growth and Income Portfolio--
Administrative Class ..................................   2,389,925   10.46 to 10.67         25,278
PROFUNDS VP Bear Portfolio--Investor Class (1) ........      23,156   8.00                      188
PROFUNDS VP Rising Rates Opportunity
Portfolio--Investor Class (6) .........................     905,247   9.75                    9,427
PROFUNDS VP Ultra Bull Portfolio--Investor
Class (1) .............................................     450,848   13.96                   6,090
UIF Emerging Markets Equity Portfolio--Class I ........     343,840   12.10 to 12.55          4,481
UIF Global Value Equity Portfolio--Class I ............     507,033   9.98 to 10.12           5,146
UIF U.S. Real Estate Portfolio--Class I ...............   1,241,190   12.86 to 13.24         15,625


                                                               For the period ended December 31, 2003
                                                        -----------------------------------------------------
                                                                         Expense Ratio**    Total Return***
                                                           Investment       Lowest to          Lowest to
                                                         Income Ratio*       Highest            Highest
                                                        --------------- ----------------- -------------------
PBHG Mid-Cap Portfolio ................................ 0.00%           1.20 to 2.35%     31.17 to 32.61%
PBHG Select Value Portfolio ........................... 3.00            1.20 to 2.35      15.51 to 16.91
PIMCO Advisor VIT OPCap Equity Portfolio .............. 1.31            1.25              26.98
PIMCO Advisor VIT OPCap Managed Portfolio ............. 1.81            1.25              20.25
PIMCO Advisor VIT OPCap Small Cap Portfolio ........... 0.05            1.25              40.86
PIMCO Global Portfolio--Administrative Class .......... 2.06            1.20 to 2.35      11.77 to 13.13
PIMCO Real Return Portfolio--Administrative Class ..... 2.51            1.20 to 2.35      6.35 to 7.48
PIMCO StocksPlus Growth and Income Portfolio--
Administrative Class .................................. 2.57            1.20 to 2.35      28.19 to 28.71
PROFUNDS VP Bear Portfolio--Investor Class (1) ........ 0.00            2.75 (+)          (19.10)
PROFUNDS VP Rising Rates Opportunity
Portfolio--Investor Class (6) ......................... 0.00            1.35 (+)          (2.50)
PROFUNDS VP Ultra Bull Portfolio--Investor
Class (1) ............................................. 0.00            1.35 (+)          39.60
UIF Emerging Markets Equity Portfolio--Class I ........ 0.00            1.20 to 2.35      46.27 to 47.92
UIF Global Value Equity Portfolio--Class I ............ 0.00            1.20 to 2.35      26.01 to 27.46
UIF U.S. Real Estate Portfolio--Class I ............... 0.00            1.20 to 2.35      34.38 to 35.79

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units: the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the Subaccount.

(+) Annualized.

(1) For the period May 2, 2003 through December 31, 2003 (commencement of operations).

(2) For the period May 6, 2003 (commencement of operations) through December 31, 2003.

(3) For the period May 7, 2003 (commencement of operations) through December 31, 2003.

(4) For the period May 30, 2003 (commencement of operations) through December 31, 2003.

(5) For the period May 16, 2003 (commencement of operations) through December 31, 2003.

(6) For the period May 5, 2003 (commencement of operations) through December 31, 2003.

(7) EQ/Enterprise Growth Portfolio was substituted for EQ/Enterprise Balanced Portfolio on February 28, 2003.

(8) EQ/Enterprise International Growth Portfolio was substituted for EQ/Enterprise Emerging Countries Portfolio and EQ/Enterprise Worldwide Growth Portfolio on February 28, 2003.

(9) EQ/Enterprise Managed Portfolio was substituted for EQ/Enterprise Mid-Cap Growth Portfolio on February 28, 2003.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the year ended December 31, 2002:



                                                                 At December 31, 2002
                                                        --------------------------------------
                                                                                   Net Assets
MONYMaster Subaccounts                                     Units     Unit Values     (000s)
----------------------                                  ----------- ------------- ------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ....................... 3,132,647     $   26.71   $ 83,642
EQ/Enterprise Small Company Value Subaccount .......... 2,417,506         47.22    114,125
EQ/Enterprise Managed Subaccount ...................... 9,406,774         41.49    390,151
EQ/Enterprise International Growth Subaccount ......... 1,447,750          9.57     13,847
EQ/Enterprise High Yield Bond Subaccount .............. 1,221,698         15.28     18,666
EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .............   929,701         23.95     22,265
EQ/MONY Long Term Bond Subaccount .....................   962,720         30.58     29,442
EQ/MONY Government Securities Subaccount .............. 1,317,180         15.01     19,768

ValueMaster Subaccounts
-----------------------
OCC Accumulation Trust
Equity Subaccount .....................................    20,342         35.47        721
Small Cap Subaccount ..................................    17,777         35.63        633
Managed Subaccount ....................................   179,670         46.82      8,410


                                                               For the year ended December 31, 2002
                                                        --------------------------------------------------
                                                           Investment
MONYMaster Subaccounts                                   Income Ratio*   Expense Ratio**   Total Return***
----------------------                                  --------------- ----------------- ----------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ....................... 0.00 %          1.25 %            (30.30 )%
EQ/Enterprise Small Company Value Subaccount .......... 0.34            1.25              (10.35 )
EQ/Enterprise Managed Subaccount ...................... 0.87            1.25              (22.19 )
EQ/Enterprise International Growth Subaccount ......... 0.60            1.25              (20.45 )
EQ/Enterprise High Yield Bond Subaccount .............. 8.65            1.25               0.26
EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ............. 3.90            1.25               8.03
EQ/MONY Long Term Bond Subaccount ..................... 4.87            1.25              12.68
EQ/MONY Government Securities Subaccount .............. 3.06            1.25               5.26

ValueMaster Subaccounts
-----------------------
OCC Accumulation Trust
Equity Subaccount ..................................... 0.88            1.25              (22.39 )
Small Cap Subaccount .................................. 0.07            1.25              (22.58 )
Managed Subaccount .................................... 2.03            1.25              (17.92 )

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the year ended December 31, 2001:



                                                             At December 31, 2001
                                                    ---------------------------------------
                                                                                Net Assets
MONYMaster Subaccounts                                  Units     Unit Values     (000s)
----------------------                              ------------ ------------- ------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ...................   4,125,642    $   38.32    $ 158,099
EQ/Enterprise Small Company Value Subaccount ......   3,054,705        52.67      160,900
EQ/Enterprise Managed Subaccount ..................  12,609,907        53.32      672,303
EQ/Enterprise International Growth Subaccount .....   1,878,354        12.03       22,595
EQ/Enterprise High Yield Bond Subaccount ..........   1,540,180        15.24       23,469
EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .........     996,810        22.17       22,104
EQ/MONY Long Term Bond Subaccount .................   1,197,470        27.14       32,503
EQ/MONY Government Securities Subaccount ..........   1,263,084        14.26       18,010

ValueMaster Subaccounts
-----------------------
OCC Accumulation Trust
Equity Subaccount .................................      21,432        45.70          979
Small Cap Subaccount ..............................      19,385        46.02          892
Managed Subaccount ................................     214,023        57.04       12,207


                                                           For the year ended December 31, 2001
                                                    --------------------------------------------------
                                                       Investment
MONYMaster Subaccounts                               Income Ratio*   Expense Ratio**   Total Return***
----------------------                              --------------- ----------------- ----------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ................... 0.00 %          1.25 %            (19.87 )%
EQ/Enterprise Small Company Value Subaccount ...... 24.26           1.25              3.87
EQ/Enterprise Managed Subaccount ..................  6.79           1.25              (12.30 )
EQ/Enterprise International Growth Subaccount .....  9.95           1.25              (28.77 )
EQ/Enterprise High Yield Bond Subaccount ..........  8.87           1.25              4.60
EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .........  5.36           1.25              7.15
EQ/MONY Long Term Bond Subaccount .................  5.37           1.25              4.99
EQ/MONY Government Securities Subaccount ..........  4.92           1.25              5.32

ValueMaster Subaccounts
-----------------------
OCC Accumulation Trust
Equity Subaccount .................................  1.53           1.25              (8.21 )
Small Cap Subaccount ..............................  8.31           1.25              6.95
Managed Subaccount ................................  2.43           1.25              (6.12 )

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002:



                                                                   At December 31, 2002
Option 1:                                                  ------------------------------------
                                                                                    Net Assets
MONY Variable Universal Life                                 Units    Unit Values     (000s)
----------------------------                               --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount (1) ........................  23,757      $  8.14       $   193
Health Sciences Subaccount (3) ...........................  34,314         8.11           278
Telecommunications Subaccount (7) ........................  23,622         5.96           141

Alger American Fund
Balanced Subaccount (1) .................................. 125,009         8.81         1,101
Mid Cap Growth Subaccount (2) ............................  89,076         7.73           688

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ...............  82,561         8.59           709
EQ/Enterprise Growth and Income Subaccount (4) ...........  91,127         7.53           686
EQ/Enterprise Growth Subaccount (3) ...................... 392,688         7.96         3,126
EQ/Enterprise Managed Subaccount (5) ..................... 204,572         7.80         1,595
EQ/Enterprise Small Company Growth Subaccount (3)          142,861         8.05         1,150
EQ/Enterprise Small Company Value Subaccount (2) ......... 311,226         9.22         2,870
EQ/Enterprise Total Return Subaccount (6) ................ 143,483        10.55         1,513

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (3) ............. 453,598        10.46         4,742
EQ/MONY Long Term Bond Subaccount (6) .................... 167,274        11.05         1,849

Janus Aspen Series
Capital Appreciation Subaccount (1) ......................  32,480         8.47           275
Flexible Income Subaccount (7) ........................... 148,126        10.89         1,613
International Growth Subaccount (7) ...................... 174,311         7.40         1,289

Lord Abbett Series Funds
Bond Debenture Subaccount (3) ............................  65,276        10.66           696
Growth and Income Subaccount (2) ......................... 249,487         8.31         2,072
Mid-Cap Value Subaccount (1) ............................. 208,416         8.63         1,799

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (8) ............................  45,024         5.99           270
New Discovery Subaccount (1) .............................  67,541         7.02           474
Total Return Subaccount (1) .............................. 238,826         9.11         2,175
Utilities Subaccount (3) .................................  18,209         8.75           159

PBHG Insurance Series Funds
Mid-Cap Value Subaccount (3) ............................. 182,362         8.71         1,588
Select Value Subaccount (9) ..............................  60,816         7.51           457

PIMCO Variable Insurance Trust
Global Bond Subaccount (3) ...............................  53,299        11.88           634
Real Return Subaccount (3) ............................... 340,329        11.49         3,910
StocksPlus Growth and Income Subaccount (3) .............. 260,192         8.29         2,156

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (1) ...................  27,240         8.18           223
Global Value Equity Subaccount (1) .......................  53,212         7.94           423
U.S. Real Estate Subaccount (3) .......................... 124,373         9.75         1,212


                                                                 For the period ended December 31, 2002
Option 1:                                                  --------------------------------------------------
                                                              Investment
MONY Variable Universal Life                                Income Ratio*   Expense Ratio**   Total Return***
----------------------------                               --------------- ----------------- ----------------
AIM Variable Insurance Funds
Financial Services Subaccount (1) ........................ 1.97 %(+)       1.20 %(+)          (18.60)%
Health Sciences Subaccount (3) ........................... 0.00            1.20 (+)          (18.90 )
Telecommunications Subaccount (7) ........................ 0.00            1.20 (+)          (40.40 )

Alger American Fund
Balanced Subaccount (1) .................................. 0.98 (+)        1.20 (+)          (11.90 )
Mid Cap Growth Subaccount (2) ............................ 0.00            1.20 (+)          (22.70 )

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ............... 1.73 (+)        1.20 (+)          (14.10 )
EQ/Enterprise Growth and Income Subaccount (4) ........... 2.16 (+)        1.20 (+)          (24.70 )
EQ/Enterprise Growth Subaccount (3) ...................... 0.71 (+)        1.20 (+)          (20.40 )
EQ/Enterprise Managed Subaccount (5) ..................... 1.55 (+)        1.20 (+)          (22.00 )
EQ/Enterprise Small Company Growth Subaccount (3)          0.00            1.20 (+)          (19.50 )
EQ/Enterprise Small Company Value Subaccount (2) ......... 0.65 (+)        1.20 (+)          (7.80 )
EQ/Enterprise Total Return Subaccount (6) ................ 3.43 (+)        1.20 (+)             5.50

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (3) ............. 0.17 (+)        1.20 (+)             4.60
EQ/MONY Long Term Bond Subaccount (6) .................... 0.43 (+)        1.20 (+)            10.50

Janus Aspen Series
Capital Appreciation Subaccount (1) ...................... 0.45 (+)        1.20 (+)          (15.30 )
Flexible Income Subaccount (7) ........................... 5.76 (+)        1.20 (+)             8.90
International Growth Subaccount (7) ...................... 0.96 (+)        1.20 (+)          (26.00 )

Lord Abbett Series Funds
Bond Debenture Subaccount (3) ............................ 6.08 (+)        1.20 (+)             6.60
Growth and Income Subaccount (2) ......................... 1.83 (+)        1.20 (+)          (16.90 )
Mid-Cap Value Subaccount (1) ............................. 1.56 (+)        1.20 (+)          (13.70 )

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (8) ............................ 0.00            1.20 (+)          (40.10 )
New Discovery Subaccount (1) ............................. 0.00            1.20 (+)          (29.80 )
Total Return Subaccount (1) .............................. 0.28 (+)        1.20 (+)          (8.90 )
Utilities Subaccount (3) ................................. 1.00 (+)        1.20 (+)          (12.50 )

PBHG Insurance Series Funds
Mid-Cap Value Subaccount (3) ............................. 0.00            1.20 (+)          (12.90 )
Select Value Subaccount (9) .............................. 2.13 (+)        1.20 (+)          (24.90 )

PIMCO Variable Insurance Trust
Global Bond Subaccount (3) ............................... 2.67 (+)        1.20 (+)            18.80
Real Return Subaccount (3) ............................... 4.14 (+)        1.20 (+)            14.90
StocksPlus Growth and Income Subaccount (3) .............. 4.35 (+)        1.20 (+)          (17.10 )

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (1) ................... 0.00            1.20 (+)          (18.20 )
Global Value Equity Subaccount (1) ....................... 2.86 (+)        1.20 (+)          (20.60 )
U.S. Real Estate Subaccount (3) .......................... 9.26 (+)        1.20 (+)          (2.50 )

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

    included in the calculation. Total returns for periods less than one year are not annualized.

(+) Annualized

(1) For the period March 6, 2002 (commencement of offering) through December 31, 2002

(2) For the period February 21, 2002 (commencement of offering) through December 31, 2002

(3) For the period February 19, 2002 (commencement of offering) through December 31, 2002

(4) For the period March 1, 2002 (commencement of offering) through December 31, 2002

(5) For the period March 8, 2002 (commencement of offering) through December 31, 2002

(6) For the period February 25, 2002 (commencement of offering) through December 31, 2002

(7) For the period March 7, 2002 (commencement of offering) through December 31, 2002

(8) For the period March 14, 2002 (commencement of offering) through December 31, 2002

(9) For the period March 11, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002



                                                                   At December 31, 2002
Option 2:                                                  ------------------------------------
                                                                                    Net Assets
MONY Variable Universal Life                                 Units    Unit Values     (000s)
----------------------------                               --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount (5) ........................  41,101      $  8.50       $   349
Health Sciences Subaccount (4) ...........................  91,838         8.09           742
Telecommunications Subaccount (6) ........................  24,267         5.98           145

Alger American Fund
Balanced Subaccount (1) .................................. 150,123         8.87         1,332
Mid Cap Growth Subaccount (2) ............................ 122,693         7.51           921

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ............... 114,840         7.99           917
EQ/Enterprise Growth and Income Subaccount (1) ........... 180,021         7.73         1,391
EQ/Enterprise Growth Subaccount (1) ...................... 488,730         7.75         3,785
EQ/Enterprise Managed Subaccount (1) ..................... 225,750         8.11         1,830
EQ/Enterprise Small Company Growth Subaccount (2)          249,366         7.98         1,989
EQ/Enterprise Small Company Value Subaccount (1) ......... 527,141         9.12         4,808
EQ/Enterprise Total Return Subaccount (1) ................ 267,405        10.55         2,821

Janus Aspen Series
Capital Appreciation Subaccount (4) ......................  57,811         8.87           512
Flexible Income Subaccount (2) ........................... 201,349        10.75         2,165
International Growth Subaccount (2) ...................... 231,583         7.93         1,836

Lord Abbett Series Funds
Bond Debenture Subaccount (2) ............................  96,519        10.60         1,023
Growth and Income Subaccount (2) ......................... 283,688         8.29         2,352
Mid-Cap Value Subaccount (5) ............................. 299,210         8.83         2,643

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (4) ............................  50,657         6.62           335
New Discovery Subaccount (5) ............................. 143,555         7.29         1,046
Total Return Subaccount (4) .............................. 315,209         9.51         2,997
Utilities Subaccount (1) .................................  37,190         8.53           317

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (2) ............. 641,947        10.42         6,691
EQ/MONY Long Term Bond Subaccount (2) .................... 266,754        11.07         2,953

PBHG Insurance Series Funds
Mid-Cap Value Subaccount (2) ............................. 278,511         8.58         2,388
Select Value Subaccount (8) .............................. 104,484         7.52           785

PIMCO Variable Insurance Trust
Global Bond Subaccount (2) ...............................  99,887        11.84         1,183
Real Return Subaccount (4) ............................... 607,081        11.45         6,951
StocksPlus Growth and Income Subaccount (2) .............. 385,722         8.16         3,148

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (1) ...................  41,192         8.47           349
Global Value Equity Subaccount (7) .......................  67,913         7.99           543
U.S. Real Estate Subaccount (8) .......................... 111,162         9.26         1,029


                                                                 For the period ended December 31, 2002
Option 2:                                                  --------------------------------------------------
                                                              Investment
MONY Variable Universal Life                                Income Ratio*   Expense Ratio**   Total Return***
----------------------------                               --------------- ----------------- ----------------
AIM Variable Insurance Funds
Financial Services Subaccount (5) ........................ 1.44 %(+)       1.60 %(+)         (15.00) %
Health Sciences Subaccount (4) ........................... 0.00            1.60 (+)          (19.10)
Telecommunications Subaccount (6) ........................ 0.00            1.60 (+)          (40.20 )

Alger American Fund
Balanced Subaccount (1) .................................. 1.14 (+)        1.60 (+)          (11.30 )
Mid Cap Growth Subaccount (2) ............................ 0.00            1.60 (+)          (24.90 )

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ............... 2.14 (+)        1.60 (+)          (20.10 )
EQ/Enterprise Growth and Income Subaccount (1) ........... 2.06 (+)        1.60 (+)          (22.70 )
EQ/Enterprise Growth Subaccount (1) ...................... 0.67 (+)        1.60 (+)          (22.50 )
EQ/Enterprise Managed Subaccount (1) ..................... 1.27 (+)        1.60 (+)          (18.90 )
EQ/Enterprise Small Company Growth Subaccount (2)          0.00            1.60 (+)          (20.20 )
EQ/Enterprise Small Company Value Subaccount (1) ......... 0.69 (+)        1.60 (+)          (8.80 )
EQ/Enterprise Total Return Subaccount (1) ................ 3.45 (+)        1.60 (+)             5.50

Janus Aspen Series
Capital Appreciation Subaccount (4) ...................... 0.48 (+)        1.60 (+)          (11.30 )
Flexible Income Subaccount (2) ........................... 5.28 (+)        1.60 (+)             7.50
International Growth Subaccount (2) ...................... 1.10 (+)        1.60 (+)          (20.70 )

Lord Abbett Series Funds
Bond Debenture Subaccount (2) ............................ 5.80 (+)        1.60 (+)             6.00
Growth and Income Subaccount (2) ......................... 1.48 (+)        1.60 (+)          (17.10 )
Mid-Cap Value Subaccount (5) ............................. 1.42 (+)        1.60 (+)          (11.70 )
MFS Variable Insurance Trust
Mid Cap Growth Subaccount (4) ............................ 0.00            1.60 (+)          (33.80 )
New Discovery Subaccount (5) ............................. 0.00            1.60 (+)          (27.10 )
Total Return Subaccount (4) .............................. 0.43 (+)        1.60 (+)          (4.90 )
Utilities Subaccount (1) ................................. 0.69 (+)        1.60 (+)          (14.70 )

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (2) ............. 0.07 (+)        1.60 (+)             4.20
EQ/MONY Long Term Bond Subaccount (2) .................... 0.09 (+)        1.60 (+)            10.70

PBHG Insurance Series Funds
Mid-Cap Value Subaccount (2) ............................. 0.00            1.60 (+)          (14.20 )
Select Value Subaccount (8) .............................. 1.91 (+)        1.60 (+)          (24.80 )

PIMCO Variable Insurance Trust
Global Bond Subaccount (2) ............................... 2.68 (+)        1.60 (+)            18.40
Real Return Subaccount (4) ............................... 4.28 (+)        1.60 (+)            14.50
StocksPlus Growth and Income Subaccount (2) .............. 4.10 (+)        1.60 (+)          (18.40 )

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (1) ................... 0.00            1.60 (+)          (15.30 )
Global Value Equity Subaccount (7) ....................... 2.77 (+)        1.60 (+)          (20.10 )
U.S. Real Estate Subaccount (8) .......................... 7.92 (+)        1.60 (+)          (7.40 )

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

    included in the calculation. Total returns for periods less than one year are not annualized.

(+) Annualized

(1) For the period February 14, 2002 (commencement of offering) through December 31, 2002

(2) For the period February 8, 2002 (commencement of offering) through December 31, 2002

(3) For the period March 12, 2002 (commencement of offering) through December 31, 2002

(4) For the period February 19, 2002 (commencement of offering) through December 31, 2002

(5) For the period March 1, 2002 (commencement of offering) through December 31, 2002

(6) For the period March 11, 2002 (commencement of offering) through December 31, 2002

(7) For the period March 25, 2002 (commencement of offering) through December 31, 2002

(8) For the period March 8, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002



                                                                   At December 31, 2002
Option 3:                                                  ------------------------------------
                                                                                    Net Assets
MONY Variable Universal Life                                 Units    Unit Values     (000s)
----------------------------                               --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount (2) ........................  19,438      $  8.65       $  168
Health Science Subaccount (4) ............................  31,890         7.96          254
Telecommunications Subaccount (2) ........................  15,037         6.59           99

Alger American Fund
Balanced Subaccount (1) ..................................  50,115         8.81          442
Mid Cap Growth Subaccount (2) ............................  63,904         7.53          481

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ...............  85,624         7.93          679
EQ/Enterprise Growth and Income Subaccount (4) ........... 116,862         7.82          913
EQ/Enterprise Growth Subaccount (2) ...................... 322,138         7.74        2,493
EQ/Enterprise Managed Subaccount (6) ..................... 130,971         8.13        1,065
EQ/Enterprise Small Company Growth Subaccount (2)          174,101         7.84        1,364
EQ/Enterprise Small Company Value Subaccount (7) ......... 312,519         9.18        2,867
EQ/Enterprise Total Return Subaccount (2) ................  58,455        10.46          611

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (7) ............. 262,000        10.37        2,716
EQ/MONY Long Term Bond Subaccount (10) ...................  71,683        11.23          805

Janus Aspen Series
Capital Appreciation Subaccount (4) ......................  40,704         8.83          359
Flexible Income Subaccount (3) ........................... 121,709        10.85        1,321
International Growth Subaccount (2) ...................... 191,763         7.86        1,508

Lord Abbett Series Funds
Bond Debenture Subaccount (2) ............................  43,180        10.60          458
Growth & Income Subaccount (2) ...........................  87,474         8.03          702
Mid-Cap Value Subaccount (8) ............................. 150,225         8.44        1,267

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (5) ............................  25,763         6.10          157
New Discovery Subaccount (2) .............................  83,960         7.39          620
Total Return Subaccount (9) .............................. 110,390         9.12        1,006
Utilities Subaccount (3) .................................  13,481         7.94          107

MONY Variable Annuity
---------------------
PBHG Insurance
Mid-Cap Value Subaccount (4) ............................. 166,243         8.63        1,434
Select Value Subaccount (5) ..............................  52,678         7.80          411

PIMCO Variable Insurance Trust
Global Bond Subaccount (11) ..............................  50,418        11.89          600
Real Return Subaccount (2) ............................... 248,254        11.34        2,816
StocksPlus Growth and Income Subaccount (7) .............. 238,004         8.21        1,955

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (2) ...................  28,527         8.58          245
Global Value Equity Subaccount (1) .......................  96,503         7.92          764
U.S. Real Estate Subaccount (2) ..........................  58,483         9.57          560


                                                                 For the period ended December 31, 2002
Option 3:                                                  --------------------------------------------------
                                                              Investment
MONY Variable Universal Life                                Income Ratio*   Expense Ratio**   Total Return***
----------------------------                               --------------- ----------------- ----------------
AIM Variable Insurance Funds
Financial Services Subaccount (2) ........................ 1.55 %(+)       2.20 %(+)         (13.50) %
Health Science Subaccount (4) ............................ 0.00            2.20 (+)          (20.40 )
Telecommunications Subaccount (2) ........................ 0.00            2.20 (+)          (34.10 )

Alger American Fund
Balanced Subaccount (1) .................................. 1.17 (+)        2.20 (+)          (11.90 )
Mid Cap Growth Subaccount (2) ............................ 0.00            2.20 (+)          (24.70 )

EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (3) ............... 2.02 (+)        2.20 (+)          (20.70 )
EQ/Enterprise Growth and Income Subaccount (4) ........... 1.92 (+)        2.20 (+)          (21.80 )
EQ/Enterprise Growth Subaccount (2) ...................... 0.63 (+)        2.20 (+)          (22.60 )
EQ/Enterprise Managed Subaccount (6) ..................... 1.86 (+)        2.20 (+)          (18.70 )
EQ/Enterprise Small Company Growth Subaccount (2)          0.00            2.20 (+)          (21.60 )
EQ/Enterprise Small Company Value Subaccount (7) ......... 0.60 (+)        2.20 (+)          (8.20 )
EQ/Enterprise Total Return Subaccount (2) ................ 3.47 (+)        2.20 (+)           4.60

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (7) ............. 0.02            2.20 (+)           3.70
EQ/MONY Long Term Bond Subaccount (10) ................... 0.15 (+)        2.20 (+)          12.30

Janus Aspen Series
Capital Appreciation Subaccount (4) ...................... 0.41 (+)        2.20 (+)          (11.70 )
Flexible Income Subaccount (3) ........................... 4.83 (+)        2.20 (+)           8.50
International Growth Subaccount (2) ...................... 1.29 (+)        2.20 (+)          (21.40 )

Lord Abbett Series Funds
Bond Debenture Subaccount (2) ............................ 5.19 (+)        2.20 (+)           6.00
Growth & Income Subaccount (2) ........................... 1.30 (+)        2.20 (+)          (19.70 )
Mid-Cap Value Subaccount (8) ............................. 1.16 (+)        2.20 (+)          (15.60 )

MFS Variable Insurance Trust
Mid Cap Growth Subaccount (5) ............................ 0.00            2.20 (+)          (39.00 )
New Discovery Subaccount (2) ............................. 0.00            2.20 (+)          (26.10 )
Total Return Subaccount (9) .............................. 0.63 (+)        2.20 (+)          (8.80 )
Utilities Subaccount (3) ................................. 0.46 (+)        2.20 (+)          (20.60 )

MONY Variable Annuity
---------------------
PBHG Insurance
Mid-Cap Value Subaccount (4) ............................. 0.00            2.20 (+)          (13.70 )
Select Value Subaccount (5) .............................. 1.85 (+)        2.20 (+)          (22.00 )

PIMCO Variable Insurance Trust
Global Bond Subaccount (11) .............................. 2.67 (+)        2.20 (+)          18.90
Real Return Subaccount (2) ............................... 4.47 (+)        2.20 (+)          13.40
StocksPlus Growth and Income Subaccount (7) .............. 3.97 (+)        2.20 (+)          (17.90 )

The Universal Institutional Funds, Inc.
Emerging Markets Equity Subaccount (2) ................... 0.00            2.20 (+)          (14.20 )
Global Value Equity Subaccount (1) ....................... 3.05 (+)        2.20 (+)          (20.80 )
U.S. Real Estate Subaccount (2) .......................... 7.86 (+)        2.20 (+)          (4.30 )

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+)  Annualized

(1) For the period March 13, 2002 (commencement of offering) through December 31, 2002

(2) For the period February 25, 2002 (commencement of offering) through December 31, 2002

(3) For the period March 18, 2002 (commencement of offering) through December 31, 2002

(4) For the period February 21, 2002 (commencement of offering) through December 31, 2002

(5) For the period March 25, 2002 (commencement of offering) through December 31, 2002

(6) For the period February 28, 2002 (commencement of offering) through December 31, 2002

(7) For the period February 19, 2002 (commencement of offering) through December 31, 2002

(8) For the period March 21, 2002 (commencement of offering) through December 31, 2002

(9) For the period March 22, 2002 (commencement of offering) through December 31, 2002

(10) For the period March 7, 2002 (commencement of offering) through December 31, 2002

(11) For the period April 1, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                  At December 31, 2002
Option C:                                              ------------------------------------------
                                                                                      Net Assets
MONY Variable Annuity                                    Units       Unit Values        (000s)
---------------------                                  --------- ------------------- ------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (1) ...........     415       $  10.14            $  4
EQ/Enterprise Growth Subaccount (1) ..................     651           9.63               6
EQ/Enterprise Small Company Growth Subaccount (1)          391          10.80               4

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (3) .........   8,451          10.09              85
EQ/MONY Long Term Bond Subaccount (3) ................   3,593          10.50              38

Janus Aspen Series
Flexible Income Subaccount (2) .......................   1,046          10.28              11
International Growth Subaccount (2) ..................   2,121          10.15              22

Lord Abbett Series Funds
Bond Debenture Subaccount (2) ........................   1,020          10.51              11
Growth and Income Subaccount (2) .....................   1,031          10.27              11

PBHG Insurance Series Funds
Mid-Cap Value Subaccount (2) .........................   1,157          10.35              12

PIMCO Variable Insurance Trust
Global Bond Subaccount (3) ...........................   1,900          10.66              20
Real Return Subaccount (3) ...........................  14,615          10.30             151
StocksPlus Growth and Income Subaccount (2) ..........   2,816          10.13              29

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (4) ...................       0           9.97  (++)         0
U.S. Real Estate Subaccount (5) ......................       0          10.52  (++)         0


                                                              For the period ended December 31, 2002
Option C:                                              ----------------------------------------------------
                                                           Investment
MONY Variable Annuity                                    Income Ratio*    Expense Ratio**   Total Return***
---------------------                                  ----------------- ----------------- ----------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (1) ...........      0.00%            1.50%(+)          1.40%
EQ/Enterprise Growth Subaccount (1) ..................      0.00             1.50 (+)         (3.70)
EQ/Enterprise Small Company Growth Subaccount (1)           0.00             1.50 (+)          8.00

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (3) .........      0.00             1.50 (+)          0.90
EQ/MONY Long Term Bond Subaccount (3) ................      0.00             1.50 (+)          5.00

Janus Aspen Series
Flexible Income Subaccount (2) .......................     22.50(+)          1.50 (+)          2.80
International Growth Subaccount (2) ..................      0.81(+)          1.50 (+)          1.50

Lord Abbett Series Funds
Bond Debenture Subaccount (2) ........................     27.80(+)          1.50 (+)          5.10
Growth and Income Subaccount (2) .....................      7.76(+)          1.50 (+)          2.70

PBHG Insurance Series Funds
Mid-Cap Value Subaccount (2) .........................      0.00             1.50 (+)          3.50

PIMCO Variable Insurance Trust
Global Bond Subaccount (3) ...........................      2.79(+)          1.50 (+)          6.60
Real Return Subaccount (3) ...........................      3.34(+)          1.50 (+)          3.00
StocksPlus Growth and Income Subaccount (2) ..........     14.00(+)          1.50 (+)          1.30

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (4) ...................      0.01(+)          1.50 (+)          0.00
U.S. Real Estate Subaccount (5) ......................      0.05(+)          1.50 (+)          0.00

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+)  Annualized

(++) Net asset value immediately prior to redemption.

(1) For the period December 10, 2002 (commencement of offering) through December 31, 2002

(2) For the period November 18, 2002 (commencement of offering) through December 31, 2002

(3) For the period November 13, 2002 (commencement of offering) through December 31, 2002

(4) For the period November 20, 2002 (commencement of offering) through December 31, 2002

(5) For the period December 20, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2002:



                                                              At December 31, 2002
Option L:                                              ----------------------------------
                                                                              Net Assets
MONY Variable Annuity                                   Units   Unit Values     (000s)
---------------------                                  ------- ------------- ------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (1) ...........    95     $   10.14        $ 1
EQ/Enterprise Growth and Income Subaccount (2) .......    37          9.97          0
EQ/Enterprise Growth Subaccount (1) ..................    98          9.63          1
EQ/Enterprise Small Company Growth Subaccount (1)         89         10.80          1
EQ/Enterprise Small Company Value Subaccount (2) .....    74         10.62          1

EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (1) .........   457         10.09          5
EQ/MONY Long Term Bond Subaccount (1) ................    99         10.50          1

Janus Aspen Series
Flexible Income Subaccount (1) .......................   100         10.28          1
International Growth Subaccount (1) ..................   303         10.15          3

Lord Abbett Series Funds
Bond Debenture Subaccount (1) ........................    96         10.51          1
Growth and Income Subaccount (1) .....................    96         10.27          1
Mid-Cap Value Subaccount (3) .........................     2         10.46          0

PBHG Insurance Series Funds
Mid Cap Value Subaccount (1) .........................   204         10.35          2

PIMCO Variable Insurance Trust
Global Bond Subaccount (1) ...........................    99         10.66          1
Real Return Subaccount (3) ...........................     7         10.31          0
StocksPlus Growth and Income Subaccount (1) ..........   300         10.13          3

The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (3) ...................     2          9.97          0
U.S. Real Estate Subaccount (2) ......................    39         10.52          0


                                                             For the period ended December 31, 2002
Option L:                                              ---------------------------------------------------
                                                          Investment
MONY Variable Annuity                                    Income Ratio*   Expense Ratio**   Total Return***
---------------------                                  ---------------- ----------------- ----------------
EQAT--Enterprise Funds
EQ/Enterprise Equity Income Subaccount (1) ...........     0.00 %            1.45%(+)          1.40%
EQ/Enterprise Growth and Income Subaccount (2) .......     0.00              1.45 (+)          (0.30)
EQ/Enterprise Growth Subaccount (1) ..................     0.00              1.45 (+)          (3.70)
EQ/Enterprise Small Company Growth Subaccount (1)          0.00              1.45 (+)          8.00
EQ/Enterprise Small Company Value Subaccount (2) .....     0.00              1.45 (+)          6.20
EQAT--MONY Funds
EQ/MONY Government Securities Subaccount (1) .........     0.00              1.45 (+)          0.90
EQ/MONY Long Term Bond Subaccount (1) ................     0.00              1.45 (+)          5.00
Janus Aspen Series
Flexible Income Subaccount (1) .......................    19.36 (+)          1.45 (+)          2.80
International Growth Subaccount (1) ..................     3.55 (+)          1.45 (+)          1.50
Lord Abbett Series Funds
Bond Debenture Subaccount (1) ........................    23.08 (+)          1.45 (+)          5.10
Growth and Income Subaccount (1) .....................     6.58 (+)          1.45 (+)          2.70
Mid-Cap Value Subaccount (3) .........................    12.41 (+)          1.45 (+)          4.60
PBHG Insurance Series Funds
Mid Cap Value Subaccount (1) .........................     0.00              1.45 (+)          3.50
PIMCO Variable Insurance Trust
Global Bond Subaccount (1) ...........................     2.41 (+)          1.45 (+)          6.60
Real Return Subaccount (3) ...........................     3.87 (+)          1.45 (+)          3.10
StocksPlus Growth and Income Subaccount (1) ..........    11.80 (+)          1.45 (+)          1.30
The Universal Institutional Funds, Inc.
Global Value Equity Subaccount (3) ...................    24.58 (+)          1.45 (+)          (0.30)
U.S. Real Estate Subaccount (2) ......................    50.83 (+)          1.45 (+)          5.20

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+)  Annualized

(1) For the period November 29, 2002 (commencement of offering) through December 31, 2002

(2) For the period December 17, 2002 (commencement of offering) through December 31, 2002

(3) For the period December 18, 2002 (commencement of offering) through December 31, 2002

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding through the period ended December 31, 2002:



                                                             At December 31, 2002
                                                     -------------------------------------
                                                                      Unit     Net Assets
MONY Custom Master Subaccounts                           Units       Values      (000s)
------------------------------                       ------------ ----------- ------------
Alger American
Mid-Cap Growth Subaccount (2) ......................     142,409   $   7.62     $  1,085

Dreyfus
Dreyfus Stock Index Subaccount .....................   9,933,628       6.33       62,837
Dreyfus Socially Responsible Growth Subaccount .....   1,255,269       5.44        6,829

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ....................   8,681,637       5.94       51,554
EQ/Enterprise Small Company Value Subaccount .......   8,512,905      12.17      103,554
EQ/Enterprise Managed Subaccount ...................  15,109,160       7.34      110,809
EQ/Enterprise International Growth Subaccount ......   2,031,440       6.85       13,899
EQ/Enterprise High Yield Bond Subaccount ...........   3,895,307      10.32       40,192
EQ/Enterprise Growth Subaccount ....................  19,728,594       7.69      151,599
EQ/Enterprise Growth and Income Subaccount .........  11,273,375       7.67       86,452
EQ/Enterprise Small Company Growth Subaccount ......   3,994,202      11.93       47,654
EQ/Enterprise Equity Income Subaccount .............   3,454,574       8.33       28,762
EQ/Enterprise Total Return Subaccount (1) ..........     593,890      10.50        6,237

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ..........   3,839,904      12.19       46,810
EQ/MONY Long Term Bond Subaccount ..................   4,384,800      12.22       53,607
EQ/MONY Government Securities Subaccount ...........   6,205,249      11.89       73,758
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..............................   5,543,224       5.60       31,006
VIP II Contrafund Subaccount .......................   5,965,404       7.81       46,605
VIP III Growth Opportunities Subaccount ............   1,769,095       5.22        9,223

Janus Aspen Series
Aggressive Growth Subaccount .......................   5,654,695       4.62       26,107
Balanced Subaccount ................................   6,980,943       9.21       64,297
Capital Appreciation Subaccount ....................   5,496,952       6.68       36,731
Worldwide Growth Subaccount ........................   7,157,869       6.50       46,520

Lord Abbett Series Fund
Growth and Income Subaccount (3) ...................     653,185       8.18        5,345
Mid-Cap Value Subaccount (1) .......................     772,870       8.53        6,594

PIMCO Variable Insurance Trust
Global Bond Subaccount (2) .........................     410,504      11.49        4,718
Real Return Bond Subaccount (1) ....................   2,100,312      11.15       23,431

Universal Institutional Funds, Inc.
Real Estate Growth Subaccount (3) ..................     378,684       8.98        3,402


                                                         For the period ended December 31, 2002
                                                     ----------------------------------------------
                                                        Investment      Expense
MONY Custom Master Subaccounts                        Income Ratio*     Ratio**     Total Return***
---------------------------------------------------- --------------- ------------- ----------------
Alger American
Mid-Cap Growth Subaccount (2) ...................... 0.00 %(+)       1.35 %(+)     (23.80) %

Dreyfus
Dreyfus Stock Index Subaccount ..................... 1.33            1.35          (23.37)
Dreyfus Socially Responsible Growth Subaccount ..... 0.20            1.35          (29.90)

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount .................... 0.00            1.35          (30.36)
EQ/Enterprise Small Company Value Subaccount ....... 0.36            1.35          (10.45)
EQ/Enterprise Managed Subaccount ................... 0.88            1.35          (22.25)
EQ/Enterprise International Growth Subaccount ...... 0.63            1.35          (20.44)
EQ/Enterprise High Yield Bond Subaccount ........... 8.66            1.35            0.19
EQ/Enterprise Growth Subaccount .................... 0.37            1.35          (24.24)
EQ/Enterprise Growth and Income Subaccount ......... 1.09            1.35          (26.95)
EQ/Enterprise Small Company Growth Subaccount ...... 0.00            1.35          (25.06)
EQ/Enterprise Equity Income Subaccount ............. 1.21            1.35          (15.86)
EQ/Enterprise Total Return Subaccount (1) .......... 3.39 (+)        1.35 (+)        5.00

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .......... 3.64            1.35             7.88
EQ/MONY Long Term Bond Subaccount .................. 4.53            1.35            12.52
EQ/MONY Government Securities Subaccount ........... 2.80            1.35             5.22

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .............................. 0.15            1.35           (31.12)
VIP II Contrafund Subaccount ....................... 0.74            1.35           (10.64)
VIP III Growth Opportunities Subaccount ............ 0.97            1.35           (22.90)

Janus Aspen Series
Aggressive Growth Subaccount ....................... 0.00            1.35           (28.92)
Balanced Subaccount ................................ 2.42            1.35            (7.72)
Capital Appreciation Subaccount .................... 0.56            1.35           (16.81)
Worldwide Growth Subaccount ........................ 0.87            1.35           (26.55)

Lord Abbett Series Fund
Growth and Income Subaccount (3) ................... 1.81 (+)        1.35 (+)       (18.20)
Mid-Cap Value Subaccount (1) ....................... 1.41 (+)        1.35 (+)       (14.70)
PIMCO Variable Insurance Trust
Global Bond Subaccount (2) ......................... 2.62 (+)        1.35 (+)        14.90
Real Return Bond Subaccount (1) .................... 3.96 (+)        1.35 (+)        11.50
Universal Institutional Funds, Inc.
Real Estate Growth Subaccount (3) .................. 7.10 (+)        1.35 (+)       (10.20)

-----------------------------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+)  Annualized

(1) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

(2) For the period May 7, 2002 (commencement of operations) through December 31, 2002.

(3) For the period May 2, 2002 (commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

For a unit outstanding through the period ended December 31, 2001:



                                                             At December 31, 2001
                                                     -------------------------------------
                                                                      Unit     Net Assets
MONY Custom Master Subaccounts                           Units       Values      (000s)
------------------------------                       ------------ ----------- ------------
Dreyfus
Dreyfus Stock Index Subaccount .....................  10,780,679   $   8.26     $ 89,063
Dreyfus Socially Responsible Growth Subaccount .....   1,481,284       7.76       11,502

EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ....................  10,502,861       8.53       89,610
EQ/Enterprise Small Company Value Subaccount .......   8,277,605      13.59      112,461
EQ/Enterprise Managed Subaccount ...................  18,385,691       9.44      173,510
EQ/Enterprise International Growth Subaccount ......   2,239,322       8.61       19,289
EQ/Enterprise High Yield Bond Subaccount ...........   3,955,659      10.30       40,746
EQ/Enterprise Growth Subaccount ....................  22,923,974      10.15      232,788
EQ/Enterprise Growth and Income Subaccount .........  13,764,821      10.50      144,558
EQ/Enterprise Small Company Growth Subaccount ......   4,211,857      15.92       67,049
EQ/Enterprise Equity Income Subaccount .............   3,446,563       9.90       34,128

EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ..........   3,105,420      11.30       35,089
EQ/MONY Long Term Bond Subaccount ..................   4,192,071      10.86       45,533
EQ/MONY Government Securities Subaccount ...........   4,360,797      11.30       49,295

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..............................   6,473,865       8.13       52,623
VIP II Contrafund Subaccount .......................   6,410,694       8.74       56,058
VIP III Growth Opportunities Subaccount ............   2,122,900       6.77       14,372

Janus Aspen Series
Aggressive Growth Subaccount .......................   7,138,296       6.50       46,382
Balanced Subaccount ................................   7,262,031       9.98       72,475
Capital Appreciation Subaccount ....................   6,781,107       8.03       54,479
Worldwide Growth Subaccount ........................   8,403,355       8.85       74,347


                                                        For the period ended December 31, 2001
                                                     --------------------------------------------
                                                        Investment     Expense
MONY Custom Master Subaccounts                        Income Ratio*    Ratio**    Total Return***
------------------------------                       --------------- ----------- ----------------
Dreyfus
Dreyfus Stock Index Subaccount .....................     1.12 %          1.35 %      (13.42) %
Dreyfus Socially Responsible Growth Subaccount .....     0.06            1.35        (23.77)
EQAT--Enterprise Funds
EQ/Enterprise Equity Subaccount ....................     0.00            1.35        (19.98)
EQ/Enterprise Small Company Value Subaccount .......     0.28            1.35          3.82
EQ/Enterprise Managed Subaccount ...................     2.23            1.35        (12.35)
EQ/Enterprise International Growth Subaccount ......     0.67            1.35        (28.90)
EQ/Enterprise High Yield Bond Subaccount ...........     8.86            1.35          4.46
EQ/Enterprise Growth Subaccount ....................     0.45            1.35        (13.84)
EQ/Enterprise Growth and Income Subaccount .........     0.88            1.35        (13.08)
EQ/Enterprise Small Company Growth Subaccount ......     0.00            1.35         (5.13)
EQ/Enterprise Equity Income Subaccount .............     1.09            1.35        (12.00)
EQAT--MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ..........     4.18            1.35          7.11
EQ/MONY Long Term Bond Subaccount ..................     4.30            1.35          4.93
EQ/MONY Government Securities Subaccount ...........     3.70            1.35          5.12
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..............................     0.00            1.35        (18.86)
VIP II Contrafund Subaccount .......................     0.70            1.35        (13.64)
VIP III Growth Opportunities Subaccount ............     0.26            1.35        (15.69)
Janus Aspen Series
Aggressive Growth Subaccount .......................     0.00            1.35        (40.37)
Balanced Subaccount ................................     2.73            1.35         (5.94)
Capital Appreciation Subaccount ....................     1.22            1.35        (22.86)
Worldwide Growth Subaccount ........................     0.48            1.35        (23.58)

-----------------------------
* This ratio represents the amount of the dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(+)  Annualized

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America:

In our opinion, the accompanying balance sheets and the related statements of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America at December 31, 2005 and December 31, 2004 and the results of its operations and its cash flows for the year ended December 31, 2005 and the six months ended December 31, 2004 and the six (predecessor) months ended June 30, 2004 and the (predecessor) year ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 3 to the financial statements, in 2004 MONY Life Insurance Company of America changed its method of accounting for certain nontraditional long-duration contracts and for Separate Accounts.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 17, 2006

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                                 BALANCE SHEETS

                                                                                             DECEMBER 31,       December 31,
                                                                                                 2005               2004
                                                                                           ------------------ ------------------
                                                                                                      (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value.........................          $2,035.6           $1,927.2
   Mortgage loans on real estate........................................................             290.2              373.2
   Policy loans.........................................................................              96.3               93.0
   Other invested assets................................................................              54.8               57.2
                                                                                           ------------------ ------------------
          Total investments.............................................................           2,476.9            2,450.6
Cash and cash equivalents...............................................................             129.7              198.8
Amounts due from reinsurers.............................................................             106.2               76.0
Deferred policy acquisition costs.......................................................             106.8               57.3
Value of business acquired..............................................................             328.2              354.8
Other assets............................................................................              29.5               25.3
Separate Accounts' assets...............................................................           3,485.1            3,732.2
                                                                                           ------------------ ------------------
TOTAL ASSETS............................................................................          $6,662.4           $6,895.0
                                                                                           ================== ==================

LIABILITIES
Policyholders' account balances.........................................................          $2,175.9           $2,228.5
Future policy benefits and other policyholders liabilities..............................             309.1              264.5
Other liabilities.......................................................................              47.4               48.1
Note payable to affiliate...............................................................              33.8               36.8
Income taxes payable....................................................................              50.6               45.2
Separate Accounts' liabilities..........................................................           3,485.1            3,732.2
                                                                                           ------------------ ------------------
       Total liabilities................................................................           6,101.9            6,355.3
                                                                                           ------------------ ------------------

Commitments and contingencies (Notes 10,13,14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 5.0 million shares authorized, 2.5 million issued and
   outstanding..........................................................................               2.5                2.5
Capital in excess of par value..........................................................             495.8              495.8
Retained earnings.......................................................................              67.8               26.5
Accumulated other comprehensive (loss) income...........................................              (5.6)              14.9
                                                                                           ------------------ ------------------
       Total shareholder's equity.......................................................             560.5              539.7
                                                                                           ------------------ ------------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..............................................          $6,662.4           $6,895.0
                                                                                           ================== ==================





                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF OPERATIONS

                                                                       YEAR              Six              Six              Year
                                                                       ENDED         Months Ended     Months Ended         Ended
                                                                    DECEMBER 31,     December 31,       June 30,        December 31,
                                                                        2005             2004             2004             2003
                                                                  ----------------- --------------- -----------------  -------------
                                                                    (SUCCESSOR)      (Successor)      (Predecessor)    (Predecessor)
                                                                                            (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income....  $      168.3     $        80.8   $        82.7      $     166.2
Premiums........................................................          53.8              85.0            77.4            141.0
Net investment income...........................................         135.0              62.8            64.3            118.5
Investment (losses) gains, net..................................          (2.2)             (4.6)           (0.7)            11.8
Other income....................................................          22.0              26.7             7.4             17.2
                                                                  ----------------- --------------- -----------------  -------------
       Total revenues...........................................         376.9             250.7           231.1            454.7
                                                                  ----------------- --------------- -----------------  -------------

BENEFITS AND OTHER DEDUCTIONS

Policyholders' benefits.........................................          99.5              91.2            80.8            156.8
Interest credited to policyholders' account balances............          99.9              50.0            54.1             91.5
Compensation and other benefits.................................          30.7              32.1            45.8             80.6
Commissions.....................................................          72.9              76.5            85.5            160.2
Interest expense................................................           1.6               1.3             1.3              2.8
Amortization of deferred policy acquisition costs and value of
   business acquired............................................          41.2              22.4            34.7             55.2
Capitalization of deferred policy acquisition costs ............         (78.1)            (87.5)          (93.8)          (193.7)
Rent expense....................................................          10.5               3.0             9.8             14.6
Other operating costs and expenses..............................          40.7              22.8            38.2             55.5
                                                                  ----------------- --------------- -----------------  -------------
          Total benefits and other deductions...................         318.9             211.8           256.4            423.5
                                                                  ----------------- --------------- -----------------  -------------

Earnings (loss) before income taxes and cumulative effect of
   accounting change............................................          58.0              38.9           (25.3)            31.2
Income tax (expense) benefit....................................         (16.7)            (12.4)           10.5             (4.9)
                                                                  ----------------- --------------- -----------------  -------------
Net earnings (loss) before cumulative effect of accounting
   change.......................................................          41.3              26.5           (14.8)            26.3
Loss from real estate to be disposed of, net of income taxes....            -                 -               -              (0.1)
Cumulative effect of accounting change, net of income taxes.....            -                 -              3.8              -
                                                                  ----------------- --------------- -----------------  -------------
Net Earnings (Loss).............................................  $       41.3     $        26.5   $       (11.0)     $      26.2
                                                                  ================= =============== =================  =============





                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                       STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                                       ACCUMULATED
                                                                          CAPITAL                         OTHER           TOTAL
                                                           COMMON        IN EXCESS       RETAINED     COMPREHENSIVE   SHAREHOLDER'S
                                                            STOCK          OF PAR        EARNINGS     INCOME (LOSS)      EQUITY
                                                       -----------------------------------------------------------------------------
                                                                                      (IN MILLIONS)
PREDECESSOR BALANCE, JANUARY 1, 2003..................   $       2.5     $  449.7      $     113.0     $      24.7    $     639.9
Capital contributions.................................             -        100.0                -               -          100.0
Comprehensive income:
      Net earnings....................................             -            -             26.2               -           26.2
      Other comprehensive loss........................             -            -                -            (0.5)          (0.5)
                                                                                                                      -----------
            Comprehensive income......................                                                                       25.7
                                                         -----------     --------      -----------     -----------    -----------
PREDECESSOR BALANCE, DECEMBER 31, 2003................           2.5        599.7            139.2            24.2          765.6
Comprehensive loss:

      Net loss........................................             -            -            (11.0)              -          (11.0)
      Other comprehensive loss........................             -            -                -           (11.4)         (11.4)
                                                                                                                      -----------
            Comprehensive loss........................                                                                      (22.4)
                                                         -----------     --------      -----------     -----------    -----------
PREDECESSOR BALANCE, JUNE 30, 2004....................           2.5        599.7            128.2            12.8          743.2
Effect of push-down accounting of AXA Financial
   Group's purchase price on MLOA's net assets........             -       (153.0)          (128.2)          (12.8)        (294.0)
                                                         -----------     --------      -----------     -----------    -----------
SUCCESSOR BALANCE, JULY 1, 2004                                  2.5        446.7                -               -          449.2
Capital contributions.................................             -         49.1                -               -           49.1
Comprehensive income:
      Net earnings....................................             -            -             26.5               -           26.5
      Other comprehensive income......................             -            -                -            14.9           14.9
                                                                                                                      -----------
            Comprehensive income......................                                                                       41.4
                                                         -----------     --------      -----------     -----------    -----------
SUCCESSOR BALANCE, DECEMBER 31, 2004..................           2.5        495.8             26.5            14.9          539.7
Comprehensive income:
      Net earnings....................................             -            -             41.3               -           41.3
      Other comprehensive loss........................             -            -                -           (20.5)         (20.5)
                                                                                                                      -----------
            Comprehensive income......................                                                                       20.8
                                                         -----------     --------      -----------     -----------    -----------
SUCCESSOR BALANCE, DECEMBER 31, 2005..................   $       2.5     $  495.8      $      67.8     $      (5.6)   $     560.5
                                                         ===========     ========      ===========     ===========    ===========





                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS

                                                                         YEAR         Six Months      Six Months         Year
                                                                         ENDED           Ended           Ended           Ended
                                                                      DECEMBER 31,    December 31,      June 30,      December 31,
                                                                         2005            2004            2004            2003
                                                                    --------------- --------------- -------------- -----------------
                                                                      (SUCCESSOR)     (Successor)   (Predecessor)    (Predecessor)
                                                                                             (IN MILLIONS)

Net earnings (loss).................................................  $    41.3       $    26.5       $   (11.0)      $    26.2
  Adjustments to reconcile net earnings (loss) to net cash used in operating activities:
     Interest credited to policyholders' account balances...........       99.9            50.0            54.1            91.5
     Universal life and investment-type product policy fee income...     (168.3)          (80.8)          (82.7)         (166.2)
     Change in accrued investment income............................       (1.8)           (3.0)            4.7            (1.7)
     Investment losses (gains)......................................        2.2             4.6             0.7           (17.3)
     Change in deferred policy acquisition costs and VOBA...........      (36.9)          (65.1)          (60.8)         (138.5)
     Change in future policy benefits and other policyholders
         liabilities................................................       57.5             1.1            (3.2)            5.4
     Provision for depreciation and amortization....................       14.1             7.9             1.5             0.7
     Cumulative effect of the adoption of SOP 03-1..................        -               -             (5.9)             -
     Loss on discontinued real estate operations....................        -               -               -              0.1
     Gain on recapture from reinsurance from USFL...................       (0.6)           (9.0)            -               -
     Other, net.....................................................      (10.0)          (20.4)           49.1            81.7
                                                                    --------------- --------------- -------------- -----------------

Net cash used in operating activities...............................       (2.6)          (88.2)          (53.5)         (118.1)
                                                                    --------------- --------------- -------------- -----------------

Cash flows from investing activities:
   Sales, maturities or repayments of:
      Fixed maturity securities.....................................      173.5           188.7           431.5           358.7
      Mortgage loans on real estate.................................      100.8            93.8            43.0            80.1
      Other invested assets.........................................        -               4.3             0.1             0.3
   Acquisitions of investments:
      Fixed maturity securities.....................................     (348.0)         (473.1)         (272.4)         (548.5)
      Mortgage loans on real estate.................................      (18.1)          (18.7)          (66.1)         (139.1)
      Other invested assets.........................................       (0.1)           (0.4)           (0.2)           (0.6)
      Policy loans, net.............................................       (3.3)           (3.9)           (3.0)           (6.3)
                                                                    --------------- --------------- -------------- -----------------

Net cash (used in) provided by investing activities.................      (95.2)         (209.3)          132.9          (255.4)
                                                                    --------------- --------------- -------------- -----------------

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS
                                   (CONTINUED)

                                                                            YEAR        Six Months      Six Months        Year
                                                                           ENDED           Ended           Ended          Ended
                                                                        DECEMBER 31,    December 31,      June 30,     December 31,
                                                                            2005           2004            2004           2003
                                                                     --------------- ---------------- -------------- ---------------
                                                                         (SUCCESSOR)     (Successor)   (Predecessor)  (Predecessor)
                                                                                                (IN MILLIONS)
Cash flows from financing activities:
   Policyholders' account balances:
      Deposits......................................................       521.4          284.6          477.8            969.6
      Withdrawals and transfers to Separate Accounts................      (505.7)        (196.9)        (337.1)          (545.8)
   Repayment of note to affiliate...................................        (3.0)          (1.4)          (1.4)            (2.6)
   Proceeds received from recapture of reinsurance with USFL........        12.2           10.4             -                -
   Other, net.......................................................         3.8             -              -                -
   Capital contribution.............................................          -              -              -             100.0
                                                                     --------------- --------------- --------------- ---------------

Net cash provided by financing activities...........................        28.7           96.7          139.3            521.2
                                                                     --------------- --------------- --------------- ---------------

Net (decrease) increase in cash and cash equivalents................       (69.1)        (200.8)         218.7            147.7
Cash and cash equivalents, beginning of period......................       198.8          399.6          180.9             33.2
                                                                     --------------- --------------- --------------- ---------------

Cash and Cash Equivalents, End of Period............................ $     129.7     $    198.8      $   399.6       $    180.9
                                                                     =============== =============== =============== ===============

Supplemental cash flow information:

  Interest Paid..................................................... $       2.4     $      1.3      $     1.3       $      2.8
                                                                     =============== =============== =============== ===============
  Income Taxes Refunded............................................. $         -     $    (48.2)     $       -       $    (27.4)
                                                                     =============== =============== =============== ===============
Schedule of non-cash financing activities:

  Capital contribution of AllianceBernstein units from MONY Life.... $         -     $     49.1      $       -       $       -
                                                                     =============== =============== =============== ===============
  Transfer of bonds from USFL due to recapture of reinsurance with
   USFL (Note 11)................................................... $         -     $     84.6      $       -       $       -
                                                                     =============== =============== =============== ===============









                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                          NOTES TO FINANCIAL STATEMENTS



1)    ORGANIZATION

      MONY Life Insurance Company of America ("MLOA"), an Arizona stock life insurance company whose primary business is to provide life insurance and annuity products to both individuals and businesses, is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly owned subsidiary of MONY Holdings, LLC ("MONY Holdings"), which is a downstream holding company of AXA Financial, Inc. ("AXA Financial", which together with its consolidated subsidiaries is referred to herein as "AXA Financial Group").

2)    MERGER OF MONY WITH AXA FINANCIAL GROUP

      On July 8, 2004, the acquisition of The MONY Group Inc. ("MONY") by AXA Financial was completed and, under the terms of the related merger agreement, AXA Financial paid or made provisions to pay MONY shareholders approximately $1.5 billion in cash, representing $31.00 for each share of MONY's common stock. MONY shareholders also received a dividend from MONY totaling $0.34755 per share.

      The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards (SFAS) No. 141, "Business Combinations", and SFAS No. 142, "Goodwill and Other Intangible Assets". In connection with the acquisition, MLOA adjusted the cost basis of its assets and liabilities to fair value on the acquisition date (the "Purchase Adjustments"). References in these financial statements to "Predecessor" refer to MLOA prior to July 1, 2004. References to "Successor" refer to MLOA on and after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments. For accounting purposes (due to convenience and immateriality of the results of MONY and its subsidiaries from July 1 through July 8), AXA Financial has consolidated MONY and its subsidiaries and reflected its results from July 1, 2004 in its consolidated statements of earnings and consolidated cash flows. MLOA's activity for the period from July 1, 2004 through July 8, 2004 is therefore included in the Successor's statement of operations and excluded from the Predecessor's statement of operations. The Predecessor's statement of operations is presented using MLOA's historical basis of accounting.

      The determination of the Purchase Adjustments relating to investments reflects management's reliance on independent price quotes where available. Other Purchase Adjustments required significant management estimates and assumptions. The Purchase Adjustments related to Value of Business Acquired ("VOBA") and liabilities, including policyholder reserves, required management to exercise judgment to assess the value of these items. The Purchase Adjustments resulted in a revalued balance sheet, which may result in future earnings trends that differ significantly from historical trends. MLOA does not anticipate any material impact on its liquidity, or its ability to pay policyholders claims, arising out of the purchase accounting process related to the merger.

3)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation
      ---------------------

      The preparation of the accompanying financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management to present fairly the financial position of MLOA and its results of operations and cash flows for the periods presented.

      The term "full year 2005" and "full year 2004" refers to the year ended December 31, 2005 and 2004, respectively. The terms "six months ended December 31, 2004" and "six months ended June 30, 2004" refer to the 2004 Successor and Predecessor periods, respectively. The term "full year 2003" refers to the year ended December 31, 2003. References to "Successor" refer to MLOA on or after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments recorded in connection with the acquisition of MONY by AXA Financial Group.

      Certain reclassifications have been made in the amounts presented for prior periods to conform to the current presentation. The December 31, 2004 comparative balance sheet reflects the reclassification of $87.9 million in reserves on one of MLOA's interest-sensitive products from future policy benefits and other policyholder's liabilities to policyholders' account balances.

      Accounting Changes
      ------------------

      Effective January 1, 2004, MLOA adopted Statement of Position ("SOP 03-1"), "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in MLOA's accounting policies relating to (a) liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts issued by MLOA, and (b) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

      The adoption of SOP 03-1 resulted in a change in liabilities associated with the market value adjustment feature that are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

      The adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both MLOA's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

      The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in the six months ended June 30, 2004 Predecessor net loss of $3.8 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

      New Accounting Pronouncements
      -----------------------------

      On May 30, 2005, Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 154, "Accounting Changes and Error Corrections," a replacement of Accounting Principles Board Opinion ("APB") No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. SFAS No. 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

      Although MLOA has no employees, under service agreements with affiliates, MLOA is charged for services, including personnel services and employee benefits, provided on its behalf. These affiliates account for stock option plans and other stock-based compensation plans using the intrinsic value method in accordance with the provisions of APB No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 10 of Notes to Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

      On December 16, 2004, the FASB issued SFAS No. 123(R), "Share-Based Payment," requiring the cost of all share-based payments to employees, including stock options, stock appreciation rights, and certain employee stock purchase plans, to be recognized in the financial statements based on their fair values. By ruling of the Securities and Exchange Commission ("SEC"), effective April 21, 2005, public companies were permitted to delay their initial adoption of SFAS No. 123(R) from the first interim period to the first annual period beginning on or after June 15, 2005. Consequently, AXA Financial Group, including MLOA, implemented SFAS 123(R) effective January 1, 2006 and will reflect the resulting impacts of adoption in its financial reporting for first quarter 2006. As more fully described in Note 10 of Notes to Financial Statements, MLOA elected under SFAS No. 123, "Accounting for Stock-Based Compensation," to continue to account for stock-based compensation using the intrinsic value method prescribed by APB No. 25, and its related interpretations, and to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Accordingly, adoption of SFAS No. 123(R) will result in compensation expense for certain types of AXA Financial Group's equity-settled award programs for which no cost previously would have been charged to net earnings under APB No. 25, such as for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. Similarly, certain types of AXA Financial Group's cash-settled award programs, such as stock appreciation rights, may be expected to result in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to APB No. 25.

      To effect its adoption of SFAS No. 123(R) on January 1, 2006, AXA Financial Group elected the "modified prospective method" of transition to the new accounting and reporting requirements for share-based payments. Consequently, the resulting impacts of adoption to be reflected in MLOA's financial reporting for first quarter 2006 will not include a restatement of prior-period results to reflect the original recognition provisions of SFAS No. 123 as would be required under the alternative "modified retrospective method" of transition. Under the modified prospective method, AXA Financial Group will be required to apply the measurement, recognition, and attribution requirements of SFAS 123(R) to new awards and to awards modified, repurchased or cancelled after January 1, 2006. In addition, the modified prospective method will require AXA Financial Group to recognize compensation expense over the remaining future service/vesting periods for the unvested portions of awards outstanding at January 1, 2006, applying the same estimates of fair value and the same attribution method used previously to prepare SFAS No. 123 pro-forma disclosures. The unrecognized compensation cost associated with unvested stock option awards as at January 1, 2006 was approximately $3.4 million ($2.2 million after-tax) and, under SFAS No. 123(R), will result in incremental expense in the Statements of Operations of MLOA over a weighted average remaining service/vesting period of approximately 2.0 years. Absent additional forfeiture considerations, results for 2006 would be expected to include approximately $1.9 million ($1.2 million after-tax) of additional compensation expense as related to unvested stock option awards at January 1, 2006 as a result of the adoption of SFAS 123(R).

      The full impact of adoption of SFAS 123(R) cannot be predicted at this time because it is largely dependent upon the nature and levels of share-based payments granted in the future. Nonetheless, while there exist differences between certain requirements of SFAS Nos. 123 and 123(R), the estimated impacts in previous periods of applying a fair-value approach to accounting for share-based awards made to employees of AXA Financial Group are described and/or disclosed on a pro-forma basis in Note 10 of Notes to Financial Statements. Management is continuing to assess the impacts of adoption of SFAS 123(R), including accounting for the income tax effects of share-based compensation, for which AXA Financial Group likely will elect the transition alternative available for income taxes provided by the November 10, 2005 issuance of FSP No. 123(R)-3 "Transition Election Related to Accounting for the Tax Effects of Share-Based Payment Awards". In addition, management is continuing to assess the impacts of the related amendment to SFAS No. 95, "Statement of Cash Flows," that in periods subsequent to adoption of SFAS 123(R) will require tax deductions in excess of recognized compensation cost to be classified as resulting from a financing activity rather than as an operating cash flow as currently required.

      Neither SFAS No. 123 nor SFAS No. 123(R) prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead require consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded and one that can be supported by information that is available, such as exercise behavior. In its implementation of SFAS 123(R), AXA Financial Group expects to continue to use the Black-Scholes-Merton formula to estimate the fair values of employee stock options. As more fully described in Note 10 of Notes to Financial Statements, and consistent with the fair value measurement objectives of SFAS 123 and SFAS 123(R), beginning with awards granted in 2005, AXA Financial Group modified its methodologies for developing the expected stock price volatility and expected dividend assumptions used in this pricing formula. With respect to the valuation of options to purchase AXA ADRs, these changes each represent a change in accounting estimate under SFAS No. 154 "Accounting Changes and Error Corrections," and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS No. 123(R).

      On September 19, 2005, the American Institute of Certified Public Accountants ("AICPA") released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related DAC/VOBA must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. Management is currently assessing the potential impact of this new guidance on the financial results of MLOA.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:

      o Management having the authority to approve the action commits the organization to a plan to sell the property.
      o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
      o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
      o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
      o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
      o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which MLOA has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which MLOA does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities including common stock classified as available for sale securities are carried at estimated fair value and are included in Other invested assets.

      Units held in AllianceBernstein L.P. (formally Alliance Capital Management L.P.) ("AllianceBernstein") are carried on the equity method and reported in other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included with other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized
      --------------------------------------------------------------------
      Investment Gains (Losses)
      -------------------------

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by MLOA are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to deferred policy acquisition costs ("DAC") and VOBA related to universal life and investment-type products.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      DAC and VOBA
      ------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which arose from the acquisition of MONY, was established in accordance with business combination purchase accounting guidance. VOBA is the actuarially determined present value of estimated future gross profits of insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.90% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.65% net of product weighted average Separate Account fees) and 0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 9% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2005, current projections of future average gross market returns assume a 3.5% return for 2006, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 5 quarters.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      MLOA issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. MLOA also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance, contracts reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 6.75% for life insurance liabilities and from 3.0% to 6.75% for annuity liabilities.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts' assets are subject to General Account claims only to the extent Separate Accounts' assets exceed Separate Accounts' liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by MLOA.

      The investment results of Separate Accounts on which MLOA does not bear the investment risk are reflected directly in Separate Accounts' liabilities and are not reported in revenues in the statements of operations. For the year ended December 31, 2005, 2004 and 2003, investment results of such Separate Accounts were gains of $197.5 million, $371.2 million and $628.1 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts' liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

      Other Accounting Policies
      -------------------------

      MLOA filed a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life and non-life subsidiaries for the Predecessor periods. Beginning in the Successor period, MLOA files a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life subsidiaries. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of Federal income taxes will be based upon separate return calculations with current credit for losses and other Federal income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

4)    INVESTMENTS

      The following table provides additional information relating to fixed maturities.

                                                                     GROSS              GROSS
                                                 AMORTIZED         UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              ----------------  -----------------  -----------------   ---------------
                                                                           (IN MILLIONS)
        DECEMBER 31, 2005
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate........................  $     1,843.9     $        9.3       $       23.4       $    1,829.8
            Mortgage-backed..................           24.9              0.3                 -                25.2
            U.S. Treasury, government
              and agency securities..........           92.3              0.4                0.5               92.2
            States and political
              subdivisions...................            1.1               -                  -                 1.1
            Foreign governments..............           10.2              0.1                0.1               10.2
            Redeemable preferred stock.......           77.6              1.1                1.6               77.1
                                              ----------------- ------------------ -----------------  ----------------
              Total Available for Sale.......  $     2,050.0     $       11.2       $       25.6       $    2,035.6
                                              ================= ================== =================  ================

        December 31, 2004
        -----------------
        Fixed Maturities:
          Available for Sale:

            Corporate........................  $     1,716.1     $       34.9       $        2.9       $    1,748.1
            Mortgage-backed..................           36.2              1.0                 -                37.2
            U.S. Treasury, government
              and agency securities..........           68.3              1.6                 -                69.9
            States and political
              subdivisions...................             -                -                  -                  -
            Foreign governments..............           10.3              0.1                0.1               10.3
            Redeemable preferred stock.......           60.2              1.7                0.2               61.7
                                              ----------------- ------------------ -----------------  ----------------
              Total Available for Sale.......  $     1,891.1     $       39.3       $        3.2       $    1,927.2
                                              ================= ================== =================  ================

        For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, MLOA determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value having an amortized cost of $527.1 million and $497.4 million, respectively, had estimated fair values of $527.0 million and $505.1 million, respectively.

        The contractual maturity of bonds at December 31, 2005 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Due in one year or less.............................................     $      108.6       $      107.6
        Due in years two through five........................................           475.5              470.0
        Due in years six through ten.........................................         1,064.4            1,057.0
        Due after ten years..................................................           299.0              298.7
        Mortgage-backed securities...........................................            24.9               25.2
                                                                                ----------------   -----------------
        Total................................................................    $    1,972.4       $    1,958.5
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by AXA Financial Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (217 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2005:

                                            LESS THAN 12 MONTHS         12 MONTHS OR LONGER                   TOTAL
                                     ------------------------------  ----------------------------  -----------------------------
                                                        GROSS                         GROSS                         GROSS
                                       ESTIMATED      UNREALIZED      ESTIMATED     UNREALIZED      ESTIMATED     UNREALIZED
                                      FAIR VALUE        LOSSES       FAIR VALUE       LOSSES        FAIR VALUE      LOSSES
                                     -------------  -------------- -------------  --------------- --------------  --------------
                                                                           (IN MILLIONS)

       Fixed Maturities:
         Corporate.................. $       903.7  $       18.1   $      267.6   $        5.3    $    1,171.3    $      23.4
         Mortgage-backed............           -             -             -                -             -                -
         U.S. Treasury, government
           and agency securities....          36.5           0.2           16.6            0.3            53.1            0.5
         States and political
           subdivisions.............           1.1           -              -               -              1.1             -
         Foreign governments........           2.0           -              6.0            0.1             8.0            0.1
         Redeemable
           preferred stock..........          60.0           1.6            -               -             60.0            1.6
                                     -------------  -------------- -------------  --------------- --------------  --------------
       Total Temporarily
         Impaired Securities ....... $     1,003.3  $       19.9   $      290.2   $        5.7    $    1,293.5    $      25.6
                                     =============  ============== =============  =============== ==============  ==============

      MLOA's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2005, approximately $101.0 million, or 4.9%, of the $2,050.0 million aggregate amortized cost of fixed maturities held by MLOA was considered to be other than investment grade.

      At December 31, 2005, there were $2.4 million of fixed maturities which were non-income producing for the twelve months preceding that date.

      MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2005 and 2004 were $3.9 million and $4.5 million, respectively.

      Interest income recognized on impaired mortgage loans totaled $0.3 million, $0.1 million, $0.0 million and $0.2 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2005 and 2004, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $3.2 million and $0.0 million, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                       YEAR         Six Months     Six Months         Year
                                                                      ENDED           Ended           Ended           Ended
                                                                   DECEMBER 31,    December 31,      June 30,      December 31,
                                                                       2005            2004           2004            2003
                                                                  --------------- -------------- --------------- ----------------
                                                                   (SUCCESSOR)     (Successor)    (Predecessor)   (Predecessor)
                                                                                          (IN MILLIONS)
Balances, beginning of period..............................       $     -         $      1.7     $       4.4       $       3.7
Additions charged to income................................             -                  -             0.3               0.7
Deductions for writedowns and asset dispositions...........             -                  -            (3.0)                -
Effect of push-down accounting of AXA Financial Group's
  purchase price of MLOA's net assets......................             -               (1.7)              -                 -
                                                                  --------------- -------------- --------------- ----------------
Balances, End of Period....................................             -         $        -     $       1.7       $       4.4
                                                                  =============== ============== =============== =================
Balances, end of period comprise:
Mortgage loans on real estate..............................       $     -         $        -     $       1.7       $       4.4
                                                                  =============== ============== =============== =================

     The following presents MLOA's investment in 1.2 million units in AllianceBernstein, an affiliate, which is included in Other invested assets:

                                                                                  DECEMBER 31,
                                                                                      2005
                                                                                -----------------
                                                                                 (IN MILLIONS)

      Balance, beginning of year ..............................................  $      49.1
      Equity in net earnings...................................................          4.1
      Dividends received.......................................................         (3.8)
                                                                                -----------------
      Balance, End of Period...................................................  $      49.4
                                                                                =================

5)    VALUE OF BUSINESS ACQUIRED

      The following presents MLOA's VOBA asset related to AXA Financial Group's acquisition of MONY as of December 31, 2005:


                                                                    LESS:               LESS:
                                                                 ACCUMULATED          IMPACT OF
                                             GROSS CARRYING      AMORTIZATION       RECAPTURE (2)           NET
                                                 AMOUNT              (1)
                                            ---------------   ---------------     ---------------    ------------------
                                                                          (IN MILLIONS)
   VOBA...................................  $        416.5    $        (43.4)     $        (44.9)    $        328.2
                                            ===============   ===============     ===============    ==================

      -------------
      (1)   Includes reactivity to unrealized investment gains and losses.
      (2) Relates to the December 31, 2005 and 2004 recapture by USFL of universal life insurance contracts and level term premium insurance contracts previously ceded to MLOA under the MODCO agreement between MLOA and USFL.

     For the full year 2005 and six months ended December 31, 2004, total amortization expense related to VOBA was $32.5 million and $16.7 million, respectively. VOBA amortization is estimated to range between $27.0 million and $37.0 million annually through 2010.

6)    NET INVESTMENT INCOME AND INVESTMENT (LOSSES) GAINS

      The sources of net investment income follow:

                                                           YEAR         Six Months        Six Months          Year
                                                           ENDED           Ended            Ended            Ended
                                                        DECEMBER 31,    December 31,       June 30,       December 31,
                                                           2005            2004              2004             2003
                                                      --------------- ---------------- ----------------- ----------------
                                                        (SUCCESSOR)    (Successor)      (Predecessor)     (Predecessor)
                                                                               (IN MILLIONS)
 Fixed maturities.....................................$       107.1    $        45.8    $       51.8      $       94.1
 Mortgage loans on real estate........................         25.2             16.0            16.0              29.6
 Policy loans.........................................          6.0              3.0             2.9               5.5
 Other investment income..............................          4.4              2.1            (0.9)              0.9
                                                      --------------- ---------------- ----------------- ----------------
    Gross investment income...........................        142.7             66.9            69.8             130.1

 Investment expenses..................................         (7.7)            (4.1)           (5.5)            (11.6)
                                                      --------------- ---------------- ----------------- ----------------
 Net Investment Income................................$       135.0    $        62.8     $      64.3      $      118.5
                                                      =============== ================ ================= =================

      Investment (Losses) Gains, including changes in the valuation allowances, follow:

                                                           YEAR         Six Months        Six Months          Year
                                                           ENDED           Ended            Ended            Ended
                                                        DECEMBER 31,    December 31,       June 30,       December 31,
                                                           2005            2004              2004             2003
                                                      -------------- ---------------- ----------------- ----------------
                                                       (SUCCESSOR)     (Successor)      (Predecessor)     (Predecessor)
                                                                                (IN MILLIONS)
Fixed maturities.....................................  $      (2.2)  $      (4.6)     $      (3.4)      $        8.1
Mortgage loans on real estate........................            -              -             2.7                3.5
Other................................................            -              -              -                 0.2
                                                      -------------- ---------------- ----------------- ----------------
Investment (Losses) Gains, Net.......................  $      (2.2)  $      (4.6)     $      (0.7)      $       11.8
                                                      ============== ================ ================= ================

      Writedowns of fixed maturities amounted to $2.0 million, $5.1 million, $0.9 million and $8.6 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively. There were no writedowns of mortgage loans on real estate and equity real estate for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003.

      For the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $53.4 million, $48.9 million, $363.1 million and $145.3 million. Gross gains of $1.0 million, $2.1 million, $6.9 million and $10.7 million and gross losses of $1.4 million, $1.3 million, $10.0 million and $0.0 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003 amounted to $(50.5) million, $36.1 million, $(41.0) million and $(3.2) million, respectively.

      The net unrealized investment gains (losses) included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line by line basis, follow:

                                                             YEAR         Six Months       Six Months           Year
                                                            ENDED            Ended            Ended            Ended
                                                         DECEMBER 31,     December 31,       June 30,       December 31,
                                                             2005            2004             2004              2003
                                                       --------------- --------------- ----------------- -----------------
                                                         (SUCCESSOR)     (Successor)     (Predecessor)     (Predecessor)
                                                                                (IN MILLIONS)
Balance, beginning of period........................    $      14.9     $      12.8     $       24.2      $      24.7
Changes in unrealized investment (losses) gains.....          (50.5)           36.1            (41.5)            (2.9)
Changes in unrealized investment gains (losses)
attributable to:
   DAC and VOBA.....................................           18.9           (13.2)            23.9              2.2
   Deferred income taxes............................           11.1            (8.0)             6.2              0.2
Effect of push-down accounting of AXA Financial
   Group's purchase price on MLOA's net assets......             -            (12.8)             -                -
                                                      ---------------- --------------- ----------------- -----------------
Balance, end of period..............................    $      (5.6)    $      14.9     $       12.8      $      24.2
                                                      ================ =============== ================= =================

Balance, end of period comprises:
   Unrealized investment gains on:
      Fixed maturities..............................    $     (14.4)    $      36.1     $       43.5      $      84.9
   Amounts of unrealized investment gains (losses)
   attributable to:
      DAC and VOBA..................................            5.7           (13.2)           (23.9)           (47.8)
      Deferred income taxes.........................            3.1            (8.0)            (6.8)           (12.9)
                                                       --------------- --------------- ----------------- -----------------
Balance, end of period..............................    $      (5.6)    $      14.9     $       12.8       $     24.2
                                                      ================ =============== ================= =================

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

7)    OTHER COMPREHENSIVE (LOSS) INCOME

      The components of other comprehensive (loss) income for the past three years follow:

                                                            YEAR         Six Months       Six Months           Year
                                                           ENDED            Ended            Ended            Ended
                                                        DECEMBER 31,     December 31,       June 30,       December 31,
                                                            2005            2004             2004              2003
                                                      -------------- ------------------ ---------------- -----------------
                                                        (SUCCESSOR)      (Successor)     (Predecessor)    (Predecessor)
                                                                               (IN MILLIONS)

Net unrealized (losses) gains on investments:
   Net unrealized (losses) gains arising during the
      period........................................  $      (50.5)     $      36.3     $     (41.7)      $      (6.4)
   Losses (gains) reclassified into net earnings
      during the period.............................            -              (0.2)            0.2               3.5
                                                      -------------- ------------------ ---------------- -----------------
Net unrealized (losses) gains on investments........         (50.5)            36.1           (41.5)             (2.9)
Adjustments for DAC and VOBA and deferred income
   taxes............................................          30.0            (21.2)           30.1               2.4
                                                      -------------- ------------------ ---------------- -----------------
Total Other Comprehensive (Loss) Income.............  $      (20.5)     $      14.9     $     (11.4)      $      (0.5)
                                                      ============== ================== ================ =================


8)    GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      A) Variable Annuity Contracts - GMDB and GMIB
         ------------------------------------------

      MLOA has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

         o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

         o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

         o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

         o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities in 2005:

                                                                GMDB                GMIB              TOTAL
                                                           ----------------   -----------------  -----------------
                                                                               (IN MILLIONS)

      Balance at December 31, 2003........................  $        3.5       $         -        $         3.5
        Impact of adoption of SOP 03-1....................          (2.8)               0.1                (2.7)
        Paid guarantee benefits...........................          (3.0)                -                 (3.0)
         Other changes in reserve ........................           3.3                 -                  3.3
                                                           ----------------   -----------------  -----------------
      Balance at December 31, 2004........................           1.0                0.1                 1.1
         Paid guarantee benefits..........................          (2.9)                -                 (2.9)
         Other changes in reserve ........................           2.6                0.1                 2.7
                                                           ----------------   -----------------  -----------------
      Balance at December 31, 2005........................  $        0.7       $        0.2       $         0.9
                                                           ================   =================  =================



      Related GMDB reinsurance ceded amounts were:

                                                                  GMDB
                                                            ---------------
                                                             (IN MILLIONS)

      Balance at December 31, 2003........................  $         -
        Impact of adoption of SOP 03-1 ...................          (0.3)
        Paid guarantee benefits...........................           2.9
        Other changes in reserve..........................          (3.5)
                                                           ----------------
      Balance at December 31, 2004........................          (0.9)
        Paid guarantee benefits...........................          (0.1)
        Other changes in reserve..........................           1.2
                                                           ----------------
      Balance at December 31, 2005........................  $        0.2
                                                           ================

      The December 31, 2005 values for those variable annuity contracts with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                RETURN
                                                  OF
                                                PREMIUM       RATCHET        ROLL-UP         COMBO           TOTAL
                                             -----------   --------------  -------------  -------------  --------------
                                                                           (IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
             General Account...........     $     196      $      316           N.A.     $       34      $      546
             Separate Accounts.........     $     860      $    1,582           N.A.     $      168      $    2,610
        Net amount at risk, gross......     $      12      $      220           N.A.     $       35      $      267
        Net amount at risk, net of
          amounts reinsured............     $      12      $      167           N.A.     $        -      $      179
        Average attained age of
          contractholders..............          61.1            61.0           N.A.           60.2            61.0
        Percentage of contractholders
          over age 70..................          18.2%           15.7%          N.A.           12.5%           16.6%
        Contractually specified
          interest return rates........           N.A.            N.A.          N.A.            5.0%

      GMIB:
      -----
        Account values invested in:
             General Account...........           N.A.            N.A.    $      34             N.A.      $      34
             Separate Accounts.........           N.A.            N.A.    $     168             N.A.      $     168
        Net amount at risk, gross......           N.A.            N.A.           -              N.A.             -
        Net amount at risk, net of
          amounts reinsured............           N.A.            N.A.           -              N.A.             -
        Weighted average years
          remaining until earliest
          annuitization................           N.A.            N.A.          6.8             N.A.            6.8
        Contractually specified
          interest return rates........           N.A.            N.A.          5.0%            N.A.


      B)    Separate Account Investments by Investment Category Underlying GMDB
            -------------------------------------------------------------------
            and GMIB Features
            -----------------

      The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                  DECEMBER 31,       December 31,
                                                                                      2005               2004
                                                                                 ----------------  ------------------
                                                                                            (IN MILLIONS)
      GMDB:
         Equity.................................................................  $    2,054        $    2,209
         Fixed income...........................................................         400               452
         Balanced...............................................................          62                67
         Other..................................................................          94               108
                                                                                 ----------------  ------------------
         Total..................................................................  $    2,610        $    2,836
                                                                                 ================  ==================
      GMIB:
         Equity.................................................................  $      127        $      126
         Fixed income...........................................................          33                37
         Balanced...............................................................           3                 3
         Other..................................................................           5                 4
                                                                                 ----------------  ------------------
         Total..................................................................  $      168        $      170
                                                                                 ================  ==================

      C)    Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

      The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At December 31, 2005 and 2004, MLOA had liabilities of $0.1 million and $0.5 million, respectively, for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.

9)    INCOME TAXES

      A summary of the income tax expense in the statements of operations follows:

                                                             YEAR         Six Months       Six Months           Year
                                                            ENDED            Ended            Ended            Ended
                                                         DECEMBER 31,     December 31,       June 30,       December 31,
                                                             2005            2004             2004              2003
                                                       --------------- ---------------- ----------------- -----------------
                                                        (SUCCESSOR)      (Successor)     (Predecessor)      (Predecessor)
                                                                              (IN MILLIONS)

Income tax expense (benefit):
    Current expense (benefit).......................    $       2.5     $         -     $     (29.3)      $     (30.1)
    Deferred expense................................           14.2            12.4            18.8              35.0
                                                       --------------- ---------------- ----------------- ---------------
Total...............................................    $      16.7     $      12.4     $      10.5       $       4.9
                                                       =============== ================ ================= ===============

      The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                            YEAR         Six Months      Six Months           Year
                                                            ENDED          Ended            Ended            Ended
                                                         DECEMBER 31,   December 31,       June 30,       December 31,
                                                            2005            2004            2004              2003
                                                       ---------------- -------------- ----------------- ----------------
                                                         (SUCCESSOR)    (Successor)    (Predecessor)      (Predecessor)
                                                                                (IN MILLIONS)


Tax at statutory rate.................................   $      20.3     $      13.6     $      (8.9)     $      10.9
Dividends received deduction..........................          (3.7)           (1.2)           (1.6)            (3.2)
Tax settlements/accrual adjustments...................            -               -               -              (2.8)
Other.................................................           0.1              -               -                -
                                                       ---------------- -------------- ----------------- ----------------
Federal income tax expense (benefit)..................   $      16.7     $      12.4     $     (10.5)     $       4.9
                                                       ================ ============== ================= ================

      The components of the net deferred Federal income taxes are as follows:

                                                     DECEMBER 31, 2005                  December 31, 2004
                                              ---------------------------------  ---------------------------------
                                                  ASSETS         LIABILITIES         Assets         Liabilities
                                              ---------------  ----------------  ---------------   ---------------
                                                                         (IN MILLIONS)

      Reserves and reinsurance...............  $     189.2      $         -       $      227.3      $        -
      DAC....................................         35.1                -               25.6               -
      VOBA...................................           -              112.8                -             124.1
      Investments............................           -              153.5                -             182.1
      Tax loss carryforwards.................          5.3                -                9.6               -
      Goodwill and intangibles...............           -                5.2                -              10.6
      Other..................................           -               15.0               0.2               -
                                              ---------------  ----------------  ---------------   ---------------
      Total..................................  $     229.6      $      286.5      $      262.7      $     316.8
                                              ===============  ================  ===============   ===============

      At December 31, 2005, MLOA has a Federal tax loss carryforwards in the amount of $15.1 million for book income tax purposes. The loss carryforwards will expire beginning in the year 2020.

      In 2003, the Internal Revenue Service ("IRS") commenced an examination of MLOA's Federal income tax returns for the years 1998 through 2001. The tax years 1994 through 1997 are currently under review by the Appeals Office of the IRS. Management believes the examination of MLOA's returns will have no material adverse effect on MLOA's results of operations or financial position.

10)   STOCK OPTIONS

      Although MLOA has no employees, under its respective service agreements with AXA Equitable (Successor Period) and MONY Life (Predecessor Period), MLOA is charged for services, including personnel services and employee benefits, provided on its behalf. MLOA's affiliates account for stock-based compensation plans using the intrinsic value method prescribed in APB No. 25. The following table reflects the effect on net earnings
      (loss) if compensation expense allocated to MLOA as related to options awarded under the AXA Financial Group and MONY stock-based compensation plans had been determined based on SFAS No. 123's fair value based method:

                                                                            AXA FINANCIAL
                                                                                GROUP                    MONY
                                                                          ----------------- ----------------------------------
                                                                                 YEAR          Six Months          Year
                                                                                ENDED             Ended           Ended
                                                                             DECEMBER 31,        June 30,      December 31,
                                                                                 2005             2004             2003
                                                                          ----------------- ---------------- -----------------
                                                                             (SUCCESSOR)     (Predecessor)    (Predecessor)
                                                                                              (IN MILLIONS)

      Net Earnings (Loss) as reported....................................   $      41.3       $     (11.0)    $    26.2
      Less: total stock-based employee compensation expense determined
          under fair value method for all awards, net of income tax......          (1.6)             (1.9)         (2.8)
                                                                          ----------------- ---------------- -----------------
      Pro Forma Net Earnings (Loss)......................................   $      39.7       $     (12.9)    $    23.4
                                                                          ================= ================ =================

11)   RELATED PARTY TRANSACTIONS

      Under its respective service agreements with affiliates AXA Equitable (Successor Period) and MONY Life (Predecessor Period), personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreements are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by MLOA. As a result of such allocations, MLOA incurred expenses of $74.7 million, $54.1 million, $88.7 million and $73.8 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively. At December 31, 2005, MLOA reported a receivable from AXA Equitable in connection with its service agreement of $6.3 million. At December 31, 2004, MLOA's receivable from MONY Life in connection with its predecessor service agreement was $2.3 million.

      In addition to the agreements discussed above, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements was $2.4 million, $2.5 million, $3.0 million, and $6.0 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively. In addition, MLOA had an intercompany payable of $0.0 million and $0.2 million at December 31, 2005 and December 31, 2004, respectively, related to these agreements.

      As more fully described in Note 12 in Notes to Financial Statements, during the Successor period MLOA began to cede its new variable and universal life policies on an excess of retention basis with AXA Equitable.

      MLOA entered into a modified coinsurance ("MODCO") agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby MLOA agreed to reinsure 90% of all level premium term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90% of all term life and universal life insurance policies written by USFL after January 1, 2000. A second amendment, effective April 1, 2001, added a new series of term life insurance policies issued by USFL and a DAC tax provision. Under the agreement, MLOA shared in all premiums and benefits for the reinsured policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, MLOA reimbursed USFL for its quota share of expense allowances, as defined in the MODCO agreement.

      As of December 31, 2004, USFL recaptured all of the term life policies that had previously been assumed by MLOA under this MODCO agreement. Other income for the six months ended December 31, 2004 reflects the resulting pre-tax gains on the recaptures of the term life reinsurance from USFL of $9.0 million ($5.9 million after Federal income tax).

      As of December 31, 2005, USFL recaptured all of the universal life policies that had previously been assumed by MLOA under this MODCO agreement. Other income for the year ended December 31, 2005 reflects the resulting pre-tax gains on the recaptures of the universal life and term life reinsurance from USFL of $0.6 million ($0.4 million after Federal income tax).

      The MODCO agreement remained in effect for level premium term life insurance issued during 2005. However, in the fourth quarter of 2005, the MODCO agreement was terminated effective January 1, 2005, and all MODCO reinsurance transactions relating to level term that took place between USFL and MLOA during 2005 were unwound. In connection with this unwinding, MLOA received a payment of $0.7 million representing interest on net payments made to USFL during the year under the MODCO agreement.

      The statements of operations include certain revenues and expenses assumed from USFL under the MODCO agreement as follows:

                                                                 YEAR        Six Months      Six Months           Year
                                                                ENDED           Ended           Ended            Ended
                                                             DECEMBER 31,   December 31,      June 30,        December 31,
                                                                 2005           2004            2004              2003
                                                            --------------- -------------- ---------------- -----------------
                                                             (SUCCESSOR)     (Successor)    (Predecessor)    (Predecessor)
                                                                                    (IN MILLIONS)

               REVENUES:
               Universal life and investment-type product
                  policy fee income........................  $       19.9   $         7.8  $         7.3    $        12.0
               Premiums....................................            -             59.2           53.2             88.7
               Other (loss) income.........................          (0.2)           16.2           (4.6)             -
                                                            --------------- -------------- ---------------- -----------------
                    Total revenues.........................          19.7            83.2           55.9            100.7
                                                            --------------- -------------- ---------------- -----------------

               BENEFITS AND OTHER DEDUCTIONS:
               Policyholders' benefits.....................          10.5            53.2           40.7             69.0
               Interest credited to policyholders' account
                  balances.................................           6.1             2.6            2.3              3.3
               Amortization of deferred policy acquisition
                  costs and value of business acquired.....           2.4             6.0            8.7             13.8
               Capitalization of deferred policy
                  acquisition costs .......................         (14.0)          (34.9)         (33.4)           (60.7)
               Commissions.................................          14.2            43.4           44.3             77.4
                                                            --------------- -------------- ---------------- -----------------
                    Total benefits and other deductions....          19.2            70.3           62.6            102.8
                                                            --------------- -------------- ---------------- -----------------
               Earnings (Loss) Before Income Taxes and
                  Cumulative Effect of an Accounting
                    Change.................................  $        0.5   $        12.9  $        (6.7)   $        (2.1)
                                                            =============== ============== ================ =================

      The following table presents the impact on MLOA's assets and liabilities of the recaptures of reinsurance from USFL:

                                                                                      DECEMBER 31,         December 31,
                                                                                          2005                 2004
                                                                                   -------------------  -------------------
                                                                                                 (IN MILLIONS)

                  ASSETS

                  Fixed maturities................................................ $              -     $         84.6
                  Cash and cash equivalents.......................................               12.2             10.4
                  Accrued investment income.......................................                -                1.1
                  Deferred policy acquisition costs...............................              (20.1)           (24.3)
                  VOBA............................................................              (12.8)           (32.1)
                  Other assets....................................................               (1.6)             6.3
                                                                                   -------------------  -------------------
                       Total assets............................................... $            (22.3)  $         46.0
                                                                                   -------------------  -------------------

                  LIABILITIES

                  Future policy benefits.......................................... $            (26.5)  $         34.1
                  Other liabilities...............................................                3.6              2.9
                  Income taxes payable............................................                0.2              3.1
                                                                                   -------------------  -------------------
                       Total liabilities..........................................              (22.7)            40.1
                                                                                   -------------------  -------------------
                       Net Impact of Recapture of Reinsurance from USFL........... $              0.4   $          5.9
                                                                                   ===================  ===================

      At December 31, 2005 and 2004, MLOA recorded payables of $3.1 million and $27.8 million, respectively, to USFL in connection with the MODCO agreement.

      In accordance with the guidance contained in FASB Derivates Implementation Group Issue B36, the MODCO agreement between USFL and MLOA was considered to contain an embedded derivative representing a total return swap. The fair value of this total return swap asset was $3.3 million at December 31, 2004. The embedded derivative asset of $1.6 million was written off as of December 31, 2005 in connection with the termination of the MODCO agreement. Changes in fair value of the total return swap asset resulted in (losses) income of $(1.4) million, $7.1 million and $(4.6) million for the full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

      On March 5, 1999, MLOA borrowed $50.5 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of December 31, 2005 is $33.8 million.

12)   REINSURANCE

      During the Predecessor periods, MLOA used a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer was liable to reimburse MLOA for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, MLOA remains contingently liable for all benefits payable even if the reinsurers fail to meet their obligations to MLOA. Life insurance business written by MLOA was ceded under various reinsurance contracts. MLOA's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MONY variable annuity were similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

      During the Successor period, MLOA continued to reinsure most of its new variable life and universal life policies on an excess of retention basis, retaining up to a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. However, through October 2005 for amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $15.0 million on single-life policies and $20.0 million on second-to-die policies. In November 2005 AXA Equitable increased the retention on single-life policies to $25.0 million and on second-to-die policies to $30.0 million. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. New term life policies continued to be coinsured on a first dollar basis, with MLOA reinsuring 65% of each risk up to its $4.0 million retention and 100.0% of any excess. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      At December 31, 2005 and 2004, respectively, reinsurance recoverables related to insurance contracts amounted to $106.2 million and $76.0 million, of which $51.3 million and $43.9 million relates to one specific reinsurer.

      The following table summarizes the effect of reinsurance:

                                                          YEAR           Six Months       Six Months          Year
                                                          ENDED             Ended            Ended            Ended
                                                       DECEMBER 31,      December 31,       June 30,       December 31,
                                                          2005              2004             2004             2003
                                                   --------------- ----------------- ---------------- -----------------
                                                      (SUCCESSOR)        (Successor)    (Predecessor)   (Predecessor)
                                                                                (IN MILLIONS)
Direct premiums...................................  $      93.4       $      44.8      $      37.7      $      73.2
Reinsurance assumed from USFL.....................          -                59.2             53.2             88.7
Reinsurance ceded.................................        (39.6)            (19.0)           (13.5)           (20.9)
                                                   --------------- ----------------- ---------------- -----------------
Premiums..........................................  $      53.8       $      85.0      $      77.4      $     141.0
                                                   =============== ================= ================ =================

Universal Life and Investment-type Product

   Policy Fee Income Ceded........................  $      33.9       $      22.7      $      15.9      $      30.0
                                                   =============== ================= ================ =================
Policyholders' Benefits Ceded.....................  $      57.9       $      24.0      $      10.8      $      42.6
                                                   =============== ================= ================ =================

13)   FAIR VALUE OF FINANCIAL INSTRUMENTS

      Fair Value of Financial Instruments
      -----------------------------------

      MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for the note payable to affiliate are determined using contractual cash flows discounted at market interest rates. The carrying values and estimated fair values for financial instruments not previously disclosed in Notes 4 and 11 of Notes to Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2005                               2004
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Mortgage loans on real estate..........  $      290.2     $       291.3     $       373.2     $      378.0
        Policy loans...........................          96.3             111.6              93.0            107.9
        Policyholders liabilities:
           Investment contracts................         938.0             933.1             977.8            972.2
        Note payable to affiliate..............          33.8              33.8              36.8             36.8




14)   COMMITMENTS AND CONTINGENT LIABILITIES

      MLOA had $20.2 million in commitments under existing mortgage loan agreements at December 31, 2005.

15)   LITIGATION

      Since 1995 a number of purported class actions have been commenced in various state and Federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and/or violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, an accounting, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and/or creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY Life and MLOA have answered the complaints in each action (except for one being voluntarily held in abeyance). MONY Life and MLOA have denied any wrongdoing and have asserted numerous affirmative defenses.

      In June 1996, the New York State Supreme Court certified one of those cases, GOSHEN V. THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK AND MONY LIFE INSURANCE COMPANY OF AMERICA (NOW KNOWN AS DEFILLIPPO, ET AL. V. THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK AND MONY LIFE COMPANY OF AMERICA), a class action filed as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY Life and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. After extensive motion practice by the parties, which led to the dismissal of most of the claims and a decertification of the class, with respect to one remaining claim, in December 2005, the case was settled on an individual basis. With the exception of one putative class action currently pending in the Eastern District of Michigan (STOCKLER V. MONY LIFE INSURANCE COMPANY OF AMERICA), all other similar putative class actions, of which there are two remaining, were consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts. In STOCKLER, MLOA has filed a motion for summary judgment that is currently pending.

                    -----------------------------------------

      Although the outcome of litigation generally cannot be predicted with certainty, management believes that the ultimate resolution of the litigations described above should not have a material adverse effect on the financial position of MLOA. Management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on MLOA's results of operations in any particular period.

      In addition to the matters previously reported and those described above, MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

16)   STATUTORY FINANCIAL INFORMATION

      MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. Based on this formula, no such discretionary dividends could be paid in 2006. For 2005, 2004 and 2003, MLOA's statutory net loss was $5.6 million, $83.4 million and $79.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $269.8 million and $250.1 million at December 31, 2005 and 2004, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2005, 2004 and 2003.

      At December 31, 2005, MLOA, in accordance with various government and state regulations, had $7.1 million of securities deposited with such government or state agencies.

      At December 31, 2005 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of Arizona and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2005.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for GAAP purchase accounting.

17)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2005 and 2004 are summarized below:

                                                                       THREE MONTHS ENDED
                                            --------------------------------------------------------------------------
                                                                                 SEPTEMBER 30,        DECEMBER 31,
                                            MARCH 31, (2)      JUNE 30, (2)           (2)                (1)(2)
                                            ---------------   ---------------   ----------------   -------------------
                                             (SUCCESSOR)       (Successor)        (Successor)         (Successor)
                                                                          (IN MILLIONS)
        2005
        ----
        Total Revenues.....................  $      107.4      $      94.1       $      100.7       $       74.7
                                            ===============   ===============   ================   ===================
        (Loss) Earnings from Continuing
          Operations.......................  $       (0.1)     $      13.5       $        7.7       $       20.2
                                            ===============   ===============   ================   ===================
        Net (Loss) Earnings................  $       (0.1)     $      13.5       $        7.7       $       20.2
                                            ===============   ===============   ================   ===================

                                                                       Three Months Ended
                                            --------------------------------------------------------------------------
                                              March 31,        June 30,(3)       September 30,      December 31, (4)
                                            ---------------   ---------------   ----------------   -------------------
                                             (Predecessor)     (Predecessor)      (Successor)         (Successor)
                                                                          (In Millions)
        2004
        ----
        Total Revenues.....................  $      125.4      $     105.7       $      122.9       $      127.8
                                            ================  ===============   ================   ===================
        Earnings (Loss) from Continuing
          Operations.......................  $        1.8      $     (16.6)      $       14.0       $       12.5
                                            ================  ===============   ================   ===================
        Net Earnings (Loss)................  $        5.6      $     (16.6)      $       14.0       $       12.5
                                            ================  ===============   ================   ===================


      (1) Results for the three months ended December 31, 2005 include the net gain of $0.4 million recorded from the recapture by USFL of all of the universal life policies that had previously been assumed by MLOA under its MODCO agreement with USFL and the net gain of $1.9 million from the unwinding of the MODCO transactions related to level premium term life insurance issued during the first nine months of 2005 under MLOA's MODCO agreement with USFL (see Note 11 of Notes to Financial Statements).

      (2) Results for the three months ended December 31, 2005 include recorded adjustments related to prior quarters' inter-company expense allocations and DAC capitalization. The effect on these adjustments was to increase net income for the period by $7.1 million. Net earnings for the three months ended March 31, June 30 and September 30, 2005 were understated by $2.1 million, $2.1 million and $2.9 million, respectively.

      (3) Results for the three months ended June 30, 2004 include recorded adjustments related to prior quarters' calculations of reinsurance reserve credits and interest credited on certain life insurance and annuity products. The effect of these adjustments was to increase the net loss for the period by $6.0 million.

      (4) Results for the three months ended December 31, 2004 include the net gain of $5.9 million recorded from the recapture by USFL of all of the term policies that had previously been assumed by MLOA under its MODCO agreement with USFL (see Note 11 of Notes to Financial Statements).

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

      (a) The following Financial Statements are included in Part B of the Registration Statement:

            The financial statements of MONY Life Insurance Company of America and MONY America Variable Account A are included in the Statement of Additional Information.

      (b) The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

            (1) Resolutions of Board of Directors of MONY Life Insurance Company of America authorizing the establishment of MONY America Variable Account A, adopted March 27, 1987. (12)

            (2)  Not applicable.

            (3) (a) Underwriting Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc. dated November 1, 1990. (10)

            (b) Form of MONY Securities Corporation Broker-Dealer Supervisory and Sales Agreement. (10)

            (c)  Form of MONY Partners Broker-Dealer (Commission) Schedule. (10)

            (d) Wholesale Distribution Agreement Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al. (13)

            (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC. (3)

            (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC. (7)

            (g) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC. (14)

            (h) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, MONY Life Insurance Company of America and AXA Advisors, LLC.(14)

            (4) (a) Form of flexible payment variable annuity contract. (11)

            (5) Form of application for flexible payment variable annuity contract. (11)

            (6) (a) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004). (12)

            (b) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004). (13)

            (c) Action by Written Consent amending By-Laws of MONY Life Insurance Company of America. (10)

            (7) Form of Variable Annuity Reinsurance Agreement between MONY Life Insurance Company of America and ACE Tempest Life Insurance Ltd. (12)

            (8) (a) Participation Agreement among The Alger American Fund, MONY Life Insurance Company of America and Fred Alger & Company, Incorporated
      (2)

                  (i)  Form of Amendment dated May 1, 2003. (10)

            (b) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC
      (13)

            (c) Participation Agreement among INVESCO Variable Investment Funds, Inc., MONY Life Insurance Company of America, INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. (2)

                  (i)  Form of Amendment dated September 1, 2003. (10)

            (d) Participation Agreement between Janus Aspen Series Fund, Inc. and MONY Life Insurance Company of America (2)

                  (i)  Form of Amendment dated September 1, 2003. (10)

            (e) Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and MONY Life Insurance Company of America (2)

            (f) Participation Agreement among MFS Variable Insurance Trust, MONY Life Insurance Company of America and Massachusetts Financial Services Co. (2)

                  (i)  Form of Amendment dated September 1, 2003. (10)

            (g) Participation Agreement between PBHG Insurance Series Fund and MONY Life Insurance Company of America (4)

                  (i)  Form of Amendment dated November 1, 2003. (10)

            (h) Participation Agreement among PIMCO Variable Insurance Trust, MONY Life Insurance Company of America and PIMCO Funds Distributors
      LLC (2)

            (i) Participation Agreement among Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd LLP and MONY Life Insurance Company of America (2)

                  (i)  Form of Amendment dated September 1, 2003. (10)

            (j) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation. (5)

                  (i) Form of Amendment dated April 30, 2003. (10)

            (k) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation. (5)

                  (i)  Form of Amendment dated May 1, 2003. (10)

            (l) Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer, Inc., MONY Life Insurance Company of America. (5)

                  (i)  Form of Amendment dated May 1, 2003. (10)

            (m) Form of participation agreement for MONY Life Insurance Company and MONY Life Insurance Company of America with Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
      Fund), and Dreyfus Investment Portfolios. (2)

                  (i)  Form of Amendment dated May 15, 2002. (6)

            (n) Form of participation agreement for MONY Life Insurance Company of America with ProFunds and ProFund Advisors LLC. (10)

                  (i)  Form of Amendment dated September 1, 2003. (10)

            (o) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005. (8)

            (9)  Opinion and Consent of Dodie Kent, MONY Life Insurance
      Company of America, as to the legality of the securities being registered.
      (12)

            (10) (a) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for MONY Life Insurance Company of America (1).

            (b)  Powers of Attorney. (13)

(i) Power of Attorney for Christopher M. Condron, Chairman of the Board, President and Chief Executive Officer and Director
(ii) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director
(iii) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller
(iv)     Power of Attorney for Bruce W. Calvert, Director
(v)      Power of Attorney for Henri de Castries, Director
(vi)     Power of Attorney for Denis Duverne, Director
(vii)    Power of Attorney for Mary R. (Nina) Henderson, Director
(viii)   Power of Attorney for James F. Higgins, Director
(ix)     Power of Attorney for W. Edwin Jarmain, Director
(x)      Power of Attorney for Christina Johnson, Director
(xi)     Power of Attorney for Scott D. Miller, Director
(xii)    Power of Attorney for Joseph H. Moglia, Director
(xiii)   Power of Attorney for Peter J. Tobin, Director

            (c)  Powers of Attorney. (1)

            (11)  Not applicable.

            (12)  Not applicable.

----------

(1)   Filed Herewith.

(2) Incorporated herein by reference to Post-Effective Amendment No. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

(3) Incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(4) Incorporated herein by reference to Post-Effective Amendment No. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on February 28, 2003.

(5) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

(6) Incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

(7) Incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

(8) Incorporated herein by reference to Exhibit 10.2 to Registration Statement (File No. 333-65423) on Form 10-K, filed on March 31, 2005.

(9)   N/A

(10) Incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

(11) Incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-4 (File No. 333-72632) filed on January 9, 2002.

(12) Incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(13) Incorporated herein by reference to post-effective amendment no. 8 to the registration statement on Form N-4 (File No. 333-72632) filed on May 4, 2005.

(14) Incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-104162) filed on April 25, 2006.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

      * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            ---------

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina M. Johnson                        Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director


OTHER OFFICERS
--------------

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Leon Billis                                Executive Vice President

*Harvey Blitz                               Senior Vice President

*Paul J. Flora                              Senior Vice President and Auditor

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Charles A. Marino                          Senior Vice President and
                                            Chief Actuary

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*James A. Shepherdson                       Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Deputy Chief Financial Officer

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

      AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26 to Registration Statement (File No. 333-05593) on Form N-4 filed April 20, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
        AS OF 12/31/05



                                                                                           State of        State of
                                                                              Type of     Incorp. or      Principal       Federal
                                                                             Subsidiary    Domicile       Operation      Tax ID #
                                                                             ----------    --------       ---------      ---------

                                                                                        --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                       DE              NY        13-3623351
------------------------------------------------------------------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                                    ND              ND        45-0373941
     ------------------------------------------------------------------------           --------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                             Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                           Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                             Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                         HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        See Attached Listing C
     -------------------------------------------------------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                                   DE              NY        52-2197822
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                         Insurance      Bermuda        Bermuda      14-1903564
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                        DE              NY        13-4078005
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                     DE              NY        13-4071393
           -------------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                     Operating        DE              NY        06-1555494
           -------------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                    Operating        AL              AL        06-1562392
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC            Operating        DE              NY        13-4085852
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC             Operating        MA              MA        04-3491734
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                    Operating        NV              NV        13-3389068
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                               Operating       P.R.            P.R.       66-0577477
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    Operating        TX              TX        75-2529724
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                  Insurance        NY              NY        13-5570651
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                          Insurance        CO              CO        13-3198083
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                    Investment       DE              NY        13-3385076
           -------------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                 Investment       DE              NY        13-3385080
           -------------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                        Investment       **                             -
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                               HCO           NY              NY        22-2766036
           -------------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                              HCO           DE              NY        13-2677213
           -------------------------------------------------------------------------------------------------------------------------
           Wil-Gro, Inc                                                      Investment       PA              PA        23-2702404
           -------------------------------------------------------------------------------------------------------------------------
           STCS, Inc.                                                        Investment       DE              NY        13-3761592
           -------------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                        Investment       DE              PA        23-2671508
           -------------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                         1,000    100.00%
     ------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     ------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     ------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     ------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     ------------------------------------------------------------------------
        See Attached Listing C
     ------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                            -    100.00%
     ------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                             250,000    100.00%
        ---------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                             1,000    100.00%
        ---------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                              -    100.00%
           ------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                               -    100.00%
           ------------------------------------------------------------------
              AXA Network of Alabama, LLC                                              -    100.00%
              ---------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                      -    100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                       -    100.00%
              ---------------------------------------------------------------
              AXA Network of Nevada, Inc.                                                   100.00%
              ---------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                              100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                          1,050    100.00%
        ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                    2,000,000    100.00%   NAIC # 62944
        ---------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                            1,000,000    100.00%   NAIC # 62880
           ------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                              -          -   G.P & L.P.
           ------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                           -          -   G.P.
           ------------------------------------------------------------------
           Real Estate Partnership Equities (various)                                  -          -   **
           ------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                      -    100.00%
           ------------------------------------------------------------------
              See Attached Listing A
           ------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                             5,000,000    100.00%
           ------------------------------------------------------------------
           Wil-Gro, Inc                                                            1,000    100.00%
           ------------------------------------------------------------------
           STCS, Inc.                                                              1,000    100.00%
           ------------------------------------------------------------------
           EVSA, Inc.                                                                 50    100.00%
           ------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

*   Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

*** All subsidiaries are corporations, except as otherwise noted.

    1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

    2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

          Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
          Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
          Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

    3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

    4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

        As of December 21, 2005, AXF and its subsidiaries owned 61.08% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:

              AXF held directly 32,699,454 Alliance Capital Units (12.66%), AXA Equitable Life directly owned 8,165,204 Alliance Capital
                Units (3.16%),
              ACMC, Inc. owned 66,220,822 Alliance Capital Units (25.65%), and ECMC, LLC owned 40,880,637 Alliance Capital Units (15.84%).

          Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

        In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

        On December 21, 2004, AXF contributed 4,389,192 (1.70%)Alliance Capital Units to MONY Life and 1,225,000 (.47%)Alliance Capital Units to MLOA.

    5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

    6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

    7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

    8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
    9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.
    10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
    11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.
    12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
    13. Effective May 26, 2005, Matrix Private Equities was sold.
    14. Effective December 2, 2005, Advest Group was sold to Merrill Lynch.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

Dissolved  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to
               Credit Suisse Group.
           - 100 Federal Street Funding Corporation was dissolved
               August 31, 1998.
           - 100 Federal Street Realty Corporation was dissolved
               December 20, 2001.
           - CCMI Corp. was dissolved on October 7, 1999.
           - ELAS Realty, Inc. was dissolved January 29, 2002.
           - EML Associates, L.P. was dissolved March 27, 2001.
           - EQ Services, Inc. was dissolved May 11, 2001.
           - Equitable BJVS, Inc. was dissolved October 3, 1999.
           - Equitable Capital Management Corp. became ECMC, LLC on
               November 30, 1999.
           - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
           - Equitable JVS II, Inc. was dissolved December 4, 1996
           - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
           - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           - EREIM Managers Corporation was dissolved March 27, 2001.
           - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
           - EVLICO, Inc. was dissolved in 1999.
           - Franconom, Inc. was dissolved on December 4, 2000.
           - GP/EQ Southwest, Inc. was dissolved October 21, 1997
           - HVM Corp. was dissolved on Feb. 16, 1999.
           - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           - Prime Property Funding, Inc. was dissolved in Feb. 1999.
           - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           - Six-Pac G.P., Inc. was dissolved July 12,1999
           - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
           - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
           - ECLL Inc. was dissolved July 15, 2003
           - MONY Realty Partners, Inc. was dissolved February 2005

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                         Operating        DE              NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                          Operating        VT              VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                              Operating        DE              NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                       Investment       DE              NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)  Operating        DE              NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              Equitable JVS, Inc.                                             Investment       DE              GA        58-1812697
              ----------------------------------------------------------------------------------------------------------------------
                 Astor Times Square Corp.                                     Investment       NY              NY        13-3593699
                 -------------------------------------------------------------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                             Investment       NY              NY        13-3593692
                 -------------------------------------------------------------------------------------------------------------------
                 PC Landmark, Inc.                                            Investment       TX              TX        75-2338215
                 -------------------------------------------------------------------------------------------------------------------
                 EJSVS, Inc.                                                  Investment       DE              NJ        58-2169594
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                           Operating        DE              NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC           Operating        DE              AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                       Operating        DE          CT, ME,NY     06-1579051
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC      Operating        MA              MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.             Operating        TX              TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                    Operating        DE              NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)   Operating        DE              NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                               Number of  Percent of
                                                                                Shares    Ownership          Comments
                                                                                 Owned    or Control (e.g., Basis of Control)
                                                                                 -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500    100.00%
              ----------------------------------------------------------------
              Equitable Casualty Insurance Company *                                1,000    100.00%
              ----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -    100.00%
              ----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                             ECMC is G.P.
                   Partnership II, L.P.                                                 -          -   ("Deal Flow Fund II")
              ----------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)          100    100.00%
              ----------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------
              Equitable JVS, Inc.                                                   1,000    100.00%
              ----------------------------------------------------------------
                 Astor Times Square Corp.                                             100    100.00%
                 -------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                                     100    100.00% G.P. of Astor Acquisition. L.P.
                 -------------------------------------------------------------
                 PC Landmark, Inc.                                                  1,000    100.00%
                 -------------------------------------------------------------
                 EJSVS, Inc.                                                        1,000    100.00%
              ----------------------------------------------------------------
              AXA Distributors, LLC                                                     -    100.00%
              ----------------------------------------------------------------
                 AXA Distributors Insurance Agency of Alabama, LLC                      -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000    100.00%
              ----------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000    100.00%
              ----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100    100.00%
              ----------------------------------------------------------------

*   Affiliated Insurer

        Equitable Investment Corp merged into Equitable Holdings, LLC on
          November 30, 1999.
        Equitable Capital Management Corp. became ECMC, LLC on
          November 30, 1999.
        Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
        Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
          Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                              State of        State of
                                                                                 Type of     Incorp. or      Principal     Federal
                                                                                Subsidiary    Domicile       Operation    Tax ID #
                                                                                ----------    --------       ---------    ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2) Operating        DE              NY
                 -------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)       Operating        DE              NY      13-3434400
                 -------------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                          HCO           DE              MA      22-3424339
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                HCO           DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                          Operating        DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                  HCO           DE              NY      13-2778645
                    ----------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                          Operating       India          India          -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (Argentina) SRL                        Operating     Argentina      Argentina        -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (France) SAS                           Operating      France          France         -
                       -------------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                               Operating        DE              NY      13-3910857
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  Operating        DE              NY      13-3548918
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd            Operating       Japan          Japan          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Australia Limited                       Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management           Operating      Taiwan          Taiwan         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                Operating        DE              NY      13-3626546
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Latin America Ltd.                      Operating      Brazil          Brazil         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Limited                                 Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                              Operating      Gemany         Germany         -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Services Ltd.                  Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                       Operating       Lux.            Lux.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.               Operating       Lux.            Lux.          -
                                ----------------------------------------------------------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH   Operating      Germany        Germany         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                  Operating        DE          Singapore   13-3752293
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Australia Limited            Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                 Operating        DE            Canada    13-3630460
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management New Zealand Limited          Operating       N.Z.            N.Z.          -
                       -------------------------------------------------------------------------------------------------------------


                                                                                              Parent's
                                                                                 Number of  Percent of
                                                                                  Shares    Ownership          Comments
                                                                                   Owned    or Control (e.g., Basis of Control)
                                                                                   -----    ---------- ------------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation                                                  owns 1% GP interest in Alli-
                                                                                                       ance Capital Management L.P.
                                                                                                       and 100,000 GP units in
                                                                                                       Alliance Capital Management
                                                                                                       Holding L.P.
              ------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2)                      -
                 ---------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                    Cursitor Alliance LLC                                                      100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management LLC                                            100.00%
                    ------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                         100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                        10    100.00%
                    ------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                         100.00%
                       ---------------------------------------------------------
                       ACM International (Argentina) SRL                                       100.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       ACM International (France) SAS                                          100.00%
                       ---------------------------------------------------------
                       ACM Software Services Ltd.                                              100.00%
                       ---------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd                           100.00%
                       ---------------------------------------------------------
                       Alliance Capital Australia Limited                                      100.00%
                       ---------------------------------------------------------
                                Far Eastern Alliance Asset Management                           20.00% 3rd parties = 80%
                       ---------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                      1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Latin America Ltd.                                      99.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       Alliance Capital Limited                                     250,000    100.00%
                       ---------------------------------------------------------
                                ACM Bernstein GmbH                                             100.00%
                                ------------------------------------------------
                                Alliance Capital Services Ltd.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                             3,999     99.98% Alliance Cap. Oceanic Corp.
                                                                                                       owns 0.025%
                       ---------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.                                1.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                                ------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH                  100.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                       ---------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                                 100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management Australia Limited                            50.00% 3rd parties = 50%
                       ---------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                      18,750    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management New Zealand Limited                          50.00% 3rd parties = 50%
                       ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.         Operating     So Africa      So Africa          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.           Operating     Singapore      Singapore          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.              Operating     Mauritius      Mauritius          -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                Operating       India          India            -
                                ----------------------------------------------------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                Operating       India          India            -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Oceanic Corp.                         Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                     Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                  Operating        DE              NY        52-1671668
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Eastern Europe, Inc.                          Operating        DE              NY        13-3802178
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)  Operating        DE              NY        13-3191825
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Global Investor Services, Inc.                Operating        DE              NJ        13-3211780
                       -------------------------------------------------------------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd               Operating       H.K.            H.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Taiwan Limited               Operating      Taiwan          Taiwan           -
                                ----------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.            Operating       Lux.            Lux.            -
                       -------------------------------------------------------------------------------------------------------------
                       Meiji - Alliance Capital Corp.                         Operating        DE              NY        13-3613617
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Ltd.                              Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.    Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Holdings Ltd.                             Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Investments Ltd.                          Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Whittingdale Ltd.            Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Cursitor Holdings Ltd.                        Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.                        80.00% 3rd parties = 20%
                       -------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.                         100.00%
                       -------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.                            100.00%
                       -------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                               75.00% 3rd parties = 25%
                                ----------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                              100.00%
                       -------------------------------------------------------
                       Alliance Capital Oceanic Corp.                              1,000    100.00% inactive
                       -------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                                   100.00% inactive
                       -------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                       1,000    100.00%
                       -------------------------------------------------------
                       Alliance Eastern Europe, Inc.                                        100.00%
                       -------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)         100          1
                       -------------------------------------------------------
                       Alliance Global Investor Services, Inc.                       100    100.00% formerly, Alliance Fund
                                                                                                      Services, Inc.
                       -------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd                              50.00% 3rd parties = 50%
                       -------------------------------------------------------
                                Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                ----------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs owns 1%
                       -------------------------------------------------------
                       Meiji - Alliance Capital Corp.                             50,000     50.00% Meiji Mutual Life owns 50%
                       -------------------------------------------------------
                       Sanford C. Bernstein Ltd.                                            100.00%
                       -------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                       -------------------------------------------------------
                       Whittingdale Holdings Ltd.                                           100.00%
                       -------------------------------------------------------
                                ACM Investments Ltd.                                        100.00%
                                ----------------------------------------------
                                Alliance Capital Whittingdale Ltd.                          100.00%
                                ----------------------------------------------
                                Cursitor Holdings Ltd.                                      100.00%
                                ----------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING C - MONY
----------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                              Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                            Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                              Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                          HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
        ----------------------------------------------------------------------------------------------------------------------------
           MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
           -------------------------------------------------------------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.      Insurance     Argentina      Argentina     98-0157781
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
              ----------------------------------------------------------------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.            Insurance  Cayman Islands  Cayman Islands  98-0152046
           -------------------------------------------------------------------------------------------------------------------------
           MONY Life Insurance Company of America                             Insurance        AZ              NY        86-0222062
           -------------------------------------------------------------------------------------------------------------------------
           Sagamore Financial, LLC                                               HCO           OH              OH        31-1296919
           -------------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                         Insurance        OH              OH        38-2046096
           -------------------------------------------------------------------------------------------------------------------------
           MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
           -------------------------------------------------------------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
              ----------------------------------------------------------------------------------------------------------------------
              MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
              ----------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              ----------------------------------------------------------------------------------------------------------------------
              1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
              ----------------------------------------------------------------------------------------------------------------------
              Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
              ----------------------------------------------------------------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              ----------------------------------------------------------------------------------------------------------------------
              MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Service Corp.                                  Operating        DE              NY        13-4194349
              ----------------------------------------------------------------------------------------------------------------------
              1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
              ----------------------------------------------------------------------------------------------------------------------
              MONY Securities Corporation                                     Operating        NY              NY        13-2645488
              ----------------------------------------------------------------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
                 -------------------------------------------------------------------------------------------------------------------
                 Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
                 -------------------------------------------------------------------------------------------------------------------


                                                                                             Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     -------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     -------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     -------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     -------------------------------------------------------------------------
        MONY Life Insurance Company *                                                       100.00%
        ----------------------------------------------------------------------
           MONY International Holdings, LLC                                                 100.00%
           -------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.                    100.00%
              ----------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                               99.00%
              ----------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                               100.00%
              ----------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.                              99.00%
                 -------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.                          100.00%
           -------------------------------------------------------------------
           MONY Life Insurance Company of America                                           100.00%
           -------------------------------------------------------------------
           Sagamore Financial, LLC                                             1,993,940    100.00%
           -------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                            405,000    100.00%
           -------------------------------------------------------------------
           MONY Financial Services, Inc.                                           1,000    100.00%
           -------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                        99     99.00%
              ----------------------------------------------------------------
              MONY Brokerage, Inc.                                                 1,500    100.00%
              ----------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                                    5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                                 1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                                  10    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                           5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                              1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                              1    100.00%
              ----------------------------------------------------------------
              1740 Ventures, Inc.                                                  1,000    100.00%
              ----------------------------------------------------------------
              Enterprise Capital Management, Inc.                                    500    100.00%
              ----------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                                1,000    100.00%
              ----------------------------------------------------------------
              MONY Assets Corp.                                                  200,000    100.00%
              ----------------------------------------------------------------
                 MONY Benefits Management Corp.                                    9,000     90.00%
                 -------------------------------------------------------------
                 MONY Benefits Service Corp.                                       2,500     90.00%
              ----------------------------------------------------------------
              1740 Advisers, Inc.                                                 14,600    100.00%
              ----------------------------------------------------------------
              MONY Securities Corporation                                          7,550    100.00%
              ----------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.                   1,000    100.00%
                 -------------------------------------------------------------
                 Trusted Investment Advisers Corp.                                     1    100.00%
                 -------------------------------------------------------------

  - As of February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.

  - As of February 2005, MONY Realty Parnters, Inc. was dissolved

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Jamaican regulatory reasons.

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Brazilian regulatory reasons.

  - Enterprise Accumulation Trust was merged into EQAT on July 9, 2004

  - MONY Series Funds, Inc. was merged into EQAT on July 9, 2004

ITEM 27.    NUMBER OF CONTRACT OWNERS:

      As of March 31, 2006 MONY America Variable Account A had 2,150 owners of Qualified Contracts and 69,342 owners of Non-Qualified Contracts.

ITEM 28.    INDEMNIFICATION

      The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

         SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

         SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

         The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

         The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, ACE Insurance, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Starr Excess Liability International and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

         (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Prior to June 6, 2005, MONY Securities Corporation served as the principal underwriter for the MONY and MONY America Variable Accounts.

         (b) AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

         (c) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

*Anthony F. Recine                    Chief Compliance Officer - Investment
                                      Advisory Activities

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Risk Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice  President

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer - Broker-Dealer Activities

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Maurya Keating                       Vice President and Counsel

*Gary Gordon                          Vice President

 Gisela Jackson                       Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Richard Morin                        Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*James Mullery                        Director, Executive Vice President and
                                      Chief Sales Director

*Douglas Dubitsky                     Managing Director, Chief Service Officer

*Michael Brandreit                    Managing Director and National Sales
                                      Manager

*John Kennedy                         Managing Director and National Sales
                                      Manager

*Jeff Herman                          Senior Vice President

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*William Costello                     Senior Vice President and National
                                      Accounts Director

*Michael McCarthy                     Managing Director and National Sales
                                      Manager

*Norman J. Abrams                     Vice President and General Counsel

*Linda J. Galasso                     Vice President and Secretary

*Ronald R. Quest                      Vice President and Treasurer

*Patrick O'Shea                       Vice President and Chief Financial Officer

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

      Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company of America, in whole or in part, at its principal offices at 1290 Avenue of the Americas, New York, New
York 10104 or at its Operations Center at 1 MONY Plaza, Syracuse, New
York 13202.

ITEM 31.    MANAGEMENT SERVICES

      Not applicable.

ITEM 32.    UNDERTAKINGS

      (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                    REPRESENTATIONS RELATING TO SECTION 26 OF
                       THE INVESTMENT COMPANY ACT OF 1940

      Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company of America.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2006.




                                  MONY America Variable Account A of
                                  MONY Life Insurance Company of America
                                          (Registrant)

                                  By: MONY Life Insurance Company of America
                                          (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Counsel
                                  MONY Life Insurance Company of America

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2006.




                                MONY Life Insurance Company of America
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Counsel
                                   MONY Life Insurance Company of America



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Mary R. (Nina) Henderson      Scott D. Miller
Christopher M. Condron      James F. Higgins              Joseph H. Moglia
Henri de Castries           W. Edwin Jarmain              Peter J. Tobin
Denis Duverne               Christina Johnson             Stanley B. Tulin




*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 26, 2006

                                  EXHIBIT INDEX


EXHIBIT
NO.       DESCRIPTION                                                 TAG VALUES
-------   --------------------------------------------------------   -----------

(10)(a)   Consent of PricewaterhouseCoopers LLP, Independent          EX-99.10a
          registered accounting firm
(10)(c)   Powers of Attorney                                          EX-99.10c